Schedule of Investments (unaudited) January 31, 2024	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

United States — 6.8%
CG oncology, Inc. (a)	13,813	$514,674
Citigroup, Inc.	255,000	14,323,350
Invesco S&P 500 Equal Weight ETF	269,746	42,204,459
Klaviyo, Inc., Class A (a)	6,918	178,830
Netflix, Inc. (a)	27,000	15,230,970
Palantir Technologies, Inc., Class A (a)	4	64
Procter & Gamble Co.	74,000	11,628,360

Total Common Stocks — 6.8% (Cost: $76,894,947)		84,080,707

Preferred Securities

Preferred Stocks — 0.4%(b)

United States — 0.4%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	4,891,330

		4,891,338

Total Preferred Securities — 0.4% (Cost: $3,250,011)	4,891,338

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.3%
Federal Home Loan Bank Discount Notes, 4.81%, 12/30/24	$3,090	2,960,993

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $2,958,806)		2,960,993

U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes, (3-mo. U.S.Treasury Money Market Yield + 0.25%), 5.57%, 01/31/26(d)	11,265	11,271,117

Total U.S. Treasury Obligations — 0.9% (Cost: $11,265,000)		11,271,117

Total Long-Term Investments — 8.4% (Cost: $94,368,764)		103,204,155

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(e)(f)	6,471,362	6,471,362

Security	Par (000)	Value

U.S. Treasury Obligations — 88.0%
U.S. Treasury Bills(g)
5.23%, 02/01/24	$8,206	$8,206,000
5.40%, 02/06/24 - 03/26/24	396,506	395,031,746
5.41%, 02/08/24 - 02/15/24	155,408	155,192,203
5.39%, 02/13/24 - 04/18/24	96,231	95,755,236
5.43%, 02/20/24	69,000	68,808,371
5.44%, 02/29/24	23,139	23,044,357
5.38%, 03/14/24 - 04/25/24	53,173	52,755,825
5.42%, 03/19/24	38,049	37,787,007
5.58%, 04/04/24	9,350	9,264,301
5.49%, 05/09/24	17,456	17,210,202
5.36%, 05/21/24 - 05/28/24	2,436	2,396,936
5.33%, 06/04/24(h)	5,253	5,163,315
5.25%, 06/13/24	3,960	3,885,656
5.35%, 06/20/24	15,749	15,440,076
5.26%, 07/05/24	19,799	19,369,351
5.24%, 07/11/24	14,795	14,462,083
5.19%, 07/18/24	24,450	23,880,641
5.20%, 07/25/24 - 08/01/24	12,694	12,375,065
5.22%, 07/25/24	17,122	16,705,618
5.13%, 11/29/24	5,000	4,805,399
4.83%, 12/26/24	4,916	4,711,449
4.81%, 01/23/25	4,542	4,339,553
U.S. Treasury Floating Rate Notes(d)
(3-mo. U.S.Treasury Money Market Yield - 0.08%), 5.25%, 04/30/24	4,885	4,883,184
(3-mo. U.S.Treasury Money Market Yield + 0.14%), 5.47%, 10/31/24	54,540	54,530,772
(3-mo. U.S.Treasury Money Market Yield + 0.20%), 5.53%, 01/31/25	20,175	20,180,564
(3-mo. U.S.Treasury Money Market Yield + 0.17%), 5.50%, 10/31/25	15,182	15,173,519

		1,085,358,429

Total Short-Term Securities — 88.5% (Cost: $1,091,790,248)		1,091,829,791

Total Investments — 96.9% (Cost: $1,186,159,012)		1,195,033,946

Other Assets Less Liabilities — 3.1%		37,908,874

Net Assets — 100.0%		$1,232,942,820

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,891,330, representing 0.4% of its net assets as of period end, and an original cost of $1,500,001.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	When-issued security.

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,420,426	$5,050,936	(a)	$—	$—	$—	$6,471,362	6,471,362	$190,700	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	262	03/15/24	$63,804	$(705,947)
S&P 500 Annual Dividend Index	188	12/20/24	3,356	91,258
S&P 500 Annual Dividend Index	190	12/19/25	3,413	213,788

				(400,901)

Short Contracts
CBOE Volatility Index	194	02/14/24	2,885	42,654

				$(358,247)

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend XSIM Future December 2023	JPY	93,210,000	BNP Paribas SA	04/01/24	JPY	15	$20,281	$—	$20,281
Nikkei Dividend XSIM Future December 2023	JPY	149,280,000	BNP Paribas SA	04/01/24	JPY	24	31,472	—	31,472
Nikkei Dividend XSIM Future December 2023	JPY	243,360,000	BNP Paribas SA	04/01/24	JPY	39	45,842	—	45,842
FTSE 100 Dividend Index Future December 2024	GBP	1,279,872	BNP Paribas SA	12/19/24	GBP	404	(35,808)	—	(35,808)
FTSE 100 Dividend Index Future December 2024	GBP	812,914	Morgan Stanley & Co. International PLC	12/19/24	GBP	263	2,378	—	2,378
Euro Stoxx 50 Dividend Future December 2024	EUR	1,426,920	BNP Paribas SA	12/20/24	EUR	94	45,420	—	45,420
Euro Stoxx 50 Dividend Future December 2024	EUR	592,178	Morgan Stanley & Co. International PLC	12/20/24	EUR	40	35,562	—	35,562
Euro Stoxx 50 Dividend Future December 2024	EUR	932,050	Morgan Stanley & Co. International PLC	12/20/24	EUR	63	56,692	—	56,692
FTSE 100 Dividend Index Future December 2024	GBP	336,911	Morgan Stanley & Co. International PLC	12/20/24	GBP	109	985	—	985
FTSE 100 Dividend Index Future December 2024	GBP	240,697	Morgan Stanley & Co. International PLC	12/20/24	GBP	77	(2,720)	—	(2,720)
Nikkei Dividend XSIM Future December 2024	JPY	81,237,000	BNP Paribas SA	04/01/25	JPY	13	39,306	—	39,306
Nikkei Dividend XSIM Future December 2024	JPY	155,000,000	BNP Paribas SA	04/01/25	JPY	25	83,911	—	83,911
Nikkei Dividend XSIM Future December 2024	JPY	230,130,000	BNP Paribas SA	04/01/25	JPY	36	73,746	—	73,746

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2025	GBP	1,270,080	BNP Paribas SA	12/18/25	GBP	441	$88,466	$—	$88,466
FTSE 100 Dividend Index Future December 2025	GBP	486,641	Morgan Stanley & Co. International PLC	12/18/25	GBP	171	41,703	—	41,703
FTSE 100 Dividend Index Future December 2025	GBP	809,643	Morgan Stanley & Co. International PLC	12/18/25	GBP	285	71,311	—	71,311
Euro Stoxx 50 Dividend Future December 2025	EUR	1,404,340	BNP Paribas SA	12/19/25	EUR	98	108,858	—	108,858
Euro Stoxx 50 Dividend Future December 2025	EUR	512,974	Morgan Stanley & Co. International PLC	12/19/25	EUR	37	59,727	—	59,727
Euro Stoxx 50 Dividend Future December 2025	EUR	926,218	Morgan Stanley & Co. International PLC	12/19/25	EUR	67	111,051	—	111,051

							$878,183	$—	$878,183

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$(9,515,459)	$3,301,652	(c)	$(6,260,845)	54.4%
	Monthly	Bank of America N.A.(d)	02/15/28	(940,458)	98,997	(e)	(469,681)	48.1
	Monthly	Barclays Bank PLC(f)	11/11/24 – 01/02/25	26,976,320	(2,868,007	)(g)	25,497,952	117.6
	Monthly	Barclays Bank PLC(h)	11/11/24 – 12/24/24	319,523	(693,661	)(i)	(77,361)	58.1
	Monthly	BNP Paribas SA(j)	03/21/25 – 12/15/26	(18,651,455)	1,645,747	(k)	(16,889,286)	73.5
	Monthly	BNP Paribas SA(l)	03/17/25 – 11/17/25	(1,273,781)	1,724,530	(m)	691,778	21.7
	Monthly	Goldman Sachs Bank USA(n)	08/19/26	(806,436)	1,895,199	(o)	1,585,430	58.9
	Monthly	Goldman Sachs Bank USA(p)	08/09/24 – 08/19/26	(10,100,227)	(352,470	)(q)	(10,108,717)	83.6
	Monthly	UBS AG(r)	04/18/28	(16,068,175)	3,725,310	(s)	(12,225,128)	46.9
	Monthly	UBS AG(t)	04/18/28	(531,588)	322,043	(u)	(3,703)	19.9

					$8,799,340		$(18,259,561)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $47,038 of net dividends and financing fees.
(e)	Amount includes $(371,780) of net dividends and financing fees.
(g)	Amount includes $(1,389,639) of net dividends and financing fees.
(i)	Amount includes $(296,777) of net dividends and financing fees.
(k)	Amount includes $(116,422) of net dividends and financing fees.
(m)	Amount includes $(241,029) of net dividends and financing fees.
(o)	Amount includes $(496,667) of net dividends and financing fees.
(q)	Amount includes $(343,980) of net dividends and financing fees.
(s)	Amount includes $(117,737) of net dividends and financing fees.
(u)	Amount includes $(205,842) of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-150 basis points	0-885 basis points	0-50 basis points
Benchmarks:

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	15-900 basis points	0-350 basis points	0-825 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

(n)	(p)	(r)
0-1,414 basis points	0-93 basis points	15-200 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer

Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(t)
15-760 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	90,672	$520,162	(8.3)%
Aristocrat Leisure Ltd.	53,901	1,575,616	(25.2)
Charter Hall Group	36,547	289,253	(4.6)

Security	Shares	Value	% of Basket Value

Australia (continued)
Flight Centre Travel Group Ltd.	10,821	$151,703	(2.4)%
Worley Ltd.	117,977	1,151,752	(18.4)

		3,688,486

Austria
ams-OSRAM AG	175,718	414,699	(6.6)
BAWAG Group AG	13,534	704,643	(11.3)

		1,119,342

Belgium
Liberty Global Ltd., Class C	52,543	1,100,250	(17.6)
Sofina SA	3,820	925,338	(14.8)

5

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Belgium (continued)
Syensqo SA	32,432	$2,932,431	(46.8)%
Warehouses De Pauw CVA	5,038	149,395	(2.4)

		5,107,414

Canada
Algonquin Power & Utilities Corp.	28,634	169,046	(2.7)
Barrick Gold Corp.	47,126	733,254	(11.7)
Capital Power Corp.	5,509	150,850	(2.4)
Cenovus Energy, Inc.	16,450	265,516	(4.2)
CGI, Inc.	3,440	384,386	(6.1)
Element Fleet Management Corp.	22,181	372,732	(6.0)
Enerplus Corp.	23,987	346,952	(5.5)
FirstService Corp.	24	4,002	(0.1)
Gibson Energy, Inc.	7,299	116,068	(1.9)
Imperial Oil Ltd.	5,272	302,922	(4.8)
Keyera Corp.	27,180	654,936	(10.5)
Kinaxis, Inc.	3,614	438,485	(7.0)
Magna International, Inc.	18,786	1,063,685	(17.0)
Manulife Financial Corp.	712	15,710	(0.2)
Pembina Pipeline Corp.	31,296	1,073,886	(17.2)
TELUS Corp.	58,265	1,039,429	(16.6)
TransAlta Corp.	10,533	75,992	(1.2)
West Fraser Timber Co. Ltd.	1,725	136,603	(2.2)
WSP Global, Inc.	479	70,107	(1.1)

		7,414,561

Denmark
AP Moller - Maersk A/S, Class B	243	453,917	(7.2)
DSV A/S	6,101	1,105,668	(17.7)
Genmab A/S	1,732	485,550	(7.8)
Novo Nordisk A/S, Class B	213,411	24,665,174	(394.0)
Novozymes A/S, B Shares	13,880	720,589	(11.5)
Orsted A/S	5,965	340,549	(5.4)
Pandora A/S	2,549	375,091	(6.0)

		28,146,538

France
Alstom SA	2,146	27,430	(0.4)
Amundi SA	4,176	286,256	(4.6)
Bouygues SA	28,960	1,075,723	(17.2)
Dassault Aviation SA	885	169,896	(2.7)
Eiffage SA	38,050	4,033,603	(64.4)
Engie SA	128,513	2,079,189	(33.2)
Eurazeo SE	11,228	968,053	(15.5)
Forvia SE	4,324	75,528	(1.2)
Gaztransport Et Technigaz SA	1,195	169,479	(2.7)
Gecina SA	2,294	256,491	(4.1)
Hermes International SCA	4,761	10,155,747	(162.2)
Rexel SA	18,631	502,057	(8.0)
Ubisoft Entertainment SA	7,606	170,241	(2.7)
Valeo SE	42,677	564,783	(9.0)
Vallourec SA	7,608	110,270	(1.8)
Vinci SA	12,343	1,575,832	(25.2)

		22,220,578

Germany
Adidas AG, Class N	6,062	1,159,821	(18.5)
Aroundtown SA	21,027	47,583	(0.8)
Bayerische Motoren Werke AG	40,279	4,233,769	(67.6)
Heidelberg Materials AG	15,381	1,439,117	(23.0)
HUGO BOSS AG, Ordinary Shares	391	24,794	(0.4)
K&S AG, Class N	8,558	121,674	(1.9)

Security	Shares	Value	% of Basket Value

Germany (continued)
KION Group AG	5,140	$237,350	(3.8)%
Knorr-Bremse AG	93	5,757	(0.1)
LANXESS AG	8,224	222,706	(3.6)
Mercedes-Benz Group AG, Class N	59,520	4,071,184	(65.0)
Nemetschek SE	5,102	476,420	(7.6)
RWE AG	69,975	2,621,260	(41.9)
Siemens AG, Class N	51,281	9,293,319	(148.4)
Wacker Chemie AG	2,665	290,874	(4.7)

		24,245,628

Hong Kong
Hang Lung Properties Ltd.	101,000	117,172	(1.9)
Hongkong Land Holdings Ltd.	300	936	(0.0)
New World Development Co. Ltd.	20,000	24,496	(0.4)
Swire Pacific Ltd., Class A	25,000	193,300	(3.1)
Swire Properties Ltd.	115,000	214,764	(3.4)

		550,668

Ireland
Kerry Group PLC, Class A	7,423	669,830	(10.7)
Smurfit Kappa Group PLC	63,232	2,378,781	(38.0)

		3,048,611

Israel
Nova Ltd.	6,282	909,696	(14.6)
Wix.com Ltd.	7,119	903,259	(14.4)

		1,812,955

Italy
Ferrari NV	474	167,447	(2.7)
Intesa Sanpaolo SpA	419,354	1,308,653	(20.9)
Saipem SpA	36,357	52,895	(0.8)
Telecom Italia SpA	185,515	56,671	(0.9)

		1,585,666

Japan
ABC-Mart, Inc.	13,700	239,721	(3.8)
Aeon Co. Ltd.	8,100	195,329	(3.1)
Amada Co. Ltd.	127,800	1,392,451	(22.2)
Asahi Kasei Corp.	40,400	308,664	(4.9)
Central Japan Railway Co.	80,500	2,028,208	(32.4)
ENEOS Holdings, Inc.	202,300	824,663	(13.2)
Fast Retailing Co. Ltd.	5,900	1,590,194	(25.4)
Hulic Co. Ltd.	68,800	766,829	(12.3)
ITOCHU Corp.	13,800	632,277	(10.1)
J Front Retailing Co. Ltd.	25,600	239,360	(3.8)
Japan Post Holdings Co. Ltd.	106,300	1,026,790	(16.4)
JFE Holdings, Inc.	51,100	814,404	(13.0)
JGC Holdings Corp.	6,100	71,601	(1.1)
Kakaku.com, Inc.	77,500	890,112	(14.2)
Komatsu Ltd.	29,400	843,848	(13.5)
Kubota Corp.	64,400	984,064	(15.7)
Kyowa Kirin Co. Ltd.	26,500	421,639	(6.7)
Lawson, Inc.	29,200	1,684,682	(26.9)
M3, Inc.	83,600	1,331,969	(21.3)
Makita Corp.	2,300	62,511	(1.0)
MEIJI Holdings Co. Ltd.	32,700	798,338	(12.8)
Mitsubishi Chemical Group Corp.	9,900	60,273	(1.0)
Mitsui & Co. Ltd.	39,800	1,629,509	(26.0)
Mizuho Financial Group, Inc.	56,800	1,040,989	(16.6)
Nihon M&A Center Holdings, Inc.	50,700	307,273	(4.9)
Nikon Corp.	30,200	311,060	(5.0)
Nippon Express Holdings, Inc.	7,600	456,631	(7.3)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Shinyaku Co. Ltd.	26,200	$934,390	(14.9)%
Nissan Motor Co. Ltd.	131,000	519,092	(8.3)
Nisshin Seifun Group, Inc.	36,300	511,163	(8.2)
NSK Ltd.	174,100	958,110	(15.3)
Obayashi Corp.	19,700	184,064	(2.9)
OBIC Business Consultants Co. Ltd.	44,000	1,991,967	(31.8)
Obic Co. Ltd.	6,900	1,071,078	(17.1)
Ono Pharmaceutical Co. Ltd.	11,400	207,448	(3.3)
Oracle Corp. Japan	6,500	517,285	(8.3)
Otsuka Corp.	39,700	1,686,513	(26.9)
Otsuka Holdings Co. Ltd.	6,000	238,137	(3.8)
Panasonic Holdings Corp.	102,600	975,388	(15.6)
Resona Holdings, Inc.	245,900	1,369,475	(21.9)
Sankyo Co. Ltd.	78,100	4,821,874	(77.0)
SCREEN Holdings Co. Ltd.	7,100	702,050	(11.2)
Sega Sammy Holdings, Inc.	31,400	466,500	(7.5)
Seiko Epson Corp.	26,500	390,681	(6.2)
Sekisui House Ltd.	106,200	2,420,466	(38.7)
Shimadzu Corp.	15,500	432,878	(6.9)
Shiseido Co. Ltd.	174,400	4,897,779	(78.2)
Skylark Holdings Co. Ltd.	85,000	1,394,291	(22.3)
SoftBank Group Corp.	14,900	648,565	(10.4)
Sumitomo Corp.	63,500	1,474,122	(23.6)
Sumitomo Mitsui Trust Holdings, Inc.	38,800	802,492	(12.8)
TIS, Inc.	20,400	458,239	(7.3)
Tokyo Tatemono Co. Ltd.	19,400	301,874	(4.8)

		51,329,310

Luxembourg
ArcelorMittal SA	61,499	1,715,389	(27.4)

Macau
Galaxy Entertainment Group Ltd.	37,000	191,908	(3.1)
Sands China Ltd.	60,800	159,480	(2.5)

		351,388

Netherlands
ABN AMRO Bank NV, CVA	76,984	1,148,070	(18.3)
ASR Nederland NV	3,516	167,860	(2.7)
ING Groep NV	48,317	695,500	(11.1)
Koninklijke DSM NV	1,376	137,884	(2.2)
NN Group NV	45,764	1,891,417	(30.2)
Redcare Pharmacy NV	1,462	205,359	(3.3)

		4,246,090

New Zealand
Xero Ltd.	13,658	992,439	(15.8)

Norway
Aker BP ASA	51,432	1,385,147	(22.1)
Equinor ASA	33,513	973,703	(15.6)
Gjensidige Forsikring ASA	4,108	67,135	(1.1)
Var Energi ASA	6,753	19,882	(0.3)

		2,445,867

Puerto Rico
Popular, Inc.	2,427	207,387	(3.3)

Singapore
Singapore Airlines Ltd.	71,200	355,439	(5.7)

Spain
Banco de Sabadell SA	484,298	636,653	(10.2)
Banco Santander SA	306,395	1,248,066	(19.9)

Security	Shares	Value	% of Basket Value

Spain (continued)
Bankinter SA	81,315	$509,239	(8.1)%
Fluidra SA	4,082	89,491	(1.4)
Grifols SA, Class A	21,944	241,851	(3.9)
Industria de Diseno Textil SA	37,179	1,610,569	(25.7)
Repsol SA	4,823	72,150	(1.2)
Telefonica SA	1,604,748	6,608,925	(105.6)

		11,016,944

Sweden
Electrolux AB, Class B	4,923	46,425	(0.8)
Telia Co. AB	115,861	300,291	(4.8)
Trelleborg AB, Class B	49,341	1,511,239	(24.1)
Volvo Car AB, Class B	5,180	13,613	(0.2)

		1,871,568

Switzerland
ABB Ltd., Class N	48,139	2,053,463	(32.8)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	88	1,126,888	(18.0)
Flughafen Zurich AG, Class N	5,364	1,115,817	(17.8)
Kuehne and Nagel International AG, Registered Shares	51,335	17,519,012	(279.8)
Temenos AG, Class N	3,306	338,790	(5.4)

		22,153,970

United Arab Emirates
Dubai Taxi Co.PJSC	4,562,971	2,807,638	(44.8)

United Kingdom
Auto Trader Group PLC	96,946	895,665	(14.3)
Aviva PLC	226,960	1,243,901	(19.9)
British Land Co. PLC	326,844	1,577,045	(25.2)
Burberry Group PLC	19,826	327,894	(5.2)
Darktrace PLC	5,759	25,082	(0.4)
Drax Group PLC	76,299	494,601	(7.9)
easyJet PLC	274,844	1,931,792	(30.9)
Informa PLC	18,699	184,194	(2.9)
J Sainsbury PLC	424,109	1,454,683	(23.2)
Just Eat Takeaway.com NV	64,325	981,000	(15.7)
Land Securities Group PLC	111,177	941,379	(15.0)
Marks & Spencer Group PLC	282,299	885,912	(14.1)
Moneysupermarket.com Group PLC	2	7	(0.0)
Smiths Group PLC	180,310	3,711,915	(59.3)
Spectris PLC	56,901	2,660,074	(42.5)
Tate & Lyle PLC	28	222	(0.0)
Tesco PLC	285,448	1,038,787	(16.6)
Tritax Big Box REIT PLC	49,244	103,544	(1.7)
Vodafone Group PLC	1,313,158	1,121,220	(17.9)
Weir Group PLC	14,411	332,707	(5.3)
Wise PLC, Class A	18,101	185,503	(3.0)

		20,097,127

United States
A O Smith Corp.	9,288	720,842	(11.5)
Academy Sports & Outdoors, Inc.	1,306	81,925	(1.3)
Adient PLC	15,984	554,805	(8.9)
Adobe, Inc.	2,222	1,372,707	(21.9)
Advanced Drainage Systems, Inc.	567	73,948	(1.2)
AECOM	10,920	963,035	(15.4)
Agilent Technologies, Inc.	16,090	2,093,309	(33.4)
Alaska Air Group, Inc.	8,846	316,952	(5.1)
Alcoa Corp.	21,421	637,275	(10.2)
Align Technology, Inc.	1,820	486,522	(7.8)

7

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Alkermes PLC	641	$17,339	(0.3)%
Alnylam Pharmaceuticals, Inc.	34	5,879	(0.1)
Amdocs Ltd.	12,547	1,150,309	(18.4)
AMETEK, Inc.	17,951	2,908,960	(46.5)
Amgen, Inc.	1,998	627,891	(10.0)
Antero Resources Corp.	6,633	148,181	(2.4)
Asbury Automotive Group, Inc.	138	28,850	(0.5)
AT&T, Inc.	14,102	249,464	(4.0)
Atlassian Corp., Class A	1,538	384,146	(6.1)
AutoNation, Inc.	2,863	399,847	(6.4)
Avnet, Inc.	12,114	548,764	(8.8)
Axis Capital Holdings Ltd.	5,878	349,859	(5.6)
Block, Inc., Class A	11,315	735,588	(11.7)
Booking Holdings, Inc.	6	21,045	(0.3)
Box, Inc., Class A	45,619	1,185,182	(18.9)
Boyd Gaming Corp.	3,117	197,898	(3.2)
BRP, Inc.	4,217	265,021	(4.2)
Bunge Global SA	1,052	92,671	(1.5)
Cable One, Inc.	416	228,355	(3.6)
CACI International, Inc., Class A	1,812	622,839	(9.9)
Cadence Design Systems, Inc.	1,189	342,979	(5.5)
Camden Property Trust	25,296	2,373,777	(37.9)
Carnival Corp.	8,967	148,673	(2.4)
Cencora, Inc.	390	90,745	(1.5)
Ceridian HCM Holding, Inc.	5,461	379,649	(6.1)
CH Robinson Worldwide, Inc.	14,753	1,240,580	(19.8)
Chemed Corp.	4,071	2,413,248	(38.5)
Ciena Corp.	19,649	1,041,397	(16.6)
Cincinnati Financial Corp.	6,520	722,416	(11.5)
Cirrus Logic, Inc.	11,961	923,389	(14.7)
Cognex Corp.	7,491	270,725	(4.3)
Colgate-Palmolive Co.	10,116	851,767	(13.6)
Coterra Energy, Inc.	25,593	636,754	(10.2)
Credit Acceptance Corp.	4,014	2,171,855	(34.7)
Curtiss-Wright Corp.	7,461	1,660,595	(26.5)
Deckers Outdoor Corp.	421	317,320	(5.1)
Domino’s Pizza, Inc.	648	276,191	(4.4)
eBay, Inc.	36,054	1,480,738	(23.7)
EMCOR Group, Inc.	158	36,041	(0.6)
EOG Resources, Inc.	23,398	2,662,458	(42.5)
Equity Residential	12,950	779,460	(12.5)
Exact Sciences Corp.	3,897	254,864	(4.1)
F5, Inc.	1,285	236,054	(3.8)
Fidelity National Information Services, Inc.	29,974	1,866,181	(29.8)
First American Financial Corp.	2,728	164,635	(2.6)
Flex Ltd.	65,786	1,561,760	(24.9)
Flowserve Corp.	35,563	1,420,031	(22.7)
Fox Corp., Class A	6,332	204,524	(3.3)
Franklin Resources, Inc.	5,356	142,630	(2.3)
GoDaddy, Inc., Class A	5,810	619,695	(9.9)
Graco, Inc.	10,102	861,701	(13.8)
H&R Block, Inc.	14,680	687,611	(11.0)
Halozyme Therapeutics, Inc.	10,042	339,922	(5.4)
Harley-Davidson, Inc.	13,160	427,042	(6.8)
Helmerich & Payne, Inc.	32,034	1,289,689	(20.6)
Hilton Grand Vacations, Inc.	2,123	88,529	(1.4)
HP, Inc.	63,861	1,833,449	(29.3)
Incyte Corp.	536	31,501	(0.5)
Independence Realty Trust, Inc.	3,042	44,687	(0.7)
International Paper Co.	8,562	306,776	(4.9)
Invesco Ltd.	16,564	262,208	(4.2)
Invitation Homes, Inc.	8,614	283,659	(4.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Iridium Communications, Inc.	18,720	$678,787	(10.8)%
ITT, Inc.	5,442	657,285	(10.5)
Jack Henry & Associates, Inc.	9,823	1,628,948	(26.0)
James Hardie Industries PLC, CDI	38,294	1,459,848	(23.3)
Jones Lang LaSalle, Inc.	9,457	1,674,456	(26.7)
KeyCorp	27,917	405,634	(6.5)
KLA Corp.	169	100,393	(1.6)
Lamar Advertising Co., Class A	1,035	108,344	(1.7)
Landstar System, Inc.	390	74,771	(1.2)
Lattice Semiconductor Corp.	4,049	246,422	(3.9)
Liberty Media Corp.-Liberty SiriusXM	8,558	259,821	(4.2)
Lockheed Martin Corp.	3,829	1,644,211	(26.3)
Louisiana-Pacific Corp.	25,649	1,706,941	(27.3)
Lyft, Inc., Class A	84,561	1,056,167	(16.9)
Manhattan Associates, Inc.	5,094	1,235,601	(19.7)
Marathon Oil Corp.	28,368	648,209	(10.4)
Marsh & McLennan Cos., Inc.	3,124	605,556	(9.7)
Masco Corp.	13,958	939,234	(15.0)
Mettler-Toledo International, Inc.	1,061	1,270,219	(20.3)
MGIC Investment Corp.	22,873	453,800	(7.2)
MSCI, Inc., Class A	768	459,740	(7.3)
Murphy USA, Inc.	823	290,124	(4.6)
NetApp, Inc.	9,121	795,351	(12.7)
New Jersey Resources Corp.	22,305	910,713	(14.5)
Nutanix, Inc., Class A	6,276	352,711	(5.6)
NVR, Inc.	24	169,807	(2.7)
OGE Energy Corp.	10,149	337,353	(5.4)
OneMain Holdings, Inc.	4,067	193,589	(3.1)
Oshkosh Corp.	25,842	2,845,204	(45.4)
Paramount Global, Class B	75,532	1,102,012	(17.6)
Penske Automotive Group, Inc.	7,717	1,144,971	(18.3)
Perrigo Co. PLC	605	19,408	(0.3)
Pool Corp.	741	275,096	(4.4)
Post Holdings, Inc.	22,700	2,108,149	(33.7)
Primo Water Corp.	10,552	153,405	(2.5)
Prudential Financial, Inc.	121	12,697	(0.2)
PulteGroup, Inc.	16,236	1,697,636	(27.1)
Pure Storage, Inc., Class A	25,503	1,019,865	(16.3)
Qualys, Inc.	4,947	935,824	(14.9)
Regions Financial Corp.	364	6,796	(0.1)
Reinsurance Group of America, Inc.	21,699	3,773,239	(60.3)
RH	1,658	420,270	(6.7)
Robert Half, Inc.	8,869	705,440	(11.3)
Roche Holding AG - BR	194	59,266	(0.9)
S&P Global, Inc.	92	41,248	(0.7)
SEI Investments Co.	13,555	857,218	(13.7)
Service Corp. International	12,325	827,254	(13.2)
Signify NV	205	6,234	(0.1)
Silicon Laboratories, Inc.	2,914	359,471	(5.7)
Skechers USA, Inc., Class A	7,585	473,607	(7.6)
Spotify Technology SA	3,332	717,546	(11.5)
Stellantis NV	13,724	306,287	(4.9)
Synovus Financial Corp.	26,848	1,011,096	(16.2)
Sysco Corp.	26,080	2,110,654	(33.7)
T Rowe Price Group, Inc.	1,461	158,445	(2.5)
TD SYNNEX Corp.	747	74,685	(1.2)
TE Connectivity Ltd.	9,061	1,288,384	(20.6)
Tenet Healthcare Corp.	2,941	243,338	(3.9)
Teradata Corp.	2,322	107,230	(1.7)
Teradyne, Inc.	24,230	2,340,376	(37.4)
Toll Brothers, Inc.	11,932	1,185,444	(18.9)
Transocean Ltd.	117,784	643,101	(10.3)

8

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Trex Co., Inc.	13,867	$1,129,883	(18.0)%
U.S. Foods Holding Corp.	2,244	103,246	(1.6)
UFP Industries, Inc.	480	54,456	(0.9)
UGI Corp.	145,839	3,228,875	(51.6)
Ulta Beauty, Inc.	106	53,217	(0.9)
Unum Group	7,941	383,868	(6.1)
Valero Energy Corp.	2,892	401,699	(6.4)
Valmont Industries, Inc.	5,732	1,293,770	(20.7)
Veeva Systems, Inc., Class A	4,899	1,016,102	(16.2)
VeriSign, Inc.	7,853	1,561,805	(24.9)
Visteon Corp.	1,300	149,877	(2.4)
Wayfair, Inc., Class A	4,972	249,843	(4.0)
West Pharmaceutical Services, Inc.	1,114	415,555	(6.6)
Westinghouse Air Brake Technologies Corp.	11,565	1,521,607	(24.3)
Westlake Corp.	9,105	1,259,677	(20.1)
WeWork, Inc., Class A	1	0	0.0
Workday, Inc., Class A	830	241,588	(3.9)
Xylem, Inc./New York	5,731	644,394	(10.3)
Zions Bancorp NA	20,978	878,978	(14.0)
Zoetis, Inc., Class A	3,492	655,833	(10.5)

		115,856,517

Preferred Stocks

Germany
Bayerische Motoren Werke AG	738	72,668	(1.2)

Rights

Spain
Iberdrola SA, (Expires 02/09/24)	558	116	(0.0)

Total Reference Entity — Long		334,460,304

Reference Entity — Short

Common Stocks

Australia
Endeavour Group Ltd.	(9,273)	(34,436)	0.5
NEXTDC Ltd.	(50,393)	(463,146)	7.4
Pilbara Minerals Ltd.	(23,515)	(54,388)	0.9

		(551,970)

Belgium
Anheuser-Busch InBev SA	(127,428)	(7,980,343)	127.5
D’ieteren Group	(16,190)	(3,299,792)	52.7
Elia Group SA/NV	(8,079)	(986,390)	15.7
KBC Group NV	(2,151)	(141,442)	2.3

		(12,407,967)

Bermuda
RenaissanceRe Holdings Ltd.	(5,113)	(1,170,008)	18.7

Brazil
Yara International ASA	(125)	(4,193)	0.1

Canada
ARC Resources Ltd.	(6,935)	(107,285)	1.7
Canadian Apartment Properties REIT	(17,147)	(592,859)	9.5
CCL Industries, Inc., Class B	(7,681)	(327,486)	5.2
Fairfax Financial Holdings Ltd.	(1,967)	(2,043,289)	32.6
Hydro One Ltd.	(24,728)	(731,101)	11.7
iA Financial Corp., Inc.	(14,467)	(979,915)	15.6
Intact Financial Corp.	(4,201)	(654,521)	10.5
Loblaw Cos. Ltd.	(10,577)	(1,052,927)	16.8
Metro, Inc.	(31,672)	(1,661,415)	26.5

Security	Shares	Value	% of Basket Value

Canada (continued)
National Bank of Canada	(24,461)	$(1,864,031)	29.8%
Parex Resources, Inc.	(7,435)	(122,639)	2.0
Peyto Exploration & Development Corp.	(93,504)	(898,541)	14.4
Quebecor, Inc., Class B	(13,924)	(337,235)	5.4
SNC-Lavalin Group, Inc.	(6,940)	(229,315)	3.7
TMX Group Ltd.	(26,941)	(663,806)	10.6
Vermilion Energy, Inc.	(40,565)	(434,263)	6.9

		(12,700,628)

China
Wharf Holdings Ltd.	(1,000)	(2,921)	0.0
Wilmar International Ltd.	(73,000)	(179,863)	2.9

		(182,784)

Denmark
Carlsberg A/S, Class B	(3,700)	(482,310)	7.7
Coloplast A/S, Class B	(20,414)	(2,383,148)	38.1
Danske Bank A/S	(135,597)	(3,678,593)	58.7
Vestas Wind Systems A/S	(14,175)	(404,835)	6.5

		(6,948,886)

Finland
Elisa OYJ	(11,509)	(531,569)	8.5
Fortum OYJ	(4,366)	(60,522)	1.0
Kesko OYJ, Class B	(16,914)	(334,757)	5.3
Neste OYJ	(47,617)	(1,662,440)	26.6
Nokia OYJ	(518,958)	(1,898,828)	30.3
Nordea Bank Abp	(33,666)	(416,351)	6.7
Orion OYJ, Class B	(4,718)	(220,118)	3.5
Stora Enso OYJ, Class R	(18,128)	(233,918)	3.7
UPM-Kymmene OYJ	(49,694)	(1,832,470)	29.3

		(7,190,973)

France
Adevinta ASA, Class B	(52,729)	(574,991)	9.2
Biomerieux	(11,947)	(1,302,956)	20.8
Bollore SE	(542,328)	(3,626,917)	57.9
Capgemini SE	(2,821)	(634,560)	10.1
Covivio SA/France	(4,108)	(201,654)	3.2
Ipsen SA	(1,082)	(126,381)	2.0
Kering SA	(4,433)	(1,843,469)	29.5
Klepierre SA	(16,942)	(444,581)	7.1
Renault SA	(2,422)	(92,424)	1.5
Sartorius Stedim Biotech	(4,607)	(1,256,715)	20.1
TotalEnergies SE	(10,466)	(688,053)	11.0
Unibail-Rodamco-Westfield	(9,660)	(699,840)	11.2

		(11,492,541)

Germany
AIXTRON SE	(6,086)	(229,404)	3.7
Bechtle AG	(12,294)	(645,493)	10.3
Carl Zeiss Meditec AG	(547)	(58,463)	0.9
Commerzbank AG	(10,328)	(119,270)	1.9
Hannover Rueck SE, Class N	(1,053)	(255,835)	4.1
HelloFresh SE	(6,462)	(86,628)	1.4
Symrise AG, Class A	(20,619)	(2,154,750)	34.4

		(3,549,843)

Ireland
Kingspan Group PLC	(2,511)	(206,623)	3.3

Israel
Elbit Systems Ltd.	(1,297)	(259,671)	4.1

9

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Global-e Online Ltd.	(52,205)	$(1,971,783)	31.5%
ICL Group Ltd.	(162,889)	(719,031)	11.5
Mobileye Global, Inc., Class A	(24,132)	(624,053)	10.0

		(3,574,538)

Italy
Assicurazioni Generali SpA	(5,030)	(113,643)	1.8
Banca Monte Dei Paschi Siena SpA	(90,736)	(322,512)	5.2
DiaSorin SpA	(1,636)	(152,525)	2.4
Eni SpA	(60,837)	(983,006)	15.7
Leonardo SpA	(45,977)	(813,806)	13.0
Nexi SpA	(12,878)	(100,103)	1.6
Poste Italiane SpA	(21,235)	(233,379)	3.7

		(2,718,974)

Japan
Asahi Group Holdings Ltd.	(3,400)	(127,625)	2.0
Bridgestone Corp.	(25,900)	(1,132,459)	18.1
Chiba Bank Ltd.	(17,000)	(127,160)	2.0
Chubu Electric Power Co., Inc.	(12,000)	(157,196)	2.5
Concordia Financial Group Ltd.	(80,200)	(385,729)	6.2
FANUC Corp.	(2,900)	(81,047)	1.3
Fukuoka Financial Group, Inc.	(11,000)	(272,789)	4.4
GLP J-REIT	(75)	(67,653)	1.1
Harmonic Drive Systems, Inc.	(12,800)	(313,623)	5.0
Ibiden Co. Ltd.	(7,700)	(391,618)	6.3
Iida Group Holdings Co. Ltd.	(1,200)	(18,301)	0.3
Japan Metropolitan Fund Invest	(537)	(368,133)	5.9
Japan Real Estate Investment Corp.	(695)	(2,690,687)	43.0
JMDC, Inc.	(15,900)	(425,010)	6.8
Keisei Electric Railway Co. Ltd.	(33,000)	(1,508,728)	24.1
Kintetsu Group Holdings Co. Ltd.	(27,800)	(866,333)	13.8
Kyushu Electric Power Co., Inc.	(18,200)	(137,568)	2.2
Kyushu Railway Co.	(42,000)	(931,954)	14.9
Macnica Holdings, Inc.	(22,500)	(1,202,803)	19.2
MatsukiyoCocokara & Co.	(31,100)	(570,788)	9.1
Mercari, Inc.	(4,000)	(66,790)	1.1
MinebeaMitsumi, Inc.	(2,300)	(47,984)	0.8
Mitsui High-Tec, Inc.	(21,300)	(992,894)	15.9
Mitsui OSK Lines Ltd.	(24,600)	(891,689)	14.2
Nippon Building Fund, Inc.	(180)	(735,514)	11.7
Nippon Yusen KK	(13,800)	(479,933)	7.7
Nissan Chemical Corp.	(5,700)	(229,588)	3.7
Niterra Co. Ltd.	(66,900)	(1,817,794)	29.0
Oji Holdings Corp.	(269,800)	(1,065,082)	17.0
Osaka Gas Co. Ltd.	(1,900)	(40,401)	0.6
Rakuten Bank Ltd.	(3,500)	(55,066)	0.9
Resonac Holdings Corp.	(56,600)	(1,139,527)	18.2
Secom Co. Ltd.	(9,200)	(674,416)	10.8
Seven & i Holdings Co. Ltd.	(1,100)	(43,857)	0.7
SG Holdings Co. Ltd.	(36,500)	(477,699)	7.6
Sharp Corp.	(21,400)	(145,375)	2.3
SHIFT, Inc.	(200)	(36,417)	0.6
Shimano, Inc.	(2,000)	(290,042)	4.6
Shinko Electric Industries Co. Ltd.	(300)	(11,198)	0.2
Shizuoka Financial Group, Inc.	(44,200)	(407,657)	6.5
SMC Corp.	(5,700)	(3,203,954)	51.2
Socionext, Inc.	(1,700)	(39,270)	0.6
Sony Group Corp.	(10,200)	(1,009,856)	16.1
Square Enix Holdings Co. Ltd.	(500)	(19,727)	0.3
SUMCO Corp.	(155,900)	(2,386,748)	38.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Taiyo Yuden Co. Ltd.	(9,600)	$(234,159)	3.7%
TDK Corp.	(1,700)	(85,371)	1.4
Tobu Railway Co. Ltd.	(700)	(18,724)	0.3
Tohoku Electric Power Co., Inc.	(50,400)	(339,713)	5.4
Tokyo Electric Power Co.Holdings, Inc.	(248,900)	(1,338,480)	21.4
Tokyo Gas Co. Ltd.	(11,800)	(273,752)	4.4
Tokyo Seimitsu Co. Ltd.	(2,200)	(143,819)	2.3
Tokyu Corp.	(25,800)	(305,733)	4.9
Ulvac, Inc.	(1,800)	(88,894)	1.4
Visional, Inc.	(300)	(18,964)	0.3
West Japan Railway Co.	(14,000)	(588,668)	9.4
Yamato Holdings Co. Ltd.	(10,700)	(186,801)	3.0
Yaskawa Electric Corp.	(8,900)	(338,892)	5.4
Yokohama Rubber Co. Ltd.	(11,900)	(284,261)	4.5

		(32,331,913)

Netherlands
BE Semiconductor Industries NV	(544)	(82,762)	1.3
Heineken Holding NV	(31,719)	(2,697,170)	43.1
Heineken NV	(42,446)	(4,327,236)	69.1
IMCD NV	(1,149)	(177,854)	2.8
JDE Peet’s NV	(41,039)	(1,026,618)	16.4
Koninklijke Ahold Delhaize NV	(25,412)	(724,429)	11.6
OCI NV	(5,957)	(172,327)	2.7
Universal Music Group NV	(19,201)	(573,471)	9.2

		(9,781,867)

Norway
Orkla ASA	(173,434)	(1,379,096)	22.0
Salmar ASA	(13,720)	(773,078)	12.4

		(2,152,174)

Portugal
Jeronimo Martins SGPS SA	(4,002)	(92,249)	1.5

Singapore
CapitaLand Ascendas REIT	(177,600)	(387,028)	6.2
City Developments Ltd.	(21,300)	(97,283)	1.5
Oversea-Chinese Banking Corp. Ltd.	(192,200)	(1,844,730)	29.4
Singapore Exchange Ltd.	(8,700)	(61,128)	1.0
UOL Group Ltd.	(58,600)	(273,728)	4.4

		(2,663,897)

Spain
Amadeus IT Group SA	(16,509)	(1,172,205)	18.7
Corp. ACCIONA Energias Renovables SA	(7,328)	(193,049)	3.1
Solaria Energia y Medio Ambiente SA	(1,017)	(15,123)	0.2

		(1,380,377)

Sweden
Beijer Ref AB, Class B	(785)	(10,765)	0.2
Boliden AB	(23,721)	(634,935)	10.1
Epiroc AB, Class A	(54,197)	(965,685)	15.4
Epiroc AB, Class B	(8,920)	(140,247)	2.2
EQT AB	(37,577)	(1,016,776)	16.2
Evolution Ab	(20,923)	(2,461,993)	39.3
Getinge AB, Class B	(5,976)	(128,795)	2.1
Industrivarden AB, Class A	(143)	(4,538)	0.1
Investment AB Latour, Class B	(23,764)	(598,806)	9.6
Investor AB, Class B	(20,500)	(486,377)	7.8
Lifco AB, Class B	(4,756)	(115,681)	1.9
Sandvik Ab	(173,558)	(3,675,465)	58.7
Skandinaviska Enskilda Banken AB, Class A	(362,833)	(5,193,650)	83.0

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Svenska Cellulosa AB SCA, Class B	(127,798)	$(1,754,303)	28.0%
Svenska Handelsbanken AB, A Shares	(178,488)	(1,936,634)	30.9
Swedbank AB, A Shares	(17,001)	(347,037)	5.5

		(19,471,687)

Switzerland
Alcon, Inc.	(14,399)	(1,093,150)	17.5
Bachem Holding AG, Class N	(6,394)	(431,668)	6.9
Baloise Holding AG, Class N	(19,330)	(3,104,108)	49.6
Georg Fischer AG, Registered Shares	(504)	(34,013)	0.5
Helvetia Holding AG, Registered Shares	(7,792)	(1,127,721)	18.0
SIG Group AG	(9,573)	(202,071)	3.2
Straumann Holding AG, Registered Shares	(2,530)	(387,367)	6.2
Swiss Life Holding AG, Class N	(6,276)	(4,541,509)	72.5
Swisscom AG, Class N	(5,049)	(3,045,328)	48.6
UBS Group AG, Registered Shares	(72,745)	(2,194,889)	35.1
VAT Group AG	(93)	(43,639)	0.7

		(16,205,463)

Thailand
Fabrinet	(457)	(97,574)	1.6

United Kingdom
Ashtead Group PLC	(46,271)	(3,037,137)	48.5
BAE Systems PLC	(42,126)	(630,258)	10.1
Barratt Developments PLC	(28,429)	(194,601)	3.1
Beazley PLC	(33,853)	(233,982)	3.7
Berkeley Group Holdings PLC	(1,016)	(61,786)	1.0
Croda International PLC	(19,100)	(1,160,794)	18.5
DS Smith PLC	(176,917)	(633,667)	10.1
Howden Joinery Group PLC	(47,391)	(481,943)	7.7
HSBC Holdings PLC	(1,219,253)	(9,544,721)	152.4
JD Sports Fashion PLC	(596,167)	(884,629)	14.1
Lloyds Banking Group PLC	(390,655)	(210,160)	3.4
Melrose Industries PLC	(46,828)	(350,532)	5.6
Ocado Group PLC	(109,376)	(752,940)	12.0
Persimmon PLC	(2,558)	(47,318)	0.8
Rentokil Initial PLC	(152,744)	(790,118)	12.6
RS Group PLC	(98,607)	(980,865)	15.7
Unilever PLC	(21,111)	(1,031,698)	16.5

		(21,027,149)

United States
10X Genomics, Inc., Class A	(13,183)	(549,336)	8.8
Accenture PLC, Class A	(783)	(284,918)	4.6
Aflac, Inc.	(5,202)	(438,737)	7.0
Agree Realty Corp.	(32,924)	(1,962,600)	31.3
Air Lease Corp., Class A	(5,650)	(236,227)	3.8
Airbnb, Inc., Class A	(6,746)	(972,368)	15.5
Albemarle Corp.	(16,089)	(1,846,052)	29.5
Ally Financial, Inc.	(26,193)	(960,759)	15.3
American Electric Power Co., Inc.	(51,007)	(3,985,687)	63.7
Amkor Technology, Inc.	(8,936)	(282,914)	4.5
Analog Devices, Inc.	(34,298)	(6,597,563)	105.4
Antero Midstream Corp.	(16,074)	(196,746)	3.1
Apellis Pharmaceuticals, Inc.	(2,913)	(184,364)	2.9
Aramark	(10,890)	(316,681)	5.1
Asana, Inc., Class A	(10,407)	(181,290)	2.9
Aspen Technology, Inc.	(25,941)	(4,980,413)	79.6
ATI, Inc.	(23,933)	(978,142)	15.6
Avantor, Inc.	(33,415)	(768,211)	12.3
Ball Corp.	(7,111)	(394,305)	6.3

Security	Shares	Value	% of Basket Value

United States (continued)
BJ’s Wholesale Club Holdings, Inc.	(21,550)	$(1,386,527)	22.1%
Boston Scientific Corp.	(26,729)	(1,690,877)	27.0
Braze, Inc., Class A	(3,370)	(182,149)	2.9
BWX Technologies, Inc.	(12,151)	(990,063)	15.8
Cboe Global Markets, Inc.	(2,377)	(437,011)	7.0
CF Industries Holdings, Inc.	(6,147)	(464,160)	7.4
Chesapeake Energy Corp.	(4,231)	(326,252)	5.2
Chord Energy Corp.	(16,838)	(2,589,011)	41.4
Churchill Downs, Inc.	(9,374)	(1,133,973)	18.1
Civitas Resources, Inc.	(10,423)	(675,515)	10.8
Coca-Cola Consolidated, Inc.	(1,464)	(1,261,075)	20.1
Columbia Sportswear Co.	(853)	(67,609)	1.1
Concentrix Corp.	(3,510)	(311,934)	5.0
Confluent, Inc., Class A	(5,695)	(127,340)	2.0
Core & Main, Inc., Class A	(3,057)	(126,285)	2.0
Corteva, Inc.	(1,554)	(70,676)	1.1
Coty, Inc., Class A	(123,233)	(1,488,655)	23.8
Crane Co.	(11,965)	(1,484,976)	23.7
Danaher Corp.	(2,743)	(658,073)	10.5
Diamondback Energy, Inc.	(431)	(66,262)	1.1
Dollar General Corp.	(2,014)	(265,989)	4.3
Dollar Tree, Inc.	(18,740)	(2,447,819)	39.1
DoorDash, Inc., Class A	(8,519)	(887,680)	14.2
DoubleVerify Holdings, Inc.	(10,998)	(440,030)	7.0
Doximity, Inc., Class A	(67,836)	(1,828,180)	29.2
Duke Energy Corp.	(8,311)	(796,443)	12.7
Element Solutions, Inc.	(9,322)	(207,228)	3.3
Endeavor Group Holdings, Inc., Class A	(5,117)	(126,646)	2.0
Entegris, Inc.	(4,911)	(578,025)	9.2
Envista Holdings Corp.	(2,005)	(47,118)	0.8
Equifax, Inc.	(7,266)	(1,775,374)	28.4
Erie Indemnity Co., Class A	(2,360)	(816,159)	13.0
Estee Lauder Cos., Inc., Class A	(1,330)	(175,547)	2.8
Eversource Energy	(21,734)	(1,178,417)	18.8
Extra Space Storage, Inc.	(607)	(87,675)	1.4
Ferguson PLC	(4,630)	(869,438)	13.9
Fifth Third Bancorp	(17,684)	(605,500)	9.7
Fluence Energy, Inc., Class A	(29,538)	(586,920)	9.4
Freshworks, Inc., Class A	(67,243)	(1,492,795)	23.8
FTI Consulting, Inc.	(910)	(174,365)	2.8
Gaming and Leisure Properties, Inc.	(49,326)	(2,251,732)	36.0
GE HealthCare, Inc.	(5,392)	(395,557)	6.3
Goldman Sachs Group, Inc.	(2,726)	(1,046,811)	16.7
Graphic Packaging Holding Co.	(31,426)	(801,677)	12.8
Haleon PLC	(570,331)	(2,327,030)	37.2
Hasbro, Inc.	(14,793)	(724,117)	11.6
HB Fuller Co.	(821)	(62,207)	1.0
Healthcare Realty Trust, Inc.	(41,068)	(661,605)	10.6
Hexcel Corp.	(5,595)	(371,452)	5.9
Howmet Aerospace, Inc.	(50,514)	(2,841,918)	45.4
Hyatt Hotels Corp., Class A	(5,421)	(695,894)	11.1
Immunovant, Inc.	(4,314)	(157,073)	2.5
Inari Medical, Inc.	(7,876)	(448,538)	7.2
Ingersoll Rand, Inc.	(10,612)	(847,474)	13.5
Interactive Brokers Group, Inc., Class A	(16,702)	(1,482,303)	23.7
International Flavors & Fragrances, Inc.	(18,127)	(1,462,486)	23.4
Intra-Cellular Therapies, Inc.	(6,736)	(453,602)	7.2
Jacobs Solutions, Inc.	(3,830)	(516,169)	8.2
Keurig Dr. Pepper, Inc.	(116,571)	(3,664,992)	58.5
KKR & Co., Inc., Class A	(20,986)	(1,816,968)	29.0
Kroger Co.	(5,609)	(258,799)	4.1

11

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
L3Harris Technologies, Inc.	(7,786)	$(1,622,758)	25.9%
Laboratory Corp. of America Holdings	(19,869)	(4,416,879)	70.5
Lantheus Holdings, Inc.	(18,360)	(953,435)	15.2
Levi Strauss & Co., Class A	(24,518)	(399,153)	6.4
Loews Corp.	(7,331)	(534,137)	8.5
MACOM Technology Solutions Holdings, Inc., Class H	(3,975)	(342,764)	5.5
Madison Square Garden Sports Corp., Class A	(16,058)	(2,972,336)	47.5
MarketAxess Holdings, Inc.	(7,507)	(1,692,904)	27.0
Marriott International, Inc., Class A	(7,947)	(1,905,134)	30.4
Masimo Corp.	(9,647)	(1,243,884)	19.9
Matador Resources Co.	(3,586)	(196,836)	3.1
Morgan Stanley	(17,269)	(1,506,548)	24.1
Mueller Industries, Inc.	(66,848)	(3,208,704)	51.3
Murphy Oil Corp.	(2,582)	(99,923)	1.6
National Storage Affiliates Trust	(59,732)	(2,230,990)	35.6
New Fortress Energy, Inc., Class A	(10,961)	(364,234)	5.8
New York Community Bancorp, Inc., Class A	(82,178)	(531,692)	8.5
Nexstar Media Group, Inc., Class A	(1,977)	(351,333)	5.6
Nordson Corp.	(3,820)	(961,570)	15.4
Omega Healthcare Investors, Inc.	(4,173)	(121,017)	1.9
Omnicom Group, Inc.	(10,439)	(943,477)	15.1
Onto Innovation, Inc.	(5,950)	(960,925)	15.3
Organon & Co.	(5,052)	(84,116)	1.3
Parsons Corp.	(23,705)	(1,544,381)	24.7
PayPal Holdings, Inc.	(2,394)	(146,872)	2.3
PBF Energy, Inc., Class A	(26,463)	(1,336,646)	21.4
Penumbra, Inc.	(692)	(174,515)	2.8
Permian Resources Corp., Class A	(140,455)	(1,893,333)	30.2
PG&E Corp.	(157,656)	(2,659,657)	42.5
Pinnacle Financial Partners, Inc.	(23,282)	(2,057,663)	32.9
Planet Fitness, Inc., Class A	(820)	(55,563)	0.9
Procore Technologies, Inc.	(4,278)	(305,406)	4.9
PTC, Inc.	(2,681)	(484,323)	7.7
QIAGEN NV	(57,255)	(2,489,753)	39.8
Quest Diagnostics, Inc.	(3,906)	(501,648)	8.0
R1 RCM, Inc.	(18,164)	(185,999)	3.0
Rambus, Inc.	(2,223)	(152,342)	2.4
Raymond James Financial, Inc.	(9,622)	(1,060,152)	16.9
Regal Rexnord Corp.	(1,968)	(262,649)	4.2
Repligen Corp.	(4,624)	(875,786)	14.0
Rivian Automotive, Inc., Class A	(2,476)	(37,908)	0.6
RLI Corp.	(3,330)	(454,112)	7.3
Robinhood Markets, Inc., Class A	(46,414)	(498,486)	8.0
Roche Holding AG - Genusschein	(11,075)	(3,146,415)	50.3
Ryman Hospitality Properties, Inc.	(3,564)	(391,684)	6.3
Samsara, Inc., Class A	(16,796)	(527,394)	8.4
Sanofi SA	(30,378)	(3,083,450)	49.3
Selective Insurance Group, Inc.	(4,327)	(453,729)	7.2
SentinelOne, Inc., Class A	(9,850)	(263,980)	4.2
SharkNinja, Inc.	(4,048)	(189,123)	3.0
Shockwave Medical, Inc.	(4,558)	(1,031,248)	16.5
Simpson Manufacturing Co., Inc.	(892)	(161,443)	2.6
Sinch AB	(101,101)	(312,677)	5.0
SoFi Technologies, Inc.	(22,485)	(176,058)	2.8
SolarEdge Technologies, Inc.	(13,792)	(917,168)	14.7
SouthState Corp.	(1,296)	(107,698)	1.7
SPS Commerce, Inc.	(5,338)	(981,124)	15.7
STAG Industrial, Inc.	(7,531)	(278,195)	4.4
Starwood Property Trust, Inc.	(14,494)	(294,663)	4.7
State Street Corp.	(2,015)	(148,848)	2.4

Security	Shares	Value	% of Basket Value

United States (continued)
Surgery Partners, Inc.	(5)	$(153)	0.0%
Take-Two Interactive Software, Inc.	(15,551)	(2,564,826)	41.0
Teledyne Technologies, Inc.	(4,894)	(2,047,992)	32.7
Teleflex, Inc.	(3,598)	(873,702)	14.0
Tenable Holdings, Inc.	(5,489)	(258,532)	4.1
Tenaris SA	(20,739)	(331,922)	5.3
TKO Group Holdings, Inc., Class A	(37,421)	(3,131,763)	50.0
Toro Co.	(7,943)	(734,569)	11.7
Tradeweb Markets, Inc., Class A	(11,494)	(1,096,413)	17.5
Tyler Technologies, Inc.	(4,275)	(1,807,256)	28.9
Union Pacific Corp.	(18,013)	(4,393,911)	70.2
United Rentals, Inc.	(1,678)	(1,049,421)	16.8
Valaris Ltd.	(27,950)	(1,729,267)	27.6
Valvoline, Inc.	(37,254)	(1,359,398)	21.7
Veralto Corp.	(16,733)	(1,283,254)	20.5
Warner Music Group Corp., Class A	(693)	(25,288)	0.4
Webster Financial Corp.	(20,028)	(990,985)	15.8
Welltower, Inc.	(47,625)	(4,120,039)	65.8
Whirlpool Corp.	(10,364)	(1,135,065)	18.1
Wyndham Hotels & Resorts, Inc.	(5,367)	(418,250)	6.7
Wynn Resorts Ltd.	(6,621)	(625,221)	10.0
XPO, Inc.	(21,551)	(1,841,317)	29.4
YETI Holdings, Inc.	(37,278)	(1,639,114)	26.2
Zebra Technologies Corp., Class A	(2,222)	(532,280)	8.5
ZoomInfo Technologies, Inc., CLass A	(20,812)	(333,824)	5.3

		(171,942,090)

Preferred Stocks

Germany
Sartorius AG	(2,369)	(874,781)	14.0

Total Reference Entity — Short		(340,721,149)

Net Value of Reference Entity — Bank of America N.A		$(6,260,845)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	66,569	$48,101	(10.2)%
Accent Group Ltd.	152,467	203,526	(43.3)
Alumina Ltd.	1,190,221	907,851	(193.3)
AMP Ltd.	3,824,459	2,349,268	(500.2)
Arena REIT	33,761	77,803	(16.6)
AUB Group Ltd.	1,813	36,586	(7.8)
Austal Ltd.	138,860	186,952	(39.8)
Bega Cheese Ltd.	130,164	321,654	(68.5)
Boral Ltd.	302,063	1,056,836	(225.0)
Charter Hall Retail REIT	136,351	334,305	(71.2)
Charter Hall Social Infrastructure REIT	78,534	143,944	(30.6)
Credit Corp. Group Ltd.	17,655	199,156	(42.4)
CSR Ltd.	242,763	1,109,184	(236.2)
Data#3 Ltd.	133,415	858,896	(182.9)
Downer EDI Ltd.	183,671	507,302	(108.0)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
GrainCorp Ltd., Class A	75,960	$404,643	(86.1)%
Growthpoint Properties Australia Ltd.	237,300	376,996	(80.3)
Netwealth Group Ltd.	22,724	250,451	(53.3)
NRW Holdings Ltd.	47,664	85,548	(18.2)
Perenti Ltd.	555,777	300,789	(64.0)
Pinnacle Investment Management Group Ltd.	14,635	97,990	(20.9)
Regis Resources Ltd., Registered Shares	525,960	728,691	(155.1)
Ridley Corp. Ltd.	64,988	120,489	(25.7)
Silver Lake Resources Ltd.	405,182	323,616	(68.9)
SiteMinder Ltd.	23,517	81,669	(17.4)
Star Entertainment Grp Ltd.	1,316,641	484,294	(103.1)
Technology One Ltd.	167,927	1,741,094	(370.7)
Ventia Services Group Pty Ltd.	319,064	694,462	(147.9)
Waypoint REIT Ltd.	138,150	225,637	(48.0)

		14,257,733

Austria
ANDRITZ AG	17,598	1,097,235	(233.6)
Kontron AG	27,958	656,966	(139.9)
Raiffeisen Bank International AG	148,726	3,143,785	(669.4)
Telekom Austria AG, Class A	15,385	135,809	(28.9)
UNIQA Insurance Group AG	42,076	357,607	(76.1)
Wienerberger AG	6,344	217,651	(46.3)

		5,609,053

Belgium
Barco NV	48,288	813,643	(173.2)
Proximus SADP	101,762	976,604	(207.9)
Shurgard Self Storage Ltd.	3,724	174,971	(37.3)

		1,965,218

Canada
AbCellera Biologics, Inc.	82,653	422,357	(89.9)
Advantage Energy Ltd.	21,164	138,300	(29.4)
Aecon Group, Inc.	108,923	1,115,300	(237.5)
Ag Growth International, Inc.	3,164	132,373	(28.2)
Artis Real Estate Investment Trust	47,537	229,254	(48.8)
B2Gold Corp.	5	14	(0.0)
Boralex, Inc., Class A	17,269	414,943	(88.4)
Canfor Corp.	59,152	713,165	(151.8)
Centerra Gold, Inc.	56,279	295,600	(62.9)
Crombie Real Estate Investment Trust	38,197	384,578	(81.9)
Doman Building Materials Group Ltd.	12,906	75,050	(16.0)
DREAM Unlimited Corp., Class A	12,805	224,942	(47.9)
Fortuna Silver Mines, Inc.	161,108	489,782	(104.3)
Freehold Royalties Ltd.	16,454	169,830	(36.2)
H&R Real Estate Investment Trust	65,920	481,046	(102.4)
Interfor Corp.	40,483	623,583	(132.8)
Laurentian Bank of Canada	22,530	442,866	(94.3)
Major Drilling Group International, Inc.	22,174	136,310	(29.0)
Nexus Industrial REIT	3,556	21,233	(4.5)
North American Construction Group Ltd.	30,691	704,700	(150.0)
Novagold Resources, Inc.	67,859	172,192	(36.7)
Obsidian Energy Ltd.	24,261	164,855	(35.1)
Pason Systems, Inc.	42,006	458,825	(97.7)
Russel Metals, Inc.	35,257	1,151,831	(245.2)
Silvercorp Metals, Inc.	19,003	44,917	(9.6)
Stelco Holdings, Inc.	47,908	1,531,777	(326.1)
Topaz Energy Corp.	53,026	763,746	(162.6)

		11,503,369

Security	Shares	Value	% of Basket Value

Channel Islands
Balanced Commercial Property Trust Ltd.	613,243	$590,564	(125.7)%

Denmark
H Lundbeck A/S, Class B	85,395	438,125	(93.3)

Finland
Citycon OYJ	31,762	167,826	(35.7)

France
CGG SA	651,042	316,716	(67.4)
Cie Plastic Omnium SE	63,611	739,332	(157.4)
Clariane SE	55,123	141,037	(30.0)
Derichebourg SA	10,764	55,611	(11.8)
Etablissements Maurel et Prom SA	26,634	159,640	(34.0)
ICADE	47,361	1,627,280	(346.5)
Rubis SCA	28,378	727,014	(154.8)
Television Francaise 1 SA	143,540	1,281,075	(272.8)

		5,047,705

Georgia
Bank of Georgia Group PLC	23,981	1,158,326	(246.6)
TBC Bank Group PLC	15,656	580,823	(123.7)

		1,739,149

Germany
Atoss Software AG	1,969	545,768	(116.2)
Aurubis AG	4,089	298,198	(63.5)
Auto1 Group SE	51,213	215,836	(45.9)
Bilfinger SE	23,609	1,013,477	(215.8)
CompuGroup Medical SE & Co. KgaA	4,157	180,343	(38.4)
Deutsche Pfandbriefbank AG	25,107	153,180	(32.6)
Deutsche Wohnen SE	12,632	310,934	(66.2)
Deutz AG	153,793	939,888	(200.1)
Duerr AG	59,371	1,375,098	(292.8)
Grand City Properties SA	40,085	394,199	(83.9)
Hypoport SE	750	161,032	(34.3)
Krones AG	1,710	214,664	(45.7)
METRO AG	7,278	49,730	(10.6)
SAF-Holland SE	27,977	457,761	(97.5)
Salzgitter AG	10,867	306,900	(65.3)
Suedzucker AG	28,464	407,098	(86.7)
TUI AG	276,923	1,931,368	(411.2)
Uniper SE	190	12,236	(2.6)
United Internet AG, Class N	78,007	2,074,228	(441.6)

		11,041,938

Hong Kong
Fortune Real Estate Investment Trust	36,000	20,600	(4.4)

Ireland
Cimpress PLC	5,621	422,812	(90.0)
Glanbia PLC	107,772	1,950,258	(415.2)
Greencore Group PLC	294,127	383,202	(81.6)

		2,756,272

Israel
Alony Hetz Properties & Investments Ltd.	20,059	147,487	(31.4)
Delek Group Ltd.	4,515	543,029	(115.6)
Kornit Digital Ltd.	17,811	304,746	(64.9)

		995,262

Italy
Banca IFIS SpA	8,187	143,554	(30.6)
Banca Mediolanum SpA	31,556	327,086	(69.6)

13

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Banca Popolare di Sondrio SpA	220,640	$1,695,218	(360.9)%
Brunello Cucinelli SpA	9,914	993,627	(211.6)
Buzzi SpA	22,752	782,999	(166.7)
Credito Emiliano SpA	19,975	183,965	(39.2)
De’ Longhi SpA	11,021	361,745	(77.0)
Hera SpA	126,218	450,145	(95.8)
Iren SpA	94,108	200,209	(42.6)
Maire Tecnimont SpA	48,897	257,595	(54.9)
Piaggio & C SpA	46,348	156,135	(33.3)
PRADA SpA	94,900	588,175	(125.2)
Sesa SpA	2,182	299,747	(63.8)
Unipol Gruppo SpA	78,346	492,262	(104.8)
Webuild SpA	340,613	725,706	(154.5)

		7,658,168

Japan
77 Bank Ltd.	18,500	449,159	(95.6)
Acom Co. Ltd.	70,000	180,944	(38.5)
Adastria Co. Ltd.	10,800	254,084	(54.1)
Aeon Delight Co. Ltd.	19,700	509,218	(108.4)
Aisan Industry Co. Ltd.	32,500	306,001	(65.2)
Alfresa Holdings Corp.	66,800	1,104,127	(235.1)
Amano Corp.	6,000	139,615	(29.7)
Anicom Holdings, Inc.	55,400	221,992	(47.3)
Avex, Inc.	18,800	182,070	(38.8)
AZ-COM MARUWA Holdings, Inc.	45,000	467,964	(99.6)
Bic Camera, Inc.	170,400	1,602,042	(341.1)
BML, Inc.	13,800	269,314	(57.3)
Bunka Shutter Co. Ltd.	35,700	359,049	(76.4)
Cellebrite Di Ltd.	37,648	340,338	(72.5)
Coca-Cola Bottlers Japan Holdings, Inc.	37,900	515,666	(109.8)
Comture Corp.	7,700	96,161	(20.5)
Create Restaurants Holdings, Inc.	110,000	833,767	(177.5)
Create SD Holdings Co. Ltd.	29,500	647,976	(138.0)
Daicel Corp.	110,200	1,088,605	(231.8)
Daiichikosho Co. Ltd.	25,300	350,043	(74.5)
Daio Paper Corp.	30,400	231,221	(49.2)
Daiseki Co. Ltd.	11,500	332,088	(70.7)
Dentsu Soken, Inc.	5,300	199,932	(42.6)
dip Corp.	8,700	150,007	(31.9)
Doutor Nichires Holdings Co. Ltd.	24,000	357,835	(76.2)
Dowa Holdings Co. Ltd.	6,600	232,436	(49.5)
DTS Corp.	3,200	79,494	(16.9)
eGuarantee, Inc.	41,500	546,335	(116.3)
Eiken Chemical Co. Ltd.	10,400	130,848	(27.9)
Eizo Corp.	22,200	773,909	(164.8)
Elecom Co. Ltd.	40,000	469,776	(100.0)
Elematec Corp.	13,500	165,071	(35.1)
FCC Co. Ltd.	17,800	234,035	(49.8)
Financial Partners Group Co. Ltd.	140,000	1,621,154	(345.2)
FP Corp.	21,600	422,702	(90.0)
Fukuoka REIT Corp.	323	385,633	(82.1)
FULLCAST Holdings Co. Ltd.	25,400	309,662	(65.9)
Funai Soken Holdings, Inc.	17,400	306,011	(65.2)
Furukawa Electric Co. Ltd.	54,900	1,007,057	(214.4)
Futaba Industrial Co. Ltd.	20,400	124,041	(26.4)
Fuyo General Lease Co. Ltd.	11,500	1,037,936	(221.0)
Glory Ltd.	73,700	1,536,845	(327.2)
Hanwa Co. Ltd.	10,100	372,904	(79.4)
Hazama Ando Corp.	30,200	246,229	(52.4)
Heiwa Real Estate Co. Ltd.	14,500	387,039	(82.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
Heiwado Co. Ltd.	36,100	$544,273	(115.9)%
Hiday Hidaka Corp.	36,500	742,683	(158.1)
Hokuriku Electric Power Co.	59,100	291,837	(62.1)
Inaba Denki Sangyo Co. Ltd.	31,500	759,913	(161.8)
Infomart Corp.	45,000	122,087	(26.0)
Ishihara Sangyo Kaisha Ltd.	33,200	357,982	(76.2)
Itoham Yonekyu Holdings, Inc.	13,240	374,478	(79.7)
JAC Recruitment Co. Ltd.	108,100	498,469	(106.1)
Japan Elevator Service Holdings Co. Ltd.	23,800	363,199	(77.3)
JCU Corp.	5,400	137,605	(29.3)
JINS Holdings, Inc.	600	17,088	(3.6)
JTEKT Corp.	242,000	2,234,387	(475.7)
Kaken Pharmaceutical Co. Ltd.	28,700	684,296	(145.7)
Kandenko Co. Ltd.	30,600	317,490	(67.6)
Kaneka Corp.	5,400	132,581	(28.2)
Kanematsu Corp.	28,500	445,969	(95.0)
Kato Sangyo Co. Ltd.	8,800	289,658	(61.7)
Kewpie Corp.	25,600	459,744	(97.9)
Kissei Pharmaceutical Co. Ltd.	18,500	398,952	(84.9)
Kitz Corp.	33,500	276,561	(58.9)
Kokuyo Co. Ltd.	28,100	455,571	(97.0)
Kyoritsu Maintenance Co. Ltd.	93,800	3,873,066	(824.6)
Link And Motivation, Inc.	48,500	183,674	(39.1)
Lion Corp.	442,800	3,959,790	(843.1)
Mandom Corp.	61,100	536,718	(114.3)
Mani, Inc.	31,800	446,505	(95.1)
Maxell Ltd.	45,400	504,020	(107.3)
Megmilk Snow Brand Co. Ltd.	21,600	341,835	(72.8)
Meidensha Corp.	35,200	636,799	(135.6)
MEITEC Group Holdings, Inc.	21,300	425,046	(90.5)
Menicon Co. Ltd.	20,200	296,454	(63.1)
METAWATER Co. Ltd.	24,400	358,991	(76.4)
Micronics Japan Co. Ltd.	6,500	194,601	(41.4)
MIRAIT ONE Corp.	18,500	246,759	(52.5)
Mitsubishi Materials Corp.	131,100	2,417,349	(514.7)
Mitsubishi Shokuhin Co. Ltd.	19,600	671,618	(143.0)
Modec, Inc.	48,800	768,864	(163.7)
Monogatari Corp.	11,200	398,481	(84.8)
Morinaga & Co. Ltd.	44,000	847,481	(180.4)
Nakanishi, Inc.	9,500	157,035	(33.4)
Nichicon Corp.	36,900	325,584	(69.3)
Nippon Gas Co. Ltd.	9,800	153,351	(32.7)
Nippon Light Metal Holdings Co. Ltd.	56,700	705,135	(150.1)
Nippon Road Co. Ltd.	10,000	145,533	(31.0)
Nissha Co. Ltd.	96,900	1,084,087	(230.8)
Nisshin Oillio Group Ltd.	16,400	505,181	(107.6)
Nisshinbo Holdings, Inc.	165,100	1,375,533	(292.9)
Nittetsu Mining Co. Ltd.	12,300	442,752	(94.3)
NOK Corp.	13,400	179,207	(38.2)
Nomura Co. Ltd.	66,500	396,788	(84.5)
Noritz Corp.	16,000	170,144	(36.2)
North Pacific Bank Ltd.	153,600	393,637	(83.8)
NSD Co. Ltd.	16,600	314,540	(67.0)
NTN Corp.	749,900	1,383,712	(294.6)
Okamura Corp.	21,400	323,758	(68.9)
Oki Electric Industry Co. Ltd.	176,300	1,248,756	(265.9)
Okinawa Cellular Telephone Co.	9,200	226,355	(48.2)
Onward Holdings Co. Ltd.	98,500	365,071	(77.7)
Optex Group Co. Ltd.	14,400	180,455	(38.4)
PALTAC Corp.	37,400	1,147,602	(244.3)
Prima Meat Packers Ltd.	24,800	409,493	(87.2)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Raito Kogyo Co. Ltd.	39,700	$560,663	(119.4)%
Relo Group, Inc.	82,100	832,476	(177.2)
Saizeriya Co. Ltd.	88,400	3,062,119	(652.0)
San-Ai Obbli Co. Ltd.	1,700	19,357	(4.1)
Sanki Engineering Co. Ltd.	26,300	340,563	(72.5)
Sanyo Chemical Industries Ltd.	4,800	141,646	(30.2)
Sato Holdings Corp.	8,200	121,727	(25.9)
Seino Holdings Co. Ltd.	28,200	414,693	(88.3)
Shibaura Machine Co. Ltd.	29,600	724,623	(154.3)
Shizuoka Gas Co. Ltd.	11,900	82,100	(17.5)
SMS Co. Ltd.	24,400	444,967	(94.7)
Sodick Co. Ltd.	44,200	214,849	(45.7)
Sohgo Security Services Co. Ltd.	70,100	386,452	(82.3)
Starts Corp., Inc.	30,000	621,252	(132.3)
Sumitomo Mitsui Construction Co. Ltd.	229,600	650,040	(138.4)
Sun Frontier Fudousan Co. Ltd.	38,200	461,198	(98.2)
Suzuken Co. Ltd.	24,700	772,016	(164.4)
Systena Corp.	363,800	742,576	(158.1)
Tadano Ltd.	64,400	529,235	(112.7)
Taikisha Ltd.	4,500	135,415	(28.8)
Takuma Co. Ltd.	27,200	323,224	(68.8)
Tamron Co. Ltd.	32,900	1,258,710	(268.0)
TechMatrix Corp.	6,400	69,097	(14.7)
Teijin Ltd.	60,100	557,855	(118.8)
Toa Corp.	13,900	370,915	(79.0)
Tokai Rika Co. Ltd.	59,400	948,079	(201.9)
Tokuyama Corp.	33,300	539,086	(114.8)
Tokyu Construction Co. Ltd.	91,300	513,117	(109.3)
Topcon Corp.	61,000	707,400	(150.6)
Tosei Corp.	33,700	491,505	(104.6)
Toshiba TEC Corp.	30,400	636,136	(135.4)
Towa Pharmaceutical Co. Ltd.	48,400	853,728	(181.8)
Toyo Ink SC Holdings Co. Ltd.	55,000	1,038,332	(221.1)
Toyo Seikan Group Holdings Ltd.	19,900	319,186	(68.0)
Toyoda Gosei Co. Ltd.	47,100	917,873	(195.4)
TS Tech Co. Ltd.	46,300	591,421	(125.9)
TSI Holdings Co. Ltd.	37,800	177,474	(37.8)
Tsubakimoto Chain Co.	15,800	461,109	(98.2)
Tv Tokyo Holdings Corp.	5,300	112,318	(23.9)
United Arrows Ltd.	28,700	379,940	(80.9)
United Urban Investment Corp.	258	263,746	(56.2)
Usen-Next Holdings Co. Ltd.	3,200	93,823	(20.0)
UT Group Co. Ltd.	13,200	212,042	(45.1)
Wacom Co. Ltd.	123,600	573,528	(122.1)
YAMABIKO Corp.	21,100	238,518	(50.8)
Yamazen Corp.	45,800	394,713	(84.0)
Yaoko Co. Ltd.	9,100	530,108	(112.9)
Yokogawa Bridge Holdings Corp.	10,200	199,190	(42.4)
Yoshinoya Holdings Co. Ltd.	7,500	168,844	(36.0)
Yuasa Trading Co. Ltd.	9,600	322,884	(68.7)

		85,746,786

Netherlands
Eurocommercial Properties NV	14,051	319,180	(67.9)
Koninklijke BAM Groep NV	246,091	686,498	(146.2)
Koninklijke Vopak NV	3,910	122,388	(26.0)
PostNL NV	694,592	1,024,686	(218.2)
TomTom NV	41,426	284,143	(60.5)

		2,436,895

Security	Shares	Value	% of Basket Value

Norway
Aker Solutions ASA	243,381	$917,333	(195.3)%
DNO ASA	207,000	184,297	(39.3)
Elkem ASA	274,847	578,825	(123.2)
Wallenius Wilhelmsen ASA	28,383	279,767	(59.6)

		1,960,222

Portugal
CTT-Correios de Portugal SA	139,771	561,897	(119.6)
NOS SGPS SA	70,592	253,573	(54.0)
Sonae SGPS SA	194,834	190,885	(40.7)

		1,006,355

Singapore
BW LPG Ltd.	60,356	757,219	(161.2)
IGG, Inc.	437,000	155,423	(33.1)
Kulicke & Soffa Industries, Inc.	31,175	1,568,726	(334.0)

		2,481,368

South Africa
Scatec ASA	25,440	191,847	(40.9)

South Korea
Magnachip Semiconductor Corp.	34,264	223,744	(47.6)

Spain
Almirall SA	21,153	203,287	(43.3)
Atlantica Sustainable Infrastructure PLC	49,237	944,366	(201.1)
Indra Sistemas SA	128,858	2,316,280	(493.1)
Inmobiliaria Colonial Socimi SA	101,812	620,746	(132.2)
Merlin Properties Socimi SA	71,066	733,462	(156.2)
Obrascon Huarte Lain SA	709,919	315,246	(67.1)

		5,133,387

Sweden
Attendo AB	47	185	(0.0)
Corem Property Group AB, Class B	111,831	113,522	(24.2)
MIPS AB	4,778	159,901	(34.1)
Modern Times Group MTG AB, Class B	13,488	104,067	(22.2)
Mycronic AB	13,175	369,351	(78.6)
Nyfosa AB	25,663	231,252	(49.2)
Sectra AB, Class B	12,391	232,517	(49.5)

		1,210,795

Switzerland
DKSH Holding AG	16,334	1,151,252	(245.1)
Inficon Holding AG, Class N	172	263,096	(56.0)
IWG PLC	83,901	199,644	(42.5)
Ypsomed Holding AG, Registered Shares	591	210,271	(44.8)

		1,824,263

United Kingdom
Balfour Beatty PLC	88,146	372,525	(79.3)
boohoo Group PLC	3,949,850	1,828,756	(389.4)
Capricorn Energy PLC	97,922	180,827	(38.5)
Chemring Group PLC	139,424	623,575	(132.8)
Close Brothers Group PLC	60,711	418,652	(89.1)
CVS Group PLC	5,371	115,381	(24.6)
Deliveroo PLC, Class A	678,871	1,015,675	(216.2)
Firstgroup PLC	245,603	519,434	(110.6)
Gamma Communications PLC	21,024	319,407	(68.0)
Grafton Group PLC, CDI	6,328	78,260	(16.7)
Great Portland Estates PLC	24,038	127,019	(27.0)
Halfords Group PLC	35,406	80,421	(17.1)
Hunting PLC	170,466	712,406	(151.7)

15

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Impax Asset Management Group PLC	7,682	$53,031	(11.3)%
Investec PLC	85,840	561,406	(119.5)
J D Wetherspoon PLC	52,850	564,248	(120.1)
John Wood Group PLC	333,527	664,266	(141.4)
Jupiter Fund Management PLC	387,294	389,662	(83.0)
Just Group PLC	619,342	670,248	(142.7)
Keller Group PLC	10,754	119,610	(25.5)
Kier Group PLC	53,187	86,475	(18.4)
Mitchells & Butlers PLC	97,396	322,514	(68.7)
Mitie Group PLC	474,672	624,610	(133.0)
Moneysupermarket.com Group PLC	76,171	246,892	(52.6)
Morgan Sindall Group PLC	23,524	678,075	(144.4)
NCC Group PLC	65,514	101,075	(21.5)
Nomad Foods Ltd.	15,552	279,780	(59.6)
OSB Group PLC	223,971	1,279,581	(272.4)
Paragon Banking Group PLC	120,225	1,075,415	(229.0)
Playtech Plc	118,819	671,978	(143.1)
Redde Northgate PLC	112,426	507,969	(108.1)
S4 Capital PLC	48,559	27,192	(5.8)
Serco Group PLC	200,419	439,098	(93.5)
SThree PLC	46,995	244,181	(52.0)
TP ICAP Group PLC	215,069	511,757	(108.9)
Vesuvius PLC	123,979	749,783	(159.6)

		17,261,184
United States
1-800-Flowers.com, Inc., Class A	42,170	438,568	(93.4)
Accel Entertainment, Inc., Class A	38,804	397,741	(84.7)
Acushnet Holdings Corp.	2,097	132,824	(28.3)
Addus HomeCare Corp.	5,959	516,049	(109.9)
Advanced Energy Industries, Inc.	6,945	723,530	(154.0)
Agilysys, Inc.	3,437	287,711	(61.3)
Albany International Corp., Class A	10,161	903,415	(192.3)
Allient, Inc.	8,598	239,540	(51.0)
Alpha & Omega Semiconductor Ltd.	13,807	354,288	(75.4)
Amalgamated Financial Corp.	12,159	322,943	(68.8)
Ambarella, Inc.	6,813	358,091	(76.2)
American Assets Trust, Inc.	36,963	829,080	(176.5)
American Software, Inc., Class A	11,338	128,460	(27.3)
American Vanguard Corp.	24,113	263,314	(56.1)
American Woodmark Corp.	4,023	367,219	(78.2)
Andersons, Inc.	1,790	94,351	(20.1)
Anywhere Real Estate, Inc.	82,137	584,815	(124.5)
Apogee Enterprises, Inc.	53,431	2,821,691	(600.8)
Archrock, Inc.	42,543	695,153	(148.0)
Argan, Inc.	2,071	91,807	(19.5)
AssetMark Financial Holdings, Inc.	6,646	203,833	(43.4)
Astec Industries, Inc.	2,900	103,240	(22.0)
Atea Pharmaceuticals, Inc.	22,228	92,468	(19.7)
AtriCure, Inc.	9,505	323,740	(68.9)
Badger Meter, Inc.	827	119,080	(25.4)
Bandwidth, Inc., Class A	16,227	224,582	(47.8)
Beazer Homes USA, Inc.	33,472	1,062,736	(226.3)
Benchmark Electronics, Inc.	24,178	655,707	(139.6)
Berry Corp.	91,427	613,475	(130.6)
BigCommerce Holdings, Inc., Series-1	17,066	139,600	(29.7)
BlueLinx Holdings, Inc.	4,893	564,359	(120.2)
Brady Corp., Class A	16,802	1,011,984	(215.5)
Brandywine Realty Trust	35,310	167,369	(35.6)
Brightsphere Investment Group, Inc.	12,672	280,305	(59.7)
Bristow Group, Inc.	17,872	471,463	(100.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Brookdale Senior Living, Inc.	6,794	$37,163	(7.9)%
Cantaloupe, Inc.	13,114	89,306	(19.0)
Cars.com, Inc.	15,626	272,361	(58.0)
Castle Biosciences, Inc.	4,086	94,305	(20.1)
Central Garden & Pet Co., Class A	17,136	707,374	(150.6)
Century Communities, Inc.	8,650	749,955	(159.7)
Cerence, Inc.	10,553	211,271	(45.0)
CEVA, Inc.	11,868	227,866	(48.5)
Chegg, Inc.	261,317	2,573,972	(548.0)
Clean Energy Fuels Corp.	52,755	155,627	(33.1)
Comstock Resources, Inc.	52,143	407,237	(86.7)
ConnectOne Bancorp, Inc.	28,987	662,063	(141.0)
Corcept Therapeutics, Inc.	36,060	760,866	(162.0)
Core & Main, Inc., Class A	4	165	(0.0)
Coursera, Inc.	16,657	318,815	(67.9)
CRA International, Inc.	4,533	486,119	(103.5)
Cracker Barrel Old Country Store, Inc.	7,999	618,723	(131.7)
CrossFirst Bankshares, Inc.	8,048	113,638	(24.2)
CS Disco, Inc.	4,951	40,499	(8.6)
CSG Systems International, Inc.	57,293	2,882,411	(613.7)
Customers Bancorp, Inc.	2,993	159,946	(34.1)
Dana, Inc.	49,669	673,512	(143.4)
Delek U.S. Holdings, Inc.	53,878	1,456,322	(310.1)
Deluxe Corp.	9,156	173,140	(36.9)
Digi International, Inc.	13,556	329,546	(70.2)
Digital Turbine, Inc.	11,553	62,271	(13.3)
Dime Community Bancshares, Inc.	19,120	436,127	(92.9)
Diversified Energy Co.PLC	3,354	38,867	(8.3)
Donnelley Financial Solutions, Inc.	2,352	146,106	(31.1)
DXP Enterprises, Inc.	5,431	174,987	(37.3)
Eagle Bancorp, Inc.	6,183	153,277	(32.6)
El Pollo Loco Holdings, Inc.	21,545	199,507	(42.5)
Enova International, Inc.	31,726	1,726,846	(367.7)
Enovis Corp.	17,839	1,047,149	(222.9)
Enviri Corp.	18,400	158,424	(33.7)
Esab Corp.	6,332	544,489	(115.9)
Ethan Allen Interiors, Inc.	30,991	902,768	(192.2)
Eventbrite, Inc., Class A	28,329	237,114	(50.5)
Everbridge, Inc.	17,842	398,947	(84.9)
Everi Holdings, Inc.	73,594	766,114	(163.1)
eXp World Holdings, Inc.	48,039	594,723	(126.6)
Extreme Networks, Inc.	22,835	308,501	(65.7)
EZCORP, Inc., Class A	55,576	477,954	(101.8)
Federated Hermes, Inc., Class B	22,950	802,332	(170.8)
Financial Institutions, Inc.	2	42	(0.0)
First Interstate BancSystem, Inc., Class A	31,557	868,449	(184.9)
Fiverr International Ltd.	20,340	547,553	(116.6)
Flushing Financial Corp.	21,523	345,014	(73.5)
Forestar Group, Inc.	15,180	474,527	(101.0)
Forward Air Corp.	4,124	182,817	(38.9)
Franklin Covey Co.	27,451	1,110,118	(236.4)
Fulgent Genetics, Inc.	12,193	299,826	(63.8)
Genesco, Inc.	10,940	303,913	(64.7)
Gibraltar Industries, Inc.	1,728	139,830	(29.8)
G-III Apparel Group Ltd.	38,904	1,170,621	(249.2)
Global Industrial Co.	17,404	740,192	(157.6)
GMS, Inc.	13,245	1,114,699	(237.3)
GoPro, Inc., Class A	177,437	528,762	(112.6)
Gray Television, Inc.	29,921	285,746	(60.8)
Greif, Inc., Class A	7,659	479,530	(102.1)
Griffon Corp.	6,732	392,206	(83.5)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Grocery Outlet Holding Corp.	25,106	$622,127	(132.5)%
Group 1 Automotive, Inc.	5,804	1,509,388	(321.4)
Guess?, Inc.	49,465	1,105,048	(235.3)
H&E Equipment Services, Inc.	4,327	232,749	(49.6)
Hackett Group, Inc.	15,362	355,169	(75.6)
Haverty Furniture Cos., Inc.	6,260	212,214	(45.2)
HCI Group, Inc.	6,610	592,719	(126.2)
Health Catalyst, Inc.	30,984	302,714	(64.4)
Healthcare Services Group, Inc.	21,328	201,336	(42.9)
HealthStream, Inc.	11,518	306,609	(65.3)
Heartland Financial USA, Inc.	15,167	537,974	(114.5)
Heidrick & Struggles International, Inc.	23,916	716,763	(152.6)
Helix Energy Solutions Group, Inc.	52,128	490,003	(104.3)
Hims & Hers Health, Inc., Class A	27,299	234,225	(49.9)
Horizon Bancorp, Inc.	39,118	512,837	(109.2)
Hudson Pacific Properties, Inc.	31,658	259,279	(55.2)
Huron Consulting Group, Inc.	3,612	373,950	(79.6)
Hyster-Yale Materials Handling, Inc., Class A	3,542	232,780	(49.6)
I3 Verticals, Inc., Class A	5,417	101,515	(21.6)
IES Holdings, Inc.	1,327	108,761	(23.2)
Independent Bank Corp.	17,605	447,871	(95.4)
Independent Bank Group, Inc.	8,788	424,900	(90.5)
Infinera Corp.	75,855	374,724	(79.8)
Innoviva, Inc.	22,588	365,926	(77.9)
Insperity, Inc.	7,763	890,338	(189.6)
Intapp, Inc.	10,970	472,588	(100.6)
Integral Ad Science Holding Corp.	24,772	360,433	(76.7)
iRadimed Corp.	340	14,079	(3.0)
Itron, Inc.	13,176	950,517	(202.4)
Janus International Group, Inc.	67,548	955,804	(203.5)
JELD-WEN Holding, Inc.	26,747	497,494	(105.9)
JetBlue Airways Corp.	110,127	584,774	(124.5)
Johnson Outdoors, Inc., Class A	1,995	89,296	(19.0)
Kelly Services, Inc., Class A	15,539	319,326	(68.0)
Kimball Electronics, Inc.	18,180	432,320	(92.0)
Kodiak Gas Services, Inc.	3,522	82,485	(17.6)
Kohl’s Corp.	24,453	629,909	(134.1)
Korn Ferry	8,643	507,085	(108.0)
Laureate Education, Inc., Class A	18,351	231,590	(49.3)
LeMaitre Vascular, Inc.	2,287	132,737	(28.3)
LendingClub Corp.	23,297	210,139	(44.7)
Light & Wonder, Inc., CDI	2	165	(0.0)
Liquidity Services, Inc.	5,444	94,998	(20.2)
LivaNova PLC	8,525	414,997	(88.4)
LiveRamp Holdings, Inc.	18,416	727,064	(154.8)
Lovesac Co.	31,148	721,388	(153.6)
M/I Homes, Inc.	2,593	330,400	(70.3)
Magnite, Inc.	32,389	286,643	(61.0)
Manitowoc Co., Inc.	44,304	713,294	(151.9)
MaxLinear, Inc.	93,428	1,945,171	(414.1)
Mercury General Corp.	8,659	346,793	(73.8)
Methode Electronics, Inc.	23,334	484,414	(103.1)
MGP Ingredients, Inc.	4,476	380,236	(81.0)
Midland States Bancorp, Inc.	21,301	559,364	(119.1)
MillerKnoll, Inc.	20,547	546,345	(116.3)
Minerals Technologies, Inc.	4,385	286,560	(61.0)
Model N, Inc.	20,704	557,973	(118.8)
Monro, Inc.	2,733	87,073	(18.5)
N-able, Inc.	25,588	332,132	(70.7)
Nabors Industries Ltd.	576	48,718	(10.4)
National Vision Holdings, Inc.	16,037	304,863	(64.9)
NCR Voyix Corp.	244,027	3,587,197	(763.7)

Security	Shares	Value	% of Basket Value

United States (continued)
NETGEAR, Inc.	56,875	$807,625	(171.9)%
NetScout Systems, Inc.	29,062	625,124	(133.1)
Nevro Corp.	10,542	174,576	(37.2)
NexPoint Residential Trust, Inc.	10,362	316,559	(67.4)
NMI Holdings, Inc., Class A	14,565	464,915	(99.0)
Novocure Ltd.	62,870	875,150	(186.3)
NOW, Inc.	20,975	211,638	(45.1)
OceanFirst Financial Corp.	3,527	60,770	(12.9)
Omega Flex, Inc.	414	28,881	(6.1)
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
ON24, Inc.	29,463	225,392	(48.0)
OSI Systems, Inc.	1,445	185,003	(39.4)
Outfront Media, Inc.	24,706	321,672	(68.5)
Owens & Minor, Inc.	21,474	423,253	(90.1)
Pacific Biosciences of California, Inc.	6,888	44,841	(9.5)
Palomar Holdings, Inc.	11,453	685,691	(146.0)
Pegasystems, Inc.	11,637	567,187	(120.8)
Pennant Group, Inc.	1,731	25,982	(5.5)
Perella Weinberg Partners, Class A	13,832	162,526	(34.6)
PetIQ, Inc., Class A	8,881	159,592	(34.0)
Playtika Holding Corp.	8,572	61,890	(13.2)
PRA Group, Inc.	15,771	359,106	(76.5)
Premier Financial Corp.	35,006	731,275	(155.7)
Primoris Services Corp.	23,188	760,566	(161.9)
Progress Software Corp.	16,340	928,275	(197.6)
Proto Labs, Inc.	16,069	579,930	(123.5)
Q2 Holdings, Inc.	16,198	689,225	(146.7)
Quaker Chemical Corp.	680	129,159	(27.5)
RE/MAX Holdings, Inc., Class A	17,474	187,496	(39.9)
Redfin Corp.	83,190	678,830	(144.5)
REV Group, Inc.	29,103	568,091	(121.0)
REX American Resources Corp.	18,519	766,501	(163.2)
RHI Magnesita NV	9,041	386,950	(82.4)
Riskified Ltd., Class A	29,860	137,057	(29.2)
RLJ Lodging Trust	50,396	583,586	(124.2)
Ryerson Holding Corp.	1,891	64,899	(13.8)
Sandy Spring Bancorp, Inc.	12,282	299,435	(63.8)
Schnitzer Steel Industries, Inc., Class A	26,952	709,646	(151.1)
Scholastic Corp.	3,258	125,238	(26.7)
SEMrush Holdings, Inc., Class A	7,467	86,169	(18.3)
Semtech Corp.	28,441	564,269	(120.1)
SI-BONE, Inc.	2,155	43,553	(9.3)
Silk Road Medical, Inc.	14,742	223,046	(47.5)
Sims Ltd.	69,069	656,421	(139.8)
Simulations Plus, Inc.	2,861	108,432	(23.1)
SolarWinds Corp.	19,456	229,970	(49.0)
Sonic Automotive, Inc., Class A	12,692	641,708	(136.6)
Sonos, Inc.	15,788	245,977	(52.4)
Southside Bancshares, Inc.	8,916	279,071	(59.4)
SpartanNash Co.	20,807	466,701	(99.4)
Standard Motor Products, Inc.	13,507	545,007	(116.0)
Strategic Education, Inc.	2,010	189,061	(40.3)
Summit Hotel Properties, Inc.	9,820	63,634	(13.5)
Supernus Pharmaceuticals, Inc.	21,376	591,688	(126.0)
Tandem Diabetes Care, Inc.	3,592	81,898	(17.4)
Tennant Co.	7,117	672,699	(143.2)
Titan Machinery, Inc.	19,401	518,589	(110.4)
TTEC Holdings, Inc.	11,397	232,271	(49.5)
TTM Technologies, Inc.	63,385	881,685	(187.7)
Turning Point Brands, Inc.	60,293	1,464,517	(311.8)
Tutor Perini Corp.	22,611	202,595	(43.1)

17

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Univest Financial Corp.	11,738	$249,315	(53.1)%
Upbound Group, Inc.	15,183	504,076	(107.3)
Upwork, Inc.	57,014	781,662	(166.4)
Varex Imaging Corp.	72,329	1,393,780	(296.7)
Verint Systems, Inc.	65,890	1,956,274	(416.5)
Viad Corp.	910	30,085	(6.4)
Vicor Corp.	4,321	162,772	(34.7)
Vimeo, Inc.	3,557	14,121	(3.0)
Vishay Precision Group, Inc.	3,451	110,018	(23.4)
Vital Farms, Inc.	52,977	761,809	(162.2)
Vizio Holding Corp., Class A	2,137	14,959	(3.2)
Wabash National Corp.	5,514	139,504	(29.7)
World Kinect Corp.	59,053	1,332,826	(283.8)
Yext, Inc.	9,119	54,076	(11.5)
Zeta Global Holdings Corp., Class A	16,741	162,053	(34.5)
ZipRecruiter, Inc., Class A	34,235	476,551	(101.5)
Zumiez, Inc.	25,826	443,432	(94.4)
Zuora, Inc., Class A	114,093	1,042,810	(222.0)

		113,417,980

Preferred Stocks

Germany
Schaeffler AG	67,642	433,003	(92.2)

Total Reference Entity — Long		297,118,811

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(29,554)	(655,716)	139.6
Bellevue Gold Ltd.	(550,596)	(484,589)	103.2
Boss Energy Ltd.	(10,649)	(39,121)	8.3
Brickworks Ltd.	(3,081)	(59,660)	12.7
Champion Iron Ltd.	(166,557)	(927,538)	197.5
Core Lithium Ltd.	(465,273)	(59,403)	12.7
Corporate Travel Management Ltd.	(17,912)	(240,499)	51.2
De Grey Mining Ltd.	(180,490)	(145,802)	31.0
Domain Holdings Australia Ltd.	(58,360)	(128,591)	27.4
EVT Ltd.	(45,863)	(379,719)	80.8
Genesis Minerals Ltd.	(58,040)	(62,469)	13.3
Gold Road Resources Ltd.	(92,316)	(92,771)	19.8
GUD Holdings Ltd.	(65,627)	(528,600)	112.5
HMC Capital Ltd.	(50,607)	(203,575)	43.3
Kelsian Group Ltd.	(52,720)	(248,792)	53.0
Liontown Resources Ltd.	(628,465)	(420,211)	89.5
Lovisa Holdings Ltd.	(37)	(551)	0.1
Neuren Pharmaceuticals Ltd.	(2,405)	(37,408)	8.0
Nine Entertainment Co. Holdings Ltd.	(951,346)	(1,239,410)	263.9
PEXA Group Ltd.	(72,497)	(549,642)	117.0
Sayona Mining Ltd.	(15,749,598)	(412,598)	87.9
Stanmore Resources Ltd.	(328,321)	(850,258)	181.0

		(7,766,923)

Austria
CA Immobilien Anlagen AG	(11,792)	(392,288)	83.5

Belgium
Azelis Group NV	(39,528)	(825,806)	175.8
Bekaert SA	(7,614)	(374,969)	79.8
Xior Student Housing NV	(8,389)	(254,763)	54.3

		(1,455,538)

Security	Shares	Value	% of Basket Value

Canada
Altius Minerals Corp.	(6,490)	$(85,382)	18.2%
Andlauer Healthcare Group, Inc.	(16,740)	(486,583)	103.6
Badger Infrastructure Solutions Ltd.	(9,450)	(327,191)	69.7
Canadian Western Bank	(118,263)	(2,594,463)	552.4
Choice Properties Real Estate Investment Trust	(1,892)	(19,680)	4.2
Cogeco Communications, Inc.	(6,420)	(295,140)	62.8
Definity Financial Corp.	(92,530)	(2,682,530)	571.1
Dream Industrial Real Estate Investment Trust	(46,914)	(466,410)	99.3
Filo Corp.	(24,845)	(380,433)	81.0
Headwater Exploration, Inc.	(58,674)	(274,341)	58.4
Lumine Group, Inc.	(44,426)	(1,032,209)	219.8
Maple Leaf Foods, Inc.	(38,466)	(730,730)	155.6
Martinrea International, Inc.	(70,353)	(719,955)	153.3
Minto Apartment REIT	(584)	(7,144)	1.5
North West Co., Inc.	(32,039)	(923,176)	196.5
Pet Valu Holdings Ltd.	(60,030)	(1,387,845)	295.5
Savaria Corp.	(33,632)	(402,561)	85.7
Spartan Delta Corp.	(53,240)	(122,679)	26.1
Spin Master Corp.	(8,572)	(219,664)	46.8
Stella-Jones, Inc.	(31,475)	(1,854,811)	394.9
StorageVault Canada, Inc.	(84,625)	(336,712)	71.7
Trican Well Service Ltd.	(79,244)	(257,233)	54.8
Trisura Group Ltd.	(2,742)	(76,239)	16.2
Winpak Ltd.	(32,647)	(1,020,225)	217.2

		(16,703,336)

China
TI Fluid Systems PLC	(154,018)	(280,516)	59.7

Costa Rica
Establishment Labs Holdings, Inc.	(16,832)	(648,032)	138.0

Denmark
Alm Brand A/S	(644,175)	(1,183,664)	252.0
Chemometec A/S	(16,406)	(897,117)	191.0
Matas A/S	(33,942)	(615,393)	131.0
Netcompany Group A/S	(10,591)	(426,834)	90.9
NTG Nordic Transport Group A/S	(4,579)	(207,946)	44.3
Ringkjoebing Landbobank A/S	(13,564)	(2,211,420)	470.8
Royal Unibrew A/S	(63,191)	(4,191,500)	892.4
Scandinavian Tobacco Group A/S	(51,114)	(928,290)	197.7
Topdanmark A/S	(66,660)	(2,994,380)	637.5

		(13,656,544)

Finland
Konecranes Oyj	(9,364)	(406,330)	86.5
Metsa Board OYJ, Class B	(10,445)	(85,243)	18.1
Tokmanni Group Corp.	(46,726)	(811,057)	172.7

		(1,302,630)

France
Alten SA	(8,018)	(1,254,899)	267.2
Neoen SA	(50,809)	(1,488,819)	317.0
Societe BIC SA	(23,516)	(1,649,218)	351.1
Virbac SA	(553)	(202,368)	43.1

		(4,595,304)

Germany
CTS Eventim AG & Co. KGaA	(9,992)	(677,520)	144.2
Dermapharm Holding SE	(16,603)	(716,050)	152.5
Eckert & Ziegler Strahlen- und Medizintechnik AG	(8,327)	(418,705)	89.1
Energiekontor AG	(4,413)	(365,556)	77.8
Fielmann Group AG	(5,759)	(303,677)	64.7

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Hensoldt AG	(66,613)	$(2,020,824)	430.3%
Mercer International, Inc.	(14,966)	(126,612)	27.0
Pfeiffer Vacuum Technology AG	(3,960)	(673,230)	143.3
PVA Tepla AG	(2,393)	(54,788)	11.7
Schott Pharma AG & Co. KGaA	(46,263)	(1,822,333)	388.0
Sixt SE	(4,297)	(424,608)	90.4
Stabilus SE	(684)	(48,053)	10.2
SUESS MicroTec SE, Class N	(6,488)	(223,029)	47.5

		(7,874,985)

Indonesia
Golden Agri-Resources Ltd.	(3,307,400)	(669,542)	142.5
Nickel Industries Ltd.	(1,869,845)	(970,142)	206.6

		(1,639,684)

Ireland
Ardmore Shipping Corp.	(10,812)	(179,155)	38.2
C&C Group PLC	(314,057)	(613,985)	130.7
Keywords Studios PLC	(18,205)	(381,496)	81.2

		(1,174,636)

Israel
Enlight Renewable Energy Ltd.	(141,937)	(2,488,310)	529.8
Israel Corp. Ltd.	(70)	(15,565)	3.3
OPC Energy Ltd.	(41,068)	(285,371)	60.8
Phoenix Holdings Ltd.	(13,096)	(129,433)	27.5

		(2,918,679)

Italy
BFF Bank SpA	(26,219)	(287,185)	61.1
El.En. SpA	(687)	(6,874)	1.5
Eurogroup Laminations SpA	(147,352)	(487,474)	103.8
Industrie De Nora SpA	(48,733)	(776,913)	165.4
Salvatore Ferragamo SpA	(16,870)	(217,921)	46.4
Technogym SpA	(17,602)	(176,586)	37.6
Technoprobe SpA	(45,368)	(456,509)	97.2

		(2,409,462)

Japan
Advance Logistics Investment Corp.	(453)	(397,406)	84.6
Advance Residence Investment Corp.	(471)	(1,045,321)	222.6
Aeon Fantasy Co. Ltd.	(4,900)	(83,808)	17.8
AEON REIT Investment Corp.	(504)	(479,536)	102.1
Aichi Financial Group, Inc.	(29,600)	(527,354)	112.3
Aiful Corp.	(100,900)	(255,518)	54.4
Amvis Holdings, Inc.	(12,300)	(228,890)	48.7
Arclands Corp.	(58,200)	(672,711)	143.2
Ariake Japan Co. Ltd.	(13,700)	(443,473)	94.4
Asahi Yukizai Corp.	(8,400)	(235,808)	50.2
Autobacs Seven Co. Ltd.	(60,500)	(663,949)	141.4
Base Co. Ltd.	(2,800)	(62,554)	13.3
C Uyemura & Co. Ltd.	(4,300)	(329,427)	70.1
Calbee, Inc.	(5,000)	(106,072)	22.6
Chikaranomoto Holdings Co. Ltd.	(4,200)	(41,394)	8.8
Chiyoda Corp.	(42,400)	(98,168)	20.9
Chubu Steel Plate Co. Ltd.	(200)	(3,390)	0.7
CUC, Inc.	(1,300)	(23,608)	5.0
Daido Steel Co. Ltd.	(10,800)	(113,593)	24.2
Daiei Kankyo Co. Ltd.	(26,400)	(453,554)	96.6
Daikoku Denki Co. Ltd.	(3,775)	(95,807)	20.4
Daikokutenbussan Co. Ltd.	(8,000)	(456,943)	97.3
Daiwa Office Investment Corp.	(71)	(305,781)	65.1
DCM Holdings Co. Ltd.	(141,900)	(1,333,504)	283.9

Security	Shares	Value	% of Basket Value

Japan (continued)
DeNA Co. Ltd.	(57,400)	$(585,278)	124.6%
Descente Ltd.	(33,100)	(772,780)	164.5
Enplas Corp.	(12,600)	(1,033,896)	220.1
First Bank of Toyama Ltd.	(11,300)	(63,993)	13.6
Fuji Media Holdings, Inc.	(24,200)	(289,407)	61.6
Fukuyama Transporting Co. Ltd.	(15,800)	(441,450)	94.0
Furuya Metal Co. Ltd.	(10,000)	(626,682)	133.4
Fuso Chemical Co. Ltd.	(12,600)	(358,500)	76.3
Future Corp.	(7,900)	(94,703)	20.2
giftee, Inc.	(82,391)	(909,334)	193.6
Globeride, Inc.	(13,200)	(187,496)	39.9
GMO Financial Holdings, Inc.	(68,000)	(350,877)	74.7
Godo Steel Ltd.	(1,800)	(63,543)	13.5
gremz, Inc.	(5,900)	(85,338)	18.2
GungHo Online Entertainment, Inc.	(29,100)	(493,796)	105.1
Hakuto Co. Ltd.	(18,400)	(768,915)	163.7
Hankyu Hanshin REIT, Inc.	(477)	(476,682)	101.5
Heiwa Real Estate REIT, Inc.	(428)	(401,525)	85.5
Hirata Corp.	(1,100)	(50,793)	10.8
Hisamitsu Pharmaceutical Co., Inc.	(15,700)	(452,026)	96.2
Hokuetsu Corp.	(97,900)	(934,351)	198.9
Hokuhoku Financial Group, Inc.	(48,100)	(514,411)	109.5
Hoshino Resorts REIT, Inc.	(29)	(102,253)	21.8
House Foods Group, Inc.	(14,500)	(322,258)	68.6
Idec Corp.	(33,500)	(677,002)	144.1
Iino Kaiun Kaisha Ltd.	(79,400)	(700,320)	149.1
Insource Co. Ltd.	(11,200)	(63,905)	13.6
J Trust Co. Ltd.	(143,600)	(464,631)	98.9
Japan Aviation Electronics Industry Ltd.	(34,800)	(605,456)	128.9
Japan Communications, Inc.	(135,700)	(216,370)	46.1
Japan Material Co. Ltd.	(9,100)	(155,279)	33.1
Japan Prime Realty Investment Corp.	(211)	(510,103)	108.6
Kadokawa Corp.	(71,700)	(1,531,332)	326.0
Kagome Co. Ltd.	(41,700)	(1,035,448)	220.5
Kanto Denka Kogyo Co. Ltd.	(100,200)	(605,218)	128.9
KeePer Technical Laboratory Co. Ltd.	(9,900)	(441,249)	94.0
Keihan Holdings Co. Ltd.	(38,000)	(936,106)	199.3
KH Neochem Co. Ltd.	(8,100)	(127,466)	27.1
Kisoji Co. Ltd.	(11,800)	(216,018)	46.0
Kohnan Shoji Co. Ltd.	(17,100)	(458,559)	97.6
Komehyo Holdings Co. Ltd.	(2,200)	(65,864)	14.0
Komeri Co. Ltd.	(23,000)	(520,221)	110.8
Kosaido Holdings Co. Ltd.	(57,000)	(292,115)	62.2
Kumiai Chemical Industry Co. Ltd.	(7,800)	(45,164)	9.6
Kura Sushi, Inc.	(22,600)	(611,133)	130.1
KYB Corp.	(11,000)	(385,065)	82.0
Maruwa Co. Ltd.	(2,400)	(484,611)	103.2
Matsui Securities Co. Ltd.	(104,700)	(588,411)	125.3
Matsuya Co.Ltd.	(11,700)	(75,398)	16.1
MEC Co. Ltd.	(12,000)	(366,516)	78.0
Medley, Inc.	(15,300)	(484,159)	103.1
Meiko Electronics Co. Ltd.	(1,600)	(44,024)	9.4
Mitsubishi Estate Logistics REIT Investment Corp.	(72)	(182,162)	38.8
Mitsui Fudosan Logistics Park, Inc.	(205)	(616,438)	131.2
Mitsui-Soko Holdings Co. Ltd.	(12,100)	(408,077)	86.9
Mori Hills REIT Investment Corp.	(635)	(596,788)	127.1
Morinaga Milk Industry Co. Ltd.	(47,000)	(971,144)	206.8
m-up Holdings, Inc.	(6,100)	(41,677)	8.9
Musashino Bank Ltd.	(8,800)	(167,334)	35.6
Nankai Electric Railway Co. Ltd.	(37,200)	(732,536)	156.0

19

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nanto Bank Ltd.	(18,400)	$(335,850)	71.5%
Nihon Kohden Corp.	(21,200)	(652,451)	138.9
Nikkiso Co. Ltd.	(11,500)	(85,203)	18.1
Nikkon Holdings Co. Ltd.	(35,600)	(772,105)	164.4
Nippon Accommodations Fund, Inc.	(144)	(605,170)	128.9
Nippon Carbon Co. Ltd.	(9,000)	(276,035)	58.8
Nippon Kanzai Holdings Co. Ltd.	(13,300)	(239,731)	51.0
Nippon Pillar Packing Co. Ltd.	(6,600)	(218,951)	46.6
Nippon REIT Investment Corp.	(27)	(63,121)	13.4
Nippon Yakin Kogyo Co. Ltd.	(23,000)	(747,350)	159.1
Nishimatsu Construction Co. Ltd.	(23,800)	(660,523)	140.6
Nishimatsuya Chain Co. Ltd.	(15,000)	(218,692)	46.6
Nitto Boseki Co. Ltd.	(1,500)	(51,709)	11.0
Nojima Corp.	(37,800)	(480,936)	102.4
NS United Kaiun Kaisha Ltd.	(15,800)	(560,852)	119.4
One REIT, Inc.	(294)	(545,833)	116.2
Orient Corp.	(46,800)	(356,564)	75.9
Osaka Soda Co. Ltd.	(28,700)	(2,031,481)	432.5
OSAKA Titanium Technologies Co. Ltd.	(35,000)	(668,148)	142.3
OSG Corp.	(29,800)	(409,594)	87.2
Piolax, Inc.	(28,800)	(492,399)	104.8
Rengo Co. Ltd.	(212,900)	(1,393,995)	296.8
Riken Keiki Co. Ltd.	(11,400)	(568,327)	121.0
Roland Corp.	(9,800)	(328,671)	70.0
Ryosan Co. Ltd.	(1,200)	(39,930)	8.5
Sangetsu Corp.	(37,600)	(836,321)	178.1
Sanyo Denki Co. Ltd.	(800)	(33,596)	7.2
Sawai Group Holdings Co. Ltd.	(1,500)	(57,303)	12.2
SBI Sumishin Net Bank Ltd.	(4,900)	(56,962)	12.1
Seiren Co. Ltd.	(11,600)	(196,580)	41.9
Senshu Ikeda Holdings, Inc.	(18,900)	(44,191)	9.4
Septeni Holdings Co. Ltd.	(290,200)	(980,571)	208.8
Shiga Bank Ltd.	(27,600)	(692,378)	147.4
Shin Nippon Biomedical Laboratories Ltd.	(21,500)	(251,851)	53.6
SKY Perfect JSAT Holdings, Inc.	(144,200)	(765,904)	163.1
Sotetsu Holdings, Inc.	(15,700)	(290,625)	61.9
SRE Holdings Corp.	(5,600)	(127,365)	27.1
Star Asia Investment Corp.	(2,286)	(902,477)	192.2
Star Micronics Co. Ltd.	(14,100)	(169,891)	36.2
SUNWELS Co. Ltd.	(6,800)	(107,212)	22.8
T Hasegawa Co. Ltd.	(7,600)	(172,150)	36.7
Taiheiyo Cement Corp.	(2,300)	(47,789)	10.2
Takara Holdings, Inc.	(101,400)	(866,252)	184.4
Takara Leben Real Estate Investment Corp.	(957)	(687,133)	146.3
Tamura Corp.	(34,400)	(124,673)	26.5
Tocalo Co. Ltd.	(16,000)	(171,782)	36.6
Toei Animation Co. Ltd.	(1,500)	(202,572)	43.1
Toho Bank Ltd.	(127,900)	(273,718)	58.3
TOKAI Holdings Corp.	(46,400)	(315,873)	67.3
Tokyo Kiraboshi Financial Group, Inc.	(17,300)	(510,738)	108.7
Tokyo Steel Manufacturing Co. Ltd.	(116,000)	(1,414,769)	301.2
TOMONY Holdings, Inc.	(23,300)	(64,735)	13.8
Topre Corp.	(19,700)	(289,299)	61.6
Toyo Gosei Co. Ltd.	(9,300)	(548,867)	116.9
Tri Chemical Laboratories, Inc.	(55,500)	(1,382,008)	294.2
Tsuburaya Fields Holdings, Inc.	(15,817)	(194,412)	41.4
Universal Entertainment Corp.	(2,600)	(37,980)	8.1
Valqua Ltd.	(1,400)	(42,959)	9.2
Wacoal Holdings Corp.	(17,800)	(419,361)	89.3
West Holdings Corp.	(18,900)	(438,529)	93.4
W-Scope Corp.	(20,781)	(108,518)	23.1

Security	Shares	Value	% of Basket Value

Japan (continued)
YA-MAN Ltd.	(76,093)	$(527,774)	112.4%
Yamato Kogyo Co. Ltd.	(16,000)	(893,905)	190.3
Yodogawa Steel Works Ltd.	(900)	(23,938)	5.1
Yonex Co. Ltd.	(41,100)	(337,442)	71.8
Zojirushi Corp.	(10,400)	(101,675)	21.7

		(63,776,854)

Jersey
JTC PLC	(14,879)	(150,204)	32.0

Netherlands
Alfen NV	(525)	(32,178)	6.9
AMG Critical Materials NV	(22,851)	(491,834)	104.7
Corbion NV, Class C	(28,381)	(556,927)	118.6
Flow Traders Ltd.	(49,193)	(895,749)	190.7
TKH Group NV	(25,117)	(1,024,869)	218.2

		(3,001,557)

Norway
Crayon Group Holding ASA	(108,529)	(921,304)	196.2
Dof Group ASA	(11,329)	(62,040)	13.2
Entra ASA	(80,886)	(899,289)	191.5
Europris ASA	(2,246)	(17,089)	3.6
MPC Container Ships ASA	(1,166,433)	(1,777,950)	378.5
Norske Skog ASA	(46,165)	(161,720)	34.4
SpareBank 1 SMN	(3,535)	(48,850)	10.4

		(3,888,242)

Portugal
Greenvolt-Energias Renovaveis SA	(46,183)	(408,725)	87.0

Puerto Rico
Liberty Latin America Ltd., Class C	(3,228)	(22,983)	4.9

Singapore
Kenon Holdings Ltd./Singapore	(7,349)	(176,209)	37.5

Spain
Befesa SA	(5,022)	(178,880)	38.1

Faes Farma SA	(61,314)	(204,280)	43.5
Laboratorios Farmaceuticos Rovi SA	(4,014)	(280,446)	59.7
Vidrala SA	(10,724)	(1,089,049)	231.9
Viscofan SA	(8,465)	(501,928)	106.8

		(2,254,583)

Sweden
Addnode Group AB, Class B	(23,295)	(209,694)	44.7
Clas Ohlson AB, B Shares	(56,723)	(814,202)	173.4
Dometic Group AB	(387,882)	(3,109,499)	662.0
Hms Networks Ab	(10,743)	(476,787)	101.5
Hufvudstaden AB, Class A	(36,533)	(476,229)	101.4
Pandox AB	(18,414)	(254,558)	54.2
Paradox Interactive AB	(43,904)	(867,250)	184.7
Peab AB, Class B	(35,130)	(174,886)	37.2
Stillfront Group AB	(383,509)	(400,779)	85.3
Surgical Science Sweden AB	(5,999)	(103,377)	22.0
Thule Group AB	(976)	(24,750)	5.3
Wihlborgs Fastigheter AB	(59,170)	(533,173)	113.5

		(7,445,184)

Switzerland
Allreal Holding AG, Class N	(8,630)	(1,547,576)	329.5
Cembra Money Bank AG	(27,293)	(2,120,075)	451.4

Daetwyler Holding AG	(2,851)	(584,304)	124.4
Emmi AG, Class N	(840)	(887,519)	189.0
Forbo Holding AG, Registered Shares	(471)	(558,221)	118.8

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Garrett Motion, Inc.	(13,955)	$(119,873)	25.5%
Interroll Holding AG, Class N	(437)	(1,285,938)	273.8
Komax Holding AG, Class N	(2,185)	(420,808)	89.6
Leonteq AG	(7,752)	(290,747)	61.9
Meyer Burger Technology AG, Class N	(1,568,289)	(203,935)	43.4
Mobimo Holding AG, Registered Shares	(2,423)	(721,817)	153.7
SFS Group AG	(12,690)	(1,535,943)	327.0
SKAN Group AG	(3,197)	(284,395)	60.5
St Galler Kantonalbank AG, Class N	(449)	(261,972)	55.8
Swissquote Group Holding SA, Class N	(7,552)	(1,896,373)	403.8
Vontobel Holding AG, Class N	(9,942)	(659,398)	140.4
Zehnder Group AG	(2,732)	(164,126)	34.9

		(13,543,020)

United Kingdom
888 Holdings PLC	(2,263,965)	(2,236,775)	476.2
Ascential PLC	(538,614)	(2,082,902)	443.5
Auction Technology Group PLC	(22,953)	(159,121)	33.9
Coats Group PLC	(271,323)	(246,959)	52.6
Elementis PLC	(462,174)	(831,387)	177.0
GB Group PLC	(58,955)	(211,411)	45.0
Genuit Group PLC	(285,761)	(1,534,318)	326.7
Home Reit PLC	(319,295)	(115,477)	24.6
Ibstock PLC	(301,324)	(588,157)	125.2
Marlowe PLC	(28,035)	(133,811)	28.5
Moonpig Group PLC	(524,920)	(1,115,379)	237.5
Next 15 Group PLC	(6,805)	(78,931)	16.8
Oxford Nanopore Technologies PLC	(78,625)	(160,388)	34.1
Rathbones Group PLC	(32,784)	(688,922)	146.7
Renewi PLC	(13,830)	(103,377)	22.0
Renishaw PLC	(7,740)	(343,812)	73.2
Softcat PLC	(54,796)	(1,007,787)	214.6
Trainline PLC	(66,009)	(277,433)	59.1
Victrex PLC	(38,901)	(674,617)	143.6
Volex PLC	(129,625)	(522,972)	111.3
WH Smith PLC	(162,417)	(2,492,189)	530.6

		(15,606,125)

United States
Adeia, Inc.	(18,371)	(223,024)	47.5
ADT, Inc.	(41,241)	(269,304)	57.3
ADTRAN Holdings, Inc.	(19,907)	(124,717)	26.6
Aehr Test Systems	(46,913)	(696,658)	148.3
AeroVironment, Inc.	(1,849)	(223,063)	47.5
AerSale Corp.	(39,707)	(369,275)	78.6
Agiliti, Inc.	(36,104)	(255,977)	54.5
Allegiant Travel Co.	(9,122)	(715,165)	152.3
Altair Engineering, Inc., Class A	(9,095)	(773,257)	164.6
Altus Power, Inc., Class A	(8,050)	(43,390)	9.2
AMC Networks, Inc., Class A	(7,776)	(140,668)	30.0
Amerant Bancorp, Inc., Class A	(7,272)	(164,420)	35.0
America’s Car-Mart, Inc.	(5,513)	(335,687)	71.5
ANI Pharmaceuticals, Inc.	(4,181)	(233,383)	49.7
Anterix, Inc.	(6,219)	(185,451)	39.5
Apollo Commercial Real Estate Finance, Inc.	(22,910)	(255,676)	54.4
Applied Digital Corp.	(53,135)	(273,114)	58.2
Applied Optoelectronics, Inc.	(3,088)	(48,574)	10.3
Ares Commercial Real Estate Corp.	(38,136)	(362,673)	77.2
Arhaus, Inc., Class A	(6,479)	(75,740)	16.1
ARMOUR Residential REIT, Inc.	(46,454)	(884,949)	188.4
Artesian Resources Corp., Class A	(1,797)	(65,591)	14.0

Security	Shares	Value	% of Basket Value

United States (continued)
Astronics Corp.	(947)	$(16,014)	3.4%
Atlantic Union Bankshares Corp.	(12,588)	(430,006)	91.6
Axsome Therapeutics, Inc.	(20,511)	(1,846,605)	393.2
Balchem Corp.	(1,883)	(263,921)	56.2
BancFirst Corp.	(1,466)	(129,756)	27.6
Bank of Hawaii Corp.	(40)	(2,529)	0.5
Barnes Group, Inc.	(11,864)	(392,817)	83.6
Belden, Inc.	(5,490)	(407,248)	86.7
BGC Group, Inc., Class A	(70,084)	(494,793)	105.3
Bloomin’ Brands, Inc.	(25,482)	(678,331)	144.4
Boston Omaha Corp., Class A	(32,229)	(499,227)	106.3
Broadstone Net Lease, Inc.	(25,731)	(413,497)	88.0
BRP Group, Inc., Class A	(49,731)	(1,115,964)	237.6
Burford Capital Ltd.	(30,994)	(466,150)	99.2
Cadre Holdings, Inc.	(17,959)	(610,426)	130.0
Calavo Growers, Inc.	(5,386)	(140,521)	29.9
California Water Service Group	(12,416)	(562,072)	119.7
Cal-Maine Foods, Inc.	(4,637)	(256,983)	54.7
Cambridge Bancorp	(4,363)	(299,258)	63.7
Camping World Holdings, Inc., Class A	(20,124)	(500,081)	106.5
Casella Waste Systems, Inc., Class A	(30,746)	(2,623,864)	558.6
Cass Information Systems, Inc.	(12,526)	(540,622)	115.1
Cathay General Bancorp	(21,950)	(903,681)	192.4
CCC Intelligent Solutions Holdings, Inc.	(134,945)	(1,483,046)	315.8
Centrus Energy Corp., Class A	(2,839)	(142,575)	30.4
Certara, Inc.	(58,759)	(949,545)	202.2
Claros Mortgage Trust, Inc.	(66,690)	(782,941)	166.7
Cleanspark, Inc.	(38,591)	(310,658)	66.1
Clearfield, Inc.	(22,414)	(564,609)	120.2
CNB Financial Corp.	(824)	(17,592)	3.7
Coastal Financial Corp.	(4,428)	(176,677)	37.6
Collegium Pharmaceutical, Inc.	(6,573)	(216,646)	46.1
Columbia Financial, Inc.	(26,775)	(481,414)	102.5
Community Bank System, Inc.	(8,139)	(372,522)	79.3
Community Healthcare Trust, Inc.	(9,213)	(235,761)	50.2
Community Trust Bancorp, Inc.	(1,805)	(74,908)	16.0
Conduent, Inc.	(45,307)	(163,105)	34.7
Consensus Cloud Solutions, Inc.	(30,536)	(663,853)	141.3
CoreCivic, Inc.	(11,578)	(164,639)	35.1
Crescent Energy Co., Class A	(20,772)	(229,531)	48.9
CTS Corp.	(22,797)	(936,045)	199.3
Cytek Biosciences, Inc.	(12,763)	(96,361)	20.5
Definitive Healthcare Corp., Class A	(28,069)	(238,587)	50.8
Denny’s Corp.	(20,731)	(220,371)	46.9
Diamond Hill Investment Group, Inc., Class A	(145)	(23,132)	4.9
DiamondRock Hospitality Co.	(93,350)	(853,219)	181.7
Dine Brands Global, Inc.	(19,920)	(929,268)	197.9
DocGo, Inc.	(34,048)	(125,978)	26.8
Domo, Inc., Class B	(17,469)	(189,888)	40.4
Dorman Products, Inc.	(1,869)	(152,155)	32.4
Easterly Government Properties, Inc.	(193,372)	(2,374,608)	505.6
Eastman Kodak Co.	(70,243)	(242,338)	51.6
Ecovyst, Inc.	(9,754)	(90,322)	19.2
Embecta Corp.	(20,539)	(352,038)	75.0
Encore Capital Group, Inc.	(1,718)	(86,037)	18.3
Energizer Holdings, Inc.	(244)	(7,715)	1.6
Enfusion, Inc., Class A	(42,854)	(338,547)	72.1
Enhabit, Inc.	(5,231)	(52,781)	11.2
Enliven Therapeutics, Inc.	(24,585)	(385,984)	82.2
Enpro, Inc.	(6,957)	(1,039,237)	221.3
European Wax Center, Inc., Class A	(100,867)	(1,496,866)	318.7

21

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
EverCommerce, Inc.	(39,077)	$(380,610)	81.0%
Evolus, Inc.	(17,864)	(226,694)	48.3
Evolv Technologies Holdings, Inc., Class A	(3,025)	(13,219)	2.8
Excelerate Energy, Inc., Class A	(37,850)	(579,862)	123.5
F&G Annuities & Life, Inc.	(3,920)	(175,773)	37.4
Farmland Partners, Inc.	(119,512)	(1,340,925)	285.5
First Advantage Corp.	(18,855)	(308,656)	65.7
First Bancorp/Southern Pines NC	(29,932)	(1,034,450)	220.2
First Bancshares, Inc.	(5,255)	(133,635)	28.5
First Commonwealth Financial Corp.	(98,035)	(1,373,470)	292.4
First Community Bankshares, Inc.	(9,762)	(334,641)	71.2
First Merchants Corp.	(4,775)	(161,443)	34.4
Fortrea Holdings, Inc.	(40,493)	(1,253,663)	266.9
Funko, Inc., Class A	(21,724)	(153,589)	32.7
GCM Grosvenor, Inc., Class A	(17,773)	(154,447)	32.9
GEO Group, Inc.	(5,003)	(55,633)	11.8
German American Bancorp, Inc.	(7,177)	(237,774)	50.6
Gladstone Land Corp.	(9,270)	(131,263)	27.9
Glaukos Corp.	(1,875)	(166,931)	35.5
Global Medical REIT, Inc.	(21,617)	(218,548)	46.5
Global Net Lease, Inc.	(213,633)	(1,805,199)	384.3
Great Southern Bancorp, Inc.	(6,362)	(331,397)	70.6
Grid Dynamics Holdings, Inc., Class A	(20,695)	(270,070)	57.5
Harrow, Inc.	(8,402)	(80,071)	17.0
Hawkins, Inc.	(2,293)	(152,645)	32.5
Haynes International, Inc.	(3,329)	(185,325)	39.5
HighPeak Energy, Inc.	(1,299)	(17,731)	3.8
Hillman Solutions Corp.	(150,154)	(1,319,854)	281.0
Hilltop Holdings, Inc.	(20,879)	(657,480)	140.0
Home BancShares, Inc.	(38,385)	(899,744)	191.6
Impinj, Inc.	(4,096)	(397,230)	84.6
International Bancshares Corp.	(14,335)	(757,748)	161.3
Intrepid Potash, Inc.	(3,001)	(55,218)	11.8
InvenTrust Properties Corp.	(25,083)	(622,811)	132.6
iRhythm Technologies, Inc.	(14,027)	(1,680,154)	357.7
Ivanhoe Electric, Inc.	(9,014)	(75,357)	16.0
Jack in the Box, Inc.	(19,008)	(1,482,054)	315.5
Jackson Financial, Inc., Class A	(19,135)	(958,089)	204.0
JBG SMITH Properties	(20,320)	(325,120)	69.2
John Bean Technologies Corp.	(4,315)	(426,149)	90.7
Kinetik Holdings, Inc., Class A	(45,149)	(1,468,245)	312.6
KKR Real Estate Finance Trust, Inc.	(94)	(1,151)	0.2
Krispy Kreme, Inc.	(171,555)	(2,279,966)	485.4
Lakeland Financial Corp.	(2,131)	(142,692)	30.4
Leonardo DRS, Inc.	(6,110)	(118,595)	25.3
Leslie’s, Inc.	(111,469)	(747,957)	159.2
Liberty Media Corp.-Liberty Live, Class C	(14,965)	(557,746)	118.8
Life Time Group Holdings, Inc.	(5,567)	(74,041)	15.8
Lightwave Logic, Inc.	(65,430)	(282,003)	60.0
Lindblad Expeditions Holdings, Inc.	(1,735)	(16,031)	3.4
LSI Industries, Inc.	(2,117)	(28,918)	6.2
LTC Properties, Inc.	(4,909)	(153,014)	32.6
Macerich Co.	(121,112)	(1,912,358)	407.2
Madison Square Garden Entertainment Corp.	(12,274)	(409,215)	87.1
Maravai LifeSciences Holdings, Inc., Class A	(18,784)	(108,947)	23.2
MaxCyte, Inc.	(15,107)	(76,895)	16.4
MediaAlpha, Inc., Class A	(3,385)	(43,159)	9.2
Medifast, Inc.	(6,473)	(353,749)	75.3
MeridianLink, Inc.	(38,578)	(877,649)	186.9
Mesa Laboratories, Inc.	(862)	(78,976)	16.8
Middlesex Water Co.	(6,533)	(365,652)	77.9
Mirion Technologies, Inc., Class A	(143,964)	(1,360,460)	289.7

Security	Shares	Value	% of Basket Value

United States (continued)
Mission Produce, Inc.	(11,925)	$(119,131)	25.4%
Montauk Renewables, Inc.	(8,423)	(58,203)	12.4
Movado Group, Inc.	(13,831)	(381,459)	81.2
Mueller Water Products, Inc., Class A	(46,900)	(642,999)	136.9
National Bank Holdings Corp., Class A	(9,082)	(317,870)	67.7
National Cinemedia, Inc.	(27,209)	(111,285)	23.7
National Presto Industries, Inc.	(3,494)	(276,620)	58.9
Navient Corp.	(30,784)	(530,100)	112.9
NBT Bancorp, Inc.	(20,428)	(726,624)	154.7
nCino, Inc.	(10,519)	(331,138)	70.5
NeoGenomics, Inc.	(9,487)	(140,882)	30.0
New York Mortgage Trust, Inc.	(27,345)	(214,385)	45.6
NextDecade Corp.	(5,204)	(26,488)	5.6
Nicolet Bankshares, Inc.	(9,538)	(741,770)	157.9
nLight, Inc.	(76,249)	(989,712)	210.7
Northern Oil and Gas, Inc.	(25,549)	(855,891)	182.2
Northfield Bancorp, Inc.	(8,063)	(96,998)	20.7
Novanta, Inc.	(398)	(61,511)	13.1
NV5 Global, Inc.	(3,929)	(412,113)	87.7
One Liberty Properties, Inc.	(3,273)	(66,246)	14.1
OneWater Marine, Inc., Class A	(33,812)	(853,077)	181.6
Open Lending Corp.	(23,788)	(174,604)	37.2
Origin Bancorp, Inc.	(16,124)	(491,782)	104.7
OrthoPediatrics Corp.	(18,024)	(470,787)	100.2
Papa John’s International, Inc.	(19,072)	(1,401,411)	298.4
Paragon 28, Inc.	(6,055)	(76,777)	16.3
Paycor HCM, Inc.	(9,713)	(188,724)	40.2
Paymentus Holdings, Inc., Class A	(31,796)	(504,285)	107.4
Peapack-Gladstone Financial Corp.	(5,491)	(151,442)	32.2
PennyMac Mortgage Investment Trust	(45,411)	(651,194)	138.6
Peoples Bancorp, Inc.	(9,420)	(276,006)	58.8
Phillips Edison & Co., Inc.	(30,367)	(1,054,039)	224.4
Phinia, Inc.	(41,626)	(1,258,770)	268.0
Piedmont Lithium, Inc.	(33,045)	(504,928)	107.5
Pitney Bowes, Inc.	(53,919)	(221,607)	47.2
Plymouth Industrial REIT, Inc.	(33,112)	(733,100)	156.1
PolyPeptide Group AG	(22,150)	(409,887)	87.3
PotlatchDeltic Corp.	(8,264)	(369,649)	78.7
Powell Industries, Inc.	(2,275)	(269,656)	57.4
Premier, Inc., Class A	(23,873)	(516,134)	109.9
ProAssurance Corp.	(13,868)	(186,663)	39.7
ProFrac Holding Corp., Class A	(48,940)	(387,115)	82.4
Pulmonx Corp.	(27,688)	(367,697)	78.3
Quanterix Corp.	(2,282)	(50,409)	10.7
Ramaco Resources, Inc., Class A	(3,194)	(60,303)	12.8
RCI Hospitality Holdings, Inc.	(11,183)	(690,662)	147.1
Ready Capital Corp.	(79,144)	(741,579)	157.9
Reliance Worldwide Corp. Ltd.	(146,689)	(407,437)	86.7
Retail Opportunity Investments Corp.	(72,162)	(980,682)	208.8
Rocket Lab USA, Inc., Class A	(199,273)	(966,474)	205.8
S&T Bancorp, Inc.	(20,112)	(670,534)	142.8
Sabra Health Care REIT, Inc.	(56,576)	(754,724)	160.7
Sabre Corp.	(18,991)	(77,863)	16.6
Seacoast Banking Corp. of Florida	(17,534)	(430,635)	91.7
Sensient Technologies Corp.	(19,244)	(1,193,705)	254.2
Seritage Growth Properties, Class A	(47,920)	(438,468)	93.4
Service Properties Trust	(3,248)	(25,107)	5.3
Shenandoah Telecommunications Co.	(16,664)	(341,445)	72.7
Silgan Holdings, Inc.	(43,617)	(2,003,765)	426.6
SilverBow Resources, Inc.	(34,357)	(912,522)	194.3
SITE Centers Corp.	(8,488)	(113,060)	24.1
Six Flags Entertainment Corp.	(60,156)	(1,516,533)	322.9

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Sotera Health Co.	(38,853)	$(571,916)	121.8%
Southern Missouri Bancorp, Inc.	(446)	(19,450)	4.1
Stellar Bancorp, Inc.	(13,427)	(336,078)	71.6
Stepan Co.	(3,920)	(349,938)	74.5
StepStone Group, Inc., Class A	(18,366)	(614,343)	130.8
Stericycle, Inc.	(26,421)	(1,268,208)	270.0
Sterling Check Corp.	(9,581)	(130,685)	27.8
Steven Madden Ltd.	(43,289)	(1,812,943)	386.0
Sun Country Airlines Holdings, Inc.	(14,082)	(191,656)	40.8
SunCoke Energy, Inc.	(31,115)	(318,929)	67.9
SunPower Corp.	(8,988)	(27,234)	5.8
Sunrun, Inc.	(41,186)	(596,373)	127.0
Tarsus Pharmaceuticals, Inc.	(5,605)	(152,680)	32.5
Tidewater, Inc.	(12,045)	(809,304)	172.3
TimkenSteel Corp.	(19,986)	(410,712)	87.4
Towne Bank	(22,069)	(620,360)	132.1
Transcat, Inc.	(1,740)	(191,470)	40.8
Triumph Financial, Inc.	(5,643)	(398,678)	84.9
Triumph Group, Inc.	(92,633)	(1,500,655)	319.5
Ubiquiti, Inc.	(8,491)	(1,067,658)	227.3
UFP Technologies, Inc.	(2,307)	(388,753)	82.8
Ultra Clean Holdings, Inc.	(10,495)	(400,909)	85.4
UniFirst Corp.	(4,113)	(696,824)	148.4
United Community Banks, Inc.	(23,627)	(645,962)	137.5
United Natural Foods, Inc.	(48,940)	(729,695)	155.4
Uniti Group, Inc.	(58,626)	(308,373)	65.7
Universal Corp.	(6,270)	(363,347)	77.4
Universal Health Realty Income Trust	(5,557)	(221,224)	47.1
Veris Residential, Inc.	(22,561)	(344,055)	73.3
Vishay Intertechnology, Inc.	(93,902)	(2,040,490)	434.4
Vista Outdoor, Inc.	(52,565)	(1,475,500)	314.2
Vobile Group Ltd.	(156,000)	(28,906)	6.2
VSE Corp.	(9,846)	(611,535)	130.2
WaFd, Inc.	(21,491)	(624,099)	132.9
Werner Enterprises, Inc.	(3,366)	(133,125)	28.3
Westrock Coffee Co.	(8,636)	(89,469)	19.1
White Mountains Insurance Group Ltd.	(895)	(1,410,493)	300.3
Xenia Hotels & Resorts, Inc.	(38,450)	(512,538)	109.1
XPEL, Inc.	(5,915)	(316,157)	67.3
York Water Co.	(11,831)	(424,496)	90.4

		(124,119,598)

Preferred Stocks

Germany
Jungheinrich AG	(11,039)	(376,651)	80.2

Total Reference Entity — Short		(297,588,492)

Net Value of Reference Entity — Bank of America N.A		$(469,681)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 01/2/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Lendlease Corp. Ltd.	9	$43	0.0%

Belgium
Liberty Global Ltd., Class C	31,437	658,291	2.6

Canada
Air Canada	2,287	30,909	0.1
Nutrien Ltd.	22,671	1,127,680	4.4
Pan American Silver Corp.	3,082	41,605	0.2
Royal Bank of Canada	7,372	721,912	2.8
Tricon Residential, Inc.	50,145	552,568	2.2

		2,474,674

France
Cie de Saint-Gobain SA	1,402	99,131	0.4

Germany
Zalando SE	163,955	3,295,041	12.9

Hong Kong
Futu Holdings Ltd., ADR	44,357	2,072,359	8.1
Wharf Real Estate Investment Co. Ltd.	40,000	117,204	0.5

		2,189,563

Ireland
Bank of Ireland Group PLC	79,509	736,228	2.9

Israel
Wix.com Ltd.	349	44,281	0.2

Italy
UniCredit SpA	34,464	1,016,612	4.0

Japan
GMO Payment Gateway, Inc.	34,000	2,039,202	8.0
Hikari Tsushin, Inc.	3,800	658,278	2.6
Honda Motor Co. Ltd.	455,200	5,061,656	19.8
IHI Corp.	28,800	547,841	2.1
Kurita Water Industries Ltd.	8,100	294,038	1.2
Marubeni Corp.	199,500	3,382,512	13.3
Mitsubishi Corp.	8,700	149,040	0.6
MonotaRO Co. Ltd.	63,500	594,391	2.3
Nippon Steel Corp.	17,300	413,932	1.6
ORIX Corp.	91,000	1,746,810	6.8
Recruit Holdings Co. Ltd.	30,600	1,201,148	4.7
Rohm Co. Ltd.	166,000	2,846,949	11.2
Seibu Holdings, Inc.	23,100	324,526	1.3
Unicharm Corp.	11,700	400,179	1.6

		19,660,502

Netherlands
Koninklijke Philips NV	22,118	471,618	1.9

23

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Singapore
Grab Holdings Ltd., Class A	15,899	$48,810	0.2%
Sea Ltd., Class A, ADR	18,348	699,793	2.7

		748,603

Spain
Acciona SA	207	26,965	0.1

Sweden
Assa Abloy AB, Class B	4,699	128,153	0.5
Atlas Copco AB, Class B	3,845	53,245	0.2

		181,398

Switzerland
Adecco Group AG, Class N	16,869	726,774	2.9
CRISPR Therapeutics AG	604	38,022	0.1

		764,796

United Kingdom
NatWest Group PLC	1,530,710	4,331,809	17.0
Pearson PLC	1,655	20,303	0.1
Rolls-Royce Holdings PLC	359,778	1,369,935	5.3

		5,722,047

United States
3M Co.	2,136	201,532	0.8
A O Smith Corp.	41,073	3,187,676	12.5
AbbVie, Inc.	11,174	1,837,006	7.2
Academy Sports & Outdoors, Inc.	21,748	1,364,252	5.3
Adient PLC	53,519	1,857,644	7.3
Adobe, Inc.	11,762	7,266,328	28.5
Advanced Drainage Systems, Inc.	1,998	260,579	1.0
AECOM	19,207	1,693,865	6.6
AES Corp.	42,883	715,288	2.8
Affirm Holdings, Inc., Class A	3,213	130,159	0.5
AGCO Corp.	10,423	1,275,046	5.0
Agilent Technologies, Inc.	36,724	4,777,792	18.7
Akamai Technologies, Inc.	12,855	1,584,122	6.2
Alaska Air Group, Inc.	31,844	1,140,970	4.5
Align Technology, Inc.	2,731	730,051	2.9
Alkermes PLC	13,255	358,548	1.4
Alnylam Pharmaceuticals, Inc.	367	63,458	0.2
Alphabet, Inc., Class A	21,679	3,037,228	11.9
Amazon.com, Inc.	53,202	8,256,950	32.4
Amdocs Ltd.	6,742	618,107	2.4
American Tower Corp.	2,905	568,363	2.2
American Water Works Co., Inc.	13,054	1,618,957	6.3
AMETEK, Inc.	29,467	4,775,127	18.7
Amgen, Inc.	933	293,205	1.1
Antero Resources Corp.	19,893	444,410	1.7
Aon PLC, Class A	11,547	3,445,971	13.5
Apple, Inc.	40,663	7,498,257	29.4
AppLovin Corp., Class A	3,521	144,819	0.6
Arrow Electronics, Inc.	18,169	2,019,484	7.9
Asbury Automotive Group, Inc.	239	49,965	0.2
Ashland, Inc.	10,577	990,219	3.9
AT&T, Inc.	167,106	2,956,105	11.6
Atmos Energy Corp.	804	91,608	0.4
Automatic Data Processing, Inc.	12,959	3,185,063	12.5
AutoNation, Inc.	6,946	970,078	3.8
Avnet, Inc.	35,007	1,585,817	6.2
Axis Capital Holdings Ltd.	590	35,117	0.1
AZEK Co., Inc., Class A	26,510	1,022,226	4.0
Baker Hughes Co., Class A	158,128	4,506,648	17.7

Security	Shares	Value	% of Basket Value

United States (continued)
Bank of America Corp.	112,959	$3,841,736	15.1%
Best Buy Co., Inc.	1,444	104,676	0.4
BioMarin Pharmaceutical, Inc.	16,142	1,421,787	5.6
Bio-Rad Laboratories, Inc., Class A	4,327	1,388,491	5.4
Block, Inc., Class A	1,613	104,861	0.4
Boise Cascade Co.	7,672	1,039,249	4.1
Booking Holdings, Inc.	1,614	5,661,057	22.2
Boston Beer Co., Inc., Class A	1,051	367,083	1.4
Boston Properties, Inc.	9,988	664,202	2.6
Box, Inc., Class A	52,323	1,359,352	5.3
Boyd Gaming Corp.	32,790	2,081,837	8.2
Bridgebio Pharma, Inc.	2,108	72,283	0.3
Bristol-Myers Squibb Co.	108,590	5,306,793	20.8
Builders FirstSource, Inc.	12,490	2,169,888	8.5
Bunge Global SA	58,537	5,156,524	20.2
Cable One, Inc.	1,185	650,482	2.6
CACI International, Inc., Class A	153	52,591	0.2
Cadence Design Systems, Inc.	13,175	3,800,460	14.9
Caesars Entertainment, Inc.	29,012	1,272,756	5.0
Cardinal Health, Inc.	44,161	4,821,940	18.9
CarMax, Inc.	9,525	677,989	2.7
Carnival Corp.	256,767	4,257,197	16.7
Cencora, Inc.	35,038	8,152,642	32.0
Ceridian HCM Holding, Inc.	33,465	2,326,487	9.1
CH Robinson Worldwide, Inc.	7,428	624,620	2.4
Charter Communications, Inc., Class A	13,791	5,112,462	20.0
Chemed Corp.	550	326,034	1.3
Choice Hotels International, Inc.	816	98,834	0.4
Ciena Corp.	32,481	1,721,493	6.8
Cincinnati Financial Corp.	24,975	2,767,230	10.9
Cintas Corp.	1,015	613,639	2.4
Cirrus Logic, Inc.	24,617	1,900,432	7.5
Citigroup, Inc.	114,183	6,413,659	25.2
Clorox Co.	15,031	2,183,253	8.6
CMS Energy Corp.	11,760	672,202	2.6
CNH Industrial NV	83,380	1,000,560	3.9
Coca-Cola Co.	99,356	5,910,688	23.2
Cognex Corp.	46,583	1,683,510	6.6
Colgate-Palmolive Co.	80,038	6,739,200	26.4
ConocoPhillips	23,755	2,657,472	10.4
Constellation Brands, Inc., Class A	2,355	577,163	2.3
Constellium SE, Class A	3,654	68,512	0.3
Costco Wholesale Corp.	3,329	2,313,255	9.1
Coterra Energy, Inc.	77,695	1,933,052	7.6
Credit Acceptance Corp.	311	168,273	0.7
Curtiss-Wright Corp.	552	122,859	0.5
D.R. Horton, Inc.	55,572	7,941,794	31.1
DaVita, Inc.	4,368	472,443	1.9
Deckers Outdoor Corp.	1,281	965,528	3.8
Dell Technologies, Inc., Class C	35,845	2,970,834	11.7
Delta Air Lines, Inc.	168,902	6,610,824	25.9
Devon Energy Corp.	797	33,490	0.1
Domino’s Pizza, Inc.	11,192	4,770,254	18.7
Donaldson Co., Inc.	9,839	635,501	2.5
DraftKings, Inc., Class A	40,256	1,571,997	6.2
Dropbox, Inc., Class A	1,396	44,225	0.2
Eagle Materials, Inc.	1,400	316,792	1.2
eBay, Inc.	137,683	5,654,641	22.2
Edison International	1,294	87,319	0.3
Edwards Lifesciences Corp.	19,555	1,534,481	6.0
Elastic NV	4,450	520,917	2.0

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Electronic Arts, Inc.	20,650	$2,841,027	11.1%
Eli Lilly & Co.	9,646	6,227,554	24.4
EMCOR Group, Inc.	934	213,055	0.8
EOG Resources, Inc.	48,346	5,501,291	21.6
EPAM Systems, Inc.	117	32,539	0.1
Equinix, Inc.	6,348	5,267,380	20.7
Equity Residential	13,446	809,315	3.2
Essential Utilities, Inc.	18,154	651,002	2.6
Etsy, Inc.	1,450	96,512	0.4
Evercore, Inc., Class A	3,522	604,833	2.4
Exact Sciences Corp.	16,233	1,061,638	4.2
Exelixis, Inc.	23,969	521,565	2.0
ExlService Holdings, Inc.	19,540	611,211	2.4
Expeditors International of Washington, Inc.	33,526	4,235,340	16.6
Exxon Mobil Corp.	42,968	4,417,540	17.3
F5, Inc.	2,777	510,135	2.0
Fair Isaac Corp.	739	885,935	3.5
Ferguson PLC	6,279	1,179,573	4.6
Fidelity National Information Services, Inc.	6,784	422,372	1.7
First American Financial Corp.	13,664	824,622	3.2
First Industrial Realty Trust, Inc.	5,471	281,866	1.1
Flex Ltd.	162,973	3,868,979	15.2
Flowserve Corp.	69,268	2,765,871	10.8
Fortune Brands Innovations, Inc.	34,583	2,683,295	10.5
Fox Corp., Class A	9,050	292,315	1.1
Franklin Resources, Inc.	235,074	6,260,021	24.5
Gartner, Inc.	5,027	2,299,551	9.0
Generac Holdings, Inc.	2,456	279,174	1.1
General Dynamics Corp.	16,714	4,429,043	17.4
General Motors Co.	273,441	10,609,511	41.6
Gilead Sciences, Inc.	22,818	1,785,737	7.0
GoDaddy, Inc., Class A	86,330	9,207,958	36.1
Graco, Inc.	26,244	2,238,613	8.8
Guidewire Software, Inc.	18,785	2,097,909	8.2
GXO Logistics, Inc.	22,548	1,226,160	4.8
H&R Block, Inc.	4,887	228,907	0.9
Haemonetics Corp.	6,511	497,831	2.0
Halliburton Co.	271,040	9,662,576	37.9
Halozyme Therapeutics, Inc.	10,736	363,414	1.4
HEICO Corp., Class A	1,100	155,617	0.6
Helmerich & Payne, Inc.	31,947	1,286,186	5.0
HF Sinclair Corp.	1,521	85,921	0.3
Hilton Grand Vacations, Inc.	16,218	676,291	2.7
Home Depot, Inc.	36,451	12,865,745	50.5
HP, Inc.	120,729	3,466,130	13.6
HubSpot, Inc.	3,153	1,926,483	7.6
Incyte Corp.	8,964	526,814	2.1
Independence Realty Trust, Inc.	3,660	53,765	0.2
Installed Building Products, Inc.	2,548	496,478	1.9
Intel Corp.	54,923	2,366,083	9.3
International Paper Co.	17,214	616,778	2.4
Invesco Ltd.	306,970	4,859,335	19.1
Invitation Homes, Inc.	8,311	273,681	1.1
Ionis Pharmaceuticals, Inc.	7,885	405,210	1.6
Iridium Communications, Inc.	452	16,390	0.1
ITT, Inc.	11,210	1,353,944	5.3
Jack Henry & Associates, Inc.	290	48,091	0.2
Jones Lang LaSalle, Inc.	3,109	550,480	2.2
KB Home	48,949	2,916,871	11.4
KeyCorp	2,500	36,325	0.1
Keysight Technologies, Inc.	832	127,512	0.5
Kilroy Realty Corp.	17,565	628,124	2.5

Security	Shares	Value	% of Basket Value

United States (continued)
Kimberly-Clark Corp.	127,244	$15,392,707	60.4%
KLA Corp.	12,248	7,275,802	28.5
Lam Research Corp.	5,371	4,431,988	17.4
Lamar Advertising Co., Class A	10,171	1,064,700	4.2
Landstar System, Inc.	664	127,302	0.5
Lattice Semiconductor Corp.	4,272	259,994	1.0
Lazard, Inc.	2,567	100,062	0.4
Lear Corp.	587	78,012	0.3
Leidos Holdings, Inc.	20,852	2,303,520	9.0
Lennar Corp., Class A	14,318	2,145,552	8.4
Lennox International, Inc.	7,481	3,203,065	12.6
Liberty Media Corp.-Liberty SiriusXM	336	10,201	0.0
Lithia Motors, Inc., Class A	910	268,313	1.1
Lockheed Martin Corp.	11,219	4,817,551	18.9
Louisiana-Pacific Corp.	9,515	633,223	2.5
Magnolia Oil & Gas Corp., Class A	6,037	124,483	0.5
Manhattan Associates, Inc.	5,514	1,337,476	5.2
Marathon Oil Corp.	78,744	1,799,300	7.1
Marathon Petroleum Corp.	6,421	1,063,318	4.2
Marsh & McLennan Cos., Inc.	30,654	5,941,971	23.3
Martin Marietta Materials, Inc.	8,161	4,149,216	16.3
Masco Corp.	79,856	5,373,510	21.1
Mastercard, Inc., Class A	26,657	11,975,124	47.0
McCormick & Co., Inc.	4,783	326,009	1.3
Medtronic PLC	9,754	853,865	3.3
Merck & Co., Inc.	17,610	2,126,936	8.3
Mettler-Toledo International, Inc.	4,336	5,191,016	20.4
MGIC Investment Corp.	10,440	207,130	0.8
MGM Resorts International	90,197	3,911,844	15.3
Micron Technology, Inc.	32,467	2,784,045	10.9
Microsoft Corp.	24,449	9,720,433	38.1
Middleby Corp.	4,952	698,579	2.7
Mohawk Industries, Inc.	40,339	4,205,341	16.5
Molina Healthcare, Inc.	111	39,565	0.2
Molson Coors Beverage Co., Class B	96,231	5,946,113	23.3
Mondelez International, Inc., Class A	10,117	761,507	3.0
Monster Beverage Corp.	80,922	4,452,328	17.5
Moody’s Corp.	40,754	15,977,198	62.7
Morningstar, Inc.	3,585	1,001,290	3.9
Motorola Solutions, Inc.	2,640	843,480	3.3
MSCI, Inc., Class A	15,991	9,572,532	37.5
Neogen Corp.	12,096	187,488	0.7
NetApp, Inc.	10,538	918,914	3.6
Netflix, Inc.	11,187	6,310,699	24.7
Neurocrine Biosciences, Inc.	1,569	219,299	0.9
New Jersey Resources Corp.	5,375	219,461	0.9
New York Times Co., Class A	8,176	397,027	1.6
Newmont Corp.	1,132	39,065	0.2
Nucor Corp.	2,481	463,773	1.8
Nutanix, Inc., Class A	51,901	2,916,836	11.4
NVIDIA Corp.	10,507	6,464,642	25.4
NVR, Inc.	441	3,120,203	12.2
Old Dominion Freight Line, Inc.	3,863	1,510,510	5.9
Old Republic International Corp.	4,074	114,235	0.4
Ollie’s Bargain Outlet Holdings, Inc.	427	30,714	0.1
OneMain Holdings, Inc.	7,013	333,819	1.3
O’Reilly Automotive, Inc.	2,230	2,281,401	8.9
Oshkosh Corp.	832	91,603	0.4
Otis Worldwide Corp.	1,871	165,471	0.6
Owens Corning	40,447	6,128,934	24.0
PACCAR, Inc.	12,276	1,232,388	4.8
Palo Alto Networks, Inc.	1,045	353,743	1.4

25

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Paramount Global, Class B	209,919	$3,062,718	12.0%
Penske Automotive Group, Inc.	14,702	2,181,336	8.6
Pentair PLC	15,630	1,143,647	4.5
Perrigo Co. PLC	39,502	1,267,224	5.0
Pfizer, Inc.	38,044	1,030,231	4.0
Pool Corp.	2,991	1,110,409	4.4
Portland General Electric Co.	132	5,403	0.0
Post Holdings, Inc.	27,725	2,574,821	10.1
Principal Financial Group, Inc.	60,162	4,758,814	18.7
Procter & Gamble Co.	16,424	2,580,867	10.1
Prudential Financial, Inc.	11,675	1,225,058	4.8
PulteGroup, Inc.	105,386	11,019,160	43.2
Pure Storage, Inc., Class A	13,091	523,509	2.1
QUALCOMM, Inc.	66,741	9,911,706	38.9
Qualys, Inc.	5,393	1,020,194	4.0
Ralph Lauren Corp., Class A	6,385	917,333	3.6
Regeneron Pharmaceuticals, Inc.	1,015	956,922	3.8
Regions Financial Corp.	7,532	140,622	0.6
Reinsurance Group of America, Inc.	14,220	2,472,716	9.7
Reliance Steel & Aluminum Co.	201	57,369	0.2
RH	5,463	1,384,761	5.4
Robert Half, Inc.	40,564	3,226,461	12.7
Rockwell Automation, Inc.	16,339	4,138,342	16.2
Roku, Inc., Class A	12,625	1,111,757	4.4
Royal Caribbean Cruises Ltd.	31,518	4,018,545	15.8
RPM International, Inc.	23,822	2,540,854	10.0
Ryder System, Inc.	8,744	993,056	3.9
S&P Global, Inc.	8,761	3,927,994	15.4
Sarepta Therapeutics, Inc.	1,928	229,413	0.9
SBA Communications Corp.	19,810	4,434,667	17.4
Schlumberger NV	28,442	1,385,125	5.4
SEI Investments Co.	9,620	608,369	2.4
Silicon Laboratories, Inc.	7,369	909,040	3.6
Smartsheet, Inc., Class A	611	27,477	0.1
Snap, Inc., Class A	33,395	530,647	2.1
Snap-on, Inc.	6,788	1,968,045	7.7
Spotify Technology SA	34,315	7,389,735	29.0
Stanley Black & Decker, Inc.	322	30,043	0.1
Steel Dynamics, Inc.	5,453	658,123	2.6
Summit Materials, Inc., Class A	54,780	1,981,940	7.8
Synchrony Financial	38,379	1,491,792	5.8
Synopsys, Inc.	3,323	1,772,322	6.9
Synovus Financial Corp.	13,235	498,430	2.0
Sysco Corp.	7,255	587,147	2.3
T Rowe Price Group, Inc.	71,198	7,721,423	30.3
Taylor Morrison Home Corp., Class A	42,936	2,238,683	8.8
TD SYNNEX Corp.	10,251	1,024,895	4.0
TE Connectivity Ltd.	34,935	4,967,408	19.5
Tenet Healthcare Corp.	9,982	825,911	3.2
Teradata Corp.	26,017	1,201,465	4.7
Teradyne, Inc.	53,234	5,141,872	20.2
Tetra Tech, Inc.	8,578	1,356,868	5.3
Toll Brothers, Inc.	66,777	6,634,295	26.0
Trex Co., Inc.	40,409	3,292,525	12.9
TriNet Group, Inc.	610	69,357	0.3
Truist Financial Corp.	8,420	312,045	1.2
UFP Industries, Inc.	6,899	782,692	3.1
UGI Corp.	25,543	565,522	2.2
UiPath, Inc., Class A	4	92	0.0
United Therapeutics Corp.	772	165,810	0.6
Universal Display Corp.	372	63,154	0.2

Security	Shares	Value	% of Basket Value

United States (continued)
Unum Group	17,410	$841,599	3.3%
Valero Energy Corp.	12,278	1,705,414	6.7
Valmont Industries, Inc.	512	115,564	0.5
Veeva Systems, Inc., Class A	18,062	3,746,239	14.7
VeriSign, Inc.	11,606	2,308,201	9.1
Verisk Analytics, Inc.	9,971	2,408,296	9.4
Vertex Pharmaceuticals, Inc.	4,412	1,912,073	7.5
Visa, Inc., Class A	43,139	11,788,163	46.2
Visteon Corp.	2,595	299,178	1.2
Vornado Realty Trust	2,938	79,884	0.3
Waste Connections, Inc.	8,492	1,318,468	5.2
Watsco, Inc.	148	57,865	0.2
Wayfair, Inc., Class A	44,943	2,258,386	8.9
West Pharmaceutical Services, Inc.	8,427	3,143,524	12.3
Western Digital Corp.	8,288	474,488	1.9
Westinghouse Air Brake Technologies Corp.	12,610	1,659,098	6.5
Westlake Corp.	16	2,214	0.0
Westrock Co.	12,669	510,054	2.0
Weyerhaeuser Co.	12,244	401,236	1.6
Workday, Inc., Class A	6,570	1,912,330	7.5
Workiva, Inc., Class A	28,255	2,626,020	10.3
Xylem, Inc./New York	7,246	814,740	3.2
Zillow Group, Inc., Class C	32,560	1,850,710	7.3
Zions Bancorp NA	231	9,679	0.0
Zoetis, Inc., Class A	16,921	3,177,933	12.5
Zoom Video Communications, Inc., Class A	1,313	84,833	0.3
Zscaler, Inc.	1,221	287,753	1.1
Zurn Elkay Water Solutions Corp.	1,272	37,715	0.1

		698,776,913

Total Reference Entity — Long		736,866,706

Reference Entity — Short

Common Stocks

Australia
ASX Ltd.	(43,760)	(1,874,277)	(7.4)
CAR Group Ltd.	(2,563)	(55,123)	(0.2)
Commonwealth Bank of Australia	(18,138)	(1,385,392)	(5.4)
Endeavour Group Ltd.	(299,625)	(1,099,163)	(4.3)
Goodman Group	(48,076)	(799,325)	(3.1)
GPT Group	(86,228)	(261,031)	(1.0)
IGO Ltd.	(16,054)	(78,166)	(0.3)
Lottery Corp. Ltd.	(130,834)	(430,699)	(1.7)
NEXTDC Ltd.	(66,027)	(598,853)	(2.4)
Northern Star Resources Ltd.	(33,019)	(283,678)	(1.1)
Qantas Airways Ltd.	(36,169)	(130,614)	(0.5)
Santos Ltd.	(26,711)	(135,221)	(0.5)
Treasury Wine Estates Ltd.	(180,309)	(1,266,403)	(5.0)
Wesfarmers Ltd.	(103,371)	(3,920,828)	(15.4)
Westpac Banking Corp.	(157,483)	(2,474,967)	(9.7)
WiseTech Global Ltd.	(3,959)	(186,718)	(0.7)
Woodside Energy Group Ltd.	(50,668)	(1,061,518)	(4.2)

		(16,041,976)

Bermuda
RenaissanceRe Holdings Ltd.	(28,577)	(6,539,275)	(25.6)

Brazil
MercadoLibre, Inc.	(584)	(999,697)	(3.9)

Canada
Ivanhoe Mines Ltd., Class A	(2,763)	(28,995)	(0.1)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France
L’Oreal SA	(19,880)	$(9,579,090)	(37.6)%
Publicis Groupe SA	(10,850)	(1,094,534)	(4.3)
Societe Generale SA	(3,040)	(78,287)	(0.3)
Thales SA	(10,190)	(1,500,954)	(5.9)

		(12,252,865)

Israel
Global-e Online Ltd.	(8,478)	(320,214)	(1.3)
Mobileye Global, Inc., Class A	(34,460)	(891,136)	(3.5)

		(1,211,350)

Japan
Aisin Corp.	(9,800)	(363,726)	(1.4)
Ajinomoto Co., Inc.	(190,200)	(7,765,370)	(30.5)
Bandai Namco Holdings, Inc.	(13,700)	(296,640)	(1.2)
BayCurrent Consulting, Inc.	(6,400)	(147,855)	(0.6)
Bridgestone Corp.	(38,500)	(1,658,552)	(6.5)
Capcom Co. Ltd.	(1,700)	(64,454)	(0.3)
Chubu Electric Power Co., Inc.	(12,100)	(156,046)	(0.6)
Cosmos Pharmaceutical Corp.	(1,500)	(160,190)	(0.6)
Dai Ichi Life Holdings, Inc.	(103,200)	(2,250,449)	(8.8)
Daifuku Co. Ltd.	(2,000)	(39,201)	(0.2)
Daikin Industries Ltd.	(15,000)	(2,389,717)	(9.4)
Daiwa House Industry Co. Ltd.	(1,400)	(43,033)	(0.2)
FANUC Corp.	(21,800)	(599,175)	(2.4)
Fujikura Ltd.	(12,900)	(105,546)	(0.4)
Fukuoka Financial Group, Inc.	(3,400)	(83,096)	(0.3)
GLP J-REIT	(63)	(56,248)	(0.2)
Hamamatsu Photonics KK	(10,500)	(412,920)	(1.6)
Harmonic Drive Systems, Inc.	(2,300)	(55,375)	(0.2)
Hitachi Ltd.	(6,800)	(531,040)	(2.1)
Ibiden Co. Ltd.	(21,100)	(1,055,035)	(4.1)
Japan Airport Terminal Co. Ltd.	(4,500)	(177,619)	(0.7)
Japan Petroleum Exploration Co. Ltd.	(3,800)	(153,687)	(0.6)
Japan Post Bank Co. Ltd.	(37,800)	(392,814)	(1.5)
Jeol Ltd.	(4,800)	(218,405)	(0.9)
JSR Corp.	(6,900)	(187,079)	(0.7)
Kawasaki Heavy Industries Ltd.	(1,400)	(31,512)	(0.1)
Kawasaki Kisen Kaisha Ltd.	(136,839)	(6,627,599)	(26.0)
KDDI Corp.	(38,300)	(1,261,533)	(5.0)
Keisei Electric Railway Co. Ltd.	(3,700)	(166,382)	(0.7)
Keyence Corp.	(1,000)	(444,902)	(1.7)
Kikkoman Corp.	(1,600)	(97,832)	(0.4)
Kobe Steel Ltd.	(17,500)	(240,242)	(0.9)
Koei Tecmo Holdings Co. Ltd.	(4,100)	(50,776)	(0.2)
Kyoto Financial Group, Inc.	(5,200)	(85,936)	(0.3)
Lasertec Corp.	(1,500)	(388,248)	(1.5)
Macnica Holdings, Inc.	(7,600)	(399,559)	(1.6)
Mercari, Inc.	(69,100)	(1,137,004)	(4.5)
MinebeaMitsumi, Inc.	(128,300)	(2,638,648)	(10.4)
MISUMI Group, Inc.	(55,300)	(942,922)	(3.7)
Mitsubishi Gas Chemical Co., Inc.	(1,700)	(27,596)	(0.1)
Mitsubishi Heavy Industries Ltd.	(17,700)	(1,173,943)	(4.6)
Mitsubishi Motors Corp.	(220,500)	(690,740)	(2.7)
Mitsui Chemicals Inc.	(8,700)	(254,493)	(1.0)
Mitsui OSK Lines Ltd.	(84,200)	(3,007,022)	(11.8)
Nippon Sanso Holdings Corp.	(8,500)	(214,095)	(0.8)
Nippon Yusen KK	(146,700)	(5,026,024)	(19.7)
Nissan Chemical Corp.	(71,000)	(2,816,059)	(11.0)
Niterra Co. Ltd.	(34,500)	(923,582)	(3.6)
Nitori Holdings Co. Ltd.	(14,900)	(1,939,161)	(7.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Open House Group Co. Ltd.	(2,100)	$(65,416)	(0.3)%
Osaka Gas Co. Ltd.	(24,000)	(502,387)	(2.0)
Rohto Pharmaceutical Co. Ltd.	(7,800)	(158,663)	(0.6)
Sanrio Co. Ltd.	(7,700)	(319,756)	(1.3)
Secom Co. Ltd.	(6,400)	(461,670)	(1.8)
Seven & i Holdings Co. Ltd.	(84,500)	(3,319,068)	(13.0)
SG Holdings Co. Ltd.	(15,100)	(194,325)	(0.8)
Sharp Corp.	(3,900)	(26,124)	(0.1)
Shimamura Co. Ltd.	(900)	(98,140)	(0.4)
Shimano, Inc.	(200)	(28,541)	(0.1)
Shin-Etsu Chemical Co. Ltd.	(20,000)	(782,555)	(3.1)
Shionogi & Co. Ltd.	(40,300)	(1,924,386)	(7.5)
SMC Corp.	(8,700)	(4,813,435)	(18.9)
Socionext, Inc.	(138,700)	(3,161,305)	(12.4)
Sony Group Corp.	(33,200)	(3,239,692)	(12.7)
Square Enix Holdings Co. Ltd.	(21,300)	(827,577)	(3.2)
SUMCO Corp.	(103,700)	(1,561,909)	(6.1)
Suzuki Motor Corp.	(18,600)	(830,618)	(3.3)
Sysmex Corp.	(6,700)	(360,852)	(1.4)
Taiyo Yuden Co. Ltd.	(17,600)	(422,519)	(1.7)
TDK Corp.	(82,100)	(4,060,364)	(15.9)
Terumo Corp.	(23,500)	(791,859)	(3.1)
Tokyo Electric Power Co.Holdings, Inc.	(163,200)	(863,801)	(3.4)
Tokyo Seimitsu Co. Ltd.	(1,228)	(79,051)	(0.3)
TOTO Ltd.	(1,500)	(40,362)	(0.2)
Toyo Suisan Kaisha Ltd.	(5,300)	(274,276)	(1.1)
Toyota Industries Corp.	(12,400)	(1,042,508)	(4.1)
Toyota Motor Corp.	(172,700)	(3,427,880)	(13.4)
Ulvac, Inc.	(12,232)	(595,241)	(2.3)
Yamaha Corp.	(5,000)	(109,291)	(0.4)
Yamato Holdings Co. Ltd.	(7,500)	(128,864)	(0.5)
Yaskawa Electric Corp.	(42,500)	(1,591,580)	(6.2)
Zensho Holdings Co. Ltd.	(22,300)	(1,085,244)	(4.3)

		(87,138,341)

Norway
Mowi ASA	(4,579)	(82,442)	(0.3)
Seadrill Ltd.	(665)	(28,741)	(0.1)

		(111,183)

Sweden
Autoliv, Inc.	(891)	(95,444)	(0.4)

Switzerland
Clariant AG, Class N	(5,028)	(63,919)	(0.3)
On Holding AG, Class A	(12,964)	(344,324)	(1.3)
Sandoz Group AG	(25,678)	(874,786)	(3.4)

		(1,283,029)

Thailand
Fabrinet	(230)	(49,107)	(0.2)

United Kingdom
Entain PLC	(451,882)	(5,519,488)	(21.6)
Schroders PLC	(87,698)	(450,008)	(1.8)

		(5,969,496)

United States
10X Genomics, Inc., Class A	(1,088)	(45,337)	(0.2)
AAON, Inc.	(7,090)	(497,434)	(2.0)
Acadia Healthcare Co., Inc.	(475)	(39,016)	(0.2)
Accenture PLC, Class A	(10,359)	(3,769,433)	(14.8)
Advance Auto Parts, Inc.	(663)	(44,322)	(0.2)

27

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Advanced Micro Devices, Inc.	(54,692)	$(9,171,301)	(36.0)%
Aflac, Inc.	(122,904)	(10,365,723)	(40.7)
Agree Realty Corp.	(72,570)	(4,325,898)	(17.0)
Air Lease Corp., Class A	(3,195)	(133,583)	(0.5)
Air Products and Chemicals, Inc.	(11,908)	(3,044,995)	(11.9)
Airbnb, Inc., Class A	(10,683)	(1,539,848)	(6.0)
Albemarle Corp.	(29,093)	(3,338,131)	(13.1)
Alexandria Real Estate Equities, Inc.	(3,464)	(418,798)	(1.6)
Alight, Inc., Class A	(13,026)	(116,192)	(0.5)
Allison Transmission Holdings, Inc.	(9,043)	(547,463)	(2.1)
Ally Financial, Inc.	(8,696)	(318,969)	(1.3)
Alpha Metallurgical Resources, Inc.	(2,442)	(974,944)	(3.8)
Ameren Corp.	(39,131)	(2,722,344)	(10.7)
American Electric Power Co., Inc.	(22,545)	(1,761,666)	(6.9)
American Express Co.	(1,079)	(216,598)	(0.8)
Amkor Technology, Inc.	(6,045)	(191,385)	(0.8)
Amphenol Corp., Class A	(16,390)	(1,657,029)	(6.5)
Antero Midstream Corp.	(91,896)	(1,124,807)	(4.4)
Apellis Pharmaceuticals, Inc.	(7,266)	(459,865)	(1.8)
API Group Corp.	(77,797)	(2,452,161)	(9.6)
Apollo Global Management, Inc.	(14,096)	(1,415,238)	(5.6)
Apple Hospitality REIT, Inc.	(36,764)	(590,430)	(2.3)
Applied Industrial Technologies, Inc.	(1,120)	(197,635)	(0.8)
Aptiv PLC	(49,699)	(4,042,020)	(15.9)
Aramark	(111,619)	(3,245,881)	(12.7)
Asana, Inc., Class A	(1,854)	(32,297)	(0.1)
Aspen Technology, Inc.	(763)	(146,488)	(0.6)
Assurant, Inc.	(4,843)	(813,382)	(3.2)
ATI, Inc.	(31,586)	(1,290,920)	(5.1)
Avantor, Inc.	(1,308)	(30,071)	(0.1)
Avery Dennison Corp.	(5,026)	(1,002,436)	(3.9)
Avis Budget Group, Inc.	(12,917)	(2,114,642)	(8.3)
Ball Corp.	(1,206)	(66,873)	(0.3)
Bath & Body Works, Inc.	(974)	(41,551)	(0.2)
Baxter International, Inc.	(1,887)	(73,008)	(0.3)
Berry Global Group, Inc.	(194)	(12,699)	(0.0)
Bill Holdings, Inc.	(7,152)	(558,214)	(2.2)
BJ’s Wholesale Club Holdings, Inc.	(22,172)	(1,426,546)	(5.6)
Boeing Co.	(7,457)	(1,573,725)	(6.2)
BorgWarner, Inc.	(60,990)	(2,067,561)	(8.1)
Boston Scientific Corp.	(18,065)	(1,142,792)	(4.5)
Bright Horizons Family Solutions, Inc.	(796)	(78,207)	(0.3)
Broadcom, Inc.	(5,220)	(6,159,600)	(24.2)
Brown-Forman Corp., Class B	(6,702)	(367,940)	(1.4)
Brunswick Corp.	(4,272)	(344,665)	(1.4)
Burlington Stores, Inc.	(20,575)	(3,932,911)	(15.4)
BWX Technologies, Inc.	(28,489)	(2,321,284)	(9.1)
Cadence Bank	(2,752)	(73,258)	(0.3)
Campbell Soup Co.	(58,037)	(2,590,191)	(10.2)
Carvana Co., Class A	(6,295)	(271,063)	(1.1)
Casey’s General Stores, Inc.	(2,407)	(653,164)	(2.6)
Catalent, Inc.	(40,082)	(2,069,834)	(8.1)
Cava Group, Inc.	(29,139)	(1,363,705)	(5.3)
Cboe Global Markets, Inc.	(8,741)	(1,607,033)	(6.3)
Celanese Corp., Class A	(3,267)	(477,929)	(1.9)
Celsius Holdings, Inc.	(8,382)	(418,262)	(1.6)
CF Industries Holdings, Inc.	(29,307)	(2,212,972)	(8.7)
Charles Schwab Corp.	(63,369)	(3,987,177)	(15.6)
Chart Industries, Inc.	(1,209)	(141,114)	(0.6)
Chemours Co.	(1,738)	(52,435)	(0.2)
Cheniere Energy, Inc.	(13,376)	(2,193,530)	(8.6)
Chesapeake Energy Corp.	(13,030)	(1,004,743)	(3.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Chewy, Inc., Class A	(26,872)	$(478,859)	(1.9)%
Chipotle Mexican Grill, Inc.	(2,689)	(6,477,183)	(25.4)
Chord Energy Corp.	(13,178)	(2,026,249)	(7.9)
Chubb Ltd.	(56,931)	(13,948,095)	(54.7)
Churchill Downs, Inc.	(7,543)	(912,477)	(3.6)
Cisco Systems, Inc.	(383,650)	(19,251,557)	(75.5)
Coca-Cola Consolidated, Inc.	(404)	(348,002)	(1.4)
Coherent Corp.	(278)	(13,216)	(0.1)
Columbia Sportswear Co.	(750)	(59,445)	(0.2)
Commerce Bancshares, Inc.	(5,525)	(287,963)	(1.1)
Commercial Metals Co.	(8,198)	(428,100)	(1.7)
Conagra Brands, Inc.	(26,812)	(781,570)	(3.1)
Concentrix Corp.	(1,192)	(105,933)	(0.4)
Confluent, Inc., Class A	(14,109)	(315,477)	(1.2)
Consolidated Edison, Inc.	(3,298)	(299,788)	(1.2)
Constellation Energy Corp.	(13,134)	(1,602,348)	(6.3)
Cooper Cos., Inc.	(198)	(73,860)	(0.3)
Core & Main, Inc., Class A	(24,654)	(1,018,457)	(4.0)
Corteva, Inc.	(3,873)	(176,144)	(0.7)
CoStar Group, Inc.	(55,335)	(4,619,366)	(18.1)
Crane Co.	(16,662)	(2,067,921)	(8.1)
Crocs, Inc.	(6,909)	(701,125)	(2.7)
Crown Castle, Inc.	(16,086)	(1,741,309)	(6.8)
Crown Holdings, Inc.	(3,205)	(283,642)	(1.1)
Cummins, Inc.	(13,602)	(3,254,959)	(12.8)
CVS Health Corp.	(67,702)	(5,034,998)	(19.7)
Danaher Corp.	(854)	(204,883)	(0.8)
Darling Ingredients, Inc.	(15,075)	(652,747)	(2.6)
Diamondback Energy, Inc.	(10,163)	(1,562,460)	(6.1)
Dick’s Sporting Goods, Inc.	(25,035)	(3,731,967)	(14.6)
Digital Realty Trust, Inc.	(8,973)	(1,260,348)	(4.9)
Dillard’s, Inc., Class A	(143)	(55,380)	(0.2)
Discover Financial Services	(13,480)	(1,422,410)	(5.6)
Dollar General Corp.	(15,005)	(1,981,710)	(7.8)
Dollar Tree, Inc.	(15,268)	(1,994,306)	(7.8)
Dominion Energy, Inc.	(71,937)	(3,288,960)	(12.9)
DoorDash, Inc., Class A	(11,824)	(1,232,061)	(4.8)
Duke Energy Corp.	(44,282)	(4,243,544)	(16.6)
Duolingo, Inc., Class A	(5,691)	(1,018,063)	(4.0)
Dutch Bros, Inc., Class A	(13,344)	(358,286)	(1.4)
Dynatrace, Inc.	(595)	(33,915)	(0.1)
East West Bancorp, Inc.	(542)	(39,463)	(0.2)
elf Beauty, Inc.	(11,878)	(1,894,897)	(7.4)
Endeavor Group Holdings, Inc., Class A	(5,797)	(143,476)	(0.6)
Entegris, Inc.	(3,095)	(364,281)	(1.4)
EQT Corp.	(98,379)	(3,482,617)	(13.7)
Equifax, Inc.	(5,931)	(1,449,181)	(5.7)
Equitable Holdings, Inc.	(2,801)	(91,565)	(0.4)
Erie Indemnity Co., Class A	(38)	(13,142)	(0.1)
Estee Lauder Cos., Inc., Class A	(22,241)	(2,935,590)	(11.5)
Everest Group Ltd.	(339)	(130,505)	(0.5)
Evergy, Inc.	(37,280)	(1,892,706)	(7.4)
Eversource Energy	(20,249)	(1,097,901)	(4.3)
Exelon Corp.	(14,878)	(517,903)	(2.0)
Experian PLC	(5,531)	(230,378)	(0.9)
Extra Space Storage, Inc.	(24,482)	(3,536,180)	(13.9)
Fifth Third Bancorp	(153,014)	(5,239,199)	(20.5)
FirstEnergy Corp.	(15,769)	(578,407)	(2.3)
Five9, Inc.	(7,129)	(540,806)	(2.1)
FleetCor Technologies, Inc.	(4,086)	(1,184,654)	(4.6)
Floor & Decor Holdings, Inc., Class A	(9,752)	(980,661)	(3.8)
FMC Corp.	(37,522)	(2,108,736)	(8.3)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fortive Corp.	(16,252)	$(1,270,581)	(5.0)%
Freeport-McMoRan, Inc.	(149,771)	(5,944,411)	(23.3)
Gaming and Leisure Properties, Inc.	(5,103)	(232,952)	(0.9)
Garmin Ltd.	(615)	(73,486)	(0.3)
GE HealthCare, Inc.	(114,731)	(8,416,666)	(33.0)
Gen Digital, Inc.	(7,856)	(184,459)	(0.7)
Genuine Parts Co.	(21,097)	(2,958,432)	(11.6)
Glacier Bancorp, Inc.	(25,001)	(966,539)	(3.8)
Global Payments, Inc.	(7,603)	(1,012,948)	(4.0)
Globant SA	(1,406)	(331,549)	(1.3)
Globus Medical, Inc., Class A	(12,589)	(664,573)	(2.6)
Goldman Sachs Group, Inc.	(9,646)	(3,704,160)	(14.5)
Graphic Packaging Holding Co.	(233,927)	(5,967,478)	(23.4)
Hasbro, Inc.	(31,357)	(1,534,925)	(6.0)
HealthEquity, Inc.	(18,310)	(1,383,870)	(5.4)
Hilton Worldwide Holdings, Inc.	(6,970)	(1,330,991)	(5.2)
Howmet Aerospace, Inc.	(75,446)	(4,244,592)	(16.6)
Humana, Inc.	(166)	(62,758)	(0.2)
Hyatt Hotels Corp., Class A	(22,891)	(2,938,518)	(11.5)
Immunovant, Inc.	(5,548)	(202,003)	(0.8)
Ingersoll Rand, Inc.	(10,988)	(877,502)	(3.4)
Insight Enterprises, Inc.	(6,993)	(1,291,887)	(5.1)
Inspire Medical Systems, Inc.	(21,139)	(4,457,581)	(17.5)
Interactive Brokers Group, Inc., Class A	(6,014)	(533,742)	(2.1)
Intercontinental Exchange, Inc.	(238)	(30,305)	(0.1)
International Business Machines Corp.	(77,789)	(14,286,728)	(56.0)
International Flavors & Fragrances, Inc.	(18,937)	(1,527,837)	(6.0)
Interpublic Group of Cos., Inc.	(1,151)	(37,971)	(0.1)
Intra-Cellular Therapies, Inc.	(3,773)	(254,074)	(1.0)
Intuit, Inc.	(1,637)	(1,033,487)	(4.1)
J M Smucker Co.	(4,981)	(655,251)	(2.6)
Jabil, Inc.	(12,597)	(1,578,278)	(6.2)
Johnson & Johnson	(24,249)	(3,853,166)	(15.1)
Johnson Controls International PLC	(20,493)	(1,079,776)	(4.2)
KBR, Inc.	(6,041)	(314,797)	(1.2)
Kenvue, Inc.	(230,541)	(4,786,031)	(18.8)
Keurig Dr. Pepper, Inc.	(120,690)	(3,794,494)	(14.9)
Kinsale Capital Group, Inc.	(2,079)	(826,548)	(3.2)
KKR & Co., Inc., Class A	(2,990)	(258,874)	(1.0)
Knight-Swift Transportation Holdings, Inc.	(126)	(7,230)	(0.0)
Kraft Heinz Co.	(318,269)	(11,817,328)	(46.3)
Kroger Co.	(21,448)	(989,611)	(3.9)
L3Harris Technologies, Inc.	(45,182)	(9,416,832)	(36.9)
Laboratory Corp. of America Holdings	(6,587)	(1,464,290)	(5.7)
Lamb Weston Holdings, Inc.	(6,239)	(639,123)	(2.5)
Lantheus Holdings, Inc.	(4,530)	(235,243)	(0.9)
Las Vegas Sands Corp.	(29,580)	(1,447,054)	(5.7)
Levi Strauss & Co., Class A	(4,923)	(80,146)	(0.3)
Lincoln Electric Holdings, Inc.	(2,930)	(651,105)	(2.6)
Linde PLC	(4,274)	(1,730,243)	(6.8)
LKQ Corp.	(5,299)	(247,304)	(1.0)
Loews Corp.	(32,597)	(2,375,017)	(9.3)
LPL Financial Holdings, Inc.	(2,264)	(541,526)	(2.1)
Madison Square Garden Sports Corp., Class A	(5,286)	(978,439)	(3.8)
Marathon Digital Holdings, Inc.	(101,119)	(1,792,840)	(7.0)
Markel Group, Inc.	(4,829)	(7,231,089)	(28.4)
MarketAxess Holdings, Inc.	(9,948)	(2,243,373)	(8.8)
Marriott International, Inc., Class A	(5,138)	(1,231,733)	(4.8)
Marvell Technology, Inc.	(74,192)	(5,022,798)	(19.7)
Masimo Corp.	(10,705)	(1,380,303)	(5.4)
Matador Resources Co.	(4,075)	(223,677)	(0.9)
Match Group, Inc.	(40,045)	(1,536,927)	(6.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Mattel, Inc.	(17,447)	$(312,127)	(1.2)%
McDonald’s Corp.	(3,226)	(944,315)	(3.7)
Microchip Technology, Inc.	(42,822)	(3,647,578)	(14.3)
Mid-America Apartment Communities, Inc.	(26,878)	(3,396,842)	(13.3)
MKS Instruments, Inc.	(297)	(31,616)	(0.1)
Morgan Stanley	(68,579)	(5,982,832)	(23.5)
Mueller Industries, Inc.	(13,386)	(642,528)	(2.5)
Murphy Oil Corp.	(1,613)	(62,423)	(0.2)
National Storage Affiliates Trust	(576)	(21,514)	(0.1)
New Fortress Energy, Inc., Class A	(16,896)	(561,454)	(2.2)
NextEra Energy, Inc.	(165,240)	(9,688,021)	(38.0)
Norfolk Southern Corp.	(18,161)	(4,272,194)	(16.8)
Norwegian Cruise Line Holdings Ltd.	(29,491)	(524,940)	(2.1)
nVent Electric PLC	(19,741)	(1,185,250)	(4.6)
Occidental Petroleum Corp.	(30,068)	(1,731,015)	(6.8)
Okta, Inc., Class A	(2,580)	(213,237)	(0.8)
Omega Healthcare Investors, Inc.	(229,406)	(6,652,774)	(26.1)
Omnicom Group, Inc.	(45,602)	(4,121,509)	(16.2)
Onto Innovation, Inc.	(2,830)	(457,045)	(1.8)
Option Care Health, Inc.	(36,127)	(1,128,607)	(4.4)
Organon & Co.	(9,074)	(151,082)	(0.6)
Parsons Corp.	(4,035)	(262,880)	(1.0)
Paycom Software, Inc.	(1,011)	(192,333)	(0.8)
PayPal Holdings, Inc.	(24,902)	(1,527,738)	(6.0)
PepsiCo, Inc.	(3,535)	(595,754)	(2.3)
Performance Food Group Co.	(1,639)	(119,123)	(0.5)
Permian Resources Corp., Class A	(624,278)	(8,415,267)	(33.0)
PG&E Corp.	(399,679)	(6,742,585)	(26.4)
Philip Morris International, Inc.	(106,845)	(9,706,868)	(38.1)
Phillips 66	(10,695)	(1,543,395)	(6.1)
Pinnacle Financial Partners, Inc.	(4,891)	(432,267)	(1.7)
Planet Fitness, Inc., Class A	(51,690)	(3,502,514)	(13.7)
PNC Financial Services Group, Inc.	(11,739)	(1,775,054)	(7.0)
Polaris, Inc.	(6,820)	(613,527)	(2.4)
Primerica, Inc.	(2,711)	(634,808)	(2.5)
Procore Technologies, Inc.	(10,569)	(754,521)	(3.0)
Progressive Corp.	(16,085)	(2,867,151)	(11.2)
Prosperity Bancshares, Inc.	(572)	(36,557)	(0.1)
PTC, Inc.	(23,390)	(4,225,403)	(16.6)
Quanta Services, Inc.	(29,132)	(5,653,065)	(22.2)
Quest Diagnostics, Inc.	(19,199)	(2,465,728)	(9.7)
Rambus, Inc.	(8,778)	(601,556)	(2.4)
Raymond James Financial, Inc.	(1,084)	(119,435)	(0.5)
RBC Bearings, Inc.	(4,447)	(1,194,197)	(4.7)
Republic Services, Inc.	(178)	(30,459)	(0.1)
Revvity, Inc.	(8,683)	(930,644)	(3.7)
Robinhood Markets, Inc., Class A	(2,145)	(23,037)	(0.1)
Roivant Sciences Ltd.	(58,229)	(582,290)	(2.3)
Ross Stores, Inc.	(26,835)	(3,764,414)	(14.8)
RTX Corp.	(78,098)	(7,116,290)	(27.9)
Ryan Specialty Holdings, Inc., Class A	(9,555)	(413,923)	(1.6)
Ryman Hospitality Properties, Inc.	(400)	(43,960)	(0.2)
Science Applications International Corp.	(2,835)	(361,916)	(1.4)
Seagate Technology Holdings PLC	(6,221)	(533,015)	(2.1)
SeaWorld Entertainment, Inc.	(753)	(37,198)	(0.1)
Selective Insurance Group, Inc.	(3,510)	(368,059)	(1.4)
SharkNinja, Inc.	(80,120)	(3,743,206)	(14.7)
Sherwin-Williams Co.	(221)	(67,268)	(0.3)
Shift4 Payments, Inc., Class A	(20,294)	(1,457,312)	(5.7)
Shockwave Medical, Inc.	(2,028)	(458,835)	(1.8)
Simpson Manufacturing Co., Inc.	(155)	(28,053)	(0.1)
SLM Corp.	(2,070)	(41,152)	(0.2)

29

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Snowflake, Inc., Class A	(5,501)	$(1,076,216)	(4.2)%
SolarEdge Technologies, Inc.	(4,602)	(306,033)	(1.2)
Southern Co.	(9,404)	(653,766)	(2.6)
SouthState Corp.	(68,412)	(5,685,037)	(22.3)
STAG Industrial, Inc.	(2,748)	(101,511)	(0.4)
Starbucks Corp.	(12,263)	(1,140,827)	(4.5)
State Street Corp.	(3,941)	(291,122)	(1.1)
Stifel Financial Corp.	(819)	(59,746)	(0.2)
Sun Communities, Inc.	(4,759)	(596,541)	(2.3)
Super Micro Computer, Inc.	(12,562)	(6,652,961)	(26.1)
Swiss Re AG	(38,886)	(4,424,321)	(17.4)
Take-Two Interactive Software, Inc.	(18,049)	(2,976,822)	(11.7)
Tapestry, Inc.	(12,241)	(474,828)	(1.9)
Target Corp.	(3,565)	(495,820)	(1.9)
Teledyne Technologies, Inc.	(568)	(237,691)	(0.9)
Teleflex, Inc.	(6,789)	(1,648,573)	(6.5)
Tenable Holdings, Inc.	(24,965)	(1,175,851)	(4.6)
Tesla, Inc.	(4,153)	(777,815)	(3.1)
Texas Instruments, Inc.	(20,336)	(3,256,200)	(12.8)
Texas Pacific Land Corp.	(118)	(172,437)	(0.7)
Thor Industries, Inc.	(652)	(73,689)	(0.3)
TKO Group Holdings, Inc., Class A	(28,457)	(2,381,566)	(9.3)
Toro Co.	(7,613)	(704,050)	(2.8)
Tradeweb Markets, Inc., Class A	(26,557)	(2,533,272)	(9.9)
Trimble, Inc.	(4,208)	(214,019)	(0.8)
U.S. Bancorp	(150,888)	(6,267,888)	(24.6)
UDR, Inc.	(40,408)	(1,455,496)	(5.7)
U-Haul Holding Co.	(5,006)	(319,733)	(1.3)
Union Pacific Corp.	(6,491)	(1,583,350)	(6.2)
United Bankshares, Inc.	(36,129)	(1,295,225)	(5.1)
United Rentals, Inc.	(14,795)	(9,252,793)	(36.3)
UnitedHealth Group, Inc.	(14,577)	(7,459,634)	(29.3)
Universal Health Services, Inc., Class B	(718)	(114,026)	(0.4)
Valaris Ltd.	(20,499)	(1,268,273)	(5.0)
Valley National Bancorp	(45,055)	(433,429)	(1.7)
Ventas, Inc.	(36,441)	(1,690,498)	(6.6)
Veralto Corp.	(70,057)	(5,372,671)	(21.1)
VICI Properties, Inc.	(39,435)	(1,187,782)	(4.7)
Vontier Corp.	(249)	(8,613)	(0.0)
Voya Financial, Inc.	(28,127)	(2,035,551)	(8.0)
W.R. Berkley Corp.	(376)	(30,787)	(0.1)
Walgreens Boots Alliance, Inc.	(243,109)	(5,486,970)	(21.5)
Webster Financial Corp.	(10,665)	(527,704)	(2.1)
Welltower, Inc.	(16,513)	(1,428,540)	(5.6)
Western Alliance Bancorp	(1,196)	(76,496)	(0.3)
Whirlpool Corp.	(1,276)	(139,748)	(0.5)
Wolfspeed, Inc.	(6,612)	(215,221)	(0.8)
WP Carey, Inc.	(132,077)	(8,183,491)	(32.1)
Wyndham Hotels & Resorts, Inc.	(26,979)	(2,102,473)	(8.2)
Wynn Resorts Ltd.	(29,133)	(2,751,029)	(10.8)
Xcel Energy, Inc.	(5,448)	(326,172)	(1.3)
XPO, Inc.	(3,564)	(304,508)	(1.2)
Zebra Technologies Corp., Class A	(2,200)	(527,010)	(2.1)
ZoomInfo Technologies, Inc., CLass A	(31,737)	(509,061)	(2.0)

		(579,647,996)

Total Reference Entity — Short		(711,368,754)

Net Value of Reference Entity — Barclays Bank PLC		$25,497,952

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 12/24/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Adbri Ltd.	366,630	$730,856	(944.7)%
IRESS Ltd.	325,492	1,731,372	(2,238.1)
Magellan Financial Group Ltd.	147,637	866,880	(1,120.6)
Metcash Ltd.	67,093	159,820	(206.6)
SmartGroup Corp. Ltd.	39,890	252,144	(325.9)

		3,741,072

Belgium
Etablissements Franz Colruyt NV	80,012	3,682,474	(4,760.1)
Fagron	9,562	173,425	(224.2)

		3,855,899

Canada
AbCellera Biologics, Inc.	129,279	660,616	(853.9)
ADENTRA, Inc.	4,087	96,057	(124.2)
Birchcliff Energy Ltd.	1,369,776	5,183,138	(6,699.9)
Canada Goose Holdings, Inc.	30,914	369,634	(477.8)
Canadian Solar, Inc.	2,058	45,482	(58.8)
CI Financial Corp.	27,419	333,484	(431.1)
Extendicare, Inc.	3,690	19,377	(25.1)
First Majestic Silver Corp.	82,650	382,406	(494.3)
International Petroleum Corp.	54,007	592,901	(766.4)
InterRent Real Estate Investment Trust	102	1,019	(1.3)
Paramount Resources Ltd., Class A	2,600	51,112	(66.1)
Torex Gold Resources, Inc.	61,571	631,196	(815.9)
Wajax Corp.	1,210	28,576	(36.9)

		8,394,998

France
ARGAN SA	8,514	759,434	(981.7)
Elior Group SA	101,727	296,074	(382.7)
Eramet SA	1,180	81,406	(105.2)
SPIE SA	85,074	2,832,556	(3,661.5)

		3,969,470

Iraq
Gulf Keystone Petroleum Ltd.	49,218	65,378	(84.5)

Ireland
Cimpress PLC	22,542	1,695,609	(2,191.8)

Italy
Ferrari NV	15,103	5,224,430	(6,753.3)

Japan
Aica Kogyo Co. Ltd.	4,700	108,628	(140.4)
Benefit One, Inc.	113,000	1,603,698	(2,073.0)
Cellebrite Di Ltd.	115,759	1,046,461	(1,352.7)
Earth Corp.	15,300	467,702	(604.6)
Fujitsu General Ltd.	54,800	798,694	(1,032.4)
Furuno Electric Co. Ltd.	6,400	91,776	(118.6)
Hakuhodo DY Holdings, Inc.	214,900	1,641,680	(2,122.1)
Hitachi Zosen Corp.	66,400	407,878	(527.2)
Hosokawa Micron Corp.	2,800	86,831	(112.2)
Hulic REIT, Inc.	1,133	1,186,399	(1,533.6)
INFRONEER Holdings, Inc.	248,000	2,577,531	(3,331.8)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Iwatani Corp.	8,700	$386,656	(499.8)%
Kanamoto Co. Ltd.	3,800	72,259	(93.4)
Keikyu Corp.	58,400	507,017	(655.4)
Kusuri no Aoki Holdings Co. Ltd.	17,600	378,328	(489.0)
Kyushu Financial Group, Inc.	94,700	599,352	(774.8)
Medipal Holdings Corp.	24,700	391,879	(506.6)
Nabtesco Corp.	58,500	1,117,872	(1,445.0)
Nextage Co. Ltd.	7,600	114,029	(147.4)
Nichiha Corp.	15,100	301,549	(389.8)
Nippon Shokubai Co. Ltd.	56,000	2,094,585	(2,707.5)
Nishimoto Co. Ltd.	1,100	46,076	(59.6)
OBIC Business Consultants Co. Ltd.	2,400	115,583	(149.4)
Optorun Co. Ltd.	14,800	169,959	(219.7)
Pasona Group, Inc.	14,600	264,678	(342.1)
Persol Holdings Co. Ltd.	2,999,700	4,741,543	(6,129.1)
Pola Orbis Holdings, Inc.	53,600	551,725	(713.2)
RENOVA, Inc.	28,200	240,904	(311.4)
Sakata INX Corp.	2,900	27,819	(36.0)
San-A Co. Ltd.	47,000	1,444,823	(1,867.6)
Sanken Electric Co.Ltd	9,500	434,444	(561.6)
Sanwa Holdings Corp.	61,200	929,554	(1,201.6)
Sanyo Special Steel Co. Ltd.	26,200	447,950	(579.0)
Shikoku Electric Power Co., Inc.	71,900	505,284	(653.2)
Shionogi & Co. Ltd.	10,300	309,273	(399.8)
Ship Healthcare Holdings, Inc.	133,500	2,014,509	(2,604.0)
Sumitomo Rubber Industries Ltd.	507,500	5,847,372	(7,558.6)
Takara Standard Co. Ltd.	6,000	71,270	(92.1)
Takasago Thermal Engineering Co. Ltd.	19,900	457,128	(590.9)
Toda Corp.	45,100	282,642	(365.4)
Token Corp.	7,000	446,621	(577.3)
TV Asahi Holdings Corp.	47,400	561,634	(726.0)
UACJ Corp.	49,800	1,367,656	(1,767.9)
Zeon Corp.	159,700	1,440,775	(1,862.4)
Zuora, Inc.	1,600	43,470	(56.2)

		38,743,496

Netherlands
Aalberts NV	8,378	335,250	(433.4)
SBM Offshore NV	80,448	1,031,711	(1,333.6)

		1,366,961

Singapore
Kulicke & Soffa Industries, Inc.	20,143	1,013,596	(1,310.2)

Spain
Atlantica Sustainable Infrastructure PLC	79,105	1,517,234	(1,961.3)
Unicaja Banco SA	21,458	20,659	(26.7)

		1,537,893

Sweden
Scandic Hotels Group AB	73,507	336,829	(435.4)

Ukraine
Ferrexpo PLC	19,948	22,004	(28.4)

United Kingdom
AJ Bell PLC	79,770	320,620	(414.4)
Capita PLC	124,865	30,248	(39.1)
Currys PLC	249,875	156,988	(202.9)
Dowlais Group PLC	18,732	21,398	(27.7)
Dunelm Group PLC	25,027	345,181	(446.2)
Games Workshop Group PLC	9,067	1,141,405	(1,475.4)
Greggs PLC	225,978	7,633,164	(9,866.9)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Hammerson PLC	628,311	$214,904	(277.8)%
Hollywood Bowl Group PLC	15,161	57,609	(74.5)
Indivior PLC	46,615	821,542	(1,062.0)
International Distributions Services PLC	767,620	2,699,639	(3,489.7)
Serica Energy PLC	391,958	1,050,238	(1,357.6)

		14,492,936

United States
1-800-Flowers.com, Inc., Class A	2,167	22,537	(29.1)
Accel Entertainment, Inc., Class A	89,977	922,264	(1,192.2)
ACM Research, Inc., Class A	14,887	256,354	(331.4)
Acushnet Holdings Corp.	14,635	926,981	(1,198.3)
Addus HomeCare Corp.	3,110	269,326	(348.1)
Advanced Energy Industries, Inc.	1,632	170,022	(219.8)
Agilysys, Inc.	3,088	258,496	(334.1)
Alarm.com Holdings, Inc.	9,432	573,654	(741.5)
Albany International Corp., Class A	504	44,811	(57.9)
Alexander & Baldwin, Inc.	3,895	67,461	(87.2)
Alexander’s, Inc.	1,035	227,483	(294.1)
Alkami Technology, Inc.	36,874	907,838	(1,173.5)
Amalgamated Financial Corp.	998	26,507	(34.3)
Ambac Financial Group, Inc.	11,808	191,880	(248.0)
Ambarella, Inc.	20,197	1,061,554	(1,372.2)
American Assets Trust, Inc.	35,009	785,252	(1,015.0)
American Vanguard Corp.	15,910	173,737	(224.6)
AMN Healthcare Services, Inc.	34,395	2,545,574	(3,290.5)
Amplitude, Inc., Class A	75,749	981,707	(1,269.0)
Anywhere Real Estate, Inc.	49,197	350,283	(452.8)
Apogee Enterprises, Inc.	4,409	232,839	(301.0)
Appian Corp., Class A	10,111	329,922	(426.5)
Archrock, Inc.	15,773	257,731	(333.2)
Argan, Inc.	40,440	1,792,705	(2,317.3)
Arlo Technologies, Inc.	57,698	512,358	(662.3)
AtriCure, Inc.	10,957	373,195	(482.4)
Avangrid, Inc.	20,541	624,036	(806.7)
Badger Meter, Inc.	1,754	252,558	(326.5)
Banc of California, Inc.	53,613	738,787	(955.0)
Bandwidth, Inc., Class A	80,034	1,107,671	(1,431.8)
Beazer Homes USA, Inc.	66,982	2,126,678	(2,749.0)
Benchmark Electronics, Inc.	1,194	32,381	(41.9)
BigCommerce Holdings, Inc.	17,424	142,528	(184.2)
Black Hills Corp.	28,405	1,470,243	(1,900.5)
Blackbaud, Inc.	6,500	525,980	(679.9)
Blue Bird Corp.	32,799	955,435	(1,235.0)
BlueLinx Holdings, Inc.	24,174	2,788,229	(3,604.2)
Brighthouse Financial, Inc.	75,827	3,925,564	(5,074.3)
Brightsphere Investment Group, Inc.	51,317	1,135,132	(1,467.3)
Cactus, Inc., Class A	28,977	1,229,784	(1,589.7)
Cargurus, Inc., Class A	10,381	241,254	(311.9)
Cavco Industries, Inc.	2,301	763,748	(987.3)
Century Aluminum Co.	1,890	21,074	(27.2)
Century Communities, Inc.	19,213	1,665,767	(2,153.2)
Cerence, Inc.	3,146	62,983	(81.4)
Cheesecake Factory, Inc.	7,477	256,984	(332.2)
Chegg, Inc.	160,236	1,578,325	(2,040.2)
Clear Secure, Inc., Class A	158,906	3,023,981	(3,908.9)
Clearwater Analytics Holdings, Inc., Class A	60,809	1,146,250	(1,481.7)
Columbus McKinnon Corp./New York	66,349	2,592,255	(3,350.9)
CommVault Systems, Inc.	2,488	228,100	(294.9)
Comstock Resources, Inc.	69,774	544,935	(704.4)
Construction Partners, Inc., Class A	17,387	791,109	(1,022.6)

31

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Corcept Therapeutics, Inc.	95,252	$2,009,817	(2,598.0)%
Couchbase, Inc.	14,860	371,500	(480.2)
Coursera, Inc.	374,485	7,167,643	(9,265.2)
Cracker Barrel Old Country Store, Inc.	33,506	2,591,689	(3,350.1)
Credo Technology Group Holding Ltd.	35,469	727,469	(940.4)
CSG Systems International, Inc.	21,859	1,099,726	(1,421.6)
Customers Bancorp, Inc.	8,398	448,789	(580.1)
Dana, Inc.	25,870	350,797	(453.5)
Delek U.S. Holdings, Inc.	71,991	1,945,917	(2,515.4)
Deluxe Corp.	5,733	108,411	(140.1)
Diebold Nixdorf, Inc.	21,990	668,496	(864.1)
Dime Community Bancshares, Inc.	1,009	23,015	(29.8)
Diodes, Inc.	3,331	224,243	(289.9)
Donnelley Financial Solutions, Inc.	15,643	971,743	(1,256.1)
Dream Finders Homes, Inc., Class A	28,147	925,192	(1,195.9)
Driven Brands Holdings, Inc.	96,301	1,262,506	(1,632.0)
Encore Wire Corp.	1,924	433,862	(560.8)
EnerSys	21,817	2,085,051	(2,695.2)
Enovis Corp.	77,720	4,562,164	(5,897.2)
Esab Corp.	35,334	3,038,371	(3,927.5)
Ethan Allen Interiors, Inc.	7,628	222,204	(287.2)
Eventbrite, Inc., Class A	217,968	1,824,392	(2,358.3)
Everbridge, Inc.	12,079	270,086	(349.1)
Everi Holdings, Inc.	281,340	2,928,749	(3,785.8)
eXp World Holdings, Inc.	139,205	1,723,358	(2,227.7)
Exponent, Inc.	2,223	196,046	(253.4)
Federated Hermes, Inc., Class B	14,256	498,390	(644.2)
Figs, Inc., Class A	113,809	655,540	(847.4)
First Financial Bankshares, Inc.	1,614	50,405	(65.2)
First Foundation, Inc.	71,910	684,583	(884.9)
Forestar Group, Inc.	2,292	71,648	(92.6)
Forward Air Corp.	62,671	2,778,205	(3,591.2)
Franklin Covey Co.	5,205	210,490	(272.1)
Frontdoor, Inc.	80,193	2,627,123	(3,395.9)
Fulgent Genetics, Inc.	85,095	2,092,486	(2,704.8)
Genesco, Inc.	5,184	144,012	(186.2)
Gibraltar Industries, Inc.	2,304	186,440	(241.0)
GMS, Inc.	6,810	573,130	(740.9)
Grand Canyon Education, Inc.	21,407	2,795,540	(3,613.6)
Granite Construction, Inc.	928	41,862	(54.1)
Green Brick Partners, Inc.	2,511	130,999	(169.3)
Griffon Corp.	9,308	542,284	(701.0)
Group 1 Automotive, Inc.	5,339	1,388,460	(1,794.8)
Guardant Health, Inc.	162,052	3,553,800	(4,593.8)
Guess?, Inc.	28,291	632,021	(817.0)
Gulfport Energy Corp.	1,297	164,589	(212.8)
Hanesbrands, Inc.	218,373	982,679	(1,270.3)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,621	38,564	(49.8)
Hawaiian Electric Industries, Inc.	15,949	206,859	(267.4)
Health Catalyst, Inc.	9,280	90,666	(117.2)
Healthcare Services Group, Inc.	14,371	135,662	(175.4)
Helen of Troy Ltd.	29,640	3,393,780	(4,386.9)
Hims & Hers Health, Inc., Class A	5,938	50,948	(65.9)
Hudson Pacific Properties, Inc.	33,048	270,663	(349.9)
Huron Consulting Group, Inc.	1,717	177,761	(229.8)
Hyster-Yale Materials Handling, Inc., Class A	23,303	1,531,473	(1,979.6)
IES Holdings, Inc.	298	24,424	(31.6)
Infinera Corp.	4,644	22,941	(29.7)
Informatica, Inc., Class A	13,175	395,250	(510.9)
Innoviva, Inc.	5,155	83,511	(108.0)
Insperity, Inc.	12,131	1,391,304	(1,798.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Intapp, Inc.	17,888	$770,615	(996.1)%
Integral Ad Science Holding Corp.	166,364	2,420,596	(3,129.0)
Inter Parfums, Inc.	3,856	536,562	(693.6)
International Money Express, Inc.	1,192	24,555	(31.7)
International Seaways, Inc.	5,460	292,874	(378.6)
Invesco Mortgage Capital, Inc.	7,859	69,238	(89.5)
Itron, Inc.	14,138	1,019,915	(1,318.4)
Janus International Group, Inc.	11,544	163,348	(211.2)
JELD-WEN Holding, Inc.	123,998	2,306,363	(2,981.3)
JetBlue Airways Corp.	418,509	2,222,283	(2,872.6)
John Wiley & Sons, Inc., Class A	39,897	1,350,114	(1,745.2)
Kadant, Inc.	9,677	2,767,622	(3,577.5)
Kforce, Inc.	7,353	502,578	(649.7)
Knife River Corp.	4,192	274,534	(354.9)
Kodiak Gas Services, Inc.	145,551	3,408,804	(4,406.4)
Kohl’s Corp.	211,550	5,449,528	(7,044.3)
Korn Ferry	13,934	817,508	(1,056.7)
Leggett & Platt, Inc.	276,566	6,419,097	(8,297.6)
LendingClub Corp.	9,061	81,730	(105.6)
LivaNova PLC	68,044	3,312,382	(4,281.7)
LiveRamp Holdings, Inc.	9,404	371,270	(479.9)
Lovesac Co.	5,802	134,374	(173.7)
Lumentum Holdings, Inc.	9,632	529,182	(684.0)
M/I Homes, Inc.	32,517	4,143,316	(5,355.8)
Manitowoc Co., Inc.	42,661	686,842	(887.8)
ManpowerGroup, Inc.	17,167	1,272,761	(1,645.2)
Marcus Corp.	114,417	1,553,783	(2,008.5)
Marriott Vacations Worldwide Corp.	100,703	8,447,975	(10,920.2)
Masonite International Corp.	56,280	5,180,574	(6,696.6)
Masterbrand, Inc.	2,307	32,459	(42.0)
MaxLinear, Inc.	40,440	841,961	(1,088.4)
Medical Properties Trust, Inc.	1,801,410	5,584,371	(7,218.6)
Methode Electronics, Inc.	34,608	718,462	(928.7)
MGP Ingredients, Inc.	276	23,446	(30.3)
MillerKnoll, Inc.	34,999	930,623	(1,203.0)
Minerals Technologies, Inc.	17,480	1,142,318	(1,476.6)
Model N, Inc.	8,512	229,398	(296.5)
Montrose Environmental Group, Inc.	991	28,947	(37.4)
Moog, Inc., Class A	702	98,140	(126.9)
Mr. Cooper Group, Inc.	31,409	2,115,710	(2,734.9)
N-able, Inc.	19,790	256,874	(332.0)
Nabors Industries Ltd.	23,767	2,010,213	(2,598.5)
National Fuel Gas Co.	592	27,919	(36.1)
National Research Corp., Class A	8,047	317,052	(409.8)
NCR Voyix Corp.	163,000	2,396,100	(3,097.3)
NETGEAR, Inc.	21,389	303,724	(392.6)
NetScout Systems, Inc.	85,613	1,841,536	(2,380.4)
New Jersey Resources Corp.	5,646	230,526	(298.0)
NMI Holdings, Inc., Class A	17,713	565,399	(730.9)
Nordstrom, Inc.	89,407	1,622,737	(2,097.6)
Novocure Ltd.	110,687	1,540,763	(1,991.7)
NOW, Inc.	2,296	23,167	(29.9)
Nu Skin Enterprises, Inc., Class A	6,189	114,868	(148.5)
Oceaneering International, Inc.	4,743	98,560	(127.4)
OceanFirst Financial Corp.	70,071	1,207,323	(1,560.6)
Olo, Inc., Class A	34,294	177,300	(229.2)
Omnicell, Inc.	36,571	1,176,489	(1,520.8)
ON24, Inc.	80,339	614,593	(794.4)
OPENLANE, Inc.	26,848	378,020	(488.6)
Orion Office REIT, Inc.	16,902	86,876	(112.3)
Orthofix Medical, Inc.	72,648	1,009,081	(1,304.4)
OSI Systems, Inc.	611	78,226	(101.1)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Owens & Minor, Inc.	15,742	$310,275	(401.1)%
Pacific Biosciences of California, Inc.	37,777	245,928	(317.9)
Pactiv Evergreen, Inc.	120,595	1,760,687	(2,275.9)
Palomar Holdings, Inc.	437	26,163	(33.8)
Park Hotels & Resorts, Inc.	54,302	818,874	(1,058.5)
Pegasystems, Inc.	61,704	3,007,453	(3,887.6)
Perella Weinberg Partners, Class A	10,122	118,934	(153.7)
PetIQ, Inc., Class A	5,476	98,404	(127.2)
PRA Group, Inc.	20,838	474,481	(613.3)
Premier Financial Corp.	2,968	62,002	(80.1)
Prestige Consumer Healthcare, Inc.	2,943	181,112	(234.1)
PriceSmart, Inc.	19,985	1,519,260	(1,963.9)
Privia Health Group, Inc.	1,208	24,353	(31.5)
PROG Holdings, Inc.	202,966	6,218,878	(8,038.8)
Progress Software Corp.	15,897	903,109	(1,167.4)
Proto Labs, Inc.	6,684	241,226	(311.8)
PubMatic, Inc., Class A	12,498	189,720	(245.2)
Q2 Holdings, Inc.	46,910	1,996,020	(2,580.1)
Rapid7, Inc.	6,522	358,906	(463.9)
RE/MAX Holdings, Inc., Class A	5,224	56,054	(72.5)
Redfin Corp.	5,170	42,187	(54.5)
REV Group, Inc.	1,704	33,262	(43.0)
Revolve Group, Inc., Class A	28,592	412,011	(532.6)
Seaboard Corp.	95	342,285	(442.5)
SEMrush Holdings, Inc., Class A	101,327	1,169,314	(1,511.5)
Semtech Corp.	40,378	801,100	(1,035.5)
Shyft Group, Inc.	32,945	356,794	(461.2)
SMART Global Holdings, Inc.	64,930	1,275,875	(1,649.2)
SolarWinds Corp.	46,377	548,176	(708.6)
Sonic Automotive, Inc., Class A	878	44,392	(57.4)
Sonos, Inc.	276,755	4,311,843	(5,573.7)
Sphere Entertainment Co., Class A	47,905	1,694,879	(2,190.9)
Squarespace, Inc., Class A	41,927	1,299,737	(1,680.1)
Supernus Pharmaceuticals, Inc.	7,001	193,788	(250.5)
Tandem Diabetes Care, Inc.	8,416	191,885	(248.0)
Teladoc Health, Inc.	295,746	5,746,345	(7,428.0)
Tennant Co.	19,748	1,866,581	(2,412.8)
Terex Corp.	43,378	2,664,711	(3,444.5)
TripAdvisor, Inc.	30,983	669,233	(865.1)
Tronox Holdings PLC	47,860	659,989	(853.1)
TTEC Holdings, Inc.	26,993	550,117	(711.1)
TTM Technologies, Inc.	188,437	2,621,159	(3,388.2)
Universal Technical Institute, Inc.	46,885	662,016	(855.7)
Upbound Group, Inc.	136,060	4,517,192	(5,839.1)
Upstart Holdings, Inc.	5,819	184,811	(238.9)
Upwork, Inc.	206,278	2,828,071	(3,655.7)
Veeco Instruments, Inc.	31,988	1,019,777	(1,318.2)
Veradigm, Inc.	9,724	88,780	(114.8)
Verra Mobility Corp., Class A	56,346	1,347,233	(1,741.5)
Viad Corp.	7,535	249,107	(322.0)
Viasat, Inc.	78,576	1,746,744	(2,257.9)
Viavi Solutions, Inc.	364,844	3,586,417	(4,635.9)
Vicor Corp.	26,927	1,014,340	(1,311.2)
Victoria’s Secret & Co.	1,371	35,715	(46.2)
Victory Capital Holdings, Inc., Class A	68,111	2,297,384	(2,969.7)
Vishay Precision Group, Inc.	3,647	116,266	(150.3)
Vita Coco Co., Inc.	32,524	640,398	(827.8)
Vital Farms, Inc.	20,461	294,229	(380.3)
Wabash National Corp.	4,126	104,388	(134.9)
Watts Water Technologies, Inc., Class A	1,964	388,892	(502.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Weave Communications, Inc.	68,277	$856,194	(1,106.8)%
Winnebago Industries, Inc.	9,335	613,496	(793.0)
Wolverine World Wide, Inc.	2,329	19,470	(25.2)
World Kinect Corp.	122,363	2,761,733	(3,569.9)
Xponential Fitness, Inc., Class A	59,659	659,829	(852.9)
Yelp, Inc.	28,832	1,260,823	(1,629.8)
ZipRecruiter, Inc., Class A	13,915	193,697	(250.4)
Zumiez, Inc.	3,782	64,937	(83.9)
Zuora, Inc., Class A	29,150	266,431	(344.4)

		269,313,346

Total Reference Entity — Long		353,773,917

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(13,285)	(110,008)	142.2
Altium Ltd.	(668)	(21,627)	28.0
ARB Corp. Ltd.	(22,147)	(484,952)	626.9
Bellevue Gold Ltd.	(841,108)	(728,884)	942.2
Brickworks Ltd.	(8,132)	(155,479)	201.0
Capricorn Metals Ltd.	(7,065)	(21,097)	27.3
Chalice Mining Ltd.	(496,399)	(357,600)	462.2
Champion Iron Ltd.	(68,115)	(374,495)	484.1
Corporate Travel Management Ltd.	(36,647)	(485,609)	627.7
Costa Group Holdings Ltd.	(101,990)	(212,554)	274.8
De Grey Mining Ltd.	(91,477)	(73,226)	94.6
GUD Holdings Ltd.	(29,111)	(231,451)	299.2
Karoon Energy Ltd.	(18,768)	(23,800)	30.8
Kelsian Group Ltd.	(148,111)	(690,006)	891.9
Lovisa Holdings Ltd.	(111,035)	(1,655,546)	2,140.0
Megaport Ltd.	(24,794)	(202,931)	262.3
Neuren Pharmaceuticals Ltd.	(4,201)	(64,470)	83.3
Nine Entertainment Co. Holdings Ltd.	(368,005)	(472,946)	611.3
PEXA Group Ltd.	(19,075)	(142,780)	184.6
Ramelius Resources Ltd.	(876,922)	(912,319)	1,179.3
Red 5 Ltd.	(1,308,133)	(268,885)	347.6
Sayona Mining Ltd.	(4,942,986)	(127,238)	164.5
Strike Energy Ltd.	(72,186)	(20,264)	26.2
Webjet Ltd.	(6,836)	(33,222)	42.9

		(7,871,389)

Canada
Cineplex, Inc.	(4,038)	(24,712)	31.9
Teekay Tankers Ltd., Class A	(28,725)	(1,796,748)	2,322.6

		(1,821,460)

Cayman Islands
Consolidated Water Co. Ltd., Ordinary Shares	(1,932)	(61,689)	79.7

China
indie Semiconductor, Inc., Class A	(10,308)	(62,569)	80.9

Costa Rica
Establishment Labs Holdings, Inc.	(1,746)	(67,221)	86.9

Germany
Hamburger Hafen und Logistik AG	(3,025)	(54,913)	71.0

Ghana
Tullow Oil PLC	(98,469)	(38,703)	50.0

33

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Indonesia
Nickel Industries Ltd.	(5,295,101)	$(2,717,057)	3,512.2%

Italy
Ermenegildo Zegna NV	(10,860)	(132,383)	171.1
Stevanato Group SpA	(1,525)	(48,404)	62.6

		(180,787)

Japan
Advance Logistics Investment Corp.	(56)	(48,453)	62.6
Advance Residence Investment Corp.	(315)	(689,509)	891.3
Aeon Fantasy Co. Ltd.	(15,700)	(267,943)	346.4
AEON REIT Investment Corp.	(34)	(31,844)	41.2
Amvis Holdings, Inc.	(5,000)	(91,575)	118.4
Anycolor, Inc.	(19,900)	(502,088)	649.0
Arata Corp.	(1,600)	(35,307)	45.6
Arclands Corp.	(46,600)	(530,596)	685.9
Ariake Japan Co. Ltd.	(12,900)	(411,598)	532.0
Asahi Yukizai Corp.	(5,800)	(160,514)	207.5
Atom Corp.	(23,700)	(149,709)	193.5
Autobacs Seven Co. Ltd.	(8,100)	(87,534)	113.1
Calbee, Inc.	(60,900)	(1,273,019)	1,645.6
Chikaranomoto Holdings Co. Ltd.	(1,800)	(17,460)	22.6
Chiyoda Corp.	(172,000)	(392,432)	507.3
Comforia Residential REIT, Inc.	(948)	(1,975,073)	2,553.1
Cover Corp.	(21,400)	(409,212)	529.0
CUC, Inc.	(5,900)	(105,644)	136.6
CYBERDYNE, Inc.	(106,000)	(146,436)	189.3
Daido Steel Co. Ltd.	(184,800)	(1,914,834)	2,475.2
Daiei Kankyo Co. Ltd.	(25,100)	(424,443)	548.6
Daikoku Denki Co. Ltd.	(8,400)	(211,513)	273.4
Daiwa Office Investment Corp.	(75)	(317,753)	410.7
DeNA Co. Ltd.	(262,100)	(2,631,271)	3,401.3
Descente Ltd.	(3,800)	(87,212)	112.7
Dexerials Corp.	(17,500)	(501,276)	648.0
Eagle Industry Co. Ltd.	(56,500)	(650,678)	841.1
Enplas Corp.	(5,000)	(403,352)	521.4
First Bank of Toyama Ltd.	(30,200)	(170,256)	220.1
Fuji Media Holdings, Inc.	(186,100)	(2,192,340)	2,833.9
Fuji Oil Holdings, Inc.	(7,200)	(115,077)	148.8
Fukuyama Transporting Co. Ltd.	(2,800)	(76,975)	99.5
Fuso Chemical Co. Ltd.	(8,800)	(246,498)	318.6
giftee, Inc.	(127,400)	(1,389,909)	1,796.7
Globeride, Inc.	(16,500)	(230,882)	298.4
GMO Financial Holdings, Inc.	(6,000)	(30,482)	39.4
Godo Steel Ltd.	(5,200)	(180,845)	233.8
GungHo Online Entertainment, Inc.	(75,400)	(1,260,705)	1,629.6
Hakuto Co. Ltd.	(40,600)	(1,670,989)	2,160.0
Hankyu Hanshin REIT, Inc.	(24)	(23,627)	30.5
Hirata Corp.	(6,100)	(277,432)	358.6
HIS Co. Ltd.	(37,600)	(454,060)	586.9
Hisamitsu Pharmaceutical Co., Inc.	(1,700)	(48,167)	62.3
Hoshino Resorts REIT, Inc.	(72)	(249,714)	322.8
House Foods Group, Inc.	(2,700)	(59,083)	76.4
Idec Corp.	(6,500)	(129,281)	167.1
Iino Kaiun Kaisha Ltd.	(103,000)	(894,451)	1,156.2
Industrial & Infrastructure Fund Investment Corp.	(146)	(131,293)	169.7
I-NE Co. Ltd.	(1,900)	(31,459)	40.7
Internet Initiative Japan, Inc.	(72,900)	(1,404,897)	1,816.0
Izumi Co. Ltd.	(4,600)	(107,623)	139.1
J Trust Co. Ltd.	(28,600)	(91,992)	118.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Aviation Electronics Industry Ltd.	(18,800)	$(321,019)	415.0%
Japan Communications, Inc.	(13,600)	(21,357)	27.6
Japan Material Co. Ltd.	(6,900)	(115,883)	149.8
Japan Prime Realty Investment Corp.	(78)	(185,625)	239.9
Kadokawa Corp.	(23,300)	(490,047)	633.5
Kagome Co. Ltd.	(42,700)	(1,046,277)	1,352.5
Kanto Denka Kogyo Co. Ltd.	(11,300)	(67,229)	86.9
KeePer Technical Laboratory Co. Ltd.	(18,500)	(811,717)	1,049.3
Keihan Holdings Co. Ltd.	(5,100)	(123,629)	159.8
Kisoji Co. Ltd.	(3,200)	(57,694)	74.6
Ki-Star Real Estate Co. Ltd.	(8,600)	(201,919)	261.0
Kohnan Shoji Co. Ltd.	(1,900)	(50,175)	64.9
Komehyo Holdings Co. Ltd.	(30,700)	(913,059)	1,180.3
Komeri Co. Ltd.	(10,600)	(236,248)	305.4
Kosaido Holdings Co. Ltd.	(9,600)	(48,424)	62.6
Krosaki Harima Corp.	(4,400)	(365,436)	472.4
Kumiai Chemical Industry Co. Ltd.	(43,300)	(247,055)	319.4
Kura Sushi, Inc.	(64,800)	(1,726,313)	2,231.5
KYB Corp.	(14,900)	(513,536)	663.8
Leopalace21 Corp.	(558,400)	(1,554,625)	2,009.6
M&A Research Institute Holdings, Inc.	(900)	(31,866)	41.2
Macbee Planet, Inc.	(5,000)	(608,256)	786.3
Maruwa Co. Ltd.	(400)	(79,549)	102.8
Matsuya Co.Ltd.	(59,000)	(375,613)	485.5
Medley, Inc.	(11,800)	(367,944)	475.6
Megachips Corp.	(6,700)	(214,958)	277.9
Mitsubishi Logistics Corp.	(28,700)	(881,209)	1,139.1
Mitsuboshi Belting Ltd.	(12,600)	(417,913)	540.2
Mitsui E&S Co. Ltd.	(216,500)	(1,106,830)	1,430.7
Mitsui Fudosan Logistics Park, Inc.	(216)	(643,530)	831.9
Mitsui-Soko Holdings Co. Ltd.	(12,300)	(408,354)	527.9
Money Forward, Inc.	(38,900)	(1,510,625)	1,952.7
Mori Hills REIT Investment Corp.	(12)	(11,100)	14.3
Morinaga Milk Industry Co. Ltd.	(43,500)	(885,700)	1,144.9
m-up Holdings, Inc.	(77,500)	(521,038)	673.5
Musashino Bank Ltd.	(1,400)	(26,222)	33.9
Nagoya Railroad Co. Ltd.	(23,400)	(358,623)	463.6
Namura Shipbuilding Co. Ltd.	(45,500)	(428,614)	554.0
Nankai Electric Railway Co. Ltd.	(25,600)	(496,568)	641.9
Nanto Bank Ltd.	(1,200)	(21,582)	27.9
Nihon Kohden Corp.	(11,400)	(345,421)	446.5
Nikkiso Co. Ltd.	(60,000)	(437,819)	565.9
Nikkon Holdings Co. Ltd.	(13,500)	(288,322)	372.7
Nippon Accommodations Fund, Inc.	(139)	(575,431)	743.8
Nippon Carbon Co. Ltd.	(7,200)	(217,582)	281.3
Nippon Kayaku Co. Ltd.	(36,200)	(321,224)	415.2
Nippon Parking Development Co. Ltd.	(250,600)	(310,114)	400.9
Nippon Pillar Packing Co. Ltd.	(3,100)	(101,322)	131.0
Nippon Yakin Kogyo Co. Ltd.	(102,100)	(3,269,912)	4,226.8
Nishimatsu Construction Co. Ltd.	(7,500)	(205,044)	265.0
Nishimatsuya Chain Co. Ltd.	(41,000)	(588,715)	761.0
Nishi-Nippon Railroad Co. Ltd.	(1,300)	(21,548)	27.9
Nitto Boseki Co. Ltd.	(2,700)	(91,655)	118.5
Nojima Corp.	(11,600)	(145,312)	187.8
Nomura Micro Science Co. Ltd.	(7,200)	(668,456)	864.1
NPR-RIKEN Corp.	(34,600)	(625,793)	808.9
NS United Kaiun Kaisha Ltd.	(3,500)	(122,374)	158.2
Orient Corp.	(105,400)	(790,909)	1,022.4
Osaka Soda Co. Ltd.	(28,700)	(2,004,506)	2,591.1
OSAKA Titanium Technologies Co. Ltd.	(99,300)	(1,867,654)	2,414.2
Outsourcing Inc.	(135,900)	(1,578,966)	2,041.0

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Piolax, Inc.	(4,300)	$(72,544)	93.8%
Premium Group Co. Ltd.	(20,800)	(249,214)	322.1
Qol Holdings Co. Ltd.	(1,900)	(22,679)	29.3
Rengo Co. Ltd.	(103,800)	(669,232)	865.1
Riken Keiki Co. Ltd.	(13,300)	(653,637)	844.9
Roland Corp.	(6,000)	(198,180)	256.2
Rorze Corp.	(3,000)	(331,219)	428.1
Ryosan Co. Ltd.	(1,600)	(52,387)	67.7
SAMTY Co. Ltd.	(7,000)	(118,572)	153.3
Sangetsu Corp.	(31,200)	(683,170)	883.1
Sanyo Denki Co. Ltd.	(6,700)	(276,877)	357.9
Sawai Group Holdings Co. Ltd.	(39,700)	(1,493,639)	1,930.7
Seiren Co. Ltd.	(1,100)	(18,352)	23.7
Senshu Ikeda Holdings, Inc.	(26,500)	(61,045)	78.9
Shiga Bank Ltd.	(3,300)	(81,723)	105.6
Shin Nippon Biomedical Laboratories Ltd.	(600)	(6,914)	8.9
Shin-Etsu Polymer Co. Ltd.	(8,000)	(87,690)	113.3
Shoei Co. Ltd.	(131,700)	(1,750,061)	2,262.2
SKY Perfect JSAT Holdings, Inc.	(45,200)	(236,492)	305.7
Sotetsu Holdings, Inc.	(54,800)	(998,973)	1,291.3
Stanley Electric Co. Ltd.	(56,900)	(1,080,489)	1,396.7
Star Asia Investment Corp.	(2,911)	(1,134,278)	1,466.2
Sumitomo Bakelite Co. Ltd.	(8,700)	(429,679)	555.4
SUNWELS Co. Ltd.	(24,400)	(378,609)	489.4
T Hasegawa Co. Ltd.	(2,600)	(58,009)	75.0
Taiheiyo Cement Corp.	(32,900)	(673,283)	870.3
Takara Holdings, Inc.	(131,000)	(1,102,105)	1,424.6
Takara Leben Real Estate Investment Corp.	(114)	(80,606)	104.2
TBS Holdings, Inc.	(30,300)	(698,311)	902.7
Toei Animation Co. Ltd.	(1,900)	(252,788)	326.8
Toho Bank Ltd.	(174,000)	(367,230)	474.7
Tokyo Kiraboshi Financial Group, Inc.	(2,300)	(66,891)	86.5
Tokyo Steel Manufacturing Co. Ltd.	(33,900)	(407,065)	526.2
TOMONY Holdings, Inc.	(13,100)	(35,867)	46.4
Topre Corp.	(10,600)	(153,369)	198.2
Toyo Gosei Co. Ltd.	(3,400)	(197,733)	255.6
TRE Holdings Corp.	(16,800)	(141,699)	183.2
Tri Chemical Laboratories, Inc.	(35,600)	(872,401)	1,127.7
Tsuburaya Fields Holdings, Inc.	(141,400)	(1,734,757)	2,242.4
Universal Entertainment Corp.	(44,700)	(642,547)	830.6
Ushio, Inc.	(50,000)	(696,351)	900.1
Valqua Ltd.	(6,500)	(196,527)	254.0
Wacoal Holdings Corp.	(18,600)	(431,358)	557.6
W-Scope Corp.	(565,500)	(2,902,932)	3,752.4
Yamae Group Holdings Co., Ltd.	(800)	(17,662)	22.8
Yamato Kogyo Co. Ltd.	(6,300)	(346,855)	448.4
Yodogawa Steel Works Ltd.	(3,500)	(91,630)	118.4
Zojirushi Corp.	(1,900)	(18,273)	23.6

		(82,279,659)

Malta
Gambling.com Group Ltd.	(26,979)	(246,858)	319.1

Mexico
Borr Drilling Ltd.	(127,206)	(782,317)	1,011.2

Nigeria
IHS Holding Ltd.	(5,293)	(21,066)	27.2

Norway
FLEX LNG Ltd.	(76,040)	(2,278,919)	2,945.8

Security	Shares	Value	% of Basket Value

Norway (continued)
NEL ASA	(63,133)	$(31,526)	40.8%
Norske Skog ASA	(6,959)	(23,986)	31.0
SFL Corp. Ltd.	(12,055)	(146,709)	189.6

		(2,481,140)

Singapore
AEM Holdings Ltd.	(10,000)	(19,904)	25.7

Sweden
Note AB	(14,535)	(204,472)	264.3
OX2 AB, Class B	(4,288)	(20,278)	26.2
Surgical Science Sweden AB	(5,245)	(89,157)	115.3

		(313,907)

Switzerland
Garrett Motion, Inc.	(280,587)	(2,410,242)	3,115.6
Meyer Burger Technology AG, Class N	(289,892)	(37,046)	47.9

		(2,447,288)

United Kingdom
Genius Sports Ltd.	(167,395)	(1,123,221)	1,451.9
Global Ship Lease, Inc., Class A	(167,165)	(3,580,674)	4,628.5
Smart Metering Systems PLC	(27,903)	(336,579)	435.1

		(5,040,474)

United States
ACCO Brands Corp.	(13,762)	(83,673)	108.2
Adeia, Inc.	(90,042)	(1,093,110)	1,413.0
ADT, Inc.	(3,088)	(20,165)	26.1
Adtalem Global Education, Inc.	(1,652)	(83,393)	107.8
Aehr Test Systems	(108,932)	(1,617,640)	2,091.0
AeroVironment, Inc.	(3,584)	(432,374)	558.9
agilon health, Inc.	(76,830)	(452,529)	585.0
Altair Engineering, Inc., Class A	(7,936)	(674,719)	872.2
Alteryx, Inc., Class A	(10,931)	(518,785)	670.6
Amerant Bancorp, Inc., Class A	(17,178)	(388,395)	502.1
American Axle & Manufacturing Holdings, Inc.	(46,964)	(379,939)	491.1
American Coastal Insurance Corp.	(2,625)	(30,371)	39.3
America’s Car-Mart, Inc.	(873)	(53,157)	68.7
Ameris Bancorp	(650)	(32,266)	41.7
AMERISAFE, Inc.	(29,188)	(1,454,730)	1,880.4
Amphastar Pharmaceuticals, Inc.	(9,129)	(487,123)	629.7
ANI Pharmaceuticals, Inc.	(410)	(22,886)	29.6
Apollo Medical Holdings, Inc.	(19,921)	(692,255)	894.8
Applied Digital Corp.	(114,000)	(585,960)	757.4
Applied Optoelectronics, Inc.	(23,092)	(363,237)	469.5
Ares Commercial Real Estate Corp.	(7,225)	(68,710)	88.8
ARMOUR Residential REIT, Inc.	(34,054)	(648,729)	838.6
Artesian Resources Corp., Class A	(546)	(19,929)	25.8
Aspen Aerogels, Inc.	(1,704)	(19,136)	24.7
Associated Banc-Corp.	(2,065)	(43,386)	56.1
Assured Guaranty Ltd.	(13,687)	(1,110,426)	1,435.4
AST SpaceMobile, Inc., Class A	(9,427)	(27,055)	35.0
Atlanta Braves Holdings, Inc., Class C	(24,599)	(991,586)	1,281.8
Atlantic Union Bankshares Corp.	(1,111)	(37,952)	49.1
Atlas Energy Solutions, Inc.	(119,298)	(2,072,206)	2,678.6
Axsome Therapeutics, Inc.	(44,799)	(4,033,254)	5,213.6
Azenta, Inc.	(319)	(20,799)	26.9
Balchem Corp.	(25,058)	(3,512,129)	4,539.9
Bancorp, Inc.	(744)	(32,468)	42.0
Bank First Corp.	(355)	(29,976)	38.8

35

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Barnes Group, Inc.	(35,692)	$(1,181,762)	1,527.6%
Bel Fuse, Inc., Class B	(3,983)	(266,303)	344.2
BGC Group, Inc., Class A	(23,288)	(164,413)	212.5
Bloom Energy Corp., Class A	(95,436)	(1,080,336)	1,396.5
Bloomin’ Brands, Inc.	(74,922)	(1,994,424)	2,578.1
BRC, Inc., Class A	(112,001)	(423,364)	547.3
BRP Group, Inc., Class A	(57,493)	(1,290,143)	1,667.7
Burford Capital Ltd.	(160,841)	(2,419,049)	3,127.0
Cadre Holdings, Inc.	(882)	(29,979)	38.8
Calavo Growers, Inc.	(873)	(22,777)	29.4
California Water Service Group	(65,608)	(2,970,074)	3,839.2
Cal-Maine Foods, Inc.	(50,969)	(2,824,702)	3,651.3
Cambridge Bancorp	(644)	(44,172)	57.1
Camping World Holdings, Inc., Class A	(44,641)	(1,109,329)	1,434.0
CareTrust REIT, Inc.	(18,701)	(391,225)	505.7
Casella Waste Systems, Inc., Class A	(56,986)	(4,863,185)	6,286.4
Cass Information Systems, Inc.	(3,078)	(132,846)	171.7
Cathay General Bancorp	(53,576)	(2,205,724)	2,851.2
CBIZ, Inc.	(18,547)	(1,180,702)	1,526.2
Centrus Energy Corp., Class A	(35,155)	(1,765,484)	2,282.1
Chesapeake Utilities Corp.	(18,178)	(1,841,068)	2,379.8
Cinemark Holdings, Inc.	(21,870)	(302,462)	391.0
Claros Mortgage Trust, Inc.	(108,341)	(1,271,923)	1,644.1
Cleanspark, Inc.	(78,606)	(632,778)	818.0
Clearfield, Inc.	(83,608)	(2,106,086)	2,722.4
Clearway Energy, Inc., Class C	(16,778)	(406,699)	525.7
CNB Financial Corp.	(2,179)	(46,522)	60.1
Collegium Pharmaceutical, Inc.	(36,255)	(1,194,965)	1,544.7
Community Bank System, Inc.	(965)	(44,168)	57.1
Community Trust Bancorp, Inc.	(650)	(26,975)	34.9
Compass Minerals International, Inc.	(70,955)	(1,595,778)	2,062.8
Conduent, Inc.	(28,241)	(101,668)	131.4
Consensus Cloud Solutions, Inc.	(18,604)	(404,451)	522.8
Crescent Energy Co., Class A	(356,845)	(3,943,137)	5,097.1
Cymabay Therapeutics, Inc.	(32,217)	(757,422)	979.1
Denny’s Corp.	(44,677)	(474,916)	613.9
Designer Brands, Inc., Class A	(9,724)	(83,335)	107.7
Diamond Offshore Drilling, Inc.	(48,383)	(590,273)	763.0
Dine Brands Global, Inc.	(1,174)	(54,767)	70.8
Distribution Solutions Group, Inc.	(4,414)	(140,895)	182.1
DocGo, Inc.	(77,604)	(287,135)	371.2
Domo, Inc., Class B	(13,438)	(146,071)	188.8
Dorian LPG Ltd.	(2,768)	(103,634)	134.0
Dorman Products, Inc.	(8,967)	(730,003)	943.6
Duckhorn Portfolio, Inc.	(69,781)	(602,210)	778.4
Eagle Bulk Shipping, Inc.	(35,079)	(1,933,905)	2,499.8
Ecovyst, Inc.	(7,876)	(72,932)	94.3
Embecta Corp.	(19,112)	(327,580)	423.4
Enfusion, Inc., Class A	(7,831)	(61,865)	80.0
Enhabit, Inc.	(179,388)	(1,810,025)	2,339.7
Enovix Corp.	(43,550)	(405,450)	524.1
Enpro, Inc.	(22,418)	(3,348,801)	4,328.8
Enstar Group Ltd.	(432)	(115,296)	149.0
Equitrans Midstream Corp.	(72,234)	(736,064)	951.5
European Wax Center, Inc., Class A	(91,465)	(1,357,341)	1,754.6
Evolus, Inc.	(18,657)	(236,757)	306.0
Excelerate Energy, Inc., Class A	(20,834)	(319,177)	412.6
Expro Group Holdings NV	(86,020)	(1,513,952)	1,957.0
EyePoint Pharmaceuticals, Inc.	(35,256)	(949,444)	1,227.3
F&G Annuities & Life, Inc.	(41,383)	(1,855,614)	2,398.6
Farmland Partners, Inc.	(93,724)	(1,051,583)	1,359.3
Federal Agricultural Mortgage Corp., Class C	(111)	(20,678)	26.7

Security	Shares	Value	% of Basket Value

United States (continued)
First Bancorp/Southern Pines NC	(34,734)	$(1,200,407)	1,551.7%
First Bancshares, Inc.	(2,457)	(62,482)	80.8
First Commonwealth Financial Corp.	(79,837)	(1,118,516)	1,445.8
First Community Bankshares, Inc.	(578)	(19,814)	25.6
First Hawaiian, Inc.	(36,473)	(791,099)	1,022.6
First Merchants Corp.	(26,361)	(891,265)	1,152.1
Fortrea Holdings, Inc.	(14,978)	(463,719)	599.4
Four Corners Property Trust, Inc.	(57,538)	(1,346,965)	1,741.1
Frontier Group Holdings, Inc.	(37,215)	(181,237)	234.3
Genco Shipping & Trading Ltd.	(4,605)	(80,772)	104.4
Genie Energy Ltd., Class B	(4,273)	(79,521)	102.8
Gentherm, Inc.	(441)	(21,234)	27.5
GEO Group, Inc.	(201,256)	(2,237,967)	2,892.9
Getty Realty Corp.	(24,800)	(685,968)	886.7
Gladstone Land Corp.	(19,438)	(275,242)	355.8
Glaukos Corp.	(16,880)	(1,502,826)	1,942.6
Global Medical REIT, Inc.	(35,523)	(359,138)	464.2
Graham Holdings Co., Class B	(1,051)	(757,140)	978.7
Grid Dynamics Holdings, Inc., Class A	(4,781)	(62,392)	80.7
Hamilton Lane, Inc., Class A	(939)	(108,868)	140.7
Hanover Insurance Group, Inc.	(514)	(67,853)	87.7
Harrow, Inc.	(157,673)	(1,502,624)	1,942.4
Haynes International, Inc.	(11,893)	(662,083)	855.8
Herbalife Ltd.	(47,055)	(567,013)	732.9
HighPeak Energy, Inc.	(89,663)	(1,223,900)	1,582.1
Hillenbrand, Inc.	(20,770)	(967,259)	1,250.3
Hillman Solutions Corp.	(5,121)	(45,014)	58.2
Hilltop Holdings, Inc.	(8,991)	(283,127)	366.0
Home BancShares, Inc.	(168,067)	(3,939,490)	5,092.3
Howard Hughes Holdings, Inc.	(2,337)	(187,147)	241.9
Impinj, Inc.	(539)	(52,272)	67.6
Independent Bank Corp.	(7,380)	(413,944)	535.1
Innovative Industrial Properties, Inc.	(31,238)	(2,912,319)	3,764.6
Instructure Holdings, Inc.	(38,643)	(951,777)	1,230.3
International Bancshares Corp.	(12,262)	(648,169)	837.9
IonQ, Inc.	(92,581)	(950,807)	1,229.1
Ivanhoe Electric, Inc.	(33,135)	(277,009)	358.1
Jack in the Box, Inc.	(90,892)	(7,086,849)	9,160.8
John B Sanfilippo & Son, Inc.	(6,658)	(713,272)	922.0
John Bean Technologies Corp.	(11,175)	(1,103,643)	1,426.6
Kinetik Holdings, Inc., Class A	(25,936)	(843,439)	1,090.3
Kratos Defense & Security Solutions, Inc.	(100,566)	(1,702,582)	2,200.8
Krispy Kreme, Inc.	(62,313)	(828,140)	1,070.5
Ladder Capital Corp., Class A	(27,156)	(296,815)	383.7
Lancaster Colony Corp.	(4,363)	(801,832)	1,036.5
Leslie’s, Inc.	(108,118)	(725,472)	937.8
Liberty Media Corp.-Liberty Live, Class C	(7,272)	(271,027)	350.3
Life Time Group Holdings, Inc.	(14,248)	(189,498)	245.0
Lightwave Logic, Inc.	(132,041)	(569,097)	735.6
Lindblad Expeditions Holdings, Inc.	(2,399)	(22,167)	28.7
Lions Gate Entertainment Corp., Class A	(31,276)	(326,209)	421.7
LSI Industries, Inc.	(21,670)	(296,012)	382.6
LTC Properties, Inc.	(16,960)	(528,643)	683.3
Madison Square Garden Entertainment Corp.	(73,202)	(2,440,555)	3,154.8
MaxCyte, Inc.	(13,049)	(66,419)	85.9
Medifast, Inc.	(17,141)	(936,756)	1,210.9
MeridianLink, Inc.	(4,252)	(96,733)	125.0
Middlesex Water Co.	(1,999)	(111,884)	144.6
Mirion Technologies, Inc., Class A	(88,857)	(839,699)	1,085.4
Mission Produce, Inc.	(58,666)	(586,073)	757.6
Modine Manufacturing Co.	(38,902)	(2,687,739)	3,474.3

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Movado Group, Inc.	(12,029)	$(331,760)	428.8%
MP Materials Corp., Class A	(20,338)	(321,544)	415.6
National Bank Holdings Corp., Class A	(3,115)	(109,025)	140.9
National Health Investors, Inc.	(52,658)	(2,800,352)	3,619.9
National HealthCare Corp.	(4,911)	(456,919)	590.6
National Presto Industries, Inc.	(4,827)	(382,154)	494.0
Navient Corp.	(153,067)	(2,635,814)	3,407.2
Navigator Holdings Ltd.	(3,369)	(54,241)	70.1
NBT Bancorp, Inc.	(45,132)	(1,605,345)	2,075.1
nCino, Inc.	(5,771)	(181,671)	234.8
Nelnet, Inc., Class A	(1,956)	(170,426)	220.3
NeoGenomics, Inc.	(1,084)	(16,097)	20.8
Net Power Inc., Class A	(62,738)	(558,368)	721.8
NETSTREIT Corp.	(1,837)	(33,378)	43.1
NewtekOne, Inc.	(3,786)	(45,470)	58.8
NextNav, Inc.	(5,364)	(22,314)	28.8
Nicolet Bankshares, Inc.	(3,059)	(237,898)	307.5
nLight, Inc.	(14,366)	(186,471)	241.0
Northern Oil and Gas, Inc.	(56,367)	(1,888,294)	2,440.9
Northwest Natural Holding Co.	(6,863)	(252,970)	327.0
NV5 Global, Inc.	(5,811)	(609,516)	787.9
ODP Corp.	(7,876)	(402,779)	520.7
Papa John’s International, Inc.	(56,144)	(4,125,461)	5,332.7
Paragon 28, Inc.	(1,796)	(22,773)	29.4
Park National Corp.	(450)	(58,806)	76.0
Patterson Cos., Inc.	(5,214)	(155,690)	201.3
Paycor HCM, Inc.	(4,691)	(91,146)	117.8
Peakstone Realty Trust, Class E	(16,897)	(244,669)	316.3
Pediatrix Medical Group, Inc.	(25,894)	(242,368)	313.3
PennyMac Financial Services, Inc., Class A	(327)	(28,521)	36.9
Peoples Bancorp, Inc.	(26,794)	(785,064)	1,014.8
Phillips Edison & Co., Inc.	(92,855)	(3,222,997)	4,166.2
Phinia, Inc.	(129,311)	(3,910,365)	5,054.7
Piedmont Lithium, Inc.	(124,639)	(1,904,484)	2,461.8
Piper Sandler Cos	(5,398)	(936,499)	1,210.6
PJT Partners, Inc., Class A	(4,026)	(387,180)	500.5
Plexus Corp.	(4,717)	(446,794)	577.5
Plymouth Industrial REIT, Inc.	(958)	(21,210)	27.4
PotlatchDeltic Corp.	(1,229)	(54,973)	71.1
Powell Industries, Inc.	(3,988)	(472,698)	611.0
ProAssurance Corp.	(150,267)	(2,022,594)	2,614.5
ProFrac Holding Corp., Class A	(37,130)	(293,698)	379.6
ProPetro Holding Corp.	(5,388)	(45,582)	58.9
QuantumScape Corp., Class A	(207,904)	(1,415,826)	1,830.2
Ramaco Resources, Inc., Class A	(92,448)	(1,745,418)	2,256.2
Ready Capital Corp.	(171,104)	(1,603,244)	2,072.4
REC Silicon ASA	(876,878)	(1,026,331)	1,326.7
Reliance Worldwide Corp. Ltd.	(17,147)	(46,963)	60.7
Retail Opportunity Investments Corp.	(19,376)	(263,320)	340.4
Rocket Lab USA, Inc., Class A	(4,932)	(23,920)	30.9
Rush Enterprises, Inc., Class A	(14,432)	(648,141)	837.8
S&T Bancorp, Inc.	(4,904)	(163,499)	211.3
Safety Insurance Group, Inc.	(26,174)	(2,180,556)	2,818.7
Schrodinger, Inc.	(11,680)	(308,936)	399.3
Seacoast Banking Corp. of Florida	(72,144)	(1,771,857)	2,290.4
Sensient Technologies Corp.	(7,843)	(486,501)	628.9
Shenandoah Telecommunications Co.	(29,932)	(613,307)	792.8
Signet Jewelers Ltd.	(6,995)	(695,863)	899.5
Silgan Holdings, Inc.	(23,369)	(1,073,572)	1,387.7
SilverBow Resources, Inc.	(22,154)	(588,410)	760.6
Simply Good Foods Co.	(29,922)	(1,131,052)	1,462.0

Security	Shares	Value	% of Basket Value

United States (continued)
Sitio Royalties Corp., Class A	(233,118)	$(4,972,407)	6,427.5%
Six Flags Entertainment Corp.	(61,061)	(1,539,348)	1,989.8
Skyward Specialty Insurance Group, Inc.	(9,294)	(289,043)	373.6
SkyWater Technology, Inc.	(68,974)	(595,935)	770.3
Solo Brands, Inc., Class A	(172,117)	(480,206)	620.7
Southern Missouri Bancorp, Inc.	(20,638)	(900,023)	1,163.4
Standex International Corp.	(1,698)	(250,727)	324.1
Stellar Bancorp, Inc.	(1,809)	(45,279)	58.5
Stepan Co.	(1,782)	(159,079)	205.6
StepStone Group, Inc., Class A	(96,216)	(3,218,425)	4,160.3
Stericycle, Inc.	(48,082)	(2,307,936)	2,983.3
Sterling Check Corp.	(43,852)	(598,141)	773.2
Steven Madden Ltd.	(17,141)	(717,865)	927.9
Stride, Inc.	(17,491)	(1,048,585)	1,355.4
Sun Country Airlines Holdings, Inc.	(34,565)	(470,430)	608.1
SunCoke Energy, Inc.	(23,239)	(238,200)	307.9
SunPower Corp.	(236,871)	(717,719)	927.8
Sunrun, Inc.	(4,899)	(70,938)	91.7
Talos Energy, Inc.	(22,878)	(296,728)	383.6
Target Hospitality Corp.	(191,112)	(1,848,053)	2,388.9
Taro Pharmaceutical Industries Ltd.	(1,971)	(84,852)	109.7
Tarsus Pharmaceuticals, Inc.	(1,718)	(46,798)	60.5
Telephone and Data Systems, Inc.	(28,240)	(542,490)	701.2
Tidewater, Inc.	(34,254)	(2,301,526)	2,975.0
TimkenSteel Corp.	(81,555)	(1,675,955)	2,166.4
Tootsie Roll Industries, Inc.	(10,522)	(342,912)	443.3
Topgolf Callaway Brands Corp.	(6,380)	(84,025)	108.6
Towne Bank	(53,914)	(1,515,523)	1,959.0
Transcat, Inc.	(279)	(30,701)	39.7
TransMedics Group, Inc.	(23,117)	(1,982,745)	2,563.0
Treace Medical Concepts, Inc.	(1,743)	(23,496)	30.4
TreeHouse Foods, Inc.	(135,811)	(5,717,643)	7,390.9
TriCo Bancshares	(639)	(23,228)	30.0
U.S. Physical Therapy, Inc.	(6,237)	(575,426)	743.8
Ubiquiti, Inc.	(14,878)	(1,870,760)	2,418.2
UFP Technologies, Inc.	(1,832)	(308,710)	399.1
Ultra Clean Holdings, Inc.	(2,990)	(114,218)	147.6
UniFirst Corp.	(122)	(20,669)	26.7
United Community Banks, Inc.	(50,640)	(1,384,498)	1,789.7
United States Cellular Corp.	(10,745)	(477,078)	616.7
Uniti Group, Inc.	(178,680)	(939,857)	1,214.9
Universal Corp.	(805)	(46,650)	60.3
Uranium Energy Corp.	(128,933)	(985,048)	1,273.3
Utz Brands, Inc., Class A	(232,729)	(4,119,303)	5,324.8
UWM Holdings Corp., Class A	(6,250)	(41,875)	54.1
V2X, Inc.	(7,437)	(289,225)	373.9
Vector Group Ltd.	(361,641)	(3,786,381)	4,894.4
Virtus Investment Partners, Inc.	(87)	(20,542)	26.6
Vishay Intertechnology, Inc.	(29,249)	(635,581)	821.6
Vista Outdoor, Inc.	(115,409)	(3,239,531)	4,187.6
Vital Energy, Inc.	(72,523)	(3,178,683)	4,108.9
Vitesse Energy, Inc.	(18,537)	(389,462)	503.4
Warrior Met Coal, Inc.	(11,196)	(718,447)	928.7
Werner Enterprises, Inc.	(4,641)	(183,552)	237.3
Westrock Coffee Co.	(20,237)	(209,655)	271.0
White Mountains Insurance Group Ltd.	(476)	(750,162)	969.7
Whitestone REIT	(155,197)	(2,005,145)	2,591.9
WK Kellogg Co.	(14,229)	(184,835)	238.9
Worthington Enterprises, Inc.	(2,186)	(124,689)	161.2

37

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Worthington Steel, Inc.	(18,914)	$(566,474)	732.2%
XPEL, Inc.	(36,440)	(1,947,718)	2,517.7

		(247,283,409)

Investment Companies

United Kingdom
Digital 9 Infrastructure PLC	(187,887)	(59,468)	76.9

Total Reference Entity — Short		(353,851,278)

Net Value of Reference Entity — Barclays Bank PLC		$(77,361)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25 — 12/15/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	185,708	$1,065,360	(6.3)%
Aristocrat Leisure Ltd.	61,394	1,794,649	(10.6)
BHP Group Ltd., Class DI	276,156	8,544,177	(50.6)
Charter Hall Group	35,654	282,185	(1.7)
Flight Centre Travel Group Ltd.	37,146	520,762	(3.1)
Fortescue Ltd.	34,739	673,829	(4.0)
Rio Tinto Ltd.	20,311	1,765,852	(10.4)
Woolworths Group Ltd.	3,282	77,171	(0.5)
Worley Ltd.	25,854	252,400	(1.5)

		14,976,385

Austria
BAWAG Group AG	38,809	2,021,889	(12.0)

Belgium
Liberty Global Ltd., Class C	49,216	1,030,583	(6.1)
Sofina SA	4,036	977,661	(5.8)
Syensqo SA	13,115	1,185,830	(7.0)
Warehouses De Pauw CVA	6,717	199,183	(1.2)

		3,393,257

Canada
Algonquin Power & Utilities Corp.	56,085	332,811	(2.0)
Barrick Gold Corp.	177,703	2,778,587	(16.5)
BCE, Inc.	53,089	2,145,920	(12.7)
Brookfield Corp., Class A	21,486	852,854	(5.1)
Canadian Imperial Bank of Commerce	17,722	799,152	(4.7)
Capital Power Corp.	16,462	452,465	(2.7)
Cenovus Energy, Inc.	58,115	942,309	(5.6)
Descartes Systems Group, Inc.	2,084	182,637	(1.1)
Element Fleet Management Corp.	65,967	1,113,851	(6.6)
Emera, Inc.	29,350	1,038,210	(6.1)
Enerplus Corp.	79,161	1,150,408	(6.8)
FirstService Corp.	3,169	530,868	(3.1)
Franco-Nevada Corp.	5,998	647,277	(3.8)
Gibson Energy, Inc.	4,902	78,317	(0.5)
Gildan Activewear, Inc.	17,958	593,184	(3.5)
Imperial Oil Ltd.	7,266	419,509	(2.5)
Keyera Corp.	19,143	463,461	(2.7)

Security	Shares	Value	% of Basket Value

Canada (continued)
Magna International, Inc.	11,323	$644,102	(3.8)%
MEG Energy Corp.	13,516	255,781	(1.5)
Methanex Corp.	10,500	466,070	(2.8)
Pembina Pipeline Corp.	34,890	1,202,913	(7.1)
Stantec, Inc.	1,378	110,467	(0.7)
TELUS Corp.	86,721	1,554,710	(9.2)
Tourmaline Oil Corp.	28,125	1,216,791	(7.2)
TransAlta Corp.	8,212	59,553	(0.4)
West Fraser Timber Co. Ltd.	5,615	446,957	(2.6)
WSP Global, Inc.	511	75,137	(0.4)

		20,554,301

Denmark
AP Moller - Maersk A/S, Class B	177	330,630	(2.0)
DSV A/S	12,157	2,203,181	(13.0)
Genmab A/S	1,260	353,229	(2.1)
Orsted A/S	3,515	200,676	(1.2)

		3,087,716

Finland
Wartsila OYJ Abp	118,240	1,766,048	(10.5)

Germany
Bayerische Motoren Werke AG	11,547	1,208,768	(7.1)
Covestro AG	13,833	740,240	(4.4)
GEA Group AG	16,221	658,078	(3.9)
Heidelberg Materials AG	11,838	1,107,617	(6.6)
HUGO BOSS AG, Ordinary Shares	10,067	638,375	(3.8)
K&S AG, Class N	28,993	411,690	(2.4)
KION Group AG	16,821	776,744	(4.6)
LANXESS AG	23,670	640,983	(3.8)
Nemetschek SE	6,694	625,079	(3.7)
Puma SE	9,075	368,637	(2.2)
RWE AG	126,529	4,736,388	(28.0)
Solarworld AG	10	3	(0.0)
thyssenkrupp AG	210,995	1,320,079	(7.8)

		13,232,681

Hong Kong
AIA Group Ltd.	39,600	310,356	(1.8)
Futu Holdings Ltd., ADR	7,770	363,014	(2.2)
Hang Lung Properties Ltd.	136,000	157,775	(0.9)
Hongkong Land Holdings Ltd.	90,100	281,248	(1.7)
New World Development Co. Ltd.	112,000	137,176	(0.8)
Swire Pacific Ltd., Class A	90,500	699,746	(4.1)
Swire Properties Ltd.	431,000	804,899	(4.8)

		2,754,214

Ireland
Kerry Group PLC, Class A	17,762	1,602,791	(9.5)
Smurfit Kappa Group PLC	58,423	2,200,590	(13.0)

		3,803,381

Israel
Nice Ltd.	1,486	299,268	(1.7)
Nova Ltd.	5,003	724,485	(4.3)
Wix.com Ltd.	5,965	756,839	(4.5)

		1,780,592

Italy
A2A SpA	1,063,087	2,136,239	(12.7)
Banco BPM SpA	62,682	342,486	(2.0)
Ferrari NV	568	200,654	(1.2)
Infrastrutture Wireless Italiane SpA	19,578	239,993	(1.4)
Intesa Sanpaolo SpA	605,612	1,889,897	(11.2)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	112,643	$1,510,188	(8.9)%
Moncler SpA	12,637	787,156	(4.7)
Prysmian SpA	6,369	284,057	(1.7)
Recordati Industria Chimica e Farmaceutica SpA	549	30,698	(0.2)
Snam SpA	38,511	190,808	(1.1)

		7,612,176

Japan
ABC-Mart, Inc.	15,200	265,968	(1.6)
Aeon Co. Ltd.	33,000	795,513	(4.7)
Amada Co. Ltd.	44,400	483,762	(2.9)
Asahi Kasei Corp.	28,500	218,175	(1.3)
Brother Industries Ltd.	23,200	392,312	(2.3)
Central Japan Railway Co.	87,700	2,208,254	(13.1)
Denso Corp.	13,600	212,642	(1.3)
DMG Mori Co. Ltd.	38,700	781,980	(4.6)
Fast Retailing Co. Ltd.	13,900	3,746,388	(22.2)
Hulic Co. Ltd.	44,100	491,529	(2.9)
ITOCHU Corp.	30,400	1,392,843	(8.2)
J Front Retailing Co. Ltd.	181,300	1,695,153	(10.0)
Japan Post Holdings Co. Ltd.	133,100	1,285,661	(7.6)
Japan Tobacco, Inc.	2,500	65,655	(0.4)
JFE Holdings, Inc.	48,800	777,748	(4.6)
JGC Holdings Corp.	13,500	159,292	(0.9)
Kakaku.com, Inc.	62,800	721,278	(4.3)
Kirin Holdings Co. Ltd.	94,400	1,369,916	(8.1)
Komatsu Ltd.	67,300	1,931,666	(11.4)
Kubota Corp.	64,600	987,120	(5.8)
Kyowa Kirin Co. Ltd.	59,200	941,926	(5.6)
Lawson, Inc.	95,500	5,510,166	(32.6)
MEIJI Holdings Co. Ltd.	37,400	912,446	(5.4)
Mitsubishi Chemical Group Corp.	37,600	228,916	(1.4)
Mitsubishi UFJ Financial Group, Inc.	609,400	5,744,907	(34.0)
Mitsui & Co. Ltd.	86,700	3,549,708	(21.0)
Mitsui Fudosan Co. Ltd.	77,700	1,969,379	(11.7)
Mizuho Financial Group, Inc.	170,700	3,126,787	(18.5)
MS&AD Insurance Group Holdings, Inc.	700	29,173	(0.2)
NH Foods Ltd.	24,600	850,268	(5.0)
Nihon M&A Center Holdings, Inc.	147,000	890,911	(5.3)
Nikon Corp.	88,800	914,639	(5.4)
Nippon Express Holdings, Inc.	5,100	306,423	(1.8)
Nippon Shinyaku Co. Ltd.	17,900	638,381	(3.8)
Nissan Motor Co. Ltd.	127,400	504,813	(3.0)
Nisshin Seifun Group, Inc.	103,600	1,458,857	(8.6)
Nomura Research Institute Ltd.	12,400	382,902	(2.3)
NSK Ltd.	214,700	1,181,541	(7.0)
Obayashi Corp.	24,500	228,912	(1.4)
Obic Co. Ltd.	9,700	1,505,718	(8.9)
Ono Pharmaceutical Co. Ltd.	12,400	225,646	(1.3)
Oracle Corp. Japan	2,800	222,831	(1.3)
Otsuka Corp.	123,200	5,225,124	(30.9)
Otsuka Holdings Co. Ltd.	35,300	1,401,038	(8.3)
Panasonic Holdings Corp.	622,900	5,923,476	(35.1)
Rakuten Group, Inc.	380,400	1,686,999	(10.0)
Resona Holdings, Inc.	39,600	220,542	(1.3)
Ricoh Co. Ltd.	103,200	819,158	(4.9)
Sapporo Holdings Ltd.	700	32,246	(0.2)
SCREEN Holdings Co. Ltd.	4,500	443,682	(2.6)
SCSK Corp.	12,400	245,845	(1.5)
Sega Sammy Holdings, Inc.	69,700	1,035,512	(6.1)
Seiko Epson Corp.	5,400	79,611	(0.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sekisui House Ltd.	76,000	$1,730,398	(10.2)%
Shimizu Corp.	39,700	268,334	(1.6)
SoftBank Group Corp.	50,400	2,196,725	(13.0)
Sumitomo Corp.	34,100	789,395	(4.7)
Sumitomo Metal Mining Co. Ltd.	11,900	332,171	(2.0)
Sumitomo Mitsui Financial Group, Inc.	115,100	6,013,932	(35.6)
Suntory Beverage & Food Ltd.	22,800	745,691	(4.4)
TIS, Inc.	27,000	606,493	(3.6)
Tokyo Electron Ltd.	9,700	1,815,896	(10.8)
Tokyo Tatemono Co. Ltd.	82,800	1,288,410	(7.6)
Tokyu Fudosan Holdings Corp.	19,600	132,364	(0.8)
Tsuruha Holdings, Inc.	5,700	455,830	(2.7)
Yakult Honsha Co. Ltd.	17,500	385,963	(2.3)

		85,182,940

Luxembourg
ArcelorMittal SA	71,808	2,002,937	(11.9)

Macau
Galaxy Entertainment Group Ltd.	30,000	155,601	(0.9)

Netherlands
ABN AMRO Bank NV, CVA	221,381	3,297,651	(19.5)
ASR Nederland NV	20,157	962,328	(5.7)
ING Groep NV	61,266	881,895	(5.2)
NN Group NV	33,153	1,373,943	(8.2)
Redcare Pharmacy NV	1,934	271,760	(1.6)

		6,787,577

New Zealand
Xero Ltd.	3,438	249,817	(1.5)

Norway
Aker BP ASA	10,916	293,667	(1.7)
Equinor ASA	54,078	1,569,621	(9.3)
Gjensidige Forsikring ASA	18,552	303,185	(1.8)
Kongsberg Gruppen ASA	11,099	573,743	(3.4)
Var Energi ASA	92,041	270,984	(1.6)

		3,011,200

Puerto Rico
Popular, Inc.	5,835	498,601	(2.9)

Singapore
Sembcorp Industries Ltd.	370,700	1,569,122	(9.3)
Singapore Airlines Ltd.	18,200	90,857	(0.5)

		1,659,979

Spain
Banco Bilbao Vizcaya Argentaria SA	212,459	2,013,830	(11.9)
Banco de Sabadell SA	1,907,454	2,507,519	(14.8)
Bankinter SA	140,245	878,292	(5.2)
EDP Renovaveis SA	62,145	1,021,284	(6.1)
Fluidra SA	3,751	82,234	(0.5)
Grifols SA, Class A	24,960	275,091	(1.6)
Industria de Diseno Textil SA	52,870	2,289,818	(13.6)
Repsol SA	40,290	602,722	(3.6)

		9,670,790

Sweden
Atlas Copco AB, Class A	6,384	101,896	(0.6)
Electrolux AB, Class B	20,865	196,760	(1.2)

39

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Elekta AB, B Shares	40,217	$305,945	(1.8)%
Volvo Car AB, Class B	15,580	40,946	(0.2)

		645,547

Switzerland
ABB Ltd., Class N	95,001	4,047,218	(24.0)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	130	1,662,270	(9.8)
Chocoladefabriken Lindt & Spruengli AG, Class N	2	255,485	(1.5)
Flughafen Zurich AG, Class N	3,625	754,070	(4.5)
Logitech International SA, Class N	13,892	1,174,408	(6.9)
Temenos AG, Class N	5,209	534,034	(3.2)

		8,427,485

United Kingdom
Auto Trader Group PLC	89,782	829,478	(4.9)
Aviva PLC	284,040	1,557,105	(9.2)
British Land Co. PLC	279,573	1,349,042	(8.0)
BT Group PLC	151,553	215,442	(1.3)
Burberry Group PLC	7,288	120,533	(0.7)
Drax Group PLC	54,391	352,585	(2.1)
easyJet PLC	370,394	2,603,382	(15.4)
Hammerson PLC	40	14	(0.0)
IMI PLC	5,705	121,489	(0.7)
Informa PLC	4,319	42,597	(0.3)
J Sainsbury PLC	546,540	1,874,627	(11.1)
Just Eat Takeaway.com NV	85,177	1,300,196	(7.7)
Land Securities Group PLC	117,645	996,207	(5.9)
Marks & Spencer Group PLC	384,865	1,206,918	(7.2)
NatWest Group PLC	908,756	2,574,852	(15.2)
Smiths Group PLC	123,950	2,551,671	(15.1)
Spectris PLC	126,971	5,935,382	(35.1)
Tesco PLC	806,405	2,935,145	(17.4)
Tritax Big Box REIT PLC	245,713	516,656	(3.1)
Vodafone Group PLC	3,920,987	3,347,874	(19.8)
Weir Group PLC	43,208	997,544	(5.9)
Whitbread PLC	14,963	681,265	(4.0)
Wise PLC, Class A	52,332	536,310	(3.2)

		32,646,314

United States
A O Smith Corp.	15,288	1,186,502	(7.0)
AbbVie, Inc.	733	120,505	(0.7)
Academy Sports & Outdoors, Inc.	8,746	548,637	(3.2)
Adient PLC	4,712	163,554	(1.0)
Adobe, Inc.	3,085	1,905,851	(11.3)
Advanced Drainage Systems, Inc.	4,977	649,100	(3.8)
AECOM	8,476	747,498	(4.4)
AES Corp.	27,002	450,393	(2.7)
Agilent Technologies, Inc.	19,025	2,475,153	(14.7)
Alaska Air Group, Inc.	19,245	689,548	(4.1)
Alcoa Corp.	86,826	2,583,073	(15.3)
Align Technology, Inc.	2,402	642,103	(3.8)
Alkermes PLC	21,440	579,952	(3.4)
Alnylam Pharmaceuticals, Inc.	227	39,251	(0.2)
Amazon.com, Inc.	19,765	3,067,528	(18.2)
Amdocs Ltd.	21,766	1,995,507	(11.8)
AMETEK, Inc.	9,821	1,591,493	(9.4)
Amgen, Inc.	634	199,241	(1.2)
Antero Resources Corp.	2,543	56,811	(0.3)
Aon PLC, Class A	382	114,000	(0.7)
Asbury Automotive Group, Inc.	777	162,440	(1.0)

Security	Shares	Value	% of Basket Value

United States (continued)
AT&T, Inc.	2,567	$45,410	(0.3)%
AutoNation, Inc.	10,428	1,456,374	(8.6)
Avnet, Inc.	5,332	241,540	(1.4)
Axis Capital Holdings Ltd.	3,629	215,998	(1.3)
Bank of America Corp.	24,322	827,191	(4.9)
Best Buy Co., Inc.	39,054	2,831,024	(16.8)
BioMarin Pharmaceutical, Inc.	4,523	398,386	(2.4)
Block, Inc., Class A	60,061	3,904,566	(23.1)
Box, Inc., Class A	40,339	1,048,007	(6.2)
Boyd Gaming Corp.	8,788	557,950	(3.3)
Bridgebio Pharma, Inc.	5,394	184,960	(1.1)
BRP, Inc.	7,609	480,635	(2.8)
Bruker Corp.	14,437	1,032,390	(6.1)
Builders FirstSource, Inc.	8,157	1,417,116	(8.4)
Bunge Global SA	1,685	148,432	(0.9)
Cable One, Inc.	203	111,433	(0.7)
CACI International, Inc., Class A	3,142	1,080,000	(6.4)
Cadence Design Systems, Inc.	2,526	728,650	(4.3)
Camden Property Trust	18,764	1,760,814	(10.4)
Carnival PLC	41,316	623,435	(3.7)
Cencora, Inc.	6,360	1,479,845	(8.8)
CH Robinson Worldwide, Inc.	21,963	1,846,869	(10.9)
Chemed Corp.	2,744	1,626,616	(9.6)
Ciena Corp.	13,397	710,041	(4.2)
Cincinnati Financial Corp.	1,481	164,095	(1.0)
Cirrus Logic, Inc.	11,779	909,339	(5.4)
Citizens Financial Group, Inc.	5,333	174,389	(1.0)
Clarivate PLC	300,044	2,682,393	(15.9)
Coca-Cola Co.	17,213	1,024,001	(6.1)
Cognex Corp.	19,087	689,804	(4.1)
Coterra Energy, Inc.	8,558	212,923	(1.3)
Credit Acceptance Corp.	2,330	1,260,693	(7.5)
D.R. Horton, Inc.	14,872	2,125,358	(12.6)
Deckers Outdoor Corp.	417	314,305	(1.9)
Devon Energy Corp.	111,089	4,667,960	(27.6)
Domino’s Pizza, Inc.	2,380	1,014,404	(6.0)
eBay, Inc.	112,056	4,602,140	(27.2)
EMCOR Group, Inc.	14,012	3,196,277	(18.9)
EOG Resources, Inc.	9,861	1,122,083	(6.6)
Equity Residential	14,026	844,225	(5.0)
Etsy, Inc.	11,863	789,601	(4.7)
Exact Sciences Corp.	2,761	180,569	(1.1)
Exelixis, Inc.	50,359	1,095,812	(6.5)
F5, Inc.	1,761	323,496	(1.9)
Fair Isaac Corp.	1,081	1,295,935	(7.7)
Ferrovial SE	1,823	69,760	(0.4)
Fidelity National Information Services, Inc.	41,775	2,600,911	(15.4)
First American Financial Corp.	3,460	208,811	(1.2)
First Industrial Realty Trust, Inc.	1,519	78,259	(0.5)
Flex Ltd.	30,444	722,741	(4.3)
Flowserve Corp.	15,762	629,377	(3.7)
Fluor Corp.	50,695	1,911,708	(11.3)
Fox Corp., Class A	41,626	1,344,520	(8.0)
Fox Corp., Class B	13,960	418,940	(2.5)
Franklin Resources, Inc.	9,261	246,620	(1.5)
General Motors Co.	27,935	1,083,878	(6.4)
GoDaddy, Inc., Class A	9,804	1,045,695	(6.2)
Graco, Inc.	4,965	423,515	(2.5)
Guidewire Software, Inc.	3,646	407,185	(2.4)
H&R Block, Inc.	9,686	453,692	(2.7)
Halozyme Therapeutics, Inc.	8,791	297,575	(1.8)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Harley-Davidson, Inc.	27,169	$881,634	(5.2)%
Helmerich & Payne, Inc.	35,513	1,429,753	(8.5)
Hilton Grand Vacations, Inc.	9,401	392,022	(2.3)
Holcim AG	39,011	3,003,541	(17.8)
HP, Inc.	58,069	1,667,161	(9.9)
Huntsman Corp.	42,152	1,034,410	(6.1)
IDEXX Laboratories, Inc.	1,684	867,395	(5.1)
Incyte Corp.	9,309	547,090	(3.2)
International Paper Co.	24,365	872,998	(5.2)
Invesco Ltd.	91,191	1,443,554	(8.5)
Invitation Homes, Inc.	5,706	187,899	(1.1)
Ionis Pharmaceuticals, Inc.	7,064	363,019	(2.2)
Iridium Communications, Inc.	4,066	147,433	(0.9)
ITT, Inc.	2,243	270,910	(1.6)
Jack Henry & Associates, Inc.	14,614	2,423,440	(14.3)
James Hardie Industries PLC, CDI	41,489	1,579,758	(9.4)
Jones Lang LaSalle, Inc.	7,683	1,360,352	(8.1)
KeyCorp	119,415	1,735,100	(10.3)
Keysight Technologies, Inc.	2,370	363,226	(2.2)
KLA Corp.	542	321,970	(1.9)
Lamar Advertising Co., Class A	9,550	999,694	(5.9)
Landstar System, Inc.	2,654	508,825	(3.0)
Lattice Semiconductor Corp.	7,267	442,270	(2.6)
Lennar Corp., Class A	10,170	1,523,975	(9.0)
Liberty Media Corp.-Liberty SiriusXM	6,029	183,040	(1.1)
Lockheed Martin Corp.	1,218	523,021	(3.1)
Louisiana-Pacific Corp.	33,649	2,239,341	(13.3)
Lyft, Inc., Class A	139,438	1,741,581	(10.3)
Manhattan Associates, Inc.	22,965	5,570,390	(33.0)
Marathon Oil Corp.	34,881	797,031	(4.7)
Marsh & McLennan Cos., Inc.	19,710	3,820,586	(22.6)
Masco Corp.	13,389	900,946	(5.3)
Medtronic PLC	5,278	462,036	(2.7)
Mettler-Toledo International, Inc.	1,816	2,174,097	(12.9)
MGIC Investment Corp.	17,185	340,950	(2.0)
MGM Resorts International	36,208	1,570,341	(9.3)
Microsoft Corp.	15,862	6,306,414	(37.3)
Molina Healthcare, Inc.	598	213,151	(1.3)
Moody’s Corp.	7,791	3,054,384	(18.1)
MSCI, Inc., Class A	3,155	1,888,646	(11.2)
Murphy USA, Inc.	1,281	451,578	(2.7)
Nasdaq, Inc.	18,689	1,079,664	(6.4)
NetApp, Inc.	9,405	820,116	(4.9)
Neurocrine Biosciences, Inc.	3,680	514,354	(3.0)
Nutanix, Inc., Class A	1,787	100,429	(0.6)
NVR, Inc.	21	148,581	(0.9)
OGE Energy Corp.	16,860	560,426	(3.3)
OneMain Holdings, Inc.	22,421	1,067,240	(6.3)
O’Reilly Automotive, Inc.	798	816,394	(4.8)
Oshkosh Corp.	24,454	2,692,385	(15.9)
Otis Worldwide Corp.	5,560	491,726	(2.9)
Owens Corning	779	118,042	(0.7)
Paramount Global, Class B	198,423	2,894,992	(17.1)
Penske Automotive Group, Inc.	10,927	1,621,239	(9.6)
Perrigo Co. PLC	747	23,964	(0.1)
Pfizer, Inc.	46,997	1,272,679	(7.5)
Pool Corp.	173	64,226	(0.4)
Post Holdings, Inc.	23,448	2,177,616	(12.9)
Primo Water Corp.	29,387	429,258	(2.5)
Prudential Financial, Inc.	1,427	149,735	(0.9)
PulteGroup, Inc.	19,729	2,062,864	(12.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Pure Storage, Inc., Class A	8,565	$342,514	(2.0)%
QUALCOMM, Inc.	437	64,899	(0.4)
Qualys, Inc.	4,075	770,868	(4.6)
Regions Financial Corp.	3,983	74,363	(0.4)
Reinsurance Group of America, Inc.	18,568	3,228,790	(19.1)
ResMed, Inc.	642	122,108	(0.7)
RH	1,621	410,891	(2.4)
Robert Half, Inc.	3,298	262,323	(1.6)
Roche Holding AG - BR	1,491	455,491	(2.7)
S&P Global, Inc.	254	113,881	(0.7)
Sarepta Therapeutics, Inc.	1,270	151,117	(0.9)
SEI Investments Co.	7,802	493,398	(2.9)
Service Corp. International	34,879	2,341,078	(13.9)
Signify NV	13,132	399,352	(2.4)
Silicon Laboratories, Inc.	6,998	863,273	(5.1)
Skechers USA, Inc., Class A	14,442	901,758	(5.3)
Spotify Technology SA	19,038	4,099,833	(24.3)
Steel Dynamics, Inc.	259	31,259	(0.2)
Synchrony Financial	3,707	144,091	(0.9)
Synopsys, Inc.	1,347	718,422	(4.3)
Synovus Financial Corp.	48,852	1,839,766	(10.9)
Sysco Corp.	2,982	241,333	(1.4)
T Rowe Price Group, Inc.	3,604	390,854	(2.3)
TD SYNNEX Corp.	892	89,182	(0.5)
TE Connectivity Ltd.	18,314	2,604,068	(15.4)
Tenet Healthcare Corp.	5,023	415,603	(2.5)
Teradata Corp.	36,550	1,687,879	(10.0)
Teradyne, Inc.	18,719	1,808,068	(10.7)
Tetra Tech, Inc.	235	37,172	(0.2)
Toll Brothers, Inc.	8,027	797,482	(4.7)
Transocean Ltd.	17,361	94,791	(0.6)
Trex Co., Inc.	22,899	1,865,811	(11.0)
Truist Financial Corp.	12,071	447,351	(2.6)
U.S. Foods Holding Corp.	19,265	886,383	(5.2)
UFP Industries, Inc.	2,865	325,034	(1.9)
UGI Corp.	111,470	2,467,946	(14.6)
Ulta Beauty, Inc.	1,914	960,924	(5.7)
United Therapeutics Corp.	2,103	451,682	(2.7)
Valero Energy Corp.	17,762	2,467,142	(14.6)
Valmont Industries, Inc.	4,810	1,085,665	(6.4)
Veeva Systems, Inc., Class A	9,474	1,965,002	(11.6)
VeriSign, Inc.	30,392	6,044,361	(35.8)
Visa, Inc., Class A	7,020	1,918,285	(11.4)
Visteon Corp.	3,414	393,600	(2.3)
Vulcan Materials Co.	6,863	1,551,107	(9.2)
Wayfair, Inc., Class A	574	28,844	(0.2)
West Pharmaceutical Services, Inc.	1,664	620,722	(3.7)
Westinghouse Air Brake Technologies Corp.	20,020	2,634,031	(15.6)
Westlake Corp.	15,504	2,144,978	(12.7)
WEX, Inc.	12,354	2,525,034	(15.0)
Weyerhaeuser Co.	29,897	979,725	(5.8)
Workday, Inc., Class A	461	134,183	(0.8)
Zillow Group, Inc., Class C	23,221	1,319,882	(7.8)
Zions Bancorp NA	5,781	242,224	(1.4)
Zoetis, Inc., Class A	2,990	561,552	(3.3)

		221,087,078

41

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,688	$167,083	(1.0)%

Total Reference Entity — Long		447,175,589

Reference Entity — Short

Common Stocks

Australia
ANZ Group Holdings Ltd.	(22,034)	(390,503)	2.3
APA Group	(177,028)	(990,476)	5.9
ASX Ltd.	(118,630)	(5,146,028)	30.5
Aurizon Holdings Ltd.	(486,372)	(1,217,220)	7.2
Beach Energy Ltd.	(1,089,904)	(1,186,934)	7.0
Coles Group Ltd.	(118,800)	(1,251,403)	7.4
Commonwealth Bank of Australia	(21,403)	(1,656,156)	9.8
EBOS Group Ltd.	(22,374)	(518,912)	3.1
Endeavour Group Ltd.	(1,194,224)	(4,432,233)	26.2
Incitec Pivot Ltd.	(421,726)	(748,184)	4.4
Lottery Corp. Ltd.	(1,093,448)	(3,635,514)	21.5
Mineral Resources Ltd.	(17,869)	(699,952)	4.1
Mirvac Group	(1,145,809)	(1,633,915)	9.7
National Australia Bank Ltd.	(25,734)	(550,625)	3.3
NEXTDC Ltd.	(106,200)	(976,049)	5.8
Northern Star Resources Ltd.	(36,079)	(314,165)	1.9
Pilbara Minerals Ltd.	(34,171)	(79,034)	0.5
Qantas Airways Ltd.	(680,067)	(2,486,696)	14.7
Reece Ltd.	(82,999)	(1,240,803)	7.3
Santos Ltd.	(957,748)	(4,913,429)	29.1
SEEK Ltd.	(3,468)	(58,059)	0.3
Vicinity Ltd.	(23,664)	(31,892)	0.2
Wesfarmers Ltd.	(370,488)	(14,215,238)	84.2
Westpac Banking Corp.	(106,434)	(1,688,567)	10.0

		(50,061,987)

Austria
Voestalpine AG	(9,790)	(295,021)	1.7

Belgium
Anheuser-Busch InBev SA	(61,856)	(3,878,352)	23.0
Elia Group SA/NV	(5,659)	(690,925)	4.1

		(4,569,277)

Bermuda
RenaissanceRe Holdings Ltd.	(10,833)	(2,478,915)	14.7

Brazil
Yara International ASA	(967)	(32,435)	0.2

Canada
Canadian Apartment Properties REIT	(15,339)	(532,980)	3.2
Fairfax Financial Holdings Ltd.	(458)	(477,825)	2.8
iA Financial Corp., Inc.	(16,356)	(1,112,929)	6.6
Intact Financial Corp.	(6,019)	(942,121)	5.6
Loblaw Cos. Ltd.	(3,570)	(356,847)	2.1
Parkland Corp.	(4,788)	(163,543)	1.0
Peyto Exploration & Development Corp.	(49,999)	(481,953)	2.8
Quebecor, Inc., Class B	(59,214)	(1,441,123)	8.5
Rogers Communications, Inc., Class B	(10,105)	(471,829)	2.8
SNC-Lavalin Group, Inc.	(14,109)	(468,360)	2.8
TMX Group Ltd.	(14,965)	(370,437)	2.2

		(6,819,947)

Security	Shares	Value	% of Basket Value

China
Wilmar International Ltd.	(57,900)	$ (142,659)	0.8%

Denmark
Carlsberg A/S, Class B	(6,922)	(902,311)	5.3
Coloplast A/S, Class B	(9,392)	(1,095,780)	6.5
Danske Bank A/S	(146,466)	(3,979,066)	23.6
Vestas Wind Systems A/S	(3,697)	(105,586)	0.6

		(6,082,743)

Finland
Elisa OYJ	(9,828)	(453,929)	2.7
Fortum OYJ	(56,720)	(786,263)	4.6
Kesko OYJ, Class B	(45,489)	(900,305)	5.3
Neste OYJ	(31,918)	(1,113,630)	6.6
Nokia OYJ	(492,046)	(1,801,857)	10.7
Orion OYJ, Class B	(1,699)	(79,267)	0.5
UPM-Kymmene OYJ	(42,900)	(1,581,940)	9.4

		(6,717,191)

France
Adevinta ASA, Class B	(77,087)	(840,607)	5.0

Germany
AIXTRON SE	(1,854)	(69,884)	0.4
Bayer AG, Class N	(63,212)	(1,992,188)	11.8
Bechtle AG	(13,625)	(715,376)	4.3
Fresenius SE & Co. KGaA	(33,767)	(961,085)	5.7
Hannover Rueck SE, Class N	(1,549)	(376,342)	2.2
HelloFresh SE	(23,973)	(321,377)	1.9
Rheinmetall AG	(154)	(54,629)	0.3
Siemens Healthineers AG	(19,721)	(1,103,074)	6.5

		(5,593,955)

Hong Kong
CLP Holdings Ltd.	(28,500)	(226,547)	1.3

Ireland
Aercap Holdings NV	(30,599)	(2,342,659)	13.9

Israel
Elbit Systems Ltd.	(123)	(24,626)	0.1
Global-e Online Ltd.	(14,711)	(555,634)	3.3
ICL Group Ltd.	(10,797)	(47,661)	0.3
Mobileye Global, Inc., Class A	(35,056)	(906,548)	5.4
Teva Pharmaceutical Industries Ltd., ADR	(8,695)	(105,209)	0.6

		(1,639,678)

Italy
Assicurazioni Generali SpA	(64,213)	(1,450,766)	8.6
DiaSorin SpA	(2,440)	(227,482)	1.4
Eni SpA	(65,577)	(1,059,595)	6.3
Leonardo SpA	(31,854)	(563,825)	3.3
Nexi SpA	(6,427)	(49,958)	0.3
Poste Italiane SpA	(13,941)	(153,216)	0.9

		(3,504,842)

Japan
AGC, Inc.	(161,800)	(6,141,021)	36.4
Bridgestone Corp.	(1,900)	(82,567)	0.5
Chiba Bank Ltd.	(15,700)	(117,436)	0.7
Chubu Electric Power Co., Inc.	(7,100)	(93,008)	0.5
Chugai Pharmaceutical Co. Ltd.	(8,700)	(316,274)	1.9
Daiwa House REIT Investment Corp.	(15)	(26,759)	0.2
East Japan Railway Co.	(26,100)	(1,507,082)	8.9

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Food & Life Cos. Ltd.	(3,300)	$(66,268)	0.4%
Fukuoka Financial Group, Inc.	(11,100)	(275,269)	1.6
Iida Group Holdings Co. Ltd.	(25,000)	(381,265)	2.3
Japan Airport Terminal Co. Ltd.	(800)	(32,093)	0.2
Japan Metropolitan Fund Invest	(95)	(65,126)	0.4
Japan Real Estate Investment Corp.	(176)	(681,383)	4.0
JSR Corp.	(125,700)	(3,461,316)	20.5
Keisei Electric Railway Co. Ltd.	(2,300)	(105,154)	0.6
Kikkoman Corp.	(50,100)	(3,113,475)	18.4
Kintetsu Group Holdings Co. Ltd.	(33,400)	(1,040,847)	6.2
Kyushu Electric Power Co., Inc.	(18,300)	(138,324)	0.8
Kyushu Railway Co.	(7,000)	(155,326)	0.9
Lasertec Corp.	(24,800)	(6,514,952)	38.6
MatsukiyoCocokara & Co.	(29,100)	(534,081)	3.2
MinebeaMitsumi, Inc.	(5,500)	(114,745)	0.7
Mitsubishi Motors Corp.	(925,700)	(2,944,826)	17.4
Mitsui OSK Lines Ltd.	(15,100)	(547,337)	3.2
Nippon Building Fund, Inc.	(812)	(3,317,162)	19.6
Nippon Sanso Holdings Corp.	(21,100)	(540,007)	3.2
Nippon Yusen KK	(13,900)	(483,411)	2.9
Nissan Chemical Corp.	(2,700)	(108,752)	0.6
Rakus Co. Ltd.	(17,200)	(285,363)	1.7
Rakuten Bank Ltd.	(4,500)	(70,799)	0.4
Rohto Pharmaceutical Co. Ltd.	(11,400)	(235,579)	1.4
Secom Co. Ltd.	(3,800)	(278,563)	1.6
Seven & i Holdings Co. Ltd.	(29,600)	(1,180,145)	7.0
SG Holdings Co. Ltd.	(12,700)	(166,213)	1.0
Shimano, Inc.	(23,531)	(3,412,491)	20.2
Shinko Electric Industries Co. Ltd.	(21,200)	(791,328)	4.7
SMC Corp.	(5,700)	(3,203,954)	19.0
Sony Group Corp.	(13,500)	(1,336,574)	7.9
Square Enix Holdings Co. Ltd.	(7,300)	(288,013)	1.7
SUMCO Corp.	(137,600)	(2,106,585)	12.5
Sumitomo Forestry Co. Ltd.	(19,000)	(564,204)	3.3
Taiyo Yuden Co. Ltd.	(194,000)	(4,731,955)	28.0
TDK Corp.	(92,000)	(4,620,090)	27.4
Tobu Railway Co. Ltd.	(12,100)	(323,656)	1.9
Tohoku Electric Power Co., Inc.	(31,400)	(211,647)	1.3
Tokyo Electric Power Co Holdings, Inc.	(184,300)	(991,088)	5.9
Tokyo Gas Co. Ltd.	(1,900)	(44,079)	0.3
Tokyo Seimitsu Co. Ltd.	(1,000)	(65,372)	0.4
Tokyu Corp.	(43,300)	(513,109)	3.0
Toyo Tire Corp.	(106,100)	(1,773,741)	10.5
Visional, Inc.	(2,800)	(176,992)	1.0
Welcia Holdings Co. Ltd.	(77,400)	(1,317,672)	7.8
West Japan Railway Co.	(18,000)	(756,858)	4.5
Yamato Holdings Co. Ltd.	(68,000)	(1,187,147)	7.0
Yokohama Rubber Co. Ltd.	(26,000)	(621,074)	3.7

		(64,159,557)

Netherlands
ASM International NV	(1,196)	(670,640)	4.0
BE Semiconductor Industries NV	(288)	(43,815)	0.3
Heineken Holding NV	(17,695)	(1,504,664)	8.9
Heineken NV	(18,953)	(1,932,199)	11.4
IMCD NV	(1,718)	(265,929)	1.6
JDE Peet’s NV	(58,396)	(1,461,245)	8.6

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	(15,786)	$(450,017)	2.7%
Universal Music Group NV	(19,417)	(579,922)	3.4

		(6,908,431)

New Zealand
Auckland International Airport Ltd.	(273,535)	(1,428,406)	8.5
Fisher & Paykel Healthcare Corp. Ltd.	(146,745)	(2,148,252)	12.7
Mercury NZ Ltd.	(134,850)	(563,570)	3.3
Meridian Energy Ltd.	(119,359)	(409,844)	2.4
Spark New Zealand Ltd.	(520,982)	(1,714,821)	10.2

		(6,264,893)

Norway
Orkla ASA	(85,098)	(676,674)	4.0
Salmar ASA	(9,424)	(531,012)	3.1

		(1,207,686)

Portugal
Banco Comercial Portugues SA, R Shares	(968,462)	(284,436)	1.7

Singapore
CapitaLand Ascendas REIT	(654,400)	(1,425,829)	8.4
Genting Singapore Ltd.	(266,700)	(201,465)	1.2
Jardine Cycle & Carriage Ltd.	(8,700)	(168,993)	1.0
Oversea-Chinese Banking Corp. Ltd.	(24,200)	(232,779)	1.4
Singapore Exchange Ltd.	(45,500)	(319,695)	1.9
Singapore Technologies Engineering Ltd.	(154,300)	(430,193)	2.5
UOL Group Ltd.	(72,000)	(336,321)	2.0

		(3,115,275)

Spain
Amadeus IT Group SA	(11,617)	(824,853)	4.9
CaixaBank SA	(11,641)	(49,637)	0.3
Cellnex Telecom SA	(17,516)	(682,528)	4.0
Corp. ACCIONA Energias Renovables SA	(373)	(9,826)	0.1
Iberdrola SA	(16,135)	(195,883)	1.2
Redeia Corp SA	(321)	(5,364)	0.0

		(1,768,091)

Sweden
Boliden AB	(17,878)	(478,537)	2.8
Castellum AB	(93,934)	(1,219,240)	7.2
Epiroc AB, Class A	(36,455)	(649,557)	3.8
Epiroc AB, Class B	(2,694)	(42,357)	0.3
EQT AB	(12,929)	(349,839)	2.1
Evolution Ab	(2,097)	(246,752)	1.5
Getinge AB, Class B	(12,141)	(261,663)	1.5
Industrivarden AB, Class A	(13)	(413)	0.0
Investment AB Latour, Class B	(6,680)	(169,327)	1.0
Lifco AB, Class B	(13,218)	(321,503)	1.9
Sandvik Ab	(60,117)	(1,272,895)	7.5
Skandinaviska Enskilda Banken AB, Class A	(339,075)	(4,853,574)	28.7
Skanska AB, B Shares	(21,882)	(382,405)	2.3
Svenska Cellulosa AB SCA, Class B	(58,957)	(809,312)	4.8
Svenska Handelsbanken AB, A Shares	(377,172)	(4,080,495)	24.2
Swedbank AB, A Shares	(155,940)	(3,201,929)	19.0

		(18,339,798)

Switzerland
Bachem Holding AG, Class N	(4,695)	(316,966)	1.9
Baloise Holding AG, Class N	(10,158)	(1,630,560)	9.7
Barry Callebaut AG, Class N	(891)	(1,309,467)	7.7

43

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Cie Financiere Richemont SA, Registered Shares	(10,811)	$(1,602,523)	9.5%
EMS-Chemie Holding AG, Registered Shares	(861)	(655,298)	3.9
Julius Baer Group Ltd., Class N	(45,775)	(2,491,952)	14.8
On Holding AG, Class A	(29,725)	(789,496)	4.7
SIG Group AG	(14,309)	(299,998)	1.8
Swatch Group AG	(2,142)	(507,236)	3.0
Swiss Life Holding AG, Class N	(6,314)	(4,568,942)	27.0
Swisscom AG, Class N	(17,335)	(10,455,686)	61.9
UBS Group AG	(5,281)	(159,340)	0.9

		(24,787,464)

Thailand
Fabrinet	(9,529)	(2,034,537)	12.0

United Kingdom
Admiral Group PLC	(19,672)	(628,353)	3.7
Barratt Developments PLC	(115,562)	(791,039)	4.7
Beazley PLC	(39,303)	(271,651)	1.6
DS Smith PLC	(177,369)	(635,286)	3.8
Howden Joinery Group PLC	(46,125)	(469,069)	2.8
JD Sports Fashion PLC	(310,698)	(460,777)	2.7
JET2 PLC	(27,750)	(471,822)	2.8
Legal & General Group PLC	(432,417)	(1,396,850)	8.3
Lloyds Banking Group PLC	(2,522,602)	(1,358,335)	8.0
Ocado Group PLC	(21,588)	(148,611)	0.9
Persimmon PLC	(18,181)	(336,310)	2.0
Reckitt Benckiser Group PLC	(27,251)	(1,978,741)	11.7
Rentokil Initial PLC	(199,398)	(1,031,451)	6.1
Severn Trent PLC	(1,227)	(40,414)	0.2
SSE PLC	(115,960)	(2,481,122)	14.7
Vistry Group PLC	(166,249)	(2,111,822)	12.5

		(14,611,653)

United States
10X Genomics, Inc., Class A	(12,174)	(507,291)	3.0
Accenture PLC, Class A	(3,158)	(1,149,133)	6.8
Aflac, Inc.	(80,098)	(6,755,465)	40.0
Agree Realty Corp.	(23,993)	(1,430,223)	8.5
Air Lease Corp., Class A	(11,850)	(495,449)	2.9
Airbnb, Inc., Class A	(16,653)	(2,400,363)	14.2
Albemarle Corp.	(10,441)	(1,198,000)	7.1
Alight, Inc., Class A	(137,468)	(1,226,215)	7.3
Alliant Energy Corp.	(48,508)	(2,360,399)	14.0
Allstate Corp.	(39,168)	(6,080,832)	36.0
Amcor PLC	(127,896)	(1,206,059)	7.1
Americold Realty Trust, Inc.	(10,457)	(287,568)	1.7
Amkor Technology, Inc.	(28,172)	(891,926)	5.3
Amphenol Corp., Class A	(29,362)	(2,968,498)	17.6
Annaly Capital Management, Inc.	(17,009)	(326,403)	1.9
Antero Midstream Corp.	(4,104)	(50,233)	0.3
Apellis Pharmaceuticals, Inc.	(8,677)	(549,167)	3.3
Apollo Global Management, Inc.	(46,949)	(4,713,680)	27.9
Asana, Inc., Class A	(9,953)	(173,381)	1.0
Aspen Technology, Inc.	(4,398)	(844,372)	5.0
ATI, Inc.	(14,663)	(599,277)	3.5
Avantor, Inc.	(17,415)	(400,371)	2.4
Ball Corp.	(18,944)	(1,050,445)	6.2
Bath & Body Works, Inc.	(16,184)	(690,409)	4.1
Berry Global Group, Inc.	(4,932)	(322,849)	1.9
BJ’s Wholesale Club Holdings, Inc.	(19,421)	(1,249,547)	7.4
Blue Owl Capital, Inc., Class A	(56,710)	(881,273)	5.2
Boston Scientific Corp.	(13,674)	(865,017)	5.1

Security	Shares	Value	% of Basket Value

United States (continued)
Braze, Inc., Class A	(6,219)	$(336,137)	2.0%
BWX Technologies, Inc.	(16,691)	(1,359,983)	8.1
Cboe Global Markets, Inc.	(3,322)	(610,750)	3.6
Celanese Corp., Class A	(14,540)	(2,127,057)	12.6
CF Industries Holdings, Inc.	(6,742)	(509,088)	3.0
Chart Industries, Inc.	(1,188)	(138,663)	0.8
Chesapeake Energy Corp.	(22,399)	(1,727,187)	10.2
Chipotle Mexican Grill, Inc.	(323)	(778,033)	4.6
Chord Energy Corp.	(18,262)	(2,807,965)	16.6
Chubb Ltd.	(585)	(143,325)	0.8
Churchill Downs, Inc.	(11,325)	(1,369,985)	8.1
Civitas Resources, Inc.	(16,874)	(1,093,604)	6.5
Coherent Corp.	(43,309)	(2,058,910)	12.2
Coinbase Global, Inc., Class A	(5,391)	(691,126)	4.1
Columbia Sportswear Co.	(2,982)	(236,353)	1.4
Concentrix Corp.	(1,258)	(111,798)	0.7
Confluent, Inc., Class A	(41,871)	(936,236)	5.5
Constellation Energy Corp.	(18,799)	(2,293,478)	13.6
Cooper Cos., Inc.	(6,014)	(2,243,402)	13.3
Coty, Inc., Class A	(41,964)	(506,925)	3.0
Crane Co.	(17,273)	(2,143,752)	12.7
Dollar General Corp.	(18,192)	(2,402,617)	14.2
Dollar Tree, Inc.	(15,207)	(1,986,338)	11.8
DoorDash, Inc., Class A	(6,101)	(635,724)	3.8
DoubleVerify Holdings, Inc.	(1,279)	(51,173)	0.3
Doximity, Inc., Class A	(27,804)	(749,318)	4.4
Duke Energy Corp.	(24,547)	(2,352,339)	13.9
Dun & Bradstreet Holdings, Inc.	(55,309)	(641,031)	3.8
Duolingo, Inc., Class A	(11,226)	(2,008,219)	11.9
DXC Technology Co.	(30,807)	(671,593)	4.0
Element Solutions, Inc.	(15,713)	(349,300)	2.1
Endeavor Group Holdings, Inc., Class A	(9,439)	(233,615)	1.4
Entegris, Inc.	(2,626)	(309,080)	1.8
Equifax, Inc.	(4,214)	(1,029,649)	6.1
Erie Indemnity Co., Class A	(1,782)	(616,269)	3.6
Estee Lauder Cos., Inc., Class A	(15,193)	(2,005,324)	11.9
Exelon Corp.	(20,116)	(700,238)	4.1
Extra Space Storage, Inc.	(19,456)	(2,810,225)	16.6
F&G Annuities & Life, Inc.	(1)	(45)	0.0
Ferguson PLC	(292)	(54,833)	0.3
Fifth Third Bancorp	(22,446)	(768,551)	4.6
First Citizens BancShares, Inc., Class A	(277)	(418,270)	2.5
Fluence Energy, Inc., Class A	(15,823)	(314,403)	1.9
Freshworks, Inc., Class A	(47,899)	(1,063,358)	6.3
Gaming and Leisure Properties, Inc.	(41,280)	(1,884,432)	11.2
GE HealthCare, Inc.	(20,541)	(1,506,888)	8.9
Gitlab, Inc., Class A	(20,353)	(1,447,302)	8.6
Graphic Packaging Holding Co.	(61,976)	(1,581,008)	9.4
Haleon PLC	(915,417)	(3,735,029)	22.1
Hasbro, Inc.	(7,774)	(380,537)	2.3
HB Fuller Co.	(317)	(24,019)	0.1
Healthcare Realty Trust, Inc.	(163,726)	(2,637,626)	15.6
Hexcel Corp.	(6,730)	(446,805)	2.6
Howmet Aerospace, Inc.	(38,520)	(2,167,135)	12.8
Hyatt Hotels Corp., Class A	(27,736)	(3,560,470)	21.1
Immunovant, Inc.	(3,461)	(126,015)	0.7
Inari Medical, Inc.	(495)	(28,190)	0.2
Ingersoll Rand, Inc.	(66,218)	(5,288,169)	31.3
Interactive Brokers Group, Inc., Class A	(50,491)	(4,481,076)	26.5
International Business Machines Corp.	(41,630)	(7,645,766)	45.3
International Flavors & Fragrances, Inc.	(11,127)	(897,726)	5.3

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
International Game Technology PLC	(1)	$(26)	0.0%
Interpublic Group of Cos., Inc.	(74,375)	(2,453,631)	14.5
Intra-Cellular Therapies, Inc.	(21,638)	(1,457,103)	8.6
Joby Aviation, Inc., Class A	(7,894)	(43,101)	0.3
Keurig Dr. Pepper, Inc.	(195,686)	(6,152,368)	36.4
Kite Realty Group Trust	(104,406)	(2,234,288)	13.2
KKR & Co., Inc., Class A	(5,378)	(465,627)	2.8
L3Harris Technologies, Inc.	(8,079)	(1,683,825)	10.0
Laboratory Corp. of America Holdings	(15,265)	(3,393,409)	20.1
Lantheus Holdings, Inc.	(21,141)	(1,097,852)	6.5
Levi Strauss & Co., Class A	(30,199)	(491,640)	2.9
Linde PLC	(1,573)	(636,798)	3.8
Loews Corp.	(21,447)	(1,562,628)	9.3
MACOM Technology Solutions Holdings, Inc., Class H	(8,953)	(772,017)	4.6
Madison Square Garden Sports Corp., Class A	(4,045)	(748,729)	4.4
MarketAxess Holdings, Inc.	(1,247)	(281,211)	1.7
Marriott International, Inc., Class A	(2,064)	(494,803)	2.9
Masimo Corp.	(1,774)	(228,740)	1.4
Matador Resources Co.	(12,770)	(700,945)	4.2
Mueller Industries, Inc.	(14,346)	(688,608)	4.1
Murphy Oil Corp.	(10,135)	(392,225)	2.3
National Storage Affiliates Trust	(61,790)	(2,307,856)	13.7
New Fortress Energy, Inc., Class A	(7,177)	(238,492)	1.4
New York Community Bancorp, Inc., Class A	(10,529)	(68,123)	0.4
News Corp., Class A	(37,044)	(912,764)	5.4
Noble Corp. PLC	(47,059)	(2,076,714)	12.3
Nordson Corp.	(3,409)	(858,113)	5.1
Norwegian Cruise Line Holdings Ltd.	(4,806)	(85,547)	0.5
nVent Electric PLC	(11,261)	(676,110)	4.0
Omnicom Group, Inc.	(19,749)	(1,784,915)	10.6
ON Semiconductor Corp.	(19,335)	(1,375,299)	8.1
Onto Innovation, Inc.	(7,631)	(1,232,406)	7.3
Organon & Co.	(26,607)	(443,007)	2.6
Parsons Corp.	(39,477)	(2,571,927)	15.2
PayPal Holdings, Inc.	(28,717)	(1,761,788)	10.4
Penumbra, Inc.	(552)	(139,209)	0.8
Permian Resources Corp., Class A	(107,856)	(1,453,899)	8.6
PG&E Corp.	(115,512)	(1,948,687)	11.5
Pinnacle Financial Partners, Inc.	(5,514)	(487,327)	2.9
Planet Fitness, Inc., Class A	(1,159)	(78,534)	0.5
PNC Financial Services Group, Inc.	(614)	(92,843)	0.6
Primerica, Inc.	(603)	(141,198)	0.8
Procore Technologies, Inc.	(884)	(63,109)	0.4
PTC, Inc.	(4,217)	(761,801)	4.5
Public Service Enterprise Group, Inc.	(14,112)	(818,355)	4.8
QIAGEN NV	(8,805)	(382,888)	2.3
Quest Diagnostics, Inc.	(4,115)	(528,489)	3.1
R1 RCM, Inc.	(3,362)	(34,427)	0.2
Rambus, Inc.	(879)	(60,238)	0.4
Range Resources Corp.	(8,188)	(237,780)	1.4
Raymond James Financial, Inc.	(9,604)	(1,058,169)	6.3
Regal Rexnord Corp., Registered Shares	(2,811)	(375,156)	2.2
Rithm Capital Corp.	(211,150)	(2,259,305)	13.4
Rivian Automotive, Inc., Class A	(15,162)	(232,130)	1.4
RLI Corp.	(3,229)	(440,339)	2.6
Robinhood Markets, Inc., Class A	(67,288)	(722,673)	4.3
Ross Stores, Inc.	(2,896)	(406,251)	2.4
Ryman Hospitality Properties, Inc.	(6,334)	(696,107)	4.1
Samsara, Inc., Class A	(23,238)	(729,673)	4.3
Selective Insurance Group, Inc.	(4,994)	(523,671)	3.1
SentinelOne, Inc., Class A	(20,999)	(562,773)	3.3

Security	Shares	Value	% of Basket Value

United States (continued)
SharkNinja, Inc.	(5,124)	$(239,393)	1.4%
Shockwave Medical, Inc.	(1,986)	(449,333)	2.7
Simpson Manufacturing Co., Inc.	(418)	(75,654)	0.4
SoFi Technologies, Inc.	(144,422)	(1,130,824)	6.7
SolarEdge Technologies, Inc.	(17,555)	(1,167,407)	6.9
SouthState Corp.	(14,924)	(1,240,184)	7.3
SPS Commerce, Inc.	(1,312)	(241,146)	1.4
STAG Industrial, Inc.	(32,688)	(1,207,495)	7.1
Starwood Property Trust, Inc.	(42,898)	(872,116)	5.2
State Street Corp.	(13,403)	(990,080)	5.9
STERIS PLC	(9,486)	(2,076,960)	12.3
Sun Communities, Inc.	(693)	(86,868)	0.5
Super Micro Computer, Inc.	(933)	(494,126)	2.9
Take-Two Interactive Software, Inc.	(17,520)	(2,889,574)	17.1
Teledyne Technologies, Inc.	(3,007)	(1,258,339)	7.5
Teleflex, Inc.	(6,893)	(1,673,827)	9.9
Tenable Holdings, Inc.	(9,725)	(458,048)	2.7
Tenaris SA	(58,098)	(929,844)	5.5
Terreno Realty Corp.	(9,100)	(543,543)	3.2
Tesla, Inc.	(8,813)	(1,650,587)	9.8
TKO Group Holdings, Inc., Class A	(17,145)	(1,434,865)	8.5
Tradeweb Markets, Inc., Class A	(8,093)	(771,991)	4.6
Tyler Technologies, Inc.	(2,677)	(1,131,702)	6.7
Union Pacific Corp.	(13,760)	(3,356,477)	19.9
United Rentals, Inc.	(1,275)	(797,385)	4.7
Valaris Ltd.	(24,042)	(1,487,479)	8.8
Valley National Bancorp	(60,890)	(585,762)	3.5
Valvoline, Inc.	(11,606)	(423,503)	2.5
Vaxcyte, Inc.	(12,081)	(862,825)	5.1
Veralto Corp.	(3,383)	(259,442)	1.5
Viatris, Inc.	(6,325)	(74,445)	0.4
Vontier Corp.	(26,259)	(908,299)	5.4
Voya Financial, Inc.	(810)	(58,620)	0.3
Warner Music Group Corp., Class A	(15,985)	(583,293)	3.5
Webster Financial Corp.	(13,233)	(654,769)	3.9
Welltower, Inc.	(56,422)	(4,881,067)	28.9
Whirlpool Corp.	(8,248)	(903,321)	5.3
Wolfspeed, Inc.	(19,002)	(618,515)	3.7
Wyndham Hotels & Resorts, Inc.	(4,560)	(355,361)	2.1
XPO, Inc.	(7,539)	(644,132)	3.8
YETI Holdings, Inc.	(10,598)	(465,994)	2.8
ZoomInfo Technologies, Inc., CLass A	(24,805)	(397,872)	2.4

		(224,847,440)

Preferred Stocks

Germany
Sartorius AG	(3,332)	(1,230,380)	7.3
Volkswagen AG	(24,281)	(3,156,771)	18.7

		(4,387,151)

Total Reference Entity — Short		(464,064,875)

Net Value of Reference Entity — BNP Paribas SA		$(16,889,286)

45

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25 — 11/17/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	122,639	$88,617	12.8%
Accent Group Ltd.	70,619	94,268	13.6
Alumina Ltd.	680,546	519,092	75.0
AMP Ltd.	1,685,723	1,035,827	149.7
Austal Ltd.	193,010	259,856	37.6
Bega Cheese Ltd.	155,080	383,225	55.4
Boral Ltd.	207,156	725,043	104.8
Challenger Ltd.	51,648	222,372	32.1
CSR Ltd.	157,956	721,701	104.3
Data#3 Ltd.	46,209	297,389	43.0
Downer EDI Ltd.	292,693	808,148	116.8
GrainCorp Ltd., Class A	97,448	519,111	75.0
Growthpoint Properties Australia Ltd.	148,769	236,348	34.2
NRW Holdings Ltd.	108,881	195,421	28.3
Pinnacle Investment Management Group Ltd.	23,930	160,226	23.2
Regis Resources Ltd., Registered Shares	90,512	125,144	18.1
Ridley Corp. Ltd.	24,642	45,687	6.6
Silver Lake Resources Ltd.	412,094	329,136	47.6
SiteMinder Ltd.	38,739	134,531	19.4
Star Entertainment Grp Ltd.	257,468	94,703	13.7
Steadfast Group Ltd.	60,716	238,377	34.5
Technology One Ltd.	76,499	793,154	114.7
Ventia Services Group Pty Ltd.	83,878	182,566	26.4

		8,209,942

Austria
ANDRITZ AG	19,067	1,188,827	171.9
Kontron AG	11,662	274,131	39.6
Wienerberger AG	761	26,108	3.8

		1,489,066

Belgium
Proximus SADP	84,793	814,128	117.7
Shurgard Self Storage Ltd.	1,773	83,304	12.0

		897,432

Canada
AbCellera Biologics, Inc.	84,624	432,429	62.5
Advantage Energy Ltd.	5,309	34,863	5.0
Aecon Group, Inc.	23,883	245,730	35.5
Ag Growth International, Inc.	1,812	76,163	11.0
Artis Real Estate Investment Trust	47,134	228,453	33.0
Canfor Corp.	46,560	564,382	81.6
Centerra Gold, Inc.	21,147	111,631	16.1
Crombie Real Estate Investment Trust	33,043	334,323	48.3
Doman Building Materials Group Ltd.	4,793	28,013	4.0
DREAM Unlimited Corp., Class A	5,517	97,386	14.1
Dye & Durham Ltd.	17,303	168,221	24.3
Innergex Renewable Energy, Inc.	169,816	1,160,472	167.8
Interfor Corp.	36,477	564,835	81.7
Laurentian Bank of Canada	4,331	85,544	12.4
Major Drilling Group International, Inc.	4,341	26,827	3.9
Nexus Industrial REIT	8,736	52,423	7.6
North American Construction Group Ltd.	9,455	217,665	31.5
Novagold Resources, Inc.	5,408	13,815	2.0

Security	Shares	Value	% of Basket Value

Canada (continued)
Obsidian Energy Ltd.	54,556	$372,450	53.8%
Pason Systems, Inc.	4,199	46,078	6.7
Silvercorp Metals, Inc.	14,610	34,699	5.0
Stelco Holdings, Inc.	2,818	90,555	13.1
Topaz Energy Corp.	20,248	293,054	42.4

		5,280,011

Denmark
H Lundbeck A/S, Class B	51,671	265,102	38.3

Finland
Outokumpu OYJ	182,893	788,235	113.9

Georgia
Bank of Georgia Group PLC	2,328	112,216	16.2
TBC Bank Group PLC	2,924	108,478	15.7

		220,694

Germany
Aurubis AG	2,177	158,762	22.9
Auto1 Group SE	87,201	367,268	53.1
Bilfinger SE	10,362	444,815	64.3
CompuGroup Medical SE & Co. KgaA	6,708	290,682	42.0
Deutsche Pfandbriefbank AG	16,413	100,010	14.5
Deutsche Wohnen SE	11,269	277,384	40.1
Deutz AG	23,730	145,023	21.0
Duerr AG	14,127	327,197	47.3
Grand City Properties SA	49,957	490,178	70.9
Hypoport SE	490	105,208	15.2
METRO AG	23,871	162,885	23.5
SAF-Holland SE	17,284	282,802	40.9
Salzgitter AG	9,605	271,046	39.2
Suedzucker AG	12,360	176,776	25.5
TUI AG	215,776	1,505,982	217.7
Uniper SE	551	35,483	5.1
United Internet AG, Class N	39,273	1,043,989	150.9

		6,185,490

Ireland
Cimpress PLC	1,406	105,759	15.3
Greencore Group PLC	146,157	190,414	27.5

		296,173

Israel
Alony Hetz Properties & Investments Ltd.	11,757	86,445	12.5
Delek Group Ltd.	1,941	233,101	33.7
Kornit Digital Ltd.	8,276	141,602	20.5
Plus500 Ltd.	7,838	178,062	25.7

		639,210

Italy
Banca IFIS SpA	11,817	207,203	30.0
Banca Popolare di Sondrio SpA	58,564	449,958	65.0
Brunello Cucinelli SpA	6,042	606,172	87.6
Buzzi SpA	9,012	310,144	44.8
Credito Emiliano SpA	13,705	126,220	18.2
De’ Longhi SpA	6,229	204,456	29.6
Hera SpA	28,470	101,536	14.7
Maire Tecnimont SpA	8,862	46,686	6.7
Sesa SpA	1,202	165,122	23.9
Unipol Gruppo SpA	53,757	336,053	48.6
Webuild SpA	72,962	155,452	22.5

		2,709,002

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan
77 Bank Ltd.	18,900	$457,965	66.2%
Acom Co. Ltd.	14,400	37,223	5.4
Aisan Industry Co. Ltd.	41,300	388,857	56.2
Alfresa Holdings Corp.	144,400	2,385,855	344.9
Amano Corp.	2,200	51,192	7.4
Avex, Inc.	10,200	98,783	14.3
AZ-COM MARUWA Holdings, Inc.	48,600	505,401	73.1
BML, Inc.	8,200	160,027	23.1
Cellebrite Di Ltd.	52,113	471,102	68.1
Coca-Cola Bottlers Japan Holdings, Inc.	48,600	663,347	95.9
Comture Corp.	4,100	51,203	7.4
Create Restaurants Holdings, Inc.	100,400	761,002	110.0
Create SD Holdings Co. Ltd.	10,500	229,834	33.2
Daicel Corp.	163,700	1,617,262	233.8
Daiichikosho Co. Ltd.	15,500	214,031	30.9
Dentsu Soken, Inc.	2,800	105,625	15.3
Doutor Nichires Holdings Co. Ltd.	19,300	287,361	41.5
DTS Corp.	8,100	201,220	29.1
Elecom Co. Ltd.	4,700	55,199	8.0
Elematec Corp.	6,000	73,365	10.6
Financial Partners Group Co. Ltd.	21,600	250,121	36.2
FULLCAST Holdings Co. Ltd.	17,500	213,350	30.8
Furukawa Electric Co. Ltd.	52,500	963,032	139.2
Fuyo General Lease Co. Ltd.	2,800	252,715	36.5
Glory Ltd.	20,800	431,683	62.4
Hanwa Co. Ltd.	1,800	66,458	9.6
Hazama Ando Corp.	36,400	296,779	42.9
Heiwa Real Estate Co. Ltd.	8,300	221,546	32.0
Heiwado Co. Ltd.	21,300	320,721	46.4
Hiday Hidaka Corp.	24,500	498,162	72.0
Hino Motors Ltd.	100,300	344,709	49.8
Hioki EE Corp.	3,100	138,854	20.1
Hokuriku Electric Power Co.	55,800	275,541	39.8
Inaba Denki Sangyo Co. Ltd.	4,100	98,909	14.3
Ishihara Sangyo Kaisha Ltd.	23,800	256,626	37.1
Itochu Enex Co. Ltd.	15,100	163,347	23.6
Itoham Yonekyu Holdings, Inc.	8,500	240,412	34.8
Itoki Corp.	21,300	218,795	31.6
Japan Elevator Service Holdings Co. Ltd.	12,200	186,178	26.9
JTEKT Corp.	175,800	1,621,610	234.4
Kaken Pharmaceutical Co. Ltd.	9,800	233,662	33.8
Kandenko Co. Ltd.	57,900	600,741	86.8
Kaneka Corp.	5,400	132,581	19.2
Kewpie Corp.	28,600	513,621	74.3
Kissei Pharmaceutical Co. Ltd.	3,300	71,164	10.3
Kitz Corp.	12,000	99,067	14.3
Kokuyo Co. Ltd.	30,300	489,947	70.8
Kyoritsu Maintenance Co. Ltd.	30,500	1,255,774	181.5
Lion Corp.	74,100	665,678	96.2
Mani, Inc.	44,000	616,706	89.2
Maxell Ltd.	50,600	560,331	81.0
Megmilk Snow Brand Co. Ltd.	8,200	129,771	18.8
Meidensha Corp.	10,700	193,572	28.0
MEITEC Group Holdings, Inc.	12,000	239,677	34.7
Micronics Japan Co. Ltd.	13,100	390,767	56.5
MIRAIT ONE Corp.	14,800	196,716	28.4
MIXI, Inc.	15,200	263,168	38.0
Modec, Inc.	31,800	499,293	72.2
Morinaga & Co. Ltd.	60,400	1,163,002	168.1
Nippon Light Metal Holdings Co. Ltd.	28,400	353,189	51.1
Nittetsu Mining Co. Ltd.	2,300	82,791	12.0

Security	Shares	Value	% of Basket Value

Japan (continued)
NOK Corp.	52,000	$695,430	100.5%
Nomura Co. Ltd.	44,500	264,721	38.3
Noritz Corp.	19,300	205,236	29.7
NTN Corp.	677,700	1,247,362	180.3
Okamura Corp.	12,800	192,266	27.8
Oki Electric Industry Co. Ltd.	9,200	64,551	9.3
Onward Holdings Co. Ltd.	8,500	31,504	4.6
Optex Group Co. Ltd.	7,800	97,747	14.1
Prima Meat Packers Ltd.	1,600	26,419	3.8
Relo Group, Inc.	14,600	148,041	21.4
San-Ai Obbli Co. Ltd.	7,800	88,814	12.8
Sanki Engineering Co. Ltd.	20,000	258,984	37.4
Sanyo Chemical Industries Ltd.	1,600	47,215	6.8
Sato Holdings Corp.	8,500	126,180	18.2
Seino Holdings Co. Ltd.	17,300	255,109	36.9
Shibaura Machine Co. Ltd.	9,200	224,692	32.5
Sodick Co. Ltd.	30,600	148,483	21.5
Sohgo Security Services Co. Ltd.	146,300	806,533	116.6
Starts Corp., Inc.	8,600	178,092	25.8
Sumitomo Mitsui Construction Co. Ltd.	40,800	115,512	16.7
Systena Corp.	26,900	54,907	7.9
Tadano Ltd.	23,800	195,587	28.3
Taikisha Ltd.	4,500	134,617	19.5
Teijin Ltd.	51,900	481,024	69.5
Toa Corp.	500	13,342	1.9
Tokai Rika Co. Ltd.	22,100	352,318	50.9
Topcon Corp.	54,600	633,181	91.5
Tosei Corp.	10,100	147,305	21.3
Towa Pharmaceutical Co. Ltd.	11,800	207,732	30.0
Toyo Ink SC Holdings Co. Ltd.	5,300	98,987	14.3
Toyo Seikan Group Holdings Ltd.	28,400	455,522	65.9
Toyoda Gosei Co. Ltd.	57,800	1,125,102	162.6
Toyota Boshoku Corp.	362,400	6,007,495	868.4
TS Tech Co. Ltd.	25,500	325,297	47.0
TSI Holdings Co. Ltd.	55,400	260,108	37.6
Tsubakimoto Chain Co.	10,100	294,760	42.6
Tv Tokyo Holdings Corp.	4,100	86,887	12.6
Wacom Co. Ltd.	85,400	396,835	57.4
YAMABIKO Corp.	13,800	155,997	22.6
Yamazen Corp.	30,000	258,257	37.3
Yaoko Co. Ltd.	7,000	406,506	58.8
Yokogawa Bridge Holdings Corp.	4,400	85,925	12.4
Yuasa Trading Co. Ltd.	6,400	215,256	31.1

		42,242,458

Netherlands
Eurocommercial Properties NV	4,433	100,699	14.6
Koninklijke BAM Groep NV	100,202	279,503	40.4
PostNL NV	213,474	315,236	45.6
TomTom NV	18,792	128,895	18.6

		824,333

Norway
Aker Solutions ASA	52,774	198,912	28.7
Elkem ASA	128,249	270,312	39.1
Odfjell Drilling Ltd.	32,454	122,141	17.7
Wallenius Wilhelmsen ASA	19,191	189,163	27.3

		780,528

47

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Portugal
Mota-Engil SGPS SA	39,368	$227,888	32.9%
Sonae SGPS SA	445,253	436,229	63.1

		664,117

Singapore
BW LPG Ltd.	19,244	240,003	34.7

South Korea
Magnachip Semiconductor Corp.	5,594	36,529	5.3

Spain
Atlantica Sustainable Infrastructure PLC	23,882	458,057	66.2
Indra Sistemas SA	51,825	931,578	134.7
Inmobiliaria Colonial Socimi SA	94,894	578,451	83.6
Merlin Properties Socimi SA	83,058	857,229	123.9
Obrascon Huarte Lain SA	560,350	248,828	36.0

		3,074,143

Sweden
Modern Times Group MTG AB, Class B	59,154	456,403	66.0

Switzerland
DKSH Holding AG	9,648	679,427	98.2
Inficon Holding AG, Class N	37	56,596	8.2
IWG PLC	177,170	421,580	60.9

		1,157,603

United Kingdom
Capricorn Energy PLC	118,362	218,572	31.6
CVS Group PLC	6,361	136,648	19.8
Deliveroo PLC, Class A	324,731	485,838	70.2
Firstgroup PLC	54,641	115,562	16.7
Gamma Communications PLC	1,154	17,532	2.5
Investec PLC	169,041	1,105,552	159.8
John Wood Group PLC	88,904	176,986	25.6
Jupiter Fund Management PLC	121,553	122,296	17.7
Just Group PLC	6,656	7,203	1.0
Keller Group PLC	6,967	77,489	11.2
Kier Group PLC	115,765	188,219	27.2
Mitchells & Butlers PLC	38,798	128,426	18.6
Mitie Group PLC	470,159	618,672	89.4
Morgan Sindall Group PLC	7,815	225,266	32.6
NCC Group PLC	75,839	117,004	16.9
Nomad Foods Ltd.	32,666	587,661	84.9
OSB Group PLC	107,471	614,055	88.8
Paragon Banking Group PLC	31,956	285,867	41.3
Playtech Plc	107,631	608,705	88.0
Redde Northgate PLC	74,489	336,560	48.7
S4 Capital PLC	77,452	43,372	6.3
TP ICAP Group PLC	380,379	905,113	130.8
Vesuvius PLC	8,135	49,198	7.1
Workspace Group PLC	24,314	160,564	23.2

		7,332,360

United States
1-800-Flowers.com, Inc., Class A	27,601	287,050	41.5
Accel Entertainment, Inc., Class A	20,406	209,161	30.2
Accolade, Inc.	5,144	58,230	8.4
Addus HomeCare Corp.	3,327	288,118	41.6
Agilysys, Inc.	950	79,525	11.5
Allient, Inc.	9,142	254,696	36.8
Alpha & Omega Semiconductor Ltd.	9,803	251,545	36.4
American Assets Trust, Inc.	28,610	641,722	92.8
American Vanguard Corp.	12,345	134,807	19.5

Security	Shares	Value	% of Basket Value

United States (continued)
American Woodmark Corp.	3,647	$332,898	48.1%
Anywhere Real Estate, Inc.	70,623	502,836	72.7
Apogee Enterprises, Inc.	16,692	881,505	127.4
Argan, Inc.	4,631	205,292	29.7
AssetMark Financial Holdings, Inc.	4,857	148,964	21.5
Atea Pharmaceuticals, Inc.	55,400	230,464	33.3
Banc of California, Inc.	37,524	517,081	74.7
Beazer Homes USA, Inc.	13,784	437,642	63.3
Benchmark Electronics, Inc.	17,847	484,011	70.0
Berry Corp.	20,900	140,239	20.3
BigCommerce Holdings, Inc., Series-1	4,479	36,638	5.3
BlueLinx Holdings, Inc.	7,469	861,474	124.5
Brady Corp., Class A	1,695	102,090	14.8
Brandywine Realty Trust	54,441	258,050	37.3
Brightsphere Investment Group, Inc.	11,779	260,551	37.7
Cantaloupe, Inc.	7,026	47,847	6.9
Capitol Federal Financial, Inc.	41,213	261,290	37.8
Cars.com, Inc.	23,220	404,725	58.5
Castle Biosciences, Inc.	15,854	365,910	52.9
Central Garden & Pet Co., Class A	6,063	250,281	36.2
Century Communities, Inc.	2,554	221,432	32.0
Cerence, Inc.	13,446	269,189	38.9
Chegg, Inc.	38,218	376,447	54.4
Clean Energy Fuels Corp.	6,550	19,323	2.8
CommVault Systems, Inc.	15,824	1,450,744	209.7
Comstock Resources, Inc.	27,383	213,861	30.9
ConnectOne Bancorp, Inc.	5,544	126,625	18.3
Corcept Therapeutics, Inc.	23,730	500,703	72.4
Coursera, Inc.	25,407	486,290	70.3
CRA International, Inc.	812	87,079	12.6
Cracker Barrel Old Country Store, Inc.	850	65,748	9.5
CS Disco, Inc.	13,125	107,362	15.5
Customers Bancorp, Inc.	3,255	173,947	25.1
Dana, Inc.	38,187	517,816	74.9
Delek U.S. Holdings, Inc.	26,807	724,593	104.7
Deluxe Corp.	28,461	538,198	77.8
Digital Turbine, Inc.	32,649	175,978	25.4
Dime Community Bancshares, Inc.	5,357	122,193	17.7
Diversified Energy Co.PLC	14,589	169,063	24.4
DXP Enterprises, Inc.	16,317	525,734	76.0
Eagle Bancorp, Inc.	8,084	200,402	29.0
El Pollo Loco Holdings, Inc.	15,137	140,169	20.3
Encore Wire Corp.	4,459	1,005,504	145.4
EnerSys	1,614	154,250	22.3
Everi Holdings, Inc.	78,332	815,436	117.9
eXp World Holdings, Inc.	36,994	457,986	66.2
Exponent, Inc.	5,509	485,839	70.2
EZCORP, Inc., Class A	29,932	257,415	37.2
Forestar Group, Inc.	2,102	65,709	9.5
Franklin Covey Co.	3,485	140,933	20.4
Frontdoor, Inc.	20,950	686,322	99.2
Fulgent Genetics, Inc.	4,580	112,622	16.3
G-III Apparel Group Ltd.	8,885	267,350	38.6
Global Industrial Co.	12,360	525,671	76.0
GMS, Inc.	3,225	271,416	39.2
GQG Partners, Inc., CDI	389,592	484,205	70.0
Gray Television, Inc.	1,856	17,725	2.6
Hackett Group, Inc.	2,626	60,713	8.8
HCI Group, Inc.	350	31,385	4.5
Health Catalyst, Inc.	35,912	350,860	50.7
Healthcare Services Group, Inc.	22,636	213,684	30.9

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
HealthStream, Inc.	2,368	$63,036	9.1%
Heartland Financial USA, Inc.	2,856	101,302	14.6
Heidrick & Struggles International, Inc.	26,245	786,563	113.7
Helen of Troy Ltd.	3,187	364,911	52.7
Heritage Financial Corp.	4,366	87,975	12.7
Hims & Hers Health, Inc., Class A	26,842	230,304	33.3
Hudson Pacific Properties, Inc.	11,879	97,289	14.1
Huron Consulting Group, Inc.	1,601	165,752	24.0
Hyster-Yale Materials Handling, Inc., Class A	3,942	259,068	37.4
IES Holdings, Inc.	1,917	157,117	22.7
Independent Bank Corp.	11,093	282,206	40.8
Independent Bank Group, Inc.	7,125	344,494	49.8
Infinera Corp.	62,832	310,390	44.9
Innoviva, Inc.	11,145	180,549	26.1
Intapp, Inc.	13,075	563,271	81.4
Integral Ad Science Holding Corp.	10,677	155,350	22.5
iRadimed Corp.	412	17,061	2.5
Itron, Inc.	14,363	1,036,147	149.8
Janus International Group, Inc.	22,842	323,214	46.7
JELD-WEN Holding, Inc.	7,391	137,473	19.9
JetBlue Airways Corp.	24,374	129,426	18.7
Kimball Electronics, Inc.	11,418	271,520	39.2
LendingClub Corp.	8,983	81,027	11.7
LivaNova PLC	3,267	159,038	23.0
Lovesac Co.	21,159	490,042	70.8
Manitowoc Co., Inc.	35,177	566,350	81.9
MarineMax, Inc.	8,995	251,860	36.4
MaxLinear, Inc.	45,358	944,354	136.5
Methode Electronics, Inc.	30,103	624,938	90.3
Midland States Bancorp, Inc.	7,221	189,623	27.4
Model N, Inc.	19,943	537,464	77.7
Mr. Cooper Group, Inc.	5,029	338,753	49.0
N-able, Inc.	32,949	427,678	61.8
NCR Voyix Corp.	24,170	355,299	51.4
NETGEAR, Inc.	10,051	142,724	20.6
NMI Holdings, Inc., Class A	7,573	241,730	34.9
Novocure Ltd.	28,775	400,548	57.9
OceanFirst Financial Corp.	4,926	84,875	12.3
ON24, Inc.	41,485	317,360	45.9
Palomar Holdings, Inc.	4,288	256,723	37.1
Pegasystems, Inc.	14,039	684,261	98.9
Pennant Group, Inc.	1,325	19,888	2.9
Perella Weinberg Partners, Class A	9,633	113,188	16.4
PetIQ, Inc., Class A	5,757	103,453	15.0
Playtika Holding Corp.	7,612	54,959	7.9
PRA Group, Inc.	22,210	505,722	73.1
Premier Financial Corp.	16,259	339,651	49.1
Primoris Services Corp.	16,767	549,958	79.5
PROG Holdings, Inc.	4,264	130,649	18.9
Progress Software Corp.	12,560	713,534	103.1
Proto Labs, Inc.	8,265	298,284	43.1
Q2 Holdings, Inc.	6,042	257,087	37.2
Redfin Corp.	37,679	307,461	44.4
REV Group, Inc.	11,021	215,130	31.1
REX American Resources Corp.	5,868	242,877	35.1
RHI Magnesita NV	12,244	524,069	75.8
Riskified Ltd., Class A	36,970	169,692	24.5
Sandy Spring Bancorp, Inc.	7,030	171,391	24.8
Schnitzer Steel Industries, Inc., Class A	5,805	152,846	22.1
SEMrush Holdings, Inc., Class A	12,302	141,965	20.5
Semtech Corp.	62,701	1,243,988	179.8

Security	Shares	Value	% of Basket Value

United States (continued)
SI-BONE, Inc.	10,327	$208,709	30.2%
Silk Road Medical, Inc.	4,321	65,377	9.5
Sims Ltd.	20,435	194,211	28.1
SolarWinds Corp.	5,643	66,700	9.6
Sonic Automotive, Inc., Class A	3,695	186,819	27.0
Southside Bancshares, Inc.	3,468	108,548	15.7
Standard Motor Products, Inc.	3,166	127,748	18.5
Strategic Education, Inc.	1,204	113,248	16.4
Supernus Pharmaceuticals, Inc.	5,267	145,791	21.1
Tennant Co.	6,337	598,973	86.6
Titan Machinery, Inc.	15,997	427,600	61.8
TTEC Holdings, Inc.	4,842	98,680	14.3
TTM Technologies, Inc.	38,884	540,876	78.2
Univest Financial Corp.	298	6,330	0.9
Upbound Group, Inc.	3,898	129,414	18.7
Upwork, Inc.	42,646	584,677	84.5
Varex Imaging Corp.	22,067	425,231	61.5
Verint Systems, Inc.	49,493	1,469,447	212.4
Viad Corp.	3,253	107,544	15.5
Vicor Corp.	6,605	248,810	36.0
Vital Farms, Inc.	44,964	646,582	93.5
Vizio Holding Corp., Class A	10,111	70,777	10.2
World Kinect Corp.	18,847	425,377	61.5
Yext, Inc.	12,709	75,364	10.9
Zeta Global Holdings Corp., Class A	3,874	37,500	5.4
ZipRecruiter, Inc., Class A	27,484	382,577	55.3
Zuora, Inc., Class A	79,499	726,621	105.0

		50,186,951

Preferred Stocks

Germany
Schaeffler AG	12,775	81,778	11.8

Total Reference Entity — Long		134,057,563

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(58,783)	(484,771)	(70.1)
ARB Corp. Ltd.	(31,688)	(703,063)	(101.6)
Bapcor Ltd.	(711,046)	(2,641,829)	(381.9)
Bendigo & Adelaide Bank Ltd.	(61,889)	(401,318)	(58.0)
Brickworks Ltd.	(37,186)	(720,062)	(104.1)
Cleanaway Waste Management Ltd.	(536,620)	(922,219)	(133.3)
Corporate Travel Management Ltd.	(33,521)	(450,077)	(65.1)
Costa Group Holdings Ltd.	(1,447,259)	(3,055,638)	(441.7)
De Grey Mining Ltd.	(701,875)	(565,911)	(81.8)
Deterra Royalties Ltd.	(117,281)	(428,128)	(61.9)
Genesis Minerals Ltd.	(208,578)	(224,495)	(32.4)
Gold Road Resources Ltd.	(1,276,920)	(1,283,212)	(185.5)
GUD Holdings Ltd.	(141,385)	(1,138,801)	(164.6)
Ingenia Communities Group	(119,362)	(351,102)	(50.8)
Orora Ltd.	(12,244)	(22,375)	(3.2)

		(13,393,001)

Austria
CA Immobilien Anlagen AG	(56,874)	(1,892,046)	(273.5)

Belgium
Azelis Group NV	(8,200)	(171,312)	(24.8)

Canada
Altius Minerals Corp.	(10,646)	(140,769)	(20.3)
Andlauer Healthcare Group, Inc.	(11,909)	(347,919)	(50.3)

49

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Badger Infrastructure Solutions Ltd.	(7,081)	$(246,282)	(35.6)%
Brookfield Business Corp., Class A	(49,852)	(1,157,908)	(167.4)
Canadian Western Bank	(50,179)	(1,106,169)	(159.9)
Choice Properties Real Estate Investment Trust	(62,972)	(658,237)	(95.1)
Cineplex, Inc.	(31,368)	(192,334)	(27.8)
Definity Financial Corp.	(19,207)	(559,374)	(80.9)
Dream Industrial Real Estate Investment Trust	(34,293)	(342,637)	(49.5)
Headwater Exploration, Inc.	(6,965)	(32,719)	(4.7)
Lumine Group, Inc.	(33,161)	(774,223)	(111.9)
Maple Leaf Foods, Inc.	(2,991)	(57,095)	(8.3)
Martinrea International, Inc.	(36,670)	(377,008)	(54.5)
North West Co., Inc.	(2,820)	(81,649)	(11.8)
Orla Mining Ltd.	(6,721)	(22,315)	(3.2)
Skeena Resources Ltd.	(11,207)	(50,958)	(7.4)
Spin Master Corp.	(6,912)	(177,940)	(25.7)
Stella-Jones, Inc.	(21,270)	(1,259,531)	(182.1)
Superior Plus Corp.	(142,482)	(976,657)	(141.2)
Triple Flag Precious Metals Corp.	(16,813)	(215,671)	(31.2)
Wesdome Gold Mines Ltd.	(13,346)	(78,786)	(11.4)
Winpak Ltd.	(9,528)	(299,211)	(43.3)

		(9,155,392)

Cayman Islands
Consolidated Water Co. Ltd., Ordinary Shares	(25,519)	(814,822)	(117.8)

China
TI Fluid Systems PLC	(47,514)	(86,538)	(12.5)

Costa Rica
Establishment Labs Holdings, Inc.	(8,113)	(312,350)	(45.2)

Denmark
Alm Brand A/S	(67,361)	(123,775)	(17.9)
FLSmidth & Co.A/S	(522)	(21,431)	(3.1)
Netcompany Group A/S	(5,727)	(230,119)	(33.3)
NTG Nordic Transport Group A/S	(14,628)	(664,303)	(96.0)
Ringkjoebing Landbobank A/S	(3,484)	(568,017)	(82.1)
Royal Unibrew A/S	(19,258)	(1,277,396)	(184.7)
Scandinavian Tobacco Group A/S	(12,730)	(231,191)	(33.4)

		(3,116,232)

Finland
QT Group Oyj	(13,450)	(961,397)	(139.0)

Germany
Eckert & Ziegler Strahlen- und Medizintechnik AG	(2,769)	(139,213)	(20.1)
Hamburger Hafen und Logistik AG	(1,774)	(32,402)	(4.7)
Hensoldt AG	(1,531)	(46,554)	(6.7)
Pfeiffer Vacuum Technology AG	(1,448)	(246,253)	(35.6)
PNE AG, Class N	(40,977)	(598,444)	(86.5)
Schott Pharma AG & Co. KGaA	(13,502)	(531,853)	(76.9)
Sixt SE	(7,806)	(771,350)	(111.5)
Software AG	(10,143)	(429,278)	(62.0)
Thyssenkrupp Nucera AG & Co. KGaa	(13,675)	(225,925)	(32.7)

		(3,021,272)

Ghana
Tullow Oil PLC	(1,072,706)	(422,393)	(61.1)

Indonesia
Nickel Industries Ltd.	(1,544,548)	(801,367)	(115.8)

Security	Shares	Value	% of Basket Value

Ireland
Ardmore Shipping Corp.	(6,208)	$(102,867)	(14.9)%

Israel
Israel Corp. Ltd.	(423)	(94,059)	(13.6)
Phoenix Holdings Ltd.	(130,014)	(1,284,985)	(185.7)

		(1,379,044)

Italy
Carel Industries SpA	(1,588)	(38,980)	(5.6)
Eurogroup Laminations SpA	(90,951)	(300,887)	(43.5)
Industrie De Nora SpA	(15,232)	(242,832)	(35.1)
Juventus Football Club SpA	(113,301)	(278,007)	(40.2)
Salvatore Ferragamo SpA	(6,701)	(86,561)	(12.5)
Technoprobe SpA	(20,679)	(208,080)	(30.1)

		(1,155,347)

Japan
Advance Residence Investment Corp.	(56)	(124,508)	(18.0)
Aeon Fantasy Co. Ltd.	(1,800)	(31,198)	(4.5)
Aichi Financial Group, Inc.	(4,000)	(71,264)	(10.3)
AOKI Holdings, Inc.	(11,500)	(92,419)	(13.4)
Asahi Yukizai Corp.	(3,200)	(89,832)	(13.0)
Base Co. Ltd.	(5,100)	(113,938)	(16.5)
C Uyemura & Co. Ltd.	(1,900)	(145,561)	(21.0)
Chikaranomoto Holdings Co. Ltd.	(13,700)	(135,025)	(19.5)
Chubu Steel Plate Co. Ltd.	(200)	(3,390)	(0.5)
Comforia Residential REIT, Inc.	(16)	(33,859)	(4.9)
CRE Logistics REIT, Inc.	(1,350)	(1,425,336)	(206.0)
Daiei Kankyo Co. Ltd.	(28,100)	(482,760)	(69.8)
Daikoku Denki Co. Ltd.	(2,000)	(51,111)	(7.4)
Daiwa Office Investment Corp.	(10)	(43,068)	(6.2)
Descente Ltd.	(10,900)	(254,480)	(36.8)
Enplas Corp.	(6,800)	(558,050)	(80.7)
Frontier Real Estate Investment Corp.	(180)	(537,152)	(77.6)
Fuji Media Holdings, Inc.	(55,800)	(667,311)	(96.5)
Fujio Food Group, Inc.	(41,200)	(414,173)	(59.9)
Furuya Metal Co. Ltd.	(10,200)	(639,216)	(92.4)
Fuso Chemical Co. Ltd.	(4,100)	(116,655)	(16.9)
giftee, Inc.	(8,300)	(91,896)	(13.3)
Globeride, Inc.	(100)	(1,420)	(0.2)
GungHo Online Entertainment, Inc.	(20,900)	(354,651)	(51.3)
Hakuto Co. Ltd.	(600)	(25,073)	(3.6)
House Foods Group, Inc.	(3,200)	(71,119)	(10.3)
Iino Kaiun Kaisha Ltd.	(27,600)	(243,436)	(35.2)
J Trust Co. Ltd.	(15,300)	(49,997)	(7.2)
Japan Aviation Electronics Industry Ltd.	(21,400)	(372,321)	(53.8)
Japan Excellent, Inc.	(518)	(432,461)	(62.5)
Japan Prime Realty Investment Corp.	(17)	(41,098)	(5.9)
Kanto Denka Kogyo Co. Ltd.	(10,600)	(64,025)	(9.3)
KeePer Technical Laboratory Co. Ltd.	(200)	(8,914)	(1.3)
Komehyo Holdings Co. Ltd.	(1,000)	(30,210)	(4.4)
Kosaido Holdings Co. Ltd.	(59,500)	(304,927)	(44.1)
Krosaki Harima Corp.	(900)	(75,859)	(11.0)
KYB Corp.	(1,700)	(59,510)	(8.6)
Mabuchi Motor Co. Ltd.	(101,100)	(1,767,548)	(255.5)
MEC Co. Ltd.	(1,000)	(30,543)	(4.4)
Mitsui Fudosan Logistics Park, Inc.	(53)	(160,484)	(23.2)
Mitsui-Soko Holdings Co. Ltd.	(2,100)	(70,823)	(10.2)
Money Forward, Inc.	(2,400)	(93,535)	(13.5)
m-up Holdings, Inc.	(11,600)	(79,254)	(11.5)
Musashino Bank Ltd.	(6,400)	(121,697)	(17.6)

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nikkiso Co. Ltd.	(4,000)	$(29,636)	(4.3)%
Nikkon Holdings Co. Ltd.	(11,000)	(238,572)	(34.5)
Nippon Accommodations Fund, Inc.	(50)	(210,128)	(30.4)
Nippon Kayaku Co. Ltd.	(52,900)	(476,961)	(68.9)
Nippon Pillar Packing Co. Ltd.	(800)	(26,539)	(3.8)
Nishimatsu Construction Co. Ltd.	(11,400)	(316,385)	(45.7)
Nitto Boseki Co. Ltd.	(1,900)	(65,498)	(9.5)
Nomura Micro Science Co. Ltd.	(1,500)	(140,410)	(20.3)
Orient Corp.	(7,600)	(57,904)	(8.4)
OSAKA Titanium Technologies Co. Ltd.	(10,901)	(208,100)	(30.1)
Piolax, Inc.	(4,600)	(78,647)	(11.4)
Roland Corp.	(5,700)	(191,166)	(27.6)
Ryosan Co. Ltd.	(800)	(26,620)	(3.8)
Sangetsu Corp.	(27,100)	(602,774)	(87.1)
SBI Sumishin Net Bank Ltd.	(5,900)	(68,586)	(9.9)
Septeni Holdings Co. Ltd.	(132,500)	(447,711)	(64.7)
Shiga Bank Ltd.	(6,400)	(160,551)	(23.2)
Shin Nippon Biomedical Laboratories Ltd.	(14,100)	(165,167)	(23.9)
Shin-Etsu Polymer Co. Ltd.	(17,000)	(186,485)	(27.0)
Shoei Co. Ltd.	(18,700)	(252,229)	(36.5)
Simplex Holdings, Inc.	(5,200)	(94,641)	(13.7)
SKY Perfect JSAT Holdings, Inc.	(26,500)	(140,752)	(20.3)
Sotetsu Holdings, Inc.	(9,000)	(166,600)	(24.1)
Star Micronics Co. Ltd.	(14,000)	(168,686)	(24.4)
SUNWELS Co. Ltd.	(1,400)	(22,073)	(3.2)
T Hasegawa Co. Ltd.	(3,100)	(70,219)	(10.1)
Takara Holdings, Inc.	(55,500)	(474,132)	(68.5)
Tocalo Co. Ltd.	(17,000)	(182,519)	(26.4)
Tokai Carbon Co. Ltd.	(108,800)	(772,476)	(111.7)
Tokyo Kiraboshi Financial Group, Inc.	(6,000)	(177,135)	(25.6)
TOMONY Holdings, Inc.	(2,500)	(6,946)	(1.0)
Topre Corp.	(2,800)	(41,119)	(5.9)
Tri Chemical Laboratories, Inc.	(12,100)	(301,303)	(43.5)
Valqua Ltd.	(2,400)	(73,645)	(10.6)
W-Scope Corp.	(43,400)	(226,633)	(32.8)
Yodogawa Steel Works Ltd.	(5,700)	(151,606)	(21.9)

		(17,601,661)

Luxembourg
RTL Group SA	(10,312)	(401,545)	(58.0)

Netherlands
Alfen NV	(61,517)	(3,769,238)	(544.9)
AMG Critical Materials NV	(4,316)	(92,895)	(13.4)
Corbion NV, Class C	(12,354)	(242,496)	(35.0)

		(4,104,629)

New Zealand
Mainfreight Ltd.	(6,088)	(269,975)	(39.0)
Ryman Healthcare Ltd.	(31,595)	(111,274)	(16.1)

		(381,249)

Norway
Crayon Group Holding ASA	(21,236)	(181,020)	(26.2)
Entra ASA	(20,674)	(229,853)	(33.2)
MPC Container Ships ASA	(451,456)	(688,137)	(99.5)
NEL ASA	(124,576)	(63,252)	(9.1)
Norske Skog ASA	(85,223)	(298,544)	(43.2)

		(1,460,806)

Security	Shares	Value	% of Basket Value

Portugal
Greenvolt-Energias Renovaveis SA	(164,906)	$(1,459,131)	(210.9)%

Singapore
AEM Holdings Ltd.	(54,500)	(109,194)	(15.8)
Kenon Holdings Ltd./Singapore	(26,744)	(641,247)	(92.7)
SATS Ltd.	(127,500)	(261,971)	(37.8)
Sheng Siong Group Ltd.	(244,400)	(285,503)	(41.3)

		(1,297,915)

Spain
Sacyr SA	(159,824)	(534,169)	(77.2)
Vidrala SA	(1,160)	(117,801)	(17.0)
Viscofan SA	(1,875)	(111,287)	(16.1)

		(763,257)

Sweden
Addnode Group AB, Class B	(12,933)	(116,413)	(16.8)
Bilia AB, Class A	(29,199)	(354,475)	(51.2)
Dometic Group AB	(79,178)	(635,439)	(91.9)
Fabege AB	(14,477)	(135,484)	(19.6)
Fortnox AB	(8,163)	(45,084)	(6.5)
Hexatronic Group AB	(78,492)	(166,074)	(24.0)
Hexpol AB, Class B	(35,756)	(410,692)	(59.4)
Hms Networks Ab	(3,994)	(177,258)	(25.6)
Hufvudstaden AB, Class A	(6,216)	(81,029)	(11.7)
Munters Group AB	(2,680)	(43,100)	(6.2)
New Wave Group AB, Class B	(73,501)	(658,205)	(95.2)
Pandox AB	(9,035)	(124,901)	(18.1)
Paradox Interactive AB	(16,107)	(318,167)	(46.0)
Stillfront Group AB	(115,911)	(121,131)	(17.5)
Vitec Software Group AB, Class B	(1,312)	(72,803)	(10.5)

		(3,460,255)

Switzerland
Allreal Holding AG, Class N	(6,928)	(1,242,364)	(179.6)
Bossard Holding AG, Registered Shares	(4,300)	(1,037,185)	(149.9)
Cembra Money Bank AG	(3,831)	(297,736)	(43.0)
Comet Holding AG, Class N	(1,484)	(492,966)	(71.3)
Daetwyler Holding AG	(639)	(131,034)	(19.0)
Emmi AG, Class N	(61)	(64,451)	(9.3)
Galenica AG	(34,348)	(3,034,683)	(438.7)
Garrett Motion, Inc.	(32,567)	(279,750)	(40.4)
Interroll Holding AG, Class N	(184)	(541,925)	(78.3)
Leonteq AG	(2,927)	(109,854)	(15.9)
Meyer Burger Technology AG, Class N	(1,445,160)	(186,649)	(27.0)
Mobimo Holding AG	(1,232)	(367,015)	(53.1)
SFS Group AG	(1,955)	(236,625)	(34.2)
SKAN Group AG	(622)	(55,331)	(8.0)
Zehnder Group AG	(683)	(41,032)	(5.9)

		(8,118,600)

United Kingdom
888 Holdings PLC	(142,858)	(141,142)	(20.4)
Alphawave IP Group PLC	(35,956)	(59,174)	(8.6)
Ascential PLC	(201,886)	(780,832)	(112.9)
Auction Technology Group PLC	(15,152)	(105,041)	(15.2)
Genuit Group PLC	(37,685)	(202,340)	(29.3)
Global Ship Lease, Inc., Class A	(6,624)	(141,886)	(20.5)
Ibstock PLC	(58,461)	(114,111)	(16.5)
Oxford Nanopore Technologies PLC	(4,904)	(10,004)	(1.4)
Rathbones Group PLC	(4,748)	(99,774)	(14.4)

51

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Renishaw PLC	(5,715)	$(253,861)	(36.7)%
Trainline PLC	(54,442)	(228,883)	(33.1)
Victrex PLC	(17,112)	(296,907)	(42.9)
WH Smith PLC	(28,594)	(438,892)	(63.4)

		(2,872,847)

United States
Adeia, Inc.	(4,147)	(50,345)	(7.3)
ADT, Inc.	(41,037)	(267,972)	(38.7)
ADTRAN Holdings, Inc.	(11,045)	(69,197)	(10.0)
Aehr Test Systems	(3,433)	(50,980)	(7.4)
Agiliti, Inc.	(5,367)	(38,052)	(5.5)
Altair Engineering, Inc., Class A	(3,060)	(260,161)	(37.6)
Altus Power, Inc., Class A	(58,049)	(312,884)	(45.2)
AMC Networks, Inc., Class A	(1,067)	(19,302)	(2.8)
Apollo Commercial Real Estate Finance, Inc.	(13,004)	(145,125)	(21.0)
Applied Digital Corp.	(80,303)	(412,757)	(59.7)
Ares Commercial Real Estate Corp.	(3,560)	(33,856)	(4.9)
Arhaus, Inc., Class A	(13,401)	(156,658)	(22.6)
ARMOUR Residential REIT, Inc.	(28,526)	(543,420)	(78.6)
Artesian Resources Corp., Class A	(1,708)	(62,342)	(9.0)
Assured Guaranty Ltd.	(8,747)	(709,644)	(102.6)
Astronics Corp.	(3,012)	(50,933)	(7.4)
Atlas Energy Solutions, Inc.	(4,820)	(83,723)	(12.1)
Atrion Corp.	(45)	(15,300)	(2.2)
Balchem Corp.	(607)	(85,077)	(12.3)
Bank First Corp.	(12,542)	(1,059,046)	(153.1)
Bank of Hawaii Corp.	(22,753)	(1,438,672)	(208.0)
BGC Group, Inc., Class A	(72,954)	(515,055)	(74.5)
Boston Omaha Corp., Class A	(12,829)	(198,721)	(28.7)
BRC, Inc., Class A	(13,604)	(51,423)	(7.4)
Broadstone Net Lease, Inc.	(1,912)	(30,726)	(4.4)
BRP Group, Inc., Class A	(26,495)	(594,548)	(85.9)
Burford Capital Ltd.	(23,473)	(353,034)	(51.0)
California Water Service Group	(1,907)	(86,330)	(12.5)
Cambridge Bancorp	(5,802)	(397,959)	(57.5)
Camping World Holdings, Inc., Class A	(4,431)	(110,110)	(15.9)
Cass Information Systems, Inc.	(4,273)	(184,423)	(26.7)
Centrus Energy Corp., Class A	(596)	(29,931)	(4.3)
Certara, Inc.	(16,880)	(272,781)	(39.4)
Claros Mortgage Trust, Inc.	(3,619)	(42,487)	(6.1)
Cleanspark, Inc.	(71,516)	(575,704)	(83.2)
Clearfield, Inc.	(26,203)	(660,054)	(95.4)
CNB Financial Corp.	(862)	(18,404)	(2.7)
Coastal Financial Corp.	(4,854)	(193,675)	(28.0)
Collegium Pharmaceutical, Inc.	(8,409)	(277,161)	(40.1)
Columbia Financial, Inc.	(5,495)	(98,800)	(14.3)
Conduent, Inc.	(18,514)	(66,650)	(9.6)
Consensus Cloud Solutions, Inc.	(12,621)	(274,381)	(39.7)
CoreCivic, Inc.	(3,600)	(51,192)	(7.4)
Corsair Gaming, Inc.	(36,350)	(462,736)	(66.9)
Crescent Energy Co., Class A	(86,390)	(954,610)	(138.0)
CTS Corp.	(4,642)	(190,601)	(27.6)
Cytek Biosciences, Inc.	(8,199)	(61,902)	(8.9)
Definitive Healthcare Corp., Class A	(14,587)	(123,990)	(17.9)
Denny’s Corp.	(7,099)	(75,462)	(10.9)
DiamondRock Hospitality Co.	(79,785)	(729,235)	(105.4)
Dine Brands Global, Inc.	(10,831)	(505,266)	(73.0)
Distribution Solutions Group, Inc.	(3,135)	(100,069)	(14.5)
DocGo, Inc.	(3,002)	(11,107)	(1.6)
Dorman Products, Inc.	(2,562)	(208,572)	(30.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Eastman Kodak Co.	(34,597)	$(119,360)	(17.3)%
Ecovyst, Inc.	(14,932)	(138,270)	(20.0)
Embecta Corp.	(15,039)	(257,768)	(37.3)
Encore Capital Group, Inc.	(1,388)	(69,511)	(10.0)
Enfusion, Inc., Class A	(42,549)	(336,137)	(48.6)
Enhabit, Inc.	(4,583)	(46,242)	(6.7)
Enliven Therapeutics, Inc.	(28,086)	(440,950)	(63.7)
Enovix Corp.	(178,830)	(1,664,907)	(240.7)
Enstar Group Ltd.	(2,126)	(567,408)	(82.0)
European Wax Center, Inc., Class A	(57,657)	(855,630)	(123.7)
Evolus, Inc.	(5,005)	(63,513)	(9.2)
Excelerate Energy, Inc., Class A	(13,989)	(214,311)	(31.0)
F&G Annuities & Life, Inc.	(7,000)	(313,880)	(45.4)
Farmers National Banc Corp.	(14,361)	(197,033)	(28.5)
Farmland Partners, Inc.	(50,477)	(566,352)	(81.9)
First Advantage Corp.	(1,307)	(21,396)	(3.1)
First Bancorp/Southern Pines NC	(437)	(15,103)	(2.2)
First Bancshares, Inc.	(7,578)	(192,709)	(27.9)
First Commonwealth Financial Corp.	(11,486)	(160,919)	(23.3)
First Community Bankshares, Inc.	(4,235)	(145,176)	(21.0)
First Merchants Corp.	(3,733)	(126,213)	(18.2)
GCM Grosvenor, Inc., Class A	(2,371)	(20,604)	(3.0)
GEO Group, Inc.	(9,332)	(103,772)	(15.0)
German American Bancorp, Inc.	(2,211)	(73,250)	(10.6)
Gladstone Land Corp.	(8,854)	(125,373)	(18.1)
Global Medical REIT, Inc.	(16,221)	(163,994)	(23.7)
Great Southern Bancorp, Inc.	(4,957)	(258,210)	(37.3)
Grid Dynamics Holdings, Inc., Class A	(19,678)	(256,798)	(37.1)
Hawkins, Inc.	(1,421)	(94,596)	(13.7)
Haynes International, Inc.	(2,055)	(114,402)	(16.5)
Herbalife Ltd.	(6,079)	(73,252)	(10.6)
HighPeak Energy, Inc.	(12,863)	(175,580)	(25.4)
Hillman Solutions Corp.	(53,959)	(474,300)	(68.6)
Hilltop Holdings, Inc.	(3,180)	(100,138)	(14.5)
Home BancShares, Inc.	(5,237)	(122,755)	(17.7)
Ichor Holdings Ltd.	(1,361)	(49,268)	(7.1)
International Bancshares Corp.	(7,921)	(418,704)	(60.5)
Intrepid Potash, Inc.	(2,386)	(43,902)	(6.3)
Ivanhoe Electric, Inc.	(118,395)	(989,782)	(143.1)
Jack in the Box, Inc.	(6,116)	(476,865)	(68.9)
John Bean Technologies Corp.	(1,699)	(167,793)	(24.3)
Kinetik Holdings, Inc., Class A	(123,972)	(4,031,569)	(582.8)
Lakeland Financial Corp.	(961)	(64,349)	(9.3)
Leslie’s, Inc.	(40,403)	(271,104)	(39.2)
Life Time Group Holdings, Inc.	(6,812)	(90,600)	(13.1)
Lightwave Logic, Inc.	(75,760)	(326,526)	(47.2)
Lindblad Expeditions Holdings, Inc.	(12,741)	(117,727)	(17.0)
Madison Square Garden Entertainment Corp.	(1,645)	(54,844)	(7.9)
Maravai LifeSciences Holdings, Inc., Class A	(11,088)	(64,310)	(9.3)
MaxCyte, Inc.	(13,331)	(67,855)	(9.8)
MediaAlpha, Inc., Class A	(2,870)	(36,593)	(5.3)
Medifast, Inc.	(1,085)	(59,295)	(8.6)
MeridianLink, Inc.	(13,820)	(314,405)	(45.4)
Mesa Laboratories, Inc.	(1,332)	(122,038)	(17.6)
Middlesex Water Co.	(869)	(48,638)	(7.0)
Mirion Technologies, Inc., Class A	(77,939)	(736,524)	(106.5)
Mission Produce, Inc.	(2,561)	(25,584)	(3.7)
Montauk Renewables, Inc.	(15,249)	(105,371)	(15.2)
Movado Group, Inc.	(26,660)	(735,283)	(106.3)
National Bank Holdings Corp., Class A	(9,944)	(348,040)	(50.3)
National Cinemedia, Inc.	(70,917)	(290,051)	(41.9)

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
National Presto Industries, Inc.	(1,583)	$(125,326)	(18.1)%
NBT Bancorp, Inc.	(11,513)	(409,517)	(59.2)
nCino, Inc.	(1,709)	(53,799)	(7.8)
NeoGenomics, Inc.	(31,146)	(462,518)	(66.9)
New York Mortgage Trust, Inc.	(7,507)	(58,855)	(8.5)
NewtekOne, Inc.	(10,647)	(127,870)	(18.5)
Nicolet Bankshares, Inc.	(1,609)	(125,132)	(18.1)
nLight, Inc.	(10,526)	(136,627)	(19.7)
Northfield Bancorp, Inc.	(1,125)	(13,534)	(2.0)
OmniAb, Inc.	(3,474)	(20,149)	(2.9)
One Liberty Properties, Inc.	(3,090)	(62,542)	(9.0)
OneWater Marine, Inc., Class A	(17,486)	(441,172)	(63.8)
Origin Bancorp, Inc.	(5,436)	(165,798)	(24.0)
OrthoPediatrics Corp.	(5,734)	(149,772)	(21.6)
Papa John’s International, Inc.	(10,997)	(808,060)	(116.8)
Paragon 28, Inc.	(1,293)	(16,395)	(2.4)
Park National Corp.	(2,711)	(354,273)	(51.2)
Peapack-Gladstone Financial Corp.	(3,020)	(83,292)	(12.0)
Peoples Bancorp, Inc.	(5,424)	(158,923)	(23.0)
Phillips Edison & Co., Inc.	(4,423)	(153,522)	(22.2)
Phinia, Inc.	(4,653)	(140,707)	(20.3)
Piedmont Lithium, Inc.	(22,140)	(338,299)	(48.9)
Pitney Bowes, Inc.	(24,720)	(101,599)	(14.7)
Plymouth Industrial REIT, Inc.	(4,554)	(100,826)	(14.6)
PolyPeptide Group AG	(10,823)	(200,280)	(29.0)
Powell Industries, Inc.	(1,798)	(213,117)	(30.8)
ProAssurance Corp.	(8,103)	(109,066)	(15.8)
QuantumScape Corp., Class A	(154,773)	(1,054,004)	(152.4)
RCI Hospitality Holdings, Inc.	(1,082)	(66,824)	(9.7)
Ready Capital Corp.	(172,318)	(1,614,620)	(233.4)
Reliance Worldwide Corp. Ltd.	(591,157)	(1,636,982)	(236.6)
Retail Opportunity Investments Corp.	(25,181)	(342,210)	(49.5)
Rocket Lab USA, Inc., Class A	(45,626)	(221,286)	(32.0)
S&T Bancorp, Inc.	(7,542)	(251,450)	(36.3)
Sabre Corp.	(10,574)	(43,353)	(6.3)
Sensient Technologies Corp.	(191)	(11,848)	(1.7)
Shenandoah Telecommunications Co.	(2,460)	(50,405)	(7.3)
Simply Good Foods Co.	(4,970)	(187,866)	(27.2)
Six Flags Entertainment Corp.	(45,027)	(1,135,131)	(164.1)
Solo Brands, Inc., Class A	(9,768)	(27,253)	(3.9)
Sotera Health Co.	(9,362)	(137,809)	(19.9)
Stellar Bancorp, Inc.	(4,997)	(125,075)	(18.1)
StepStone Group, Inc., Class A	(17,203)	(575,440)	(83.2)
Steven Madden Ltd.	(21,219)	(888,652)	(128.5)
Sun Country Airlines Holdings, Inc.	(18,920)	(257,501)	(37.2)
SunCoke Energy, Inc.	(11,912)	(122,098)	(17.6)
SunPower Corp.	(408,271)	(1,237,061)	(178.8)
Sunrun, Inc.	(3,166)	(45,844)	(6.6)
Target Hospitality Corp.	(9,966)	(96,371)	(13.9)
Tarsus Pharmaceuticals, Inc.	(6,003)	(163,522)	(23.6)
Tidewater, Inc.	(7,972)	(535,639)	(77.4)
TimkenSteel Corp.	(3,091)	(63,520)	(9.2)
Towne Bank	(4,590)	(129,025)	(18.7)
Transcat, Inc.	(1,052)	(115,762)	(16.7)
Triumph Financial, Inc.	(2,189)	(154,653)	(22.4)
Triumph Group, Inc.	(47,051)	(762,226)	(110.2)
Ubiquiti, Inc.	(3,594)	(451,910)	(65.3)
UFP Technologies, Inc.	(1,867)	(314,608)	(45.5)
Uniti Group, Inc.	(104,521)	(549,780)	(79.5)
Uranium Energy Corp.	(26,832)	(204,996)	(29.6)
WaFd, Inc.	(8,595)	(249,599)	(36.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Westrock Coffee Co.	(109,786)	$(1,137,383)	(164.4)%
White Mountains Insurance Group Ltd.	(284)	(447,575)	(64.7)
Whitestone REIT	(6,068)	(78,399)	(11.3)
XPEL, Inc.	(4,097)	(218,985)	(31.7)
York Water Co.	(4,540)	(162,895)	(23.5)

		(54,099,907)

Investment Companies

United Kingdom
Digital 9 Infrastructure PLC	(1,172,609)	(371,502)	(53.7)

Preferred Stocks

Germany
Jungheinrich AG	(5,167)	(176,298)	(25.5)

Rights

Spain
Sacyr SA, (Expires 02/09/24)	(159,824)	(10,803)	(1.6)

Total Reference Entity — Short		(133,365,785)

Net Value of Reference Entity — BNP Paribas SA		$ 691,778

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	44,393	$32,078	2.0%
Accent Group Ltd.	75,287	100,500	6.3
Alumina Ltd.	882,621	673,226	42.5
Arena REIT	41,546	95,744	6.0
AUB Group Ltd.	16,336	329,655	20.8
Austal Ltd.	96,322	129,682	8.2
Bega Cheese Ltd.	265,372	655,772	41.4
Boral Ltd.	227,312	795,589	50.2
Challenger Ltd.	200,859	864,807	54.5
Charter Hall Retail REIT	173,071	424,335	26.8
Charter Hall Social Infrastructure REIT	38,629	70,803	4.5
Credit Corp. Group Ltd.	22,760	256,743	16.2
CSR Ltd.	300,497	1,372,971	86.6
Data#3 Ltd.	100,438	646,988	40.8
Downer EDI Ltd.	318,241	880,135	55.5
GrainCorp Ltd., Class A	106,449	567,059	35.8
Growthpoint Properties Australia Ltd.	220,714	350,646	22.1
Netwealth Group Ltd.	31,819	350,691	22.1
NRW Holdings Ltd.	42,726	76,685	4.8
oOh!media Ltd.	171,292	181,557	11.4
Perenti Ltd.	618,817	334,550	21.1
Pinnacle Investment Management Group Ltd.	42,297	283,204	17.9
Regis Resources Ltd., Registered Shares	497,420	689,150	43.5
Ridley Corp. Ltd.	70,353	130,436	8.2
Silver Lake Resources Ltd.	555,092	443,347	28.0
SiteMinder Ltd.	20,416	70,900	4.5
Star Entertainment Grp Ltd.	432,951	159,250	10.0
Steadfast Group Ltd.	98,250	385,739	24.3

53

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Technology One Ltd.	137,815	$1,428,888	90.1%
Ventia Services Group Pty Ltd.	601,504	1,309,210	82.6
Waypoint REIT Ltd.	258,969	422,967	26.7

		14,513,307

Austria
ANDRITZ AG	19,112	1,191,633	75.1
Kontron AG	33,095	777,942	49.1
Raiffeisen Bank International AG	57,990	1,225,799	77.3
Telekom Austria AG, Class A	21,869	193,045	12.2
UNIQA Insurance Group AG	71,605	608,577	38.4
Wienerberger AG	7,896	270,897	17.1

		4,267,893

Belgium
Barco NV	57,860	974,930	61.5
Proximus SADP	106,356	1,022,912	64.5
Shurgard Self Storage Ltd.	3,771	177,179	11.2

		2,175,021

Canada
AbCellera Biologics, Inc.	67,382	344,322	21.7
Advantage Energy Ltd.	20,870	137,050	8.7
Aecon Group, Inc.	73,750	758,808	47.9
Ag Growth International, Inc.	4,348	182,757	11.5
Artis Real Estate Investment Trust	88,341	428,179	27.0
Atco Ltd., Class I	11,400	319,126	20.1
Boralex, Inc., Class A	16,270	392,823	24.8
Canfor Corp.	59,177	717,320	45.3
Centerra Gold, Inc.	21,740	114,761	7.2
Crombie Real Estate Investment Trust	70,660	714,926	45.1
Doman Building Materials Group Ltd.	6,880	40,211	2.5
DREAM Unlimited Corp., Class A	15,397	271,788	17.2
Fortuna Silver Mines, Inc.	245,661	748,783	47.2
Freehold Royalties Ltd.	24,971	258,974	16.3
H&R Real Estate Investment Trust	99,591	730,346	46.1
Innergex Renewable Energy, Inc.	245,104	1,675,086	105.7
Interfor Corp.	37,182	575,713	36.3
Laurentian Bank of Canada	13,298	262,656	16.6
Major Drilling Group International, Inc.	22,975	141,985	9.0
Nexus Industrial REIT	5,993	35,963	2.3
North American Construction Group Ltd.	18,893	434,901	27.4
Novagold Resources, Inc.	7,352	18,781	1.2
Obsidian Energy Ltd.	44,868	306,311	19.3
Pason Systems, Inc.	56,974	625,210	39.4
Precision Drilling Corp.	20,195	1,251,294	78.9
Russel Metals, Inc.	31,217	1,024,653	64.6
Silvercorp Metals, Inc.	111,091	263,845	16.6
Topaz Energy Corp.	55,244	799,561	50.4

		13,576,133

Channel Islands
Balanced Commercial Property Trust Ltd.	232,244	223,655	14.1

Denmark
H Lundbeck A/S, Class B	42,132	216,161	13.6

Egypt
Centamin PLC	346,123	423,465	26.7

Security	Shares	Value	% of Basket Value

Finland
Citycon OYJ	93,078	$493,307	31.1%
Outokumpu OYJ	130,057	561,228	35.4

		1,054,535

France
CGG SA	925,483	450,684	28.4
Cie Plastic Omnium SE	38,259	444,673	28.1
Clariane SE	72,445	185,357	11.7
Etablissements Maurel et Prom SA	56,291	337,483	21.3

Guerbet	1	25	0.0
ICADE	36,364	1,249,433	78.8
Rubis SCA	82,721	2,119,801	133.7
Television Francaise 1 SA	110,522	986,394	62.2

		5,773,850

Georgia
Bank of Georgia Group PLC	47,895	2,313,778	145.9
TBC Bank Group PLC	40,593	1,505,964	95.0

		3,819,742

Germany
Atoss Software AG	2,835	785,806	49.6
Aurubis AG	9,616	701,265	44.2
Auto1 Group SE	51,913	219,434	13.8
Bilfinger SE	15,536	666,922	42.1
CompuGroup Medical SE & Co. KgaA	5,151	223,697	14.1
Deutsche Pfandbriefbank AG	15,607	95,220	6.0
Deutsche Wohnen SE	29,501	726,161	45.8
Deutz AG	118,360	723,343	45.6
Duerr AG	24,603	569,833	36.0
Grand City Properties SA	44,862	441,453	27.9
Hypoport SE	1,490	319,918	20.2
Krones AG	5,666	711,279	44.9
METRO AG	19,891	135,914	8.6
SAF-Holland SE	30,944	506,307	31.9
Salzgitter AG	21,633	611,227	38.6
Suedzucker AG	34,058	487,105	30.7
TUI AG	321,446	2,242,337	141.4
Uniper SE	305	19,641	1.2
United Internet AG, Class N	61,617	1,639,294	103.4
Vitesco Technologies Group AG	10,887	964,309	60.8

		12,790,465

Hong Kong
Fortune Real Estate Investment Trust	153,000	87,549	5.5

Ireland
Cimpress PLC	8,105	609,658	38.5
Glanbia PLC	25,554	462,429	29.2
Greencore Group PLC	247,527	322,424	20.3

		1,394,511

Israel
Alony Hetz Properties & Investments Ltd.	26,997	198,500	12.5
Delek Group Ltd.	6,022	723,593	45.7
Kornit Digital Ltd.	7,972	136,401	8.6

		1,058,494

Italy
Banca IFIS SpA	11,638	204,065	12.9
Banca Popolare di Sondrio SpA	87,642	673,201	42.5
Brunello Cucinelli SpA	23,573	2,365,181	149.2
Buzzi SpA	19,514	671,565	42.3

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Credito Emiliano SpA	7,521	$69,267	4.4%
De’ Longhi SpA	4,802	157,617	9.9
Hera SpA	88,304	314,928	19.9
Iren SpA	176,630	375,769	23.7
Maire Tecnimont SpA	86,161	453,906	28.6
Piaggio & C SpA	24,123	81,265	5.1
PRADA SpA	103,300	640,225	40.4
Sesa SpA	7,774	1,067,935	67.4
Unipol Gruppo SpA	290,341	1,818,376	114.7
Webuild SpA	375,448	799,926	50.4

		9,693,226

Japan
77 Bank Ltd.	18,400	446,731	28.2
Acom Co. Ltd.	183,800	475,107	30.0
Adastria Co. Ltd.	50,900	1,197,491	75.5
Aeon Delight Co. Ltd.	26,800	692,743	43.7
Aisan Industry Co. Ltd.	27,300	257,041	16.2
Alfresa Holdings Corp.	102,000	1,689,447	106.6
Anicom Holdings, Inc.	78,300	313,755	19.8
Avex, Inc.	27,400	265,357	16.7
AZ-COM MARUWA Holdings, Inc.	51,100	531,399	33.5
Bic Camera, Inc.	229,400	2,158,725	136.2
BML, Inc.	6,900	134,657	8.5
Bunka Shutter Co. Ltd.	69,200	695,971	43.9
Cellebrite Di Ltd.	28,377	256,528	16.2
Coca-Cola Bottlers Japan Holdings, Inc.	90,900	1,245,535	78.6
Comture Corp.	11,200	139,871	8.8
Create Restaurants Holdings, Inc.	112,500	852,716	53.8
Create SD Holdings Co. Ltd.	25,900	568,504	35.9
Daicel Corp.	141,700	1,402,028	88.4
Daiichikosho Co. Ltd.	23,200	320,988	20.2
Daio Paper Corp.	74,300	565,122	35.6
Daiseki Co. Ltd.	22,200	641,073	40.4
Dentsu Soken, Inc.	6,500	245,200	15.5
dip Corp.	2,900	50,002	3.2
Doutor Nichires Holdings Co. Ltd.	74,100	1,104,815	69.7
DTS Corp.	5,400	134,147	8.5
eGuarantee, Inc.	33,500	441,017	27.8
Eiken Chemical Co. Ltd.	29,200	367,380	23.2
Eizo Corp.	16,200	564,744	35.6
Elecom Co. Ltd.	77,300	907,843	57.3
Elematec Corp.	16,200	198,085	12.5
FCC Co. Ltd.	95,700	1,258,269	79.4
Financial Partners Group Co. Ltd.	117,900	1,365,244	86.1
FP Corp.	2,400	46,967	3.0
Fukuoka REIT Corp.	520	620,833	39.2
FULLCAST Holdings Co. Ltd.	17,400	212,131	13.4
Funai Soken Holdings, Inc.	19,800	348,219	22.0
Furukawa Electric Co. Ltd.	83,300	1,528,011	96.4
Futaba Industrial Co. Ltd.	26,700	162,348	10.2
Fuyo General Lease Co. Ltd.	7,200	649,838	41.0
Glory Ltd.	50,600	1,055,568	66.6
Hanwa Co. Ltd.	15,800	583,354	36.8
Hazama Ando Corp.	20,700	168,773	10.6
Heiwa Real Estate Co. Ltd.	19,600	523,170	33.0
Heiwado Co. Ltd.	36,500	550,304	34.7
Hiday Hidaka Corp.	35,000	711,573	44.9
Hino Motors Ltd.	96,300	330,961	20.9
Hioki EE Corp.	9,500	425,520	26.8
Hokuriku Electric Power Co.	80,900	399,485	25.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Ichigo Office REIT Investment Corp.	1,440	$816,922	51.5%
Inaba Denki Sangyo Co. Ltd.	17,900	431,114	27.2
Infomart Corp.	169,500	459,863	29.0
Ishihara Sangyo Kaisha Ltd.	40,400	435,617	27.5
Itochu Enex Co. Ltd.	16,900	182,819	11.5
Itoham Yonekyu Holdings, Inc.	8,080	228,533	14.4
Itoki Corp.	25,500	260,473	16.4
JAC Recruitment Co. Ltd.	139,600	643,722	40.6
Japan Elevator Service Holdings Co. Ltd.	25,900	395,246	24.9
JCU Corp.	4,400	112,123	7.1
JINS Holdings, Inc.	15,200	432,898	27.3
JTEKT Corp.	288,800	2,665,767	168.1
Kaken Pharmaceutical Co. Ltd.	23,900	569,849	35.9
Kandenko Co. Ltd.	37,800	392,194	24.7
Kaneka Corp.	6,600	162,043	10.2
Kanematsu Corp.	4,800	75,111	4.7
Kato Sangyo Co. Ltd.	9,300	306,116	19.3
Kewpie Corp.	108,900	1,955,709	123.4
Kissei Pharmaceutical Co. Ltd.	8,800	189,772	12.0
Kitz Corp.	22,300	184,099	11.6
Kokuyo Co. Ltd.	37,900	616,245	38.9
Kyoritsu Maintenance Co. Ltd.	49,000	2,032,614	128.2
Life Corp.	17,300	443,475	28.0
Link And Motivation, Inc.	37,300	141,259	8.9
Lion Corp.	132,500	1,184,963	74.7
Mandom Corp.	59,300	520,868	32.9
Mani, Inc.	27,900	391,283	24.7
Maxell Ltd.	38,300	424,793	26.8
Megmilk Snow Brand Co. Ltd.	39,100	618,784	39.0
Meidensha Corp.	28,300	511,972	32.3
MEITEC Group Holdings, Inc.	37,700	752,987	47.5
METAWATER Co. Ltd.	9,400	138,300	8.7
Milbon Co. Ltd.	11,400	272,021	17.2
MIRAIT ONE Corp.	26,800	357,467	22.5
Mitsubishi Materials Corp.	252,400	4,659,708	293.9
Mitsubishi Shokuhin Co. Ltd.	34,500	1,182,752	74.6
Mitsui Mining & Smelting Co. Ltd.	75,400	2,353,354	148.4
MIXI, Inc.	58,400	1,011,118	63.8
Modec, Inc.	54,600	859,294	54.2
Monogatari Corp.	17,400	619,068	39.0
Morinaga & Co. Ltd.	64,300	1,237,970	78.1
Nakanishi, Inc.	28,900	477,717	30.1
Nichicon Corp.	45,900	404,995	25.5
Nippn Corp.	16,900	261,547	16.5
Nippon Gas Co. Ltd.	13,000	203,425	12.8
Nippon Light Metal Holdings Co. Ltd.	119,300	1,483,643	93.6
Nippon Road Co. Ltd.	18,500	269,236	17.0
Nishi-Nippon Financial Holdings, Inc.	39,800	462,166	29.1
Nisshin Oillio Group Ltd.	14,000	431,375	27.2
Nisshinbo Holdings, Inc.	227,300	1,892,003	119.3
Nittetsu Mining Co. Ltd.	12,900	464,349	29.3
NOK Corp.	39,100	522,910	33.0
Nomura Co. Ltd.	106,300	634,264	40.0
Noritz Corp.	17,700	188,222	11.9
North Pacific Bank Ltd.	41,200	105,452	6.6
NSD Co. Ltd.	18,700	354,332	22.3
NTN Corp.	867,400	1,592,647	100.5
Okamura Corp.	23,300	351,763	22.2
Oki Electric Industry Co. Ltd.	138,400	980,893	61.9
Okinawa Cellular Telephone Co.	17,700	435,487	27.5
Onward Holdings Co. Ltd.	149,800	555,204	35.0

55

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Optex Group Co. Ltd.	11,100	$139,101	8.8%
Pacific Industrial Co. Ltd.	46,000	449,895	28.4
PALTAC Corp.	28,300	870,081	54.9
Pigeon Corp.	360,900	3,968,556	250.3
Prima Meat Packers Ltd.	29,800	492,052	31.0
Raito Kogyo Co. Ltd.	40,700	574,786	36.3
Relo Group, Inc.	110,700	1,122,473	70.8
Saizeriya Co. Ltd.	63,400	2,196,086	138.5
San-Ai Obbli Co. Ltd.	6,000	68,318	4.3
Sanki Engineering Co. Ltd.	17,900	231,790	14.6
Sanyo Chemical Industries Ltd.	6,500	191,812	12.1
Sato Holdings Corp.	32,100	476,516	30.1
Seino Holdings Co. Ltd.	15,900	234,158	14.8
Shibaura Machine Co. Ltd.	30,300	741,164	46.7
Shizuoka Gas Co. Ltd.	33,300	229,445	14.5
SMS Co. Ltd.	39,700	723,983	45.7
Sodick Co. Ltd.	26,600	128,781	8.1
Sohgo Security Services Co. Ltd.	110,600	609,723	38.5
Starts Corp., Inc.	18,700	387,247	24.4
Strike Co. Ltd.	33,600	1,092,831	68.9
Sumitomo Mitsui Construction Co. Ltd.	224,900	636,734	40.2
Sun Frontier Fudousan Co. Ltd.	900	10,866	0.7
Suzuken Co. Ltd.	37,800	1,181,809	74.5
Systena Corp.	413,900	844,839	53.3
Tadano Ltd.	39,900	327,896	20.7
Taikisha Ltd.	6,800	204,361	12.9
Takuma Co. Ltd.	89,200	1,059,985	66.9
Tamron Co. Ltd.	2,500	95,647	6.0
TechMatrix Corp.	14,900	160,867	10.1
Teijin Ltd.	98,200	912,117	57.5
Toa Corp.	28,900	771,182	48.6
Tokai Rika Co. Ltd.	41,600	663,960	41.9
Tokuyama Corp.	34,200	553,656	34.9
Tokyu Construction Co. Ltd.	132,800	744,151	46.9
Topcon Corp.	65,500	759,585	47.9
Tosei Corp.	66,600	971,341	61.3
Toshiba TEC Corp.	25,800	540,249	34.1
Towa Pharmaceutical Co. Ltd.	54,700	966,096	60.9
Toyo Ink SC Holdings Co. Ltd.	43,900	827,963	52.2
Toyo Seikan Group Holdings Ltd.	32,600	522,888	33.0
Toyoda Gosei Co. Ltd.	145,300	2,817,062	177.7
Trusco Nakayama Corp.	28,500	491,592	31.0
TS Tech Co. Ltd.	34,800	443,976	28.0
TSI Holdings Co. Ltd.	73,100	342,658	21.6
Tsubakimoto Chain Co.	11,400	332,699	21.0
Tv Tokyo Holdings Corp.	4,400	93,245	5.9
United Arrows Ltd.	29,700	393,178	24.8
United Urban Investment Corp.	673	687,526	43.4
Usen-Next Holdings Co. Ltd.	6,900	202,305	12.8
UT Group Co. Ltd.	13,400	215,698	13.6
Wacom Co. Ltd.	92,000	428,081	27.0
YAMABIKO Corp.	6,500	73,477	4.6
Yamazen Corp.	39,000	332,663	21.0
Yaoko Co. Ltd.	12,400	721,584	45.5
Yokogawa Bridge Holdings Corp.	3,300	64,444	4.1
Yuasa Trading Co. Ltd.	5,800	195,076	12.3

		108,626,759

Netherlands
Eurocommercial Properties NV	10,112	229,702	14.5

Security	Shares	Value	% of Basket Value

Netherlands

Netherlands (continued)
Koninklijke BAM Groep NV	112,733	$315,172	19.9%
PostNL NV	659,483	973,602	61.4
TomTom NV	67,393	462,252	29.1

		1,980,728

Norway
Aker Solutions ASA	201,742	760,390	48.0
DNO ASA	58,310	51,915	3.3
Elkem ASA	202,374	426,547	26.9
Odfjell Drilling Ltd.	216,353	814,248	51.3
Wallenius Wilhelmsen ASA	30,876	304,340	19.2

		2,357,440

Portugal
CTT-Correios de Portugal SA	45,736	183,864	11.6
Mota-Engil SGPS SA	122,314	709,768	44.8
NOS SGPS SA	215,937	775,666	48.9
Sonae SGPS SA	720,491	705,890	44.5

		2,375,188

Singapore
BW LPG Ltd.	70,991	890,644	56.2
IGG, Inc.	988,000	351,392	22.2
Kulicke & Soffa Industries, Inc.	22,852	1,149,913	72.5

		2,391,949

South Africa
Scatec ASA	102,586	773,615	48.8

South Korea
Magnachip Semiconductor Corp.	16,219	105,910	6.7

Spain
Almirall SA	23,888	229,571	14.5
Atlantica Sustainable Infrastructure PLC	11,540	221,337	14.0
Indra Sistemas SA	128,248	2,305,072	145.4
Inmobiliaria Colonial Socimi SA	103,423	629,970	39.7
Merlin Properties Socimi SA	139,215	1,436,818	90.6
Obrascon Huarte Lain SA	358,422	159,161	10.0

		4,981,929

Sweden
Corem Property Group AB, Class B	144,640	146,828	9.3
Loomis Ab, Class B	15,029	414,603	26.2
MIPS AB	4,839	161,942	10.2
Modern Times Group MTG AB, Class B	28,807	222,260	14.0
Mycronic AB	27,940	783,276	49.4
Nyfosa AB	39,073	352,090	22.2
Sectra AB, Class B	18,544	347,979	21.9

		2,428,978

Switzerland
Aryzta AG	625,181	1,131,211	71.4
DKSH Holding AG	18,982	1,338,443	84.4
dormakaba Holding AG, Class N	408	206,061	13.0
Inficon Holding AG, Class N	290	443,592	28.0
IWG PLC	113,053	269,012	17.0
Ypsomed Holding AG, Registered Shares	2,274	809,064	51.0

		4,197,383

United Kingdom
Breedon Group PLC	42,994	198,881	12.5
Capricorn Energy PLC	128,721	237,701	15.0
Chemring Group PLC	183,179	820,534	51.8

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Close Brothers Group PLC	141,374	$973,757	61.4%
CVS Group PLC	5,424	116,520	7.3
Deliveroo PLC, Class A	604,938	904,972	57.1
Firstgroup PLC	383,408	810,883	51.1
Gamma Communications PLC	8,979	136,414	8.6
Grafton Group PLC, CDI	37,986	469,785	29.6
Great Portland Estates PLC	54,769	289,404	18.2
Halfords Group PLC	66,829	151,794	9.6
Hunting PLC	179,722	751,089	47.4
Impax Asset Management Group PLC	20,469	141,303	8.9
Inchcape PLC	180,138	1,558,019	98.3
Investec PLC	79,502	519,954	32.8
J D Wetherspoon PLC	40,506	432,962	27.3
John Wood Group PLC	253,428	504,738	31.8
Jupiter Fund Management PLC	218,313	219,648	13.8
Just Group PLC	329,624	356,717	22.5
Keller Group PLC	11,952	132,934	8.4
Kier Group PLC	37,671	61,248	3.9
Mitchells & Butlers PLC	80,261	265,773	16.8
Mitie Group PLC	463,973	610,532	38.5
Moneysupermarket.com Group PLC	83,756	271,350	17.1
Morgan Sindall Group PLC	21,840	629,534	39.7
NCC Group PLC	70,574	108,881	6.9
Nomad Foods Ltd.	23,913	430,195	27.1
OSB Group PLC	236,879	1,353,452	85.4
Paragon Banking Group PLC	84,690	757,606	47.8
Playtech Plc	120,477	681,355	43.0
Redde Northgate PLC	174,308	787,567	49.7
S4 Capital PLC	119,956	67,173	4.2
Serco Group PLC	265,434	581,665	36.7
SThree PLC	60,619	314,970	19.9
Telecom Plus PLC	9,771	180,862	11.4
TP ICAP Group PLC	387,359	921,722	58.1
Vesuvius PLC	150,481	910,058	57.4
Watches of Switzerland Group PLC	17,711	83,458	5.3
Workspace Group PLC	26,856	177,432	11.2

		18,922,842

United States
1-800-Flowers.com, Inc., Class A	29,175	303,420	19.1
Accel Entertainment, Inc., Class A	28,933	296,563	18.7
Accolade, Inc.	10,264	116,188	7.3
Acushnet Holdings Corp.	11,795	747,095	47.1
Addus HomeCare Corp.	2,384	206,454	13.0
Advanced Energy Industries, Inc.	5,957	620,600	39.1
Agilysys, Inc.	2,987	250,042	15.8
Albany International Corp., Class A	9,039	803,658	50.7
Allient, Inc.	3,752	104,531	6.6
Alpha & Omega Semiconductor Ltd.	10,297	264,221	16.7
Amalgamated Financial Corp.	13,348	354,523	22.4
Ambarella, Inc.	16,770	881,431	55.6
American Assets Trust, Inc.	95,321	2,138,050	134.9
American Software, Inc., Class A	4,710	53,364	3.4
American Vanguard Corp.	7,833	85,536	5.4
American Woodmark Corp.	11,297	1,031,190	65.0
Andersons, Inc.	2,863	150,909	9.5
Anywhere Real Estate, Inc.	92,713	660,117	41.6
Apogee Enterprises, Inc.	26,850	1,417,949	89.4
Archrock, Inc.	25,418	415,330	26.2
Argan, Inc.	6,428	284,953	18.0
AssetMark Financial Holdings, Inc.	11,531	353,656	22.3

Security	Shares	Value	% of Basket Value

United States (continued)
Astec Industries, Inc.	5,986	$213,102	13.4%
Atea Pharmaceuticals, Inc.	42,982	178,805	11.3
AtriCure, Inc.	12,067	411,002	25.9
Badger Meter, Inc.	3,230	465,088	29.3
Bandwidth, Inc., Class A	25,815	357,280	22.5
Beazer Homes USA, Inc.	27,772	881,761	55.6
Benchmark Electronics, Inc.	35,012	949,525	59.9
Berry Corp.	68,919	462,447	29.2
BigCommerce Holdings, Inc., Series-1	34,520	282,374	17.8
BlueLinx Holdings, Inc.	9,256	1,067,587	67.3
Brady Corp., Class A	41,226	2,483,042	156.6
Brightsphere Investment Group, Inc.	11,617	256,968	16.2
Bristow Group, Inc.	9,911	261,452	16.5
Brookdale Senior Living, Inc.	117,959	645,236	40.7
Cantaloupe, Inc.	5,105	34,765	2.2
Cargurus, Inc., Class A	3,638	84,547	5.3
Cars.com, Inc.	15,059	262,478	16.6
Castle Biosciences, Inc.	20,161	465,316	29.4
Central Garden & Pet Co., Class A	4,451	183,737	11.6
Century Communities, Inc.	4,563	395,612	25.0
Cerence, Inc.	25,210	504,704	31.8
CEVA, Inc.	7,330	140,736	8.9
Chegg, Inc.	317,502	3,127,395	197.3
Clean Energy Fuels Corp.	15,997	47,191	3.0
CommVault Systems, Inc.	30,276	2,775,704	175.1
Comstock Resources, Inc.	16,903	132,012	8.3
ConnectOne Bancorp, Inc.	13,420	306,513	19.3
Corcept Therapeutics, Inc.	72,878	1,537,726	97.0
CRA International, Inc.	8,322	892,451	56.3
CrossFirst Bankshares, Inc.	7,012	99,009	6.2
CS Disco, Inc.	12,087	98,872	6.2
CSG Systems International, Inc.	58,308	2,933,476	185.0
Customers Bancorp, Inc.	21,304	1,138,486	71.8
Dana, Inc.	121,974	1,653,967	104.3
Delek U.S. Holdings, Inc.	56,275	1,521,113	95.9
Deluxe Corp.	12,843	242,861	15.3
Digi International, Inc.	5,958	144,839	9.1
Digital Turbine, Inc.	44,521	239,968	15.1
Dime Community Bancshares, Inc.	16,363	373,240	23.5
Donnelley Financial Solutions, Inc.	4,198	260,780	16.5
Driven Brands Holdings, Inc.	24,330	318,966	20.1
DXP Enterprises, Inc.	17,805	573,677	36.2
Eagle Bancorp, Inc.	13,563	336,227	21.2
El Pollo Loco Holdings, Inc.	1,336	12,371	0.8
Encore Wire Corp.	3,331	751,141	47.4
EnerSys	5,901	563,959	35.6
Enova International, Inc.	25,080	1,365,104	86.1
Enovis Corp.	50,668	2,974,212	187.6
Enviri Corp.	13,809	118,896	7.5
Esab Corp.	2,392	205,688	13.0
Ethan Allen Interiors, Inc.	34,419	1,002,625	63.2
Everbridge, Inc.	32,773	732,804	46.2
Everi Holdings, Inc.	187,685	1,953,801	123.2
eXp World Holdings, Inc.	51,825	641,594	40.5
EZCORP, Inc., Class A	33,057	284,290	17.9
Federated Hermes, Inc., Class B	1,388	48,524	3.1
First Interstate BancSystem, Inc., Class A	23,682	651,729	41.1
Fiverr International Ltd.	15,033	404,688	25.5
Flushing Financial Corp.	10,542	168,988	10.7
Forestar Group, Inc.	11,650	364,179	23.0
Forrester Research, Inc.	7,430	189,316	11.9

57

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Forward Air Corp.	2,720	$120,578	7.6%
Franklin Covey Co.	15,654	633,048	39.9
Frontdoor, Inc.	57,742	1,891,628	119.3
Fulgent Genetics, Inc.	9,368	230,359	14.5
Genesco, Inc.	8,930	248,075	15.7
Gibraltar Industries, Inc.	3,916	316,883	20.0
G-III Apparel Group Ltd.	37,981	1,142,848	72.1
Global Industrial Co.	11,338	482,205	30.4
GMS, Inc.	13,228	1,113,269	70.2
GoPro, Inc., Class A	270,043	804,728	50.8
GQG Partners, Inc., CDI	418,239	518,952	32.7
Gray Television, Inc.	39,524	377,454	23.8
Greif, Inc., Class A	12,989	813,241	51.3
Griffon Corp.	31,827	1,854,241	117.0
Grocery Outlet Holding Corp.	139,059	3,445,882	217.4
Group 1 Automotive, Inc.	6,961	1,810,278	114.2
Guess?, Inc.	68,455	1,529,285	96.5
Gulfport Energy Corp.	3,831	486,154	30.7
H&E Equipment Services, Inc.	17,571	945,144	59.6
Hackett Group, Inc.	8,523	197,052	12.4
Haverty Furniture Cos., Inc.	13,955	473,075	29.8
HCI Group, Inc.	4,328	388,092	24.5
Health Catalyst, Inc.	53,298	520,721	32.8
Healthcare Services Group, Inc.	45,845	432,777	27.3
HealthStream, Inc.	11,898	316,725	20.0
Heartland Financial USA, Inc.	29,834	1,058,212	66.8
Heidrick & Struggles International, Inc.	11,594	347,472	21.9
Helix Energy Solutions Group, Inc.	49,678	466,973	29.5
Heritage Financial Corp.	2,934	59,120	3.7
Hims & Hers Health, Inc., Class A	8,807	75,564	4.8
Hope Bancorp, Inc.	4,701	52,087	3.3
Horizon Bancorp, Inc.	35,691	467,909	29.5
Hudson Pacific Properties, Inc.	13,988	114,562	7.2
Huron Consulting Group, Inc.	592	61,290	3.9
Hyster-Yale Materials Handling, Inc., Class A	1,827	120,070	7.6
I3 Verticals, Inc., Class A	5,087	95,330	6.0
Independent Bank Corp.	25,780	655,843	41.4
Independent Bank Group, Inc.	19,731	953,994	60.2
Infinera Corp.	109,460	540,732	34.1
Innoviva, Inc.	48,066	778,669	49.1
Insperity, Inc.	6,250	716,813	45.2
Intapp, Inc.	16,895	727,837	45.9
Integral Ad Science Holding Corp.	24,130	351,092	22.1
Inter Parfums, Inc.	591	82,238	5.2
Interface, Inc., Class A	14,357	178,170	11.2
iRadimed Corp.	696	28,821	1.8
Itron, Inc.	19,939	1,438,399	90.7
Janus International Group, Inc.	49,191	696,053	43.9
JELD-WEN Holding, Inc.	23,309	433,547	27.4
JetBlue Airways Corp.	202,586	1,075,732	67.9
Johnson Outdoors, Inc., Class A	2,022	90,505	5.7
Kimball Electronics, Inc.	8,553	203,390	12.8
Kodiak Gas Services, Inc.	8,814	206,424	13.0
Kohl’s Corp.	72,742	1,873,834	118.2
Korn Ferry	15,873	931,269	58.7
Laureate Education, Inc., Class A	88,745	1,119,962	70.6
LeMaitre Vascular, Inc.	3,228	187,353	11.8
LendingClub Corp.	8,114	73,188	4.6
Liquidity Services, Inc.	7,773	135,639	8.6
LivaNova PLC	14,308	696,513	43.9
LiveRamp Holdings, Inc.	16,036	633,101	39.9
Lovesac Co.	13,628	315,624	19.9

Security	Shares	Value	% of Basket Value

United States (continued)
Magnite, Inc.	12,438	$110,076	6.9%
Manitowoc Co., Inc.	34,188	550,427	34.7
MaxLinear, Inc.	23,232	483,690	30.5
Mercury General Corp.	14,242	570,392	36.0
Methode Electronics, Inc.	19,405	402,848	25.4
MGP Ingredients, Inc.	4,464	379,217	23.9
Midland States Bancorp, Inc.	11,546	303,198	19.1
MillerKnoll, Inc.	27,824	739,840	46.7
Minerals Technologies, Inc.	7,115	464,965	29.3
MiNK Therapeutics, Inc.	72	62	0.0
Mister Car Wash, Inc.	22,383	185,779	11.7
Model N, Inc.	40,173	1,082,662	68.3
Monro, Inc.	25,633	816,667	51.5
Mr. Cooper Group, Inc.	25,404	1,711,213	107.9
N-able, Inc.	36,475	473,446	29.9
Nabors Industries Ltd.	5,174	437,617	27.6
National Vision Holdings, Inc.	34,660	658,887	41.6
NCR Voyix Corp.	62,549	919,470	58.0
NETGEAR, Inc.	48,519	688,970	43.5
NetScout Systems, Inc.	16,543	355,840	22.4
NexPoint Residential Trust, Inc.	27,108	828,149	52.2
NMI Holdings, Inc., Class A	8,964	286,131	18.1
Nordstrom, Inc.	22,339	405,453	25.6
Novocure Ltd.	128,883	1,794,051	113.2
NOW, Inc.	25,556	257,860	16.3
OceanFirst Financial Corp.	918	15,817	1.0
Olo, Inc., Class A	45,050	232,909	14.7
Omega Flex, Inc.	236	16,463	1.0
ON24, Inc.	31,698	242,490	15.3
Outfront Media, Inc.	102,951	1,340,422	84.6
Owens & Minor, Inc.	12,164	239,752	15.1
Palomar Holdings, Inc.	9,535	570,860	36.0
Pegasystems, Inc.	7,014	341,862	21.6
Pennant Group, Inc.	1,553	23,311	1.5
Perella Weinberg Partners, Class A	16,693	196,143	12.4
PetIQ, Inc., Class A	9,106	163,635	10.3
Playtika Holding Corp.	23,649	170,746	10.8
PRA Group, Inc.	28,166	641,340	40.5
Premier Financial Corp.	34,324	717,028	45.2
Prestige Consumer Healthcare, Inc.	10,202	627,831	39.6
PriceSmart, Inc.	5,963	453,307	28.6
Primoris Services Corp.	15,576	510,893	32.2
PROG Holdings, Inc.	8,404	257,499	16.2
Proto Labs, Inc.	21,600	779,544	49.2
Q2 Holdings, Inc.	26,781	1,139,532	71.9
Quaker Chemical Corp.	4,053	769,827	48.6
RE/MAX Holdings, Inc., Class A	7,416	79,574	5.0
Redfin Corp.	127,827	1,043,068	65.8
REV Group, Inc.	5,584	109,000	6.9
Revolve Group, Inc., Class A	26,431	380,871	24.0
REX American Resources Corp.	20,825	861,947	54.4
RHI Magnesita NV	10,387	444,688	28.1
Riskified Ltd., Class A	10,569	48,512	3.1
RLJ Lodging Trust	68,894	797,793	50.3
Ryerson Holding Corp.	4,396	150,871	9.5
Sandy Spring Bancorp, Inc.	10,583	258,014	16.3
Schnitzer Steel Industries, Inc., Class A	14,575	383,760	24.2
Scholastic Corp.	12,309	473,158	29.8
SEMrush Holdings, Inc., Class A	2,457	28,354	1.8
Semtech Corp.	52,875	1,049,040	66.2
SI-BONE, Inc.	2,537	51,273	3.2
Silk Road Medical, Inc.	10,833	163,903	10.3

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Sims Ltd.	75,379	$716,390	45.2%
Simulations Plus, Inc.	1,871	70,911	4.5
SolarWinds Corp.	25,248	298,431	18.8
Sonic Automotive, Inc., Class A	16,140	816,038	51.5
Sonos, Inc.	46,619	726,324	45.8
Southside Bancshares, Inc.	2,320	72,616	4.6
SpartanNash Co.	35,935	806,022	50.8
Standard Motor Products, Inc.	12,782	515,754	32.5
Steelcase, Inc., Class A	38,415	487,102	30.7
Summit Hotel Properties, Inc.	24,162	156,570	9.9
Sunnova Energy International, Inc.	42,724	449,457	28.4
Supernus Pharmaceuticals, Inc.	41,253	1,141,883	72.0
Tandem Diabetes Care, Inc.	30,968	706,070	44.5
Tennant Co.	6,601	623,927	39.4
Titan Machinery, Inc.	15,859	423,911	26.7
TTEC Holdings, Inc.	7,233	147,409	9.3
TTM Technologies, Inc.	18,959	263,720	16.6
Turning Point Brands, Inc.	48,624	1,181,077	74.5
Tutor Perini Corp.	63,768	571,361	36.0
Univest Financial Corp.	12,582	267,242	16.9
Upbound Group, Inc.	2,987	99,168	6.3
Upwork, Inc.	32,616	447,165	28.2
Varex Imaging Corp.	64,041	1,234,070	77.8
Verint Systems, Inc.	76,451	2,269,830	143.2
Viad Corp.	4,204	138,984	8.8
Viavi Solutions, Inc.	27,912	274,375	17.3
Vicor Corp.	2,931	110,411	7.0
Vimeo, Inc.	26,077	103,526	6.5
Vishay Precision Group, Inc.	2,997	95,544	6.0
Vital Farms, Inc.	30,844	443,537	28.0
Vizio Holding Corp., Class A	13,060	91,420	5.8
Wabash National Corp.	2,716	68,715	4.3
Washington Trust Bancorp, Inc.	9,149	254,434	16.1
Winmark Corp.	1,091	393,491	24.8
World Kinect Corp.	33,590	758,126	47.8
Yext, Inc.	51,251	303,918	19.2
Zeta Global Holdings Corp., Class A	52,883	511,907	32.3
ZipRecruiter, Inc., Class A	19,610	272,971	17.2
Zumiez, Inc.	18,879	324,152	20.4
Zuora, Inc., Class A	75,161	686,972	43.3

		142,858,629

Preferred Stocks

Germany
Schaeffler AG	97,783	625,947	39.5

Total Reference Entity — Long		363,695,304

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(32,373)	(718,261)	(45.3)
Bellevue Gold Ltd.	(370,351)	(325,952)	(20.6)
Boss Energy Ltd.	(90,472)	(330,991)	(20.9)
Breville Group Ltd.	(20,460)	(366,999)	(23.1)
Brickworks Ltd.	(6,804)	(131,751)	(8.3)
Capricorn Metals Ltd.	(81,871)	(247,742)	(15.6)
Champion Iron Ltd.	(156,941)	(873,988)	(55.1)
Core Lithium Ltd.	(133,382)	(17,029)	(1.1)
Coronado Global Resources, Inc., CDI	(321,598)	(347,569)	(21.9)
Corporate Travel Management Ltd.	(50,923)	(683,729)	(43.1)

Security	Shares	Value	% of Basket Value

Australia (continued)
De Grey Mining Ltd.	(198,387)	$(160,259)	(10.1)%
Deep Yellow Ltd.	(111,539)	(106,993)	(6.8)
Domain Holdings Australia Ltd.	(153,847)	(338,988)	(21.4)
EVT Ltd.	(60,918)	(504,366)	(31.8)
Genesis Minerals Ltd.	(131,881)	(141,945)	(9.0)
Gold Road Resources Ltd.	(64,400)	(64,717)	(4.1)
GUD Holdings Ltd.	(77,043)	(620,551)	(39.1)
Harvey Norman Holdings Ltd.	(429,507)	(1,252,520)	(79.0)
HMC Capital Ltd.	(98,991)	(398,209)	(25.1)
Ingenia Communities Group	(117,491)	(345,599)	(21.8)
Kelsian Group Ltd.	(138,926)	(655,608)	(41.4)
Leo Lithium Ltd.	(33,787)	(10,243)	(0.6)
Neuren Pharmaceuticals Ltd.	(38,669)	(601,463)	(37.9)
Nine Entertainment Co. Holdings Ltd.	(1,297,977)	(1,691,000)	(106.7)
Perpetual Ltd.	(25,708)	(439,200)	(27.7)
PEXA Group Ltd.	(54,112)	(410,254)	(25.9)
Red 5 Ltd.	(1,407,534)	(292,686)	(18.5)
Sayona Mining Ltd.	(42,865,071)	(1,123,055)	(70.8)
Silex Systems Ltd.	(86,052)	(291,334)	(18.4)
Stanmore Resources Ltd.	(214,338)	(558,724)	(35.2)
Strike Energy Ltd.	(1,356,442)	(386,402)	(24.4)
Webjet Ltd.	(201,353)	(991,338)	(62.5)

		(15,429,465)

Austria
CA Immobilien Anlagen AG	(45,630)	(1,514,607)	(95.5)

Belgium
Ackermans & van Haaren NV	(6,785)	(1,149,615)	(72.5)
Azelis Group NV	(31,512)	(658,339)	(41.5)
Biocartis Group NV	(30)	(0)	0.0
Xior Student Housing NV	(10,458)	(317,596)	(20.1)

		(2,125,550)

Brazil
ERO Copper Corp.	(4,311)	(67,329)	(4.2)

Canada
Altius Minerals Corp.	(10,361)	(136,888)	(8.6)
Andlauer Healthcare Group, Inc.	(8,293)	(242,278)	(15.3)
Badger Infrastructure Solutions Ltd.	(13,457)	(468,044)	(29.5)
Brookfield Business Corp., Class A	(19,079)	(443,146)	(27.9)
Canadian Western Bank	(44,448)	(979,789)	(61.8)
Choice Properties Real Estate Investment Trust	(34,311)	(358,648)	(22.6)
Cogeco Communications, Inc.	(10,359)	(478,534)	(30.2)
Cogeco, Inc.	(5,952)	(264,363)	(16.7)
Converge Technology Solutions Corp.	(28)	(95)	(0.0)
Definity Financial Corp.	(50,259)	(1,463,716)	(92.3)
Filo Corp.	(64,400)	(990,639)	(62.5)
Headwater Exploration, Inc.	(47,406)	(222,696)	(14.0)
Lumine Group, Inc.	(34,046)	(794,849)	(50.1)
MAG Silver Corp.	(50,016)	(450,208)	(28.4)
Maple Leaf Foods, Inc.	(15,584)	(297,440)	(18.8)
Martinrea International, Inc.	(69,917)	(718,363)	(45.3)
Minto Apartment REIT	(135,629)	(1,667,095)	(105.1)
North West Co., Inc.	(2,964)	(85,818)	(5.4)
Sandstorm Gold Ltd.	(10,398)	(47,225)	(3.0)
Savaria Corp.	(31,182)	(374,895)	(23.6)
SilverCrest Metals, Inc.	(162,290)	(897,826)	(56.6)
Skeena Resources Ltd.	(115,217)	(524,070)	(33.1)
Spartan Delta Corp.	(77,146)	(178,621)	(11.3)
Spin Master Corp.	(6,079)	(156,495)	(9.9)
Stella-Jones, Inc.	(17,181)	(1,017,396)	(64.2)

59

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
StorageVault Canada, Inc.	(120,397)	$(481,334)	(30.4)%
Triple Flag Precious Metals Corp.	(23,734)	(304,451)	(19.2)
Trisura Group Ltd.	(8,207)	(229,165)	(14.5)
Westshore Terminals Investment Corp.	(1,430)	(30,102)	(1.9)
Winpak Ltd.	(19,137)	(600,965)	(37.9)

		(14,905,154)

Cayman Islands
Consolidated Water Co. Ltd., Ordinary Shares	(2,512)	(80,208)	(5.1)

China
TI Fluid Systems PLC	(205,370)	(374,045)	(23.6)

Denmark
NKT A/S, Class B	(600)	(41,834)	(2.6)
NTG Nordic Transport Group A/S	(6,158)	(279,654)	(17.7)

		(321,488)

Egypt
Energean PLC	(15,233)	(183,833)	(11.6)

Faeroe Islands
Bakkafrost P/F	(10,255)	(579,605)	(36.6)

Finland
Kemira OYJ	(7,558)	(141,858)	(9.0)
Mandatum Oyj	(120,772)	(547,288)	(34.5)
Metsa Board OYJ, Class B	(112,408)	(917,377)	(57.9)
Tokmanni Group Corp.	(40,851)	(709,081)	(44.7)

		(2,315,604)

France
Alten SA	(8,073)	(1,263,244)	(79.7)
Esker SA	(128)	(21,495)	(1.3)
Euroapi SA	(29,979)	(201,674)	(12.7)
Metropole Television SA	(69,585)	(999,900)	(63.1)
Neoen SA	(54,022)	(1,582,948)	(99.8)
Societe BIC SA	(17,067)	(1,196,939)	(75.5)
Verallia SA	(46,447)	(1,659,440)	(104.7)
Virbac SA	(1,213)	(443,609)	(28.0)

		(7,369,249)

Germany
Dermapharm Holding SE	(7,591)	(327,383)	(20.7)
Eckert & Ziegler Strahlen- und Medizintechnik AG .	(6,372)	(320,483)	(20.2)
Energiekontor AG	(5,849)	(484,508)	(30.6)
Fielmann Group AG	(3,321)	(175,119)	(11.0)
Hensoldt AG	(65,080)	(1,971,122)	(124.3)
Norma Group SE	(3,409)	(56,159)	(3.5)
PNE AG, Class N	(62,583)	(913,986)	(57.7)
PVA Tepla AG	(24,650)	(564,365)	(35.6)
Sixt SE	(6,325)	(625,005)	(39.4)
Software AG	(1,045)	(44,227)	(2.8)
SUESS MicroTec SE, Class N	(1,522)	(52,111)	(3.3)
Thyssenkrupp Nucera AG & Co. KGaa	(34,168)	(565,016)	(35.6)

		(6,099,484)

Ghana
Tullow Oil PLC	(3,545,374)	(1,396,041)	(88.1)

Security	Shares	Value	% of Basket Value

Indonesia
Golden Agri-Resources Ltd.	(681,700)	$(138,001)	(8.7)%
Nickel Industries Ltd.	(1,206,780)	(626,121)	(39.5)

		(764,122)

Ireland
Ardmore Shipping Corp.	(32,319)	(535,526)	(33.8)
C&C Group PLC	(427,746)	(836,248)	(52.7)

		(1,371,774)

Israel
Israel Corp. Ltd.	(7,625)	(1,695,519)	(106.9)
Maytronics Ltd.	(17,170)	(183,094)	(11.6)
Strauss Group Ltd.	(46,455)	(873,772)	(55.1)

		(2,752,385)

Italy
BFF Bank SpA	(28,555)	(312,772)	(19.7)
Eurogroup Laminations SpA	(102,858)	(340,277)	(21.5)
Industrie De Nora SpA	(49,569)	(790,241)	(49.8)
Salvatore Ferragamo SpA	(12,681)	(163,809)	(10.3)
Technogym SpA	(39,430)	(395,568)	(25.0)
Technoprobe SpA	(31,845)	(320,436)	(20.2)

		(2,323,103)

Japan
Advance Logistics Investment Corp.	(480)	(421,093)	(26.6)
Advance Residence Investment Corp.	(240)	(530,342)	(33.5)
Aichi Financial Group, Inc.	(31,900)	(568,331)	(35.8)
Aiful Corp.	(281,000)	(711,601)	(44.9)
Amvis Holdings, Inc.	(24,900)	(463,362)	(29.2)
Anycolor, Inc.	(600)	(15,352)	(1.0)
AOKI Holdings, Inc.	(5,600)	(45,004)	(2.8)
Appier Group, Inc.	(17,200)	(203,278)	(12.8)
Arclands Corp.	(113,000)	(1,306,122)	(82.4)
Ariake Japan Co. Ltd.	(15,900)	(514,688)	(32.5)
Asahi Yukizai Corp.	(5,700)	(160,013)	(10.1)
Atom Corp.	(157,100)	(1,007,336)	(63.5)
Autobacs Seven Co. Ltd.	(26,700)	(293,016)	(18.5)
Base Co. Ltd.	(10,600)	(236,812)	(14.9)
C Uyemura & Co. Ltd.	(8,700)	(666,515)	(42.0)
Chikaranomoto Holdings Co. Ltd.	(10,900)	(107,429)	(6.8)
Comforia Residential REIT, Inc.	(507)	(1,061,474)	(67.0)
CRE Logistics REIT, Inc.	(200)	(211,268)	(13.3)
CUC, Inc.	(9,400)	(170,703)	(10.8)
Daido Steel Co. Ltd.	(3,600)	(37,864)	(2.4)
Daiei Kankyo Co. Ltd.	(34,500)	(592,713)	(37.4)
Daikoku Denki Co. Ltd.	(6,300)	(160,027)	(10.1)
Daikokutenbussan Co. Ltd.	(5,600)	(319,860)	(20.2)
Daiwa Office Investment Corp.	(68)	(292,861)	(18.5)
DCM Holdings Co. Ltd.	(189,700)	(1,782,472)	(112.4)
DeNA Co. Ltd.	(43,200)	(440,488)	(27.8)
Descente Ltd.	(23,500)	(548,650)	(34.6)
Dexerials Corp.	(10,300)	(299,743)	(18.9)
Eagle Industry Co. Ltd.	(5,900)	(68,991)	(4.4)
Enplas Corp.	(11,600)	(951,098)	(60.0)
First Bank of Toyama Ltd.	(6,600)	(37,251)	(2.3)
Fuji Media Holdings, Inc.	(103,800)	(1,241,342)	(78.3)
Fujio Food Group, Inc.	(34,800)	(349,836)	(22.1)
Fukuyama Transporting Co. Ltd.	(21,000)	(586,737)	(37.0)
Furuya Metal Co. Ltd.	(1,600)	(100,269)	(6.3)
Fuso Chemical Co. Ltd.	(22,000)	(625,952)	(39.5)

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Future Corp.	(10,100)	$(121,075)	(7.6)%
Globeride, Inc.	(24,200)	(343,743)	(21.7)
GMO Financial Holdings, Inc.	(19,700)	(101,651)	(6.4)
Godo Steel Ltd.	(1,500)	(52,953)	(3.3)
GungHo Online Entertainment, Inc.	(31,600)	(536,218)	(33.8)
Hakuto Co. Ltd.	(9,000)	(376,100)	(23.7)
Hankyu Hanshin REIT, Inc.	(295)	(294,803)	(18.6)
Heiwa Real Estate REIT, Inc.	(994)	(932,514)	(58.8)
Hirata Corp.	(5,800)	(267,818)	(16.9)
HIS Co. Ltd.	(92,500)	(1,133,589)	(71.5)
Hisamitsu Pharmaceutical Co., Inc.	(24,500)	(705,390)	(44.5)
Hokuetsu Corp.	(103,700)	(989,706)	(62.4)
Hokuhoku Financial Group, Inc.	(76,200)	(814,929)	(51.4)
Hoshino Resorts REIT, Inc.	(322)	(1,135,358)	(71.6)
House Foods Group, Inc.	(6,300)	(140,016)	(8.8)
Idec Corp.	(22,900)	(462,786)	(29.2)
Iino Kaiun Kaisha Ltd.	(65,700)	(579,484)	(36.5)
Industrial & Infrastructure Fund Investment Corp.	(128)	(117,008)	(7.4)
Insource Co. Ltd.	(37,000)	(211,116)	(13.3)
Internet Initiative Japan, Inc.	(3,500)	(68,546)	(4.3)
Izumi Co. Ltd.	(17,000)	(404,165)	(25.5)
J Trust Co. Ltd.	(69,500)	(227,110)	(14.3)
Japan Aviation Electronics Industry Ltd.	(37,700)	(655,911)	(41.4)
Japan Prime Realty Investment Corp.	(93)	(224,832)	(14.2)
Japan Wool Textile Co. Ltd.	(15,200)	(154,735)	(9.8)
Kadokawa Corp.	(164,500)	(3,513,308)	(221.6)
Kagome Co. Ltd.	(51,600)	(1,281,274)	(80.8)
Kanto Denka Kogyo Co. Ltd.	(21,600)	(130,466)	(8.2)
KeePer Technical Laboratory Co. Ltd.	(10,200)	(454,621)	(28.7)
Keihan Holdings Co. Ltd.	(71,000)	(1,749,041)	(110.3)
KH Neochem Co. Ltd.	(12,900)	(203,001)	(12.8)
Kisoji Co. Ltd.	(25,400)	(464,987)	(29.3)
Ki-Star Real Estate Co. Ltd.	(21,900)	(522,002)	(32.9)
Kiyo Bank Ltd.	(35,300)	(401,655)	(25.3)
Koa Corp.	(28,500)	(294,474)	(18.6)
Kohnan Shoji Co. Ltd.	(43,600)	(1,169,191)	(73.7)
Komehyo Holdings Co. Ltd.	(3,100)	(93,215)	(5.9)
Komeri Co. Ltd.	(44,900)	(1,015,562)	(64.1)
Kosaido Holdings Co. Ltd.	(43,500)	(222,930)	(14.1)
Kumiai Chemical Industry Co. Ltd.	(14,700)	(85,116)	(5.4)
Kura Sushi, Inc.	(55,100)	(1,489,975)	(94.0)
KYB Corp.	(27,700)	(969,664)	(61.2)
Leopalace21 Corp.	(38,100)	(106,504)	(6.7)
Maruwa Co. Ltd.	(8,600)	(1,736,524)	(109.5)
MEC Co. Ltd.	(14,200)	(433,711)	(27.4)
Megachips Corp.	(5,100)	(166,363)	(10.5)
Meiko Electronics Co. Ltd.	(5,300)	(145,829)	(9.2)
Mitsubishi Estate Logistics REIT Investment Corp.	(213)	(538,897)	(34.0)
Mitsui E&S Co. Ltd.	(16,300)	(83,638)	(5.3)
Mitsui Fudosan Logistics Park, Inc.	(229)	(688,769)	(43.4)
Mitsui-Soko Holdings Co. Ltd.	(13,800)	(465,410)	(29.4)
Morinaga Milk Industry Co. Ltd.	(48,200)	(995,940)	(62.8)
m-up Holdings, Inc.	(7,900)	(53,975)	(3.4)
Musashino Bank Ltd.	(7,400)	(140,713)	(8.9)
Nagoya Railroad Co. Ltd.	(17,700)	(275,609)	(17.4)
Namura Shipbuilding Co. Ltd.	(54,200)	(517,578)	(32.6)
Nankai Electric Railway Co. Ltd.	(53,400)	(1,051,543)	(66.3)
Nanto Bank Ltd.	(35,300)	(644,321)	(40.6)
Nihon Kohden Corp.	(27,100)	(834,029)	(52.6)
Nikkiso Co. Ltd.	(8,900)	(65,940)	(4.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nikkon Holdings Co. Ltd.	(31,000)	$(672,338)	(42.4)%
Nippon Accommodations Fund, Inc.	(99)	(416,054)	(26.2)
Nippon Carbon Co. Ltd.	(27,700)	(849,574)	(53.6)
Nippon Kayaku Co. Ltd.	(73,400)	(661,795)	(41.7)
Nippon Pillar Packing Co. Ltd.	(3,200)	(106,158)	(6.7)
Nippon REIT Investment Corp.	(50)	(116,891)	(7.4)
Nippon Yakin Kogyo Co. Ltd.	(31,000)	(1,007,298)	(63.5)
Nishimatsu Construction Co. Ltd.	(26,600)	(738,231)	(46.6)
Nishimatsuya Chain Co. Ltd.	(76,400)	(1,113,869)	(70.3)
Nitto Boseki Co. Ltd.	(2,600)	(89,629)	(5.7)
Nojima Corp.	(71,400)	(908,435)	(57.3)
Nomura Micro Science Co. Ltd.	(16,300)	(1,538,263)	(97.0)
NS United Kaiun Kaisha Ltd.	(25,600)	(908,722)	(57.3)
One REIT, Inc.	(309)	(573,681)	(36.2)
Orient Corp.	(27,600)	(210,282)	(13.3)
Osaka Soda Co. Ltd.	(26,300)	(1,861,601)	(117.4)
OSAKA Titanium Technologies Co. Ltd.	(90,300)	(1,707,405)	(107.7)
OSG Corp.	(54,000)	(742,217)	(46.8)
PAL GROUP Holdings Co. Ltd.	(25,200)	(406,787)	(25.7)
Piolax, Inc.	(30,700)	(524,884)	(33.1)
Rengo Co. Ltd.	(196,500)	(1,286,614)	(81.2)
Riken Keiki Co. Ltd.	(10,200)	(508,504)	(32.1)
Roland Corp.	(15,200)	(509,775)	(32.2)
Rorze Corp.	(12,700)	(1,423,042)	(89.8)
Ryosan Co. Ltd.	(2,800)	(93,170)	(5.9)
SAMTY Co. Ltd.	(16,100)	(276,957)	(17.5)
Sangetsu Corp.	(39,800)	(885,254)	(55.8)
San-In Godo Bank Ltd.	(3,000)	(21,028)	(1.3)
Sanyo Denki Co. Ltd.	(8,300)	(348,556)	(22.0)
SBI Sumishin Net Bank Ltd.	(14,500)	(168,560)	(10.6)
Seiren Co. Ltd.	(15,000)	(254,198)	(16.0)
Senshu Ikeda Holdings, Inc.	(36,200)	(84,641)	(5.3)
Shiga Bank Ltd.	(38,800)	(973,343)	(61.4)
Shin Nippon Biomedical Laboratories Ltd.	(10,200)	(119,483)	(7.5)
Shoei Co. Ltd.	(62,900)	(848,405)	(53.5)
SKY Perfect JSAT Holdings, Inc.	(124,500)	(661,269)	(41.7)
SOSiLA Logistics REIT, Inc.	(829)	(679,733)	(42.9)
Sotetsu Holdings, Inc.	(16,700)	(309,136)	(19.5)
Star Asia Investment Corp.	(1,802)	(708,420)	(44.7)
Star Micronics Co. Ltd.	(26,500)	(319,299)	(20.1)
T Hasegawa Co. Ltd.	(18,900)	(428,109)	(27.0)
Takara Holdings, Inc.	(84,300)	(720,168)	(45.4)
Takara Leben Real Estate Investment Corp.	(1,632)	(1,171,788)	(73.9)
Tamura Corp.	(41,600)	(150,768)	(9.5)
Tocalo Co. Ltd.	(29,500)	(316,724)	(20.0)
Toho Bank Ltd.	(328,000)	(701,952)	(44.3)
TOKAI Holdings Corp.	(97,500)	(663,742)	(41.9)
Tokyo Kiraboshi Financial Group, Inc.	(12,700)	(374,935)	(23.6)
Tokyo Steel Manufacturing Co. Ltd.	(76,600)	(934,235)	(58.9)
TOMONY Holdings, Inc.	(112,600)	(312,839)	(19.7)
Topre Corp.	(5,100)	(74,895)	(4.7)
Toyo Gosei Co. Ltd.	(3,600)	(212,465)	(13.4)
TRE Holdings Corp.	(32,800)	(277,505)	(17.5)
Tri Chemical Laboratories, Inc.	(64,800)	(1,613,588)	(101.8)
TRYT, Inc.	(7,000)	(28,877)	(1.8)
Tsuburaya Fields Holdings, Inc.	(11,900)	(146,920)	(9.3)
Valqua Ltd.	(4,700)	(144,221)	(9.1)
Wacoal Holdings Corp.	(51,200)	(1,206,253)	(76.1)
W-Scope Corp.	(8,300)	(43,342)	(2.7)
YA-MAN Ltd.	(114,700)	(795,549)	(50.2)
Yamato Kogyo Co. Ltd.	(12,200)	(681,602)	(43.0)

61

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yodogawa Steel Works Ltd.	(7,700)	$(204,801)	(12.9)%
Yonex Co. Ltd.	(61,600)	(505,753)	(31.9)
Zojirushi Corp.	(22,400)	(218,993)	(13.8)

		(88,750,749)

Luxembourg
RTL Group SA	(6,621)	(257,819)	(16.3)

Netherlands
AMG Critical Materials NV	(14,457)	(311,165)	(19.6)
Arcadis NV	(29,178)	(1,618,217)	(102.1)
Corbion NV, Class C	(34,107)	(669,343)	(42.2)
Flow Traders Ltd.	(74,399)	(1,354,929)	(85.4)
SIF Holding NV	(9)	(103)	(0.0)
TKH Group NV	(17,006)	(693,910)	(43.8)
Topicus.com, Inc.	(550)	(42,545)	(2.7)

		(4,690,212)

New Zealand
Mainfreight Ltd.	(17,578)	(779,504)	(49.2)

Norway
Crayon Group Holding ASA	(19,842)	(169,137)	(10.7)
Dof Group ASA	(54,247)	(297,069)	(18.7)
Entra ASA	(10,184)	(113,225)	(7.1)
Europris ASA	(11,450)	(87,121)	(5.5)
Kitron ASA	(7,132)	(22,029)	(1.4)
MPC Container Ships ASA	(378,493)	(576,923)	(36.4)
NEL ASA	(3,762,037)	(1,908,011)	(120.3)
Norske Skog ASA	(40,077)	(140,393)	(8.9)

		(3,313,908)

Philippines
TELUS International CDA, Inc.	(107,626)	(930,301)	(58.7)

Portugal
Greenvolt-Energias Renovaveis SA	(2,467)	(21,693)	(1.4)

Puerto Rico
Liberty Latin America Ltd., Class C	(18,983)	(135,159)	(8.5)

Singapore
AEM Holdings Ltd.	(147,000)	(294,524)	(18.6)
SATS Ltd.	(331,800)	(681,741)	(43.0)
Sheng Siong Group Ltd.	(557,300)	(651,025)	(41.0)

		(1,627,290)

Spain
Befesa SA	(17,197)	(612,545)	(38.6)
Ence Energia y Celulosa SA	(117,215)	(375,309)	(23.7)
Faes Farma SA	(107,077)	(356,748)	(22.5)
Sacyr SA	(575,037)	(1,917,978)	(121.0)
Vidrala SA	(9,877)	(1,003,034)	(63.2)
Viscofan SA	(3,472)	(206,073)	(13.0)

		(4,471,687)

Sweden
AcadeMedia AB	(24)	(132)	(0.0)
Billerud Aktiebolag	(23,846)	(211,487)	(13.4)
Clas Ohlson AB, B Shares	(15,756)	(226,162)	(14.3)
Dometic Group AB	(84,716)	(677,463)	(42.7)
Hexatronic Group AB	(613,902)	(1,292,605)	(81.5)
Hufvudstaden AB, Class A	(48,890)	(637,309)	(40.2)
OX2 AB, Class B	(117,074)	(561,928)	(35.5)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Pandox AB	(7,590)	$(104,925)	(6.6)%
Paradox Interactive AB	(8,280)	(163,038)	(10.3)
Peab AB, Class B	(9,660)	(48,090)	(3.0)
Stillfront Group AB	(160,653)	(167,092)	(10.5)
Surgical Science Sweden AB	(7,480)	(127,400)	(8.0)
Wihlborgs Fastigheter AB	(52,934)	(476,443)	(30.1)

		(4,694,074)

Switzerland
Allreal Holding AG, Class N	(8,391)	(1,504,717)	(94.9)
ALSO Holding AG, Registered Shares	(630)	(185,933)	(11.7)
Autoneum Holding AG, Class N	(7,966)	(1,192,653)	(75.2)
Cembra Money Bank AG	(26,503)	(2,054,188)	(129.6)
Comet Holding AG, Class N	(1,128)	(374,707)	(23.6)
Daetwyler Holding AG	(2,153)	(441,281)	(27.8)
Emmi AG, Class N	(1,113)	(1,175,603)	(74.2)
Forbo Holding AG, Registered Shares	(764)	(905,479)	(57.1)
Garrett Motion, Inc.	(45,884)	(394,144)	(24.9)
Interroll Holding AG, Class N	(673)	(1,970,056)	(124.3)
Komax Holding AG, Class N	(2,696)	(522,459)	(33.0)
Landis&Gyr Group AG	(9,132)	(755,196)	(47.6)
Leonteq AG	(5,738)	(214,780)	(13.6)
Meyer Burger Technology AG, Class N	(5,064,283)	(658,316)	(41.5)
Mobimo Holding AG, Registered Shares	(4,426)	(1,318,515)	(83.2)
SFS Group AG	(13,599)	(1,645,965)	(103.8)
SKAN Group AG	(3,886)	(345,687)	(21.8)
St Galler Kantonalbank AG, Class N	(1,318)	(768,996)	(48.5)
Valiant Holding AG, Registered Shares	(423)	(50,663)	(3.2)
Vontobel Holding AG, Class N	(13,102)	(869,157)	(54.8)
Zehnder Group AG	(2,405)	(144,481)	(9.1)

		(17,492,976)

United Kingdom
Ascential PLC	(485,022)	(1,874,430)	(118.2)
Aston Martin Lagonda Global Holdings PLC	(9,689)	(23,370)	(1.5)
Auction Technology Group PLC	(2,339)	(16,215)	(1.0)
Coats Group PLC	(837,681)	(763,026)	(48.1)
Elementis PLC	(535,102)	(962,574)	(60.7)
Essentra PLC	(54,467)	(119,891)	(7.6)
Finablr PLC	(44,203)	(27)	(0.0)
Flutter Entertainment PLC, Class DI	(6,481)	(1,334,953)	(84.2)
GB Group PLC	(56,977)	(204,318)	(12.9)
Genuit Group PLC	(121,902)	(654,520)	(41.3)
Greatland Gold PLC	(9,513,634)	(871,876)	(55.0)
Home Reit PLC	(350,343)	(127,439)	(8.0)
Ibstock PLC	(127,164)	(248,213)	(15.7)
ITV PLC	(8,423,256)	(6,405,270)	(404.0)
Moonpig Group PLC	(564,560)	(1,199,608)	(75.7)
Oxford Nanopore Technologies PLC	(217,798)	(444,288)	(28.0)
Pagegroup PLC	(431,551)	(2,518,905)	(158.9)
Pets at Home Group Plc	(5,784)	(20,539)	(1.3)
Rathbones Group PLC	(51,916)	(1,090,961)	(68.8)
Renewi PLC	(81,488)	(608,803)	(38.4)
Renishaw PLC	(5,068)	(225,121)	(14.2)
Safestore Holdings PLC	(9,591)	(100,093)	(6.3)
Savills PLC	(1,730)	(22,251)	(1.4)
Trainline PLC	(63,513)	(267,019)	(16.8)
Victrex PLC	(50,315)	(871,842)	(55.0)
Volex PLC	(9,347)	(37,711)	(2.4)

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
WH Smith PLC	(91,603)	$(1,405,515)	(88.6)%
Yellow Cake PLC	(88,652)	(782,691)	(49.4)

		(23,201,469)

United States
ACCO Brands Corp.	(21,695)	(131,906)	(8.3)
Adeia, Inc.	(33,844)	(410,866)	(25.9)
ADT, Inc.	(54,508)	(355,937)	(22.5)
ADTRAN Holdings, Inc.	(10,927)	(68,458)	(4.3)
AerSale Corp.	(42,769)	(397,752)	(25.1)
Agiliti, Inc.	(16,181)	(114,723)	(7.2)
Allegiant Travel Co.	(18,488)	(1,449,459)	(91.4)
AMC Networks, Inc., Class A	(11,608)	(209,989)	(13.2)
Amerant Bancorp, Inc., Class A	(10,660)	(241,023)	(15.2)
America’s Car-Mart, Inc.	(6,838)	(416,366)	(26.3)
Anterix, Inc.	(4,645)	(138,514)	(8.7)
Apollo Commercial Real Estate Finance, Inc.	(39,596)	(441,891)	(27.9)
Applied Digital Corp.	(52,662)	(270,683)	(17.1)
Ares Commercial Real Estate Corp.	(31,900)	(303,369)	(19.1)
Arhaus, Inc., Class A	(7,570)	(88,493)	(5.6)
ARMOUR Residential REIT, Inc.	(43,331)	(825,456)	(52.1)
Artesian Resources Corp., Class A	(5,155)	(188,157)	(11.9)
Astronics Corp.	(2,201)	(37,219)	(2.3)
Atlanta Braves Holdings, Inc., Class C	(8,629)	(347,835)	(21.9)
Atlantic Union Bankshares Corp.	(18,629)	(636,367)	(40.1)
Atlas Energy Solutions, Inc.	(48,757)	(846,909)	(53.4)
Azenta, Inc.	(11,732)	(764,926)	(48.2)
Balchem Corp.	(23,875)	(3,346,320)	(211.1)
BancFirst Corp.	(6,005)	(531,503)	(33.5)
Bank First Corp.	(2,558)	(215,998)	(13.6)
Barnes Group, Inc.	(37,013)	(1,225,500)	(77.3)
Belden, Inc.	(12,039)	(893,053)	(56.3)
BGC Group, Inc., Class A	(115,288)	(813,933)	(51.3)
Bloomin’ Brands, Inc.	(11,822)	(314,702)	(19.9)
Boston Omaha Corp., Class A	(24,228)	(375,292)	(23.7)
Broadstone Net Lease, Inc.	(16,378)	(263,194)	(16.6)
BRP Group, Inc., Class A	(45,802)	(1,027,797)	(64.8)
Calavo Growers, Inc.	(9,191)	(239,793)	(15.1)
California Water Service Group	(31,311)	(1,417,449)	(89.4)
Cal-Maine Foods, Inc.	(8,746)	(484,703)	(30.6)
Camping World Holdings, Inc., Class A	(8,434)	(209,585)	(13.2)
Casella Waste Systems, Inc., Class A	(27,930)	(2,383,546)	(150.3)
Cass Information Systems, Inc.	(15,598)	(673,210)	(42.5)
Cathay General Bancorp	(41,032)	(1,689,287)	(106.6)
CCC Intelligent Solutions Holdings, Inc.	(146,754)	(1,612,826)	(101.7)
Centrus Energy Corp., Class A	(12,849)	(645,277)	(40.7)
Certara, Inc.	(44,437)	(718,102)	(45.3)
Claros Mortgage Trust, Inc.	(1,686)	(19,794)	(1.3)
Cleanspark, Inc.	(58,653)	(472,157)	(29.8)
Clearfield, Inc.	(28,343)	(713,960)	(45.0)
CNB Financial Corp.	(1,078)	(23,015)	(1.5)
Coastal Financial Corp.	(4,661)	(185,974)	(11.7)
Collegium Pharmaceutical, Inc.	(11,105)	(366,021)	(23.1)
Columbia Financial, Inc.	(21,893)	(393,636)	(24.8)
Community Bank System, Inc.	(7,154)	(327,439)	(20.7)
Community Healthcare Trust, Inc.	(17,184)	(439,739)	(27.7)
Community Trust Bancorp, Inc.	(2,219)	(92,088)	(5.8)
Conduent, Inc.	(76,533)	(275,519)	(17.4)
Consensus Cloud Solutions, Inc.	(30,384)	(660,548)	(41.7)
CoreCivic, Inc.	(7,194)	(102,299)	(6.5)
Crescent Energy Co., Class A	(5,149)	(56,896)	(3.6)

Security	Shares	Value	% of Basket Value

United States (continued)
CTS Corp.	(28,281)	$(1,161,218)	(73.2)%
Cymabay Therapeutics, Inc.	(15,221)	(357,846)	(22.6)
Cytek Biosciences, Inc.	(38,462)	(290,388)	(18.3)
Definitive Healthcare Corp., Class A	(33,334)	(283,339)	(17.9)
Denny’s Corp.	(9,347)	(99,359)	(6.3)
Diamond Offshore Drilling, Inc.	(1,646)	(20,081)	(1.3)
Dine Brands Global, Inc.	(34,444)	(1,606,813)	(101.4)
Distribution Solutions Group, Inc.	(5,996)	(191,392)	(12.1)
DocGo, Inc.	(44,258)	(163,755)	(10.3)
Domo, Inc., Class B	(7,274)	(79,068)	(5.0)
Dorman Products, Inc.	(8,341)	(679,041)	(42.8)
Douglas Emmett, Inc.	(50,348)	(682,215)	(43.0)
Ducommun, Inc.	(3,661)	(180,670)	(11.4)
Ecovyst, Inc.	(2,104)	(19,483)	(1.2)
Embecta Corp.	(61,721)	(1,057,898)	(66.7)
Encore Capital Group, Inc.	(9,772)	(489,382)	(30.9)
Energizer Holdings, Inc.	(42,046)	(1,329,494)	(83.9)
Enhabit, Inc.	(19,912)	(200,912)	(12.7)
Enpro, Inc.	(5,084)	(759,448)	(47.9)
Enstar Group Ltd.	(2,149)	(573,547)	(36.2)
EPR Properties	(27,006)	(1,195,556)	(75.4)
Evolus, Inc.	(17,477)	(221,783)	(14.0)
Evolv Technologies Holdings, Inc., Class A	(78,476)	(342,940)	(21.6)
Excelerate Energy, Inc., Class A	(14,861)	(227,671)	(14.4)
Expro Group Holdings NV	(15,988)	(281,389)	(17.7)
F&G Annuities & Life, Inc.	(12,691)	(569,064)	(35.9)
Farmers National Banc Corp.	(65,502)	(898,687)	(56.7)
Farmland Partners, Inc.	(19,246)	(215,940)	(13.6)
First Advantage Corp.	(26,915)	(440,599)	(27.8)
First Bancorp/Southern Pines NC	(32,481)	(1,122,543)	(70.8)
First Bancshares, Inc.	(5,566)	(141,543)	(8.9)
First Commonwealth Financial Corp.	(68,807)	(963,986)	(60.8)
First Community Bankshares, Inc.	(9,827)	(336,870)	(21.2)
First Merchants Corp.	(15,575)	(526,591)	(33.2)
Fortrea Holdings, Inc.	(11,514)	(356,473)	(22.5)
Freshpet, Inc.	(4,586)	(394,855)	(24.9)
Funko, Inc., Class A	(39,394)	(278,516)	(17.6)
Genie Energy Ltd., Class B	(693)	(12,897)	(0.8)
GEO Group, Inc.	(12,945)	(143,948)	(9.1)
German American Bancorp, Inc.	(3,817)	(126,457)	(8.0)
Global Medical REIT, Inc.	(33,042)	(334,055)	(21.1)
Global Net Lease, Inc.	(184,703)	(1,560,740)	(98.4)
Graham Holdings Co., Class B	(700)	(504,280)	(31.8)
Great Southern Bancorp, Inc.	(5,201)	(270,920)	(17.1)
Grid Dynamics Holdings, Inc., Class A	(22,274)	(290,676)	(18.3)
Harrow, Inc.	(9,058)	(86,323)	(5.4)
Hawkins, Inc.	(2,949)	(196,315)	(12.4)
Haynes International, Inc.	(1,712)	(95,307)	(6.0)
Herbalife Ltd.	(58,077)	(699,828)	(44.1)
Hillman Solutions Corp.	(83,198)	(731,310)	(46.1)
Hilltop Holdings, Inc.	(8,365)	(263,414)	(16.6)
Home BancShares, Inc.	(87,680)	(2,055,219)	(129.6)
Ichor Holdings Ltd.	(25,843)	(935,517)	(59.0)
Impinj, Inc.	(13,839)	(1,342,106)	(84.7)
Innospec, Inc.	(2,188)	(254,049)	(16.0)
Innovative Industrial Properties, Inc.	(2,696)	(251,348)	(15.9)
International Bancshares Corp.	(8,658)	(457,662)	(28.9)
Intrepid Potash, Inc.	(2,356)	(43,350)	(2.7)
InvenTrust Properties Corp.	(44,743)	(1,110,969)	(70.1)
iRhythm Technologies, Inc.	(11,514)	(1,379,147)	(87.0)
Ivanhoe Electric, Inc.	(3,095)	(25,874)	(1.6)

63

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Jack in the Box, Inc.	(20,798)	$(1,621,620)	(102.3)%
Jackson Financial, Inc., Class A	(24,401)	(1,221,758)	(77.1)
JBG SMITH Properties	(152,818)	(2,445,088)	(154.2)
Kinetik Holdings, Inc., Class A	(691)	(22,471)	(1.4)
KKR Real Estate Finance Trust, Inc.	(52,123)	(637,986)	(40.2)
Lakeland Financial Corp.	(3,663)	(245,274)	(15.5)
Leonardo DRS, Inc.	(39,686)	(770,305)	(48.6)
Leslie’s, Inc.	(68,196)	(457,595)	(28.9)
Liberty Energy, Inc., Class A	(34,327)	(713,658)	(45.0)
Liberty Media Corp.-Liberty Live, Class C	(45,888)	(1,710,246)	(107.9)
Life Time Group Holdings, Inc.	(24,958)	(331,941)	(20.9)
Lightwave Logic, Inc.	(16,605)	(71,568)	(4.5)
Lindblad Expeditions Holdings, Inc.	(7,613)	(70,344)	(4.4)
LTC Properties, Inc.	(43,296)	(1,349,536)	(85.1)
Madison Square Garden Entertainment Corp.	(13,137)	(437,988)	(27.6)
Maravai LifeSciences Holdings, Inc., Class A	(24,770)	(143,666)	(9.1)
MaxCyte, Inc.	(3,944)	(20,075)	(1.3)
MediaAlpha, Inc., Class A	(2,952)	(37,638)	(2.4)
Medifast, Inc.	(4,084)	(223,191)	(14.1)
MeridianLink, Inc.	(15,192)	(345,618)	(21.8)
Mesa Laboratories, Inc.	(3,974)	(364,098)	(23.0)
Middlesex Water Co.	(7,360)	(411,939)	(26.0)
Mission Produce, Inc.	(25,466)	(254,405)	(16.0)
Montauk Renewables, Inc.	(16,413)	(113,414)	(7.2)
Movado Group, Inc.	(39,239)	(1,082,212)	(68.3)
Mueller Water Products, Inc., Class A	(79,501)	(1,089,959)	(68.7)
National Bank Holdings Corp., Class A	(11,345)	(397,075)	(25.0)
National Cinemedia, Inc.	(39,787)	(162,729)	(10.3)
National Health Investors, Inc.	(2,758)	(146,670)	(9.3)
National Presto Industries, Inc.	(8,057)	(637,873)	(40.2)
Navient Corp.	(32,305)	(556,292)	(35.1)
NBT Bancorp, Inc.	(23,059)	(820,209)	(51.7)
nCino, Inc.	(22,568)	(710,441)	(44.8)
Nelnet, Inc., Class A	(10,349)	(901,708)	(56.9)
NeoGenomics, Inc.	(12,246)	(181,853)	(11.5)
NETSTREIT Corp.	(105,382)	(1,914,791)	(120.8)
NextDecade Corp.	(32,185)	(163,822)	(10.3)
Nicolet Bankshares, Inc.	(7,450)	(579,386)	(36.5)
nLight, Inc.	(36,595)	(475,003)	(30.0)
Northern Oil and Gas, Inc.	(52,414)	(1,755,869)	(110.8)
Northfield Bancorp, Inc.	(15,418)	(185,479)	(11.7)
Novanta, Inc.	(11,630)	(1,797,416)	(113.4)
NV5 Global, Inc.	(6,780)	(711,154)	(44.9)
One Liberty Properties, Inc.	(7,544)	(152,691)	(9.6)
Open Lending Corp.	(26,667)	(195,736)	(12.3)
Origin Bancorp, Inc.	(21,636)	(659,898)	(41.6)
OrthoPediatrics Corp.	(10,393)	(271,465)	(17.1)
Papa John’s International, Inc.	(27,052)	(1,987,781)	(125.4)
Paragon 28, Inc.	(9,220)	(116,910)	(7.4)
Park National Corp.	(1,527)	(199,548)	(12.6)
Paycor HCM, Inc.	(30,517)	(592,945)	(37.4)
Peapack-Gladstone Financial Corp.	(5,549)	(153,041)	(9.7)
PennyMac Mortgage Investment Trust	(48,067)	(689,281)	(43.5)
Phathom Pharmaceuticals, Inc.	(20,230)	(135,541)	(8.6)
Phillips Edison & Co., Inc.	(51,311)	(1,781,005)	(112.3)
Phinia, Inc.	(3,166)	(95,740)	(6.0)
Piedmont Lithium, Inc.	(18,325)	(280,006)	(17.7)
Piedmont Office Realty Trust, Inc., Class A	(48,941)	(332,799)	(21.0)
Pitney Bowes, Inc.	(109,308)	(449,256)	(28.3)
Plymouth Industrial REIT, Inc.	(38,486)	(852,080)	(53.7)
PolyPeptide Group AG	(14,734)	(272,654)	(17.2)
PotlatchDeltic Corp.	(36,378)	(1,627,188)	(102.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Powell Industries, Inc.	(3,747)	$(444,132)	(28.0)%
PowerSchool Holdings, Inc., Class A	(15,517)	(365,270)	(23.0)
Premier, Inc., Class A	(19,813)	(428,357)	(27.0)
ProAssurance Corp.	(2,687)	(36,167)	(2.3)
PROCEPT BioRobotics Corp.	(20,587)	(953,178)	(60.1)
ProPetro Holding Corp.	(20,165)	(170,596)	(10.8)
Pulmonx Corp.	(21,671)	(287,791)	(18.2)
Quanterix Corp.	(7,347)	(162,295)	(10.2)
Ramaco Resources, Inc., Class A	(4,932)	(93,116)	(5.9)
RCI Hospitality Holdings, Inc.	(12,021)	(742,417)	(46.8)
Ready Capital Corp.	(121,496)	(1,138,418)	(71.8)
REC Silicon ASA	(77,581)	(92,084)	(5.8)
Reliance Worldwide Corp. Ltd.	(129,558)	(359,855)	(22.7)
Retail Opportunity Investments Corp.	(30,899)	(419,917)	(26.5)
Rocket Lab USA, Inc., Class A	(106,371)	(515,899)	(32.5)
S&T Bancorp, Inc.	(15,923)	(530,873)	(33.5)
Sabra Health Care REIT, Inc.	(92,500)	(1,233,950)	(77.8)
Sabre Corp.	(39,427)	(161,651)	(10.2)
Safety Insurance Group, Inc.	(5,503)	(458,455)	(28.9)
Seacoast Banking Corp. of Florida	(13,613)	(334,335)	(21.1)
Sensient Technologies Corp.	(27,629)	(1,713,827)	(108.1)
Service Properties Trust	(20,961)	(162,029)	(10.2)
Shenandoah Telecommunications Co.	(10,623)	(217,665)	(13.7)
Silgan Holdings, Inc.	(42,124)	(1,935,177)	(122.1)
SilverBow Resources, Inc.	(4,533)	(120,396)	(7.6)
Simply Good Foods Co.	(37,127)	(1,403,401)	(88.5)
SITE Centers Corp.	(115,344)	(1,536,382)	(96.9)
SiTime Corp.	(2,491)	(265,466)	(16.7)
Six Flags Entertainment Corp.	(45,334)	(1,142,870)	(72.1)
Sotera Health Co.	(15,457)	(227,527)	(14.4)
Stellar Bancorp, Inc.	(23,374)	(585,051)	(36.9)
Stepan Co.	(6,491)	(579,452)	(36.6)
StepStone Group, Inc., Class A	(43,312)	(1,448,786)	(91.4)
Stericycle, Inc.	(31,424)	(1,508,352)	(95.1)
Steven Madden Ltd.	(70,272)	(2,942,991)	(185.6)
Sun Country Airlines Holdings, Inc.	(12,444)	(169,363)	(10.7)
SunCoke Energy, Inc.	(35,093)	(359,703)	(22.7)
Tarsus Pharmaceuticals, Inc.	(1,981)	(53,962)	(3.4)
TFS Financial Corp.	(24,792)	(330,229)	(20.8)
Tidewater, Inc.	(27,384)	(1,839,931)	(116.1)
TimkenSteel Corp.	(14,277)	(293,392)	(18.5)
Towne Bank	(15,374)	(432,163)	(27.3)
Transcat, Inc.	(2,005)	(220,630)	(13.9)
TreeHouse Foods, Inc.	(15,698)	(660,886)	(41.7)
Triumph Financial, Inc.	(6,803)	(480,632)	(30.3)
Triumph Group, Inc.	(121,031)	(1,960,702)	(123.7)
UFP Technologies, Inc.	(4,173)	(703,192)	(44.4)
Ultra Clean Holdings, Inc.	(17,355)	(662,961)	(41.8)
UniFirst Corp.	(6,851)	(1,160,696)	(73.2)
United Community Banks, Inc.	(26,078)	(712,973)	(45.0)
United Natural Foods, Inc.	(34,756)	(518,212)	(32.7)
Uniti Group, Inc.	(176,589)	(928,858)	(58.6)
Universal Corp.	(10,652)	(617,283)	(38.9)
Universal Health Realty Income Trust	(8,613)	(342,884)	(21.6)
Uranium Energy Corp.	(260)	(1,986)	(0.1)
Utz Brands, Inc., Class A	(13,905)	(246,118)	(15.5)
Veris Residential, Inc.	(69,238)	(1,055,879)	(66.6)
Vishay Intertechnology, Inc.	(76,840)	(1,669,733)	(105.3)
Vista Outdoor, Inc.	(30,057)	(843,700)	(53.2)
Vobile Group Ltd.	(525,000)	(97,281)	(6.1)
VSE Corp.	(10,734)	(666,689)	(42.1)
WaFd, Inc.	(25,551)	(742,001)	(46.8)

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Warrior Met Coal, Inc.	(11,562)	$(741,934)	(46.8)%
White Mountains Insurance Group Ltd.	(1,963)	(3,093,629)	(195.1)
Whitestone REIT	(7,142)	(92,275)	(5.8)
Worthington Steel, Inc.	(2,923)	(87,544)	(5.5)
Xenia Hotels & Resorts, Inc.	(27,545)	(367,175)	(23.2)
XPEL, Inc.	(6,980)	(373,081)	(23.5)
York Water Co.	(8,098)	(290,556)	(18.3)

		(150,481,808)

Investment Companies

Luxembourg
BBGI Global Infrastructure SA	(383,724)	(637,778)	(40.2)

United Kingdom
Digital 9 Infrastructure PLC	(427,934)	(135,692)	(8.6)

Preferred Stocks

Germany
Jungheinrich AG	(14,439)	(492,659)	(31.1)

Rights

Spain
Sacyr SA, (Expires 02/09/24)	(326,236)	(22,050)	(1.4)

Warrants

Australia
Ardagh Group SA, (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	(0)	0.0

Total Reference Entity — Short		(362,109,874)

Net Value of Reference Entity — Goldman Sachs Bank USA		$1,585,430

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/9/24 — 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	283,539	$1,626,592	(16.1)%
Aristocrat Leisure Ltd.	38,878	1,136,469	(11.2)
Charter Hall Group	73,647	582,882	(5.8)
Flight Centre Travel Group Ltd.	25,752	360,425	(3.6)
Rio Tinto PLC	487	33,806	(0.3)
Worley Ltd.	49,931	487,452	(4.8)

		4,227,626

Austria
BAWAG Group AG	30,582	1,594,658	(15.8)

Belgium
Liberty Global Ltd., Class C	46,002	963,282	(9.5)
Sofina SA	3,287	796,226	(7.9)

Security	Shares	Value	% of Basket Value

Belgium (continued)
Syensqo SA	16,581	$1,499,218	(14.8)%
Warehouses De Pauw CVA	36,380	1,078,800	(10.7)

		4,337,526

Canada
Algonquin Power & Utilities Corp.	17,030	101,057	(1.0)
Barrick Gold Corp.	15,243	238,341	(2.4)
Capital Power Corp.	11,508	316,486	(3.1)
Crescent Point Energy Corp.	39,697	259,193	(2.6)
Descartes Systems Group, Inc.	6,709	587,961	(5.8)
Element Fleet Management Corp.	13,239	223,540	(2.2)
Enbridge, Inc.	15,638	557,172	(5.5)
Enerplus Corp.	63,522	923,134	(9.1)
FirstService Corp.	3,181	532,879	(5.3)
GFL Environmental, Inc.	24,467	832,061	(8.2)
Gibson Energy, Inc.	6,153	98,304	(1.0)
Gildan Activewear, Inc.	51,419	1,698,658	(16.8)
Imperial Oil Ltd.	12,447	718,639	(7.1)
Keyera Corp.	23,206	561,829	(5.6)
Magna International, Inc.	16,247	924,201	(9.1)
MEG Energy Corp.	8,773	166,023	(1.6)
Methanex Corp.	5,517	244,887	(2.4)
Pembina Pipeline Corp.	23,346	804,907	(8.0)
Power Corp. of Canada	137,018	3,987,297	(39.5)
Stantec, Inc.	4,747	381,779	(3.8)
TC Energy Corp.	9,943	393,588	(3.9)
TELUS Corp.	87,383	1,566,578	(15.5)
TransAlta Corp.	22,658	164,315	(1.6)
West Fraser Timber Co. Ltd.	6,860	546,059	(5.4)
WSP Global, Inc.	1,035	152,185	(1.5)

		16,981,073

Denmark
AP Moller - Maersk A/S, Class A	131	240,653	(2.4)
AP Moller - Maersk A/S, Class B	148	276,460	(2.7)
DSV A/S	8,650	1,567,617	(15.5)
Genmab A/S	1,918	536,516	(5.3)
Novo Nordisk A/S, Class B	80,789	9,328,743	(92.3)
Orsted A/S	7,409	422,989	(4.2)

		12,372,978

France
Aeroports de Paris SA	15,533	2,104,354	(20.8)
Bouygues SA	60,159	2,234,613	(22.1)
Carrefour SA	495,292	8,547,313	(84.6)
Credit Agricole SA	245,878	3,569,120	(35.3)
Dassault Aviation SA	525	100,786	(1.0)
Eiffage SA	46,954	4,977,388	(49.2)
Engie SA	959,792	15,550,605	(153.8)
Eurazeo SE	4,073	351,165	(3.5)
Forvia SE	15,474	270,285	(2.7)
Gaztransport Et Technigaz SA	1,659	235,685	(2.3)
Rexel SA	5,853	157,702	(1.6)
Ubisoft Entertainment SA	4,719	105,623	(1.0)
Valeo SE	92,786	1,228,322	(12.2)
Vallourec SA	37,496	543,466	(5.4)
Veolia Environnement SA	106,435	3,512,831	(34.7)
Vinci SA	37,381	4,785,117	(47.3)

		48,274,375

Germany
Bayerische Motoren Werke AG	10,230	1,068,789	(10.6)
Covestro AG	26,861	1,437,403	(14.2)

65

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Evonik Industries AG	14,846	$274,365	(2.7)%
Heidelberg Materials AG	16,687	1,561,312	(15.4)
HUGO BOSS AG, Ordinary Shares	5,672	359,676	(3.6)
K&S AG, Class N	26,263	371,217	(3.7)
KION Group AG	4,371	201,840	(2.0)
LANXESS AG	25,380	687,289	(6.8)
Nemetschek SE	4,428	413,482	(4.1)
RWE AG	72,307	2,710,269	(26.8)
thyssenkrupp AG	225,643	1,411,724	(14.0)
Wacker Chemie AG	2,605	284,270	(2.8)

		10,781,636

Hong Kong
AIA Group Ltd.	66,400	520,395	(5.2)
Hang Lung Properties Ltd.	185,000	214,621	(2.1)
Hongkong Land Holdings Ltd.	44,900	140,156	(1.4)
Swire Pacific Ltd., Class A	49,500	382,734	(3.8)
Swire Properties Ltd.	266,000	496,759	(4.9)

		1,754,665

Ireland
Kerry Group PLC, Class A	11,857	1,069,941	(10.6)
Smurfit Kappa Group PLC	59,804	2,254,018	(22.3)

		3,323,959

Israel
Nice Ltd.	1,147	230,996	(2.3)
Nova Ltd.	5,904	854,958	(8.4)
Wix.com Ltd.	14,718	1,867,420	(18.5)

		2,953,374

Italy
A2A SpA	946,035	1,901,027	(18.8)
Enel SpA	109,068	754,940	(7.5)
Ferrari NV	1,357	479,380	(4.7)
Infrastrutture Wireless Italiane SpA	9,917	121,565	(1.2)
Intesa Sanpaolo SpA	203,080	633,739	(6.3)
Mediobanca Banca di Credito Finanziario SpA	6,662	89,316	(0.9)
Moncler SpA	14,859	925,564	(9.1)
Prysmian SpA	1,951	87,014	(0.9)
Recordati Industria Chimica e Farmaceutica SpA	3,097	173,174	(1.7)

		5,165,719

Japan
ABC-Mart, Inc.	22,400	391,952	(3.9)
Aeon Co. Ltd.	42,200	1,017,643	(10.1)
Amada Co. Ltd.	34,800	379,165	(3.8)
Asahi Kasei Corp.	95,400	729,930	(7.2)
Astellas Pharma, Inc.	55,300	650,102	(6.4)
Brother Industries Ltd.	21,700	366,947	(3.6)
Central Japan Railway Co.	145,800	3,679,291	(36.4)
Credit Saison Co. Ltd.	13,000	243,051	(2.4)
DMG Mori Co. Ltd.	45,200	913,320	(9.0)
Fast Retailing Co. Ltd.	11,300	3,045,625	(30.1)
Hulic Co. Ltd.	76,800	855,996	(8.5)
Inpex Corp.	86,000	1,178,623	(11.7)
ITOCHU Corp.	36,500	1,672,328	(16.5)
J Front Retailing Co. Ltd.	73,000	682,248	(6.8)
Japan Post Holdings Co. Ltd.	262,200	2,532,685	(25.1)
JFE Holdings, Inc.	52,900	843,092	(8.3)
JGC Holdings Corp.	9,600	112,898	(1.1)
Kakaku.com, Inc.	172,700	1,983,514	(19.6)
KDX Realty Investment Corp.	317	347,239	(3.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
Komatsu Ltd.	87,400	$2,508,179	(24.8)%
Kubota Corp.	126,500	1,932,983	(19.1)
Kyowa Kirin Co. Ltd.	41,600	661,894	(6.5)
Lawson, Inc.	87,200	5,034,163	(49.8)
MEIJI Holdings Co. Ltd.	36,100	880,833	(8.7)
Mitsubishi Chemical Group Corp.	101,300	616,735	(6.1)
Mitsui & Co. Ltd.	67,500	2,763,614	(27.3)
Mitsui Fudosan Co. Ltd.	46,200	1,170,982	(11.6)
Mizuho Financial Group, Inc.	149,400	2,738,095	(27.1)
MS&AD Insurance Group Holdings, Inc.	24,600	1,025,218	(10.1)
Nihon M&A Center Holdings, Inc.	122,500	742,426	(7.3)
Nikon Corp.	65,700	676,710	(6.7)
Nintendo Co. Ltd.	29,300	1,652,523	(16.3)
Nippon Express Holdings, Inc.	10,900	654,905	(6.5)
Nippon Shinyaku Co. Ltd.	2,300	82,027	(0.8)
Nissan Motor Co. Ltd.	384,900	1,525,178	(15.1)
Nisshin Seifun Group, Inc.	6,400	90,122	(0.9)
Nomura Research Institute Ltd.	46,100	1,423,531	(14.1)
NSK Ltd.	105,700	581,690	(5.8)
Obayashi Corp.	14,600	136,413	(1.4)
Obic Co. Ltd.	10,200	1,583,332	(15.7)
Ono Pharmaceutical Co. Ltd.	33,700	613,247	(6.1)
Oracle Corp. Japan	3,500	278,538	(2.8)
Otsuka Corp.	80,700	3,417,239	(33.8)
Otsuka Holdings Co. Ltd.	17,000	674,721	(6.7)
Panasonic Holdings Corp.	89,200	848,313	(8.4)
Rakuten Group, Inc.	622,800	2,761,995	(27.3)
Resona Holdings, Inc.	14,000	77,969	(0.8)
Ricoh Co. Ltd.	3,500	27,782	(0.3)
Santen Pharmaceutical Co. Ltd.	49,000	499,725	(4.9)
SCREEN Holdings Co. Ltd.	5,800	573,505	(5.7)
Sega Sammy Holdings, Inc.	47,000	698,004	(6.9)
Seiko Epson Corp.	1,300	19,165	(0.2)
Sekisui House Ltd.	109,700	2,500,236	(24.7)
Shimadzu Corp.	31,700	885,306	(8.8)
Shimizu Corp.	59,800	404,192	(4.0)
SoftBank Group Corp.	58,500	2,548,483	(25.2)
Sumitomo Corp.	66,200	1,535,055	(15.2)
Sumitomo Mitsui Financial Group, Inc.	54,000	2,828,386	(28.0)
Sumitomo Mitsui Trust Holdings, Inc.	25,600	529,479	(5.2)
Taisei Corp.	32,900	1,210,946	(12.0)
TIS, Inc.	9,100	204,411	(2.0)
Tokyo Electron Ltd.	25,700	4,812,746	(47.6)
Tokyo Tatemono Co. Ltd.	138,600	2,156,686	(21.3)
Tsuruha Holdings, Inc.	1,700	135,949	(1.3)

		80,349,280

Luxembourg
ArcelorMittal SA	97,872	2,729,939	(27.0)

Macau
Galaxy Entertainment Group Ltd.	30,000	155,601	(1.5)

Netherlands
ABN AMRO Bank NV, CVA	145,553	2,170,647	(21.5)
ASR Nederland NV	652	31,128	(0.3)
ING Groep NV	23,123	332,844	(3.3)
Koninklijke Philips NV	20,894	448,633	(4.4)
NN Group NV	10,585	439,235	(4.3)

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Randstad NV	545	$31,205	(0.3)%
Redcare Pharmacy NV	1,410	197,863	(2.0)

		3,651,555

New Zealand
Xero Ltd.	4,393	319,211	(3.2)

Norway
Aker BP ASA	9,306	249,911	(2.5)
Equinor ASA	113,674	3,302,545	(32.7)
Gjensidige Forsikring ASA	19,520	319,004	(3.1)
Kongsberg Gruppen ASA	11,077	572,606	(5.6)
Var Energi ASA	75,125	221,181	(2.2)

		4,665,247

Puerto Rico
Liberty Latin America Ltd., Class A	2	14	(0.0)
Popular, Inc.	3,872	330,863	(3.3)

		330,877

Saudi Arabia
MBC Group CJSC	111,093	1,700,418	(16.8)

Singapore
Sea Ltd., Class A, ADR	3,022	115,259	(1.2)
Sembcorp Industries Ltd.	105,100	444,874	(4.4)
Singapore Airlines Ltd.	40,800	203,678	(2.0)

		763,811

Spain
Banco Bilbao Vizcaya Argentaria SA	282,057	2,673,527	(26.4)
Banco de Sabadell SA	672,818	884,479	(8.7)
Banco Santander SA	472,952	1,926,518	(19.1)
Bankinter SA	82,914	519,253	(5.1)
EDP Renovaveis SA	17,631	289,746	(2.9)
Fluidra SA	4,471	98,019	(1.0)
Grifols SA, Class A	30,447	335,565	(3.3)
Industria de Diseno Textil SA	26,352	1,140,097	(11.3)
Repsol SA	46,068	689,159	(6.8)

		8,556,363

Sweden
Electrolux AB, Class B	14,339	135,219	(1.4)
H & M Hennes & Mauritz AB, B Shares	91,973	1,306,847	(12.9)

		1,442,066

Switzerland
ABB Ltd., Class N	59,028	2,517,954	(24.9)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	192	2,458,878	(24.3)
Chocoladefabriken Lindt & Spruengli AG, Class N	2	255,485	(2.5)
Flughafen Zurich AG, Class N	5,515	1,147,228	(11.4)
Partners Group Holding AG	297	400,305	(4.0)
Temenos AG, Class N	4,142	423,814	(4.2)

		7,203,664

United Kingdom
AstraZeneca PLC	20,627	2,742,220	(27.1)
Auto Trader Group PLC	67,634	624,857	(6.2)
Aviva PLC	295,566	1,620,359	(16.0)
B&M European Value Retail SA	6,454	42,411	(0.4)
British Land Co. PLC	456,310	2,202,449	(21.8)
Burberry Group PLC	37,420	618,874	(6.1)
Darktrace PLC	16,680	72,646	(0.7)
Drax Group PLC	188,025	1,218,855	(12.1)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
easyJet PLC	264,806	$1,861,238	(18.4)%
Endeavour Mining PLC	1,250	22,256	(0.2)
Hammerson PLC	45	15	(0.0)
IMI PLC	47,372	1,008,796	(10.0)
Informa PLC	94,469	931,361	(9.2)
J Sainsbury PLC	457,689	1,569,864	(15.5)
Johnson Matthey PLC	100,297	2,074,287	(20.5)
Just Eat Takeaway.com NV	76,748	1,172,355	(11.6)
Land Securities Group PLC	38,186	323,355	(3.2)
Marks & Spencer Group PLC	454,105	1,425,252	(14.1)
Moneysupermarket.com Group PLC	3	10	(0.0)
Smiths Group PLC	176,335	3,630,084	(35.9)
Spectris PLC	33,746	1,577,597	(15.6)
Tesco PLC	453,627	1,650,721	(16.3)
Tritax Big Box REIT PLC	127,281	267,631	(2.7)
United Utilities Group PLC	30,917	418,095	(4.1)
Vodafone Group PLC	1,051,338	897,515	(8.9)
Weir Group PLC	92,123	2,126,845	(21.1)
Whitbread PLC	15,922	724,928	(7.2)
Wise PLC, Class A	18,833	193,005	(1.9)

		31,017,881

United States
A O Smith Corp.	14,037	1,089,412	(10.8)
Academy Sports & Outdoors, Inc.	8,407	527,371	(5.2)
Adient PLC	6,915	240,020	(2.4)
Adobe, Inc.	190	117,378	(1.2)
Advanced Drainage Systems, Inc.	8,850	1,154,217	(11.4)
AECOM	42,801	3,774,620	(37.3)
AES Corp.	22,228	370,763	(3.7)
Agilent Technologies, Inc.	14,775	1,922,227	(19.0)
Alaska Air Group, Inc.	8,861	317,490	(3.1)
Alcoa Corp.	46,505	1,383,524	(13.7)
Align Technology, Inc.	10,298	2,752,861	(27.2)
Alkermes PLC	32,577	881,208	(8.7)
Alnylam Pharmaceuticals, Inc.	574	99,250	(1.0)
Amdocs Ltd.	16,541	1,516,479	(15.0)
AMETEK, Inc.	12,445	2,016,712	(20.0)
Amgen, Inc.	1,648	517,900	(5.1)
Antero Resources Corp.	1,590	35,521	(0.4)
Aon PLC, Class A	309	92,215	(0.9)
Asbury Automotive Group, Inc.	194	40,558	(0.4)
AT&T, Inc.	18,972	335,615	(3.3)
Atlassian Corp., Class A	777	194,071	(1.9)
AutoNation, Inc.	3,819	533,362	(5.3)
Avnet, Inc.	7,550	342,015	(3.4)
Axis Capital Holdings Ltd.	3,875	230,640	(2.3)
Bank of America Corp.	45,168	1,536,164	(15.2)
Best Buy Co., Inc.	42,117	3,053,061	(30.2)
Block, Inc., Class A	43,214	2,809,342	(27.8)
Box, Inc., Class A	48,257	1,253,717	(12.4)
Boyd Gaming Corp.	16,963	1,076,981	(10.7)
BRP, Inc.	6,935	438,060	(4.3)
Builders FirstSource, Inc.	14,757	2,563,734	(25.4)
Bunge Global SA	1,345	118,481	(1.2)
Cable One, Inc.	12	6,587	(0.1)
CACI International, Inc., Class A	6,602	2,269,305	(22.4)
Cadence Design Systems, Inc.	2,688	775,380	(7.7)
Camden Property Trust	32,387	3,039,196	(30.1)
CarMax, Inc.	102	7,260	(0.1)
Carnival Corp.	1,959	32,480	(0.3)
Carnival PLC	48,573	732,939	(7.3)

67

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cencora, Inc.	5,406	$1,257,868	(12.4)%
CH Robinson Worldwide, Inc.	17,975	1,511,518	(15.0)
Chemed Corp.	4,719	2,797,376	(27.7)
Ciena Corp.	24,263	1,285,939	(12.7)
Cincinnati Financial Corp.	2,721	301,487	(3.0)
Cirrus Logic, Inc.	22,027	1,700,484	(16.8)
Citizens Financial Group, Inc.	29,686	970,732	(9.6)
Coca-Cola Co.	119,963	7,136,599	(70.6)
Cognex Corp.	11,566	417,995	(4.1)
Colgate-Palmolive Co.	13,444	1,131,985	(11.2)
Coterra Energy, Inc.	7,808	194,263	(1.9)
Credit Acceptance Corp.	3,285	1,777,415	(17.6)
CRH PLC	8,869	631,787	(6.3)
Crimson Wine Group Ltd.	1	6	(0.0)
D.R. Horton, Inc.	20,338	2,906,504	(28.8)
Deckers Outdoor Corp.	1,122	845,685	(8.4)
Delta Air Lines, Inc.	53,566	2,096,573	(20.7)
Devon Energy Corp.	26,254	1,103,193	(10.9)
Donaldson Co., Inc.	1,513	97,725	(1.0)
eBay, Inc.	29,997	1,231,977	(12.2)
EMCOR Group, Inc.	8,275	1,887,610	(18.7)
EOG Resources, Inc.	35,079	3,991,639	(39.5)
Etsy, Inc.	1,425	94,848	(0.9)
Exact Sciences Corp.	6,796	444,458	(4.4)
Exelixis, Inc.	14,825	322,592	(3.2)
F5, Inc.	829	152,287	(1.5)
Fair Isaac Corp.	2,397	2,873,595	(28.4)
First American Financial Corp.	10,940	660,229	(6.5)
Flex Ltd.	61,912	1,469,791	(14.5)
Flowserve Corp.	28,924	1,154,935	(11.4)
Fox Corp., Class A	31,408	1,014,478	(10.0)
Franklin Resources, Inc.	832	22,156	(0.2)
GoDaddy, Inc., Class A	28,713	3,062,529	(30.3)
Graco, Inc.	22,779	1,943,049	(19.2)
Guidewire Software, Inc.	7,375	823,640	(8.1)
H&R Block, Inc.	18,003	843,261	(8.3)
Halozyme Therapeutics, Inc.	6,027	204,014	(2.0)
Harley-Davidson, Inc.	29,586	960,066	(9.5)
Helmerich & Payne, Inc.	57,057	2,297,115	(22.7)
Hilton Grand Vacations, Inc.	4,480	186,816	(1.8)
Holcim AG	36,240	2,790,196	(27.6)
HP, Inc.	71,164	2,043,118	(20.2)
IDEXX Laboratories, Inc.	1,239	638,184	(6.3)
Incyte Corp.	14,346	843,114	(8.3)
Independence Realty Trust, Inc.	4,645	68,235	(0.7)
International Paper Co.	4,173	149,519	(1.5)
Invesco Ltd.	68,739	1,088,138	(10.8)
Invitation Homes, Inc.	11,572	381,066	(3.8)
Ionis Pharmaceuticals, Inc.	22,578	1,160,283	(11.5)
Iridium Communications, Inc.	12,949	469,531	(4.6)
ITT, Inc.	3,561	430,098	(4.3)
Jack Henry & Associates, Inc.	12,688	2,104,051	(20.8)
James Hardie Industries PLC, CDI	34,734	1,323,438	(13.1)
Jones Lang LaSalle, Inc.	3,010	532,951	(5.3)
KeyCorp	102,925	1,495,500	(14.8)
Keysight Technologies, Inc.	8,306	1,272,978	(12.6)
Lamar Advertising Co., Class A	3,923	410,660	(4.1)
Landstar System, Inc.	1,386	265,724	(2.6)
Lattice Semiconductor Corp.	5,716	347,876	(3.4)
Lennar Corp., Class A	507	75,974	(0.8)
Liberty Media Corp.-Liberty SiriusXM	12,608	382,779	(3.8)
Lockheed Martin Corp.	4,845	2,080,491	(20.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Louisiana-Pacific Corp.	25,556	$1,700,752	(16.8)%
Magnolia Oil & Gas Corp., Class A	4,233	87,284	(0.9)
Manhattan Associates, Inc.	24,546	5,953,878	(58.9)
Marathon Oil Corp.	26,071	595,722	(5.9)
Marathon Petroleum Corp.	40,588	6,721,373	(66.5)
Marsh & McLennan Cos., Inc.	14,190	2,750,590	(27.2)
Masco Corp.	7,864	529,169	(5.2)
Mastercard, Inc., Class A	14,585	6,552,020	(64.8)
Mettler-Toledo International, Inc.	2,082	2,492,550	(24.7)
MGM Resorts International	37,589	1,630,235	(16.1)
Molina Healthcare, Inc.	524	186,775	(1.8)
Moody’s Corp.	8,810	3,453,872	(34.2)
MSCI, Inc., Class A	472	282,549	(2.8)
Murphy USA, Inc.	1,991	701,867	(6.9)
Nestle SA, Class N	26,331	3,024,691	(29.9)
NetApp, Inc.	26,665	2,325,188	(23.0)
Neurocrine Biosciences, Inc.	8,463	1,182,873	(11.7)
New Jersey Resources Corp.	10,333	421,896	(4.2)
Nucor Corp.	2,894	540,975	(5.4)
Nutanix, Inc., Class A	10,794	606,623	(6.0)
NVIDIA Corp.	4,480	2,756,410	(27.3)
NVR, Inc.	64	452,819	(4.5)
OGE Energy Corp.	5,147	171,086	(1.7)
OneMain Holdings, Inc.	29,073	1,383,875	(13.7)
Oshkosh Corp.	35,862	3,948,406	(39.1)
Otis Worldwide Corp.	18,560	1,641,446	(16.2)
Owens Corning	2,966	449,438	(4.4)
Palo Alto Networks, Inc.	7,386	2,500,235	(24.7)
Paramount Global, Class B	105,203	1,534,912	(15.2)
Penske Automotive Group, Inc.	8,624	1,279,543	(12.7)
Perrigo Co. PLC	2,356	75,580	(0.7)
Pfizer, Inc.	32,609	883,052	(8.7)
Pool Corp.	608	225,720	(2.2)
Post Holdings, Inc.	8,583	797,103	(7.9)
Primo Water Corp.	40,963	598,349	(5.9)
Prudential Financial, Inc.	20,971	2,200,487	(21.8)
PulteGroup, Inc.	9,531	996,561	(9.9)
Pure Storage, Inc., Class A	26,289	1,051,297	(10.4)
QUALCOMM, Inc.	1,792	266,130	(2.6)
Qualys, Inc.	4,405	833,294	(8.2)
Regions Financial Corp.	78,769	1,470,617	(14.5)
Reinsurance Group of America, Inc.	19,300	3,356,077	(33.2)
ResMed, Inc.	11,446	2,177,029	(21.5)
RH	1,183	299,867	(3.0)
Robert Half, Inc.	4,318	343,454	(3.4)
Roche Holding AG	1,355	413,944	(4.1)
Royal Caribbean Cruises Ltd.	7,427	946,942	(9.4)
RPM International, Inc.	1,724	183,882	(1.8)
Sarepta Therapeutics, Inc.	6,743	802,350	(7.9)
SEI Investments Co.	25,784	1,630,580	(16.1)
Service Corp. International	60,283	4,046,195	(40.0)
Signify NV	1,565	47,593	(0.5)
Silicon Laboratories, Inc.	7,586	935,809	(9.3)
Skechers USA, Inc., Class A	23,664	1,477,580	(14.6)
Spotify Technology SA	19,071	4,106,940	(40.6)
Synopsys, Inc.	1,869	996,831	(9.9)
Synovus Financial Corp.	19,995	753,012	(7.5)
T Rowe Price Group, Inc.	551	59,756	(0.6)
TD SYNNEX Corp.	550	54,989	(0.5)
TE Connectivity Ltd.	17,015	2,419,363	(23.9)
Teradata Corp.	23,956	1,106,288	(10.9)
Teradyne, Inc.	36,206	3,497,138	(34.6)

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Toll Brothers, Inc.	18,125	$1,800,719	(17.8)%
Transocean Ltd.	16,141	88,130	(0.9)
Trex Co., Inc.	24,804	2,021,030	(20.0)
Truist Financial Corp.	1,844	68,339	(0.7)
U.S. Foods Holding Corp.	6,519	299,939	(3.0)
UFP Industries, Inc.	1,239	140,565	(1.4)
UGI Corp.	127,737	2,828,097	(28.0)
United Therapeutics Corp.	3,835	823,681	(8.1)
Unum Group	2,414	116,693	(1.2)
Valero Energy Corp.	12,755	1,771,669	(17.5)
Valmont Industries, Inc.	2,054	463,608	(4.6)
VeriSign, Inc.	26,604	5,291,004	(52.3)
Visa, Inc., Class A	60,365	16,495,340	(163.2)
Visteon Corp.	458	52,803	(0.5)
Vulcan Materials Co.	10,937	2,471,871	(24.5)
Wayfair, Inc., Class A	2,029	101,957	(1.0)
West Pharmaceutical Services, Inc.	1,061	395,785	(3.9)
Westinghouse Air Brake Technologies Corp.	13,040	1,715,673	(17.0)
Westlake Corp.	28,449	3,935,919	(38.9)
WEX, Inc.	5,978	1,221,843	(12.1)
Weyerhaeuser Co.	5,529	181,185	(1.8)
Workday, Inc., Class A	2,898	843,521	(8.3)
WW Grainger, Inc.	292	261,527	(2.6)
Zillow Group, Inc., Class C	41,060	2,333,850	(23.1)
Zions Bancorp NA	34,971	1,465,285	(14.5)
Zoetis, Inc., Class A	5,707	1,071,832	(10.6)

		259,532,965

Preferred Stocks

Germany
Bayerische Motoren Werke AG	2,838	280,913	(2.8)

Total Reference Entity — Long		514,467,380

Reference Entity — Short

Common Stocks

Australia
Incitec Pivot Ltd.	(350,608)	(622,014)	6.1
Lottery Corp. Ltd.	(197,882)	(658,497)	6.5
NEXTDC Ltd.	(135,051)	(1,241,209)	12.3
Pilbara Minerals Ltd.	(1,138,950)	(2,633,828)	26.1
Reece Ltd.	(17,295)	(258,554)	2.6
Santos Ltd.	(291,549)	(1,496,071)	14.8
Woodside Energy Group Ltd.	(1)	(21)	0.0

		(6,910,194)

Austria
Mondi PLC	(14,976)	(269,043)	2.7
Voestalpine AG	(13,425)	(404,561)	4.0

		(673,604)

Belgium
Anheuser-Busch InBev SA	(84,936)	(5,324,519)	52.7
Elia Group SA/NV	(6,917)	(844,464)	8.3

		(6,168,983)

Bermuda
RenaissanceRe Holdings Ltd.	(2,842)	(650,335)	6.4

Canada
Agnico Eagle Mines Ltd.	(54,145)	(2,663,642)	26.4
Cameco Corp.	(65,034)	(3,108,095)	30.8
Canadian Apartment Properties REIT	(22,243)	(772,870)	7.6

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian National Railway Co.	(34,378)	$(4,268,370)	42.2%
Canadian Pacific Kansas City Ltd.	(373,713)	(30,093,090)	297.7
Colliers International Group, Inc.	(9,733)	(1,143,533)	11.3
Dollarama, Inc.	(693)	(50,860)	0.5
Fairfax Financial Holdings Ltd.	(668)	(696,915)	6.9
Finning International, Inc.	(43,559)	(1,261,834)	12.5
Kinross Gold Corp.	(48,681)	(268,571)	2.7
Lightspeed Commerce, Inc.	(70,361)	(1,299,660)	12.9
Loblaw Cos. Ltd.	(4,126)	(412,655)	4.1
Nexgen Energy Ltd.	(28,849)	(221,172)	2.2
Northland Power, Inc.	(3,333)	(60,960)	0.6
Open Text Corp.	(23,893)	(1,042,856)	10.3
Osisko Gold Royalties Ltd.	(95,067)	(1,386,517)	13.7
Parkland Corp.	(10,916)	(372,857)	3.7
Quebecor, Inc., Class B	(23,033)	(560,567)	5.5
RB Global, Inc.	(51,727)	(3,314,196)	32.8
Rogers Communications, Inc., Class B	(153,515)	(7,177,575)	71.0
SNC-Lavalin Group, Inc.	(13,755)	(456,608)	4.5
Sun Life Financial, Inc.	(63,583)	(3,298,853)	32.6
TMX Group Ltd.	(38,915)	(963,285)	9.5
Toronto-Dominion Bank	(100,990)	(6,140,437)	60.7

		(71,035,978)

China
BOC Hong Kong Holdings Ltd.	(119,500)	(286,236)	2.8
ESR Group Ltd.	(200)	(256)	0.0
Wilmar International Ltd.	(83,900)	(206,719)	2.1
Xinyi Glass Holdings Ltd.	(1,366,000)	(1,131,626)	11.2

		(1,624,837)

Denmark
Zealand Pharma A/S, Class A	(5,498)	(379,497)	3.7

Finland
Elisa OYJ	(37,891)	(1,750,082)	17.3
Kesko OYJ, Class B	(14,757)	(292,066)	2.9
Neste OYJ	(20,678)	(719,207)	7.1
Nokia OYJ	(650,134)	(2,379,473)	23.5
Orion OYJ, Class B	(7,628)	(355,884)	3.5
Stora Enso OYJ, Class R	(16,025)	(206,781)	2.1
UPM-Kymmene OYJ	(4,598)	(169,552)	1.7

		(5,873,045)

France
Air Liquide SA	(31,247)	(5,919,392)	58.6
Airbus SE	(17,428)	(2,792,947)	27.6
Biomerieux	(7,297)	(795,821)	7.9
BNP Paribas SA	(86,593)	(5,876,271)	58.1
Bollore SE	(365,735)	(2,445,920)	24.2
Capgemini SE	(6,327)	(1,424,423)	14.1
Covivio SA/France	(2,209)	(108,435)	1.1
Danone SA	(22,197)	(1,498,125)	14.8
EssilorLuxottica SA	(22,245)	(4,416,390)	43.7
Ipsen SA	(8,355)	(975,892)	9.7
Kering SA	(9,101)	(3,783,601)	37.4
Klepierre SA	(11,864)	(311,328)	3.1
L’Oreal SA	(1,479)	(716,847)	7.1
LVMH Moet Hennessy Louis Vuitton SE	(1,600)	(1,346,765)	13.3
Orange SA	(183,738)	(2,210,074)	21.9
Pernod Ricard SA	(4,297)	(709,909)	7.0
Publicis Groupe SA	(13,154)	(1,333,718)	13.2
Remy Cointreau SA	(2,007)	(206,062)	2.0
Renault SA	(5,237)	(199,845)	2.0

69

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Safran SA	(19,202)	$(3,624,938)	35.9%
Sartorius Stedim Biotech	(2,822)	(769,796)	7.6
SOITEC	(650)	(94,657)	0.9
Thales SA	(42)	(6,227)	0.1
TotalEnergies SE	(66,483)	(4,365,093)	43.2
Unibail-Rodamco-Westfield	(2,125)	(154,229)	1.5
Vivendi SE	(4,896)	(55,880)	0.5

		(46,142,585)

Germany
AIXTRON SE	(5,832)	(219,830)	2.2
Bayer AG, Class N	(56,891)	(1,792,189)	17.7
Bechtle AG	(5,208)	(273,444)	2.7
Fresenius SE & Co. KGaA	(43,553)	(1,239,616)	12.3
Hannover Rueck SE, Class N	(1,320)	(320,705)	3.2
HelloFresh SE	(5,523)	(74,040)	0.7
Symrise AG, Class A	(15,208)	(1,585,381)	15.7
Vonovia SE	(35,386)	(1,116,464)	11.0

		(6,621,669)

Hong Kong
CK Infrastructure Holdings Ltd.	(68,000)	(403,600)	4.0
CLP Holdings Ltd.	(203,500)	(1,617,505)	16.0
Hang Seng Bank Ltd.	(15,300)	(159,171)	1.6
Henderson Land Development Co. Ltd.	(130,000)	(338,498)	3.3
HKT Trust & HKT Ltd., Class SS	(2,459,000)	(2,952,041)	29.2
Hong Kong & China Gas Co. Ltd.	(460,000)	(327,132)	3.2
Link REIT	(43,500)	(218,100)	2.2
Power Assets Holdings Ltd.	(155,500)	(909,920)	9.0
Sino Land Co. Ltd.	(699,107)	(729,809)	7.2
Techtronic Industries Co. Ltd.	(7,500)	(79,607)	0.8

		(7,735,383)

Ireland
Aercap Holdings NV	(15,973)	(1,222,893)	12.1
AIB Group PLC	(27,798)	(123,173)	1.2

		(1,346,066)

Israel
Azrieli Group Ltd.	(16,475)	(1,078,769)	10.7
Bank Hapoalim BM	(121,752)	(1,005,397)	9.9
Bank Leumi Le-Israel BM	(119,886)	(884,430)	8.7
Global-e Online Ltd.	(6,531)	(246,676)	2.4
Israel Discount Bank Ltd., Class A	(89,781)	(422,927)	4.2
Mizrahi Tefahot Bank Ltd.	(9,777)	(353,493)	3.5
Mobileye Global, Inc., Class A	(433)	(11,197)	0.1
Teva Pharmaceutical Industries Ltd., ADR	(5,450)	(65,945)	0.7

		(4,068,834)

Italy
Assicurazioni Generali SpA	(39,081)	(882,958)	8.7
Bper Banca	(8,826)	(32,239)	0.3
DiaSorin SpA	(3,625)	(337,961)	3.4
Leonardo SpA	(19,194)	(339,739)	3.4
Nexi SpA	(17,272)	(134,258)	1.3
Poste Italiane SpA	(31,968)	(351,338)	3.5

		(2,078,493)

Japan
Asahi Group Holdings Ltd.	(11,500)	(431,673)	4.3
BayCurrent Consulting, Inc.	(39,200)	(921,279)	9.1
Bridgestone Corp.	(13,200)	(577,160)	5.7
Chiba Bank Ltd.	(7,400)	(55,352)	0.5

Security	Shares	Value	% of Basket Value

Japan (continued)
Chubu Electric Power Co., Inc.	(31,300)	$(410,020)	4.1%
Chugai Pharmaceutical Co. Ltd.	(45,200)	(1,643,169)	16.3
Daikin Industries Ltd.	(600)	(97,084)	1.0
Daiwa House REIT Investment Corp.	(177)	(315,756)	3.1
GLP J-REIT	(71)	(64,045)	0.6
Harmonic Drive Systems, Inc.	(2,600)	(63,705)	0.6
Ibiden Co. Ltd.	(16,300)	(829,009)	8.2
Iida Group Holdings Co. Ltd.	(29,400)	(448,367)	4.4
Japan Metropolitan Fund Invest	(1,557)	(1,067,380)	10.6
Japan Petroleum Exploration Co. Ltd.	(800)	(32,842)	0.3
Japan Real Estate Investment Corp.	(167)	(646,539)	6.4
JMDC, Inc.	(11,600)	(310,070)	3.1
JSR Corp.	(70,700)	(1,946,818)	19.3
Keisei Electric Railway Co. Ltd.	(9,200)	(420,615)	4.2
Kikkoman Corp.	(11,800)	(733,313)	7.2
Kintetsu Group Holdings Co. Ltd.	(23,900)	(744,798)	7.4
Kyushu Electric Power Co., Inc.	(56,400)	(426,309)	4.2
Kyushu Railway Co.	(53,100)	(1,178,256)	11.7
MatsukiyoCocokara & Co.	(11,700)	(214,734)	2.1
Mercari, Inc.	(9,600)	(160,296)	1.6
MinebeaMitsumi, Inc.	(3,200)	(66,761)	0.7
MISUMI Group, Inc.	(2,500)	(43,271)	0.4
Mitsui High-Tec, Inc.	(1,300)	(60,599)	0.6
Nippon Building Fund, Inc.	(155)	(633,360)	6.3
Nippon Sanso Holdings Corp.	(31,400)	(803,613)	7.9
Nippon Yusen KK	(20,400)	(709,467)	7.0
Nissan Chemical Corp.	(42,900)	(1,727,954)	17.1
Rakuten Bank Ltd.	(14,200)	(222,876)	2.2
Rohto Pharmaceutical Co. Ltd.	(1,700)	(35,130)	0.3
Secom Co. Ltd.	(6,400)	(469,159)	4.6
Seven & i Holdings Co. Ltd.	(18,200)	(725,630)	7.2
SG Holdings Co. Ltd.	(111,600)	(1,460,581)	14.4
Shimano, Inc.	(300)	(43,506)	0.4
Shizuoka Financial Group, Inc.	(118,500)	(1,092,926)	10.8
SMC Corp.	(1,200)	(674,517)	6.7
Sony Group Corp.	(14,000)	(1,386,077)	13.7
Square Enix Holdings Co. Ltd.	(6,500)	(256,450)	2.5
SUMCO Corp.	(131,600)	(2,014,728)	19.9
Taiyo Yuden Co. Ltd.	(10,200)	(248,794)	2.5
TDK Corp.	(1,600)	(80,349)	0.8
Tobu Railway Co. Ltd.	(43,300)	(1,158,206)	11.5
Tokyo Electric Power Co.Holdings, Inc.	(92,400)	(496,889)	4.9
Tokyo Gas Co. Ltd.	(16,200)	(375,829)	3.7
Tokyo Seimitsu Co. Ltd.	(1,400)	(91,521)	0.9
Toyo Suisan Kaisha Ltd.	(5,300)	(278,736)	2.8
West Japan Railway Co.	(16,800)	(706,401)	7.0
Yamato Holdings Co. Ltd.	(26,500)	(462,638)	4.6
Yokohama Rubber Co. Ltd.	(15,400)	(367,867)	3.6
Zensho Holdings Co. Ltd.	(1,000)	(49,450)	0.5

		(30,481,874)

Netherlands
ASM International NV	(442)	(247,845)	2.5
BE Semiconductor Industries NV	(829)	(126,121)	1.2
EXOR NV	(3,916)	(383,965)	3.8
Heineken Holding NV	(33,027)	(2,808,394)	27.8
Heineken NV	(25,790)	(2,628,531)	26.0
IMCD NV	(3,878)	(600,276)	5.9
JDE Peet’s NV	(60,473)	(1,513,368)	15.0

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	(11,840)	$(337,527)	3.3%
Universal Music Group NV	(19,842)	(592,615)	5.9

		(9,238,642)

Portugal
Banco Comercial Portugues SA, R Shares	(7,705,679)	(2,269,779)	22.4
Jeronimo Martins SGPS SA	(1,137)	(26,209)	0.3

		(2,295,988)

Singapore
CapitaLand Ascendas REIT	(238,000)	(518,900)	5.1
CapitaLand Investment Ltd./Singapore	(12,600)	(27,778)	0.3
Genting Singapore Ltd.	(701,300)	(529,760)	5.2
Jardine Cycle & Carriage Ltd.	(13,500)	(262,230)	2.6
Keppel Ltd.	(26,600)	(141,443)	1.4
Mapletree Logistics Trust	(6,000)	(6,943)	0.1
Oversea-Chinese Banking Corp. Ltd.	(72,900)	(700,510)	6.9
Singapore Exchange Ltd.	(78,500)	(551,562)	5.5
Singapore Technologies Engineering Ltd.	(154,300)	(430,193)	4.3
STMicroelectronics NV	(15,305)	(680,769)	6.7
UOL Group Ltd.	(65,200)	(304,558)	3.0

		(4,154,646)

Spain
Amadeus IT Group SA	(27,546)	(1,955,876)	19.4
Cellnex Telecom SA	(22,889)	(892,473)	8.8
Corp. ACCIONA Energias Renovables SA	(6,568)	(173,027)	1.7

		(3,021,376)

Switzerland
Alcon, Inc.	(276)	(20,953)	0.2
Bachem Holding AG, Class N	(1,259)	(84,997)	0.9
Barry Callebaut AG, Class N	(371)	(545,878)	5.4
EMS-Chemie Holding AG, Registered Shares	(761)	(579,189)	5.7
On Holding AG, Class A	(2,890)	(76,758)	0.8
SIG Group AG	(33,737)	(707,922)	7.0
Swatch Group AG	(2,774)	(656,897)	6.5
Swiss Life Holding AG, Class N	(6,804)	(4,916,777)	48.6
Swisscom AG, Class N	(4,240)	(2,557,376)	25.3
VAT Group AG	(730)	(342,542)	3.4

		(10,489,289)

Thailand
Fabrinet	(2,402)	(512,851)	5.1

Turkey
Eldorado Gold Corp.	(24,533)	(300,097)	3.0

United Kingdom
Abrdn PLC	(207,471)	(443,324)	4.4
Admiral Group PLC	(23,727)	(757,876)	7.5
Associated British Foods PLC	(4,275)	(126,623)	1.3
Barratt Developments PLC	(35,965)	(246,186)	2.4
Beazley PLC	(80,247)	(554,643)	5.5
British American Tobacco PLC	(134,033)	(3,968,102)	39.3
Ck Hutchison Holdings Ltd.	(175,000)	(903,274)	8.9
DS Smith PLC	(194,959)	(698,288)	6.9
Flutter Entertainment PLC, Class DI	(519)	(106,528)	1.1
Hiscox Ltd.	(120,127)	(1,588,739)	15.7
Howden Joinery Group PLC	(14,148)	(143,878)	1.4
JD Sports Fashion PLC	(213,802)	(316,800)	3.1
JET2 PLC	(3,290)	(55,939)	0.6
Legal & General Group PLC	(54,270)	(175,310)	1.7
Lloyds Banking Group PLC	(1,510,936)	(813,588)	8.0

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Ocado Group PLC	(47,011)	$(323,622)	3.2%
Persimmon PLC	(29,867)	(552,476)	5.5
Reckitt Benckiser Group PLC	(36,563)	(2,653,510)	26.2
Rentokil Initial PLC	(111,628)	(577,432)	5.7
Smith & Nephew PLC	(136,911)	(1,922,732)	19.0
Vistry Group PLC	(41,236)	(523,811)	5.2

		(17,452,681)

United States
10X Genomics, Inc., Class A	(13,663)	(569,337)	5.6
Aflac, Inc.	(44,932)	(3,789,565)	37.5
Agree Realty Corp.	(27,534)	(1,641,302)	16.2
Air Lease Corp., Class A	(26,431)	(1,105,080)	10.9
Airbnb, Inc., Class A	(13,720)	(1,977,601)	19.6
Albemarle Corp.	(17,225)	(1,976,396)	19.6
Alight, Inc., Class A	(200,031)	(1,784,277)	17.7
Alliant Energy Corp.	(45,089)	(2,194,031)	21.7
Allison Transmission Holdings, Inc.	(1,044)	(63,204)	0.6
Amcor PLC	(158,020)	(1,490,129)	14.7
American Electric Power Co., Inc.	(2,988)	(233,482)	2.3
Americold Realty Trust, Inc.	(25,725)	(707,438)	7.0
Amkor Technology, Inc.	(55,331)	(1,751,779)	17.3
Annaly Capital Management, Inc.	(92,471)	(1,774,518)	17.6
Antero Midstream Corp.	(11,721)	(143,465)	1.4
Apellis Pharmaceuticals, Inc.	(8,032)	(508,345)	5.0
Apollo Global Management, Inc.	(49,559)	(4,975,724)	49.2
Asana, Inc., Class A	(9,104)	(158,592)	1.6
Aspen Technology, Inc.	(7,261)	(1,394,039)	13.8
ATI, Inc.	(15,128)	(618,281)	6.1
Avantor, Inc.	(23,342)	(536,633)	5.3
Ball Corp.	(23,544)	(1,305,515)	12.9
Bath & Body Works, Inc.	(10,306)	(439,654)	4.3
Bausch Health Cos, Inc.	(50,038)	(392,675)	3.9
Berry Global Group, Inc.	(13,436)	(879,521)	8.7
Bill Holdings, Inc.	(433)	(33,796)	0.3
BJ’s Wholesale Club Holdings, Inc.	(14,108)	(907,709)	9.0
Blue Owl Capital, Inc., Class A	(26,270)	(408,236)	4.0
BorgWarner, Inc.	(7,424)	(251,674)	2.5
Boston Scientific Corp.	(19,148)	(1,211,302)	12.0
Braze, Inc., Class A	(2,332)	(126,045)	1.2
BWX Technologies, Inc.	(19,819)	(1,614,852)	16.0
Cboe Global Markets, Inc.	(2,388)	(439,034)	4.3
Celanese Corp., Class A	(20,014)	(2,927,848)	29.0
CF Industries Holdings, Inc.	(28,243)	(2,132,629)	21.1
Chart Industries, Inc.	(1,178)	(137,496)	1.4
Chipotle Mexican Grill, Inc.	(517)	(1,245,334)	12.3
Chord Energy Corp.	(13,935)	(2,142,646)	21.2
Chubb Ltd.	(5,309)	(1,300,705)	12.9
Churchill Downs, Inc.	(5,703)	(689,892)	6.8
Citigroup, Inc.	(245,473)	(13,788,218)	136.4
Coca-Cola Consolidated, Inc.	(1,093)	(941,499)	9.3
Coherent Corp.	(15,239)	(724,462)	7.2
Columbia Sportswear Co.	(2,669)	(211,545)	2.1
Confluent, Inc., Class A	(49,284)	(1,101,990)	10.9
Constellation Energy Corp.	(16,726)	(2,040,572)	20.2
Cooper Cos., Inc.	(6,169)	(2,301,222)	22.8
Core & Main, Inc., Class A	(4,767)	(196,925)	1.9
Corebridge Financial, Inc.	(99,247)	(2,398,800)	23.7
Coty, Inc., Class A	(52,558)	(634,901)	6.3
Cousins Properties, Inc.	(30,766)	(704,849)	7.0
Crane Co.	(22,116)	(2,744,817)	27.2
Danaher Corp.	(417)	(100,042)	1.0

71

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Diamondback Energy, Inc.	(19,405)	$(2,983,325)	29.5%
Digital Realty Trust, Inc.	(2,629)	(369,269)	3.7
Dollar Tree, Inc.	(20,182)	(2,636,173)	26.1
DoorDash, Inc., Class A	(19,819)	(2,065,140)	20.4
Dun & Bradstreet Holdings, Inc.	(3,676)	(42,605)	0.4
Duolingo, Inc., Class A	(1,191)	(213,058)	2.1
Dutch Bros, Inc., Class A	(1,979)	(53,136)	0.5
Element Solutions, Inc.	(3,096)	(68,824)	0.7
Entegris, Inc.	(27,272)	(3,209,914)	31.8
Envista Holdings Corp.	(47,403)	(1,113,971)	11.0
Equifax, Inc.	(5,208)	(1,272,523)	12.6
Erie Indemnity Co., Class A	(876)	(302,947)	3.0
Exelon Corp.	(104,735)	(3,645,825)	36.1
Extra Space Storage, Inc.	(25,846)	(3,733,196)	36.9
Ferguson PLC	(4,617)	(866,997)	8.6
Fifth Third Bancorp	(42,583)	(1,458,042)	14.4
First Citizens BancShares, Inc., Class A	(620)	(936,200)	9.3
Five Below, Inc.	(5,648)	(1,013,590)	10.0
Frontier Communications Parent, Inc.	(10,044)	(247,384)	2.4
FTI Consulting, Inc.	(1,184)	(226,866)	2.2
Gaming and Leisure Properties, Inc.	(21,173)	(966,547)	9.6
GE HealthCare, Inc.	(44,764)	(3,283,887)	32.5
Graphic Packaging Holding Co.	(66,554)	(1,697,793)	16.8
Haleon PLC	(1,312,435)	(5,354,919)	53.0
Hasbro, Inc.	(35,901)	(1,757,354)	17.4
HB Fuller Co.	(3,919)	(296,943)	2.9
Healthcare Realty Trust, Inc.	(218,313)	(3,517,022)	34.8
HealthEquity, Inc.	(864)	(65,301)	0.6
Hexcel Corp.	(14,952)	(992,663)	9.8
Howmet Aerospace, Inc.	(14,237)	(800,974)	7.9
Hyatt Hotels Corp., Class A	(8,223)	(1,055,587)	10.4
Immunovant, Inc.	(6,897)	(251,120)	2.5
Ingersoll Rand, Inc.	(15,897)	(1,269,534)	12.6
Interactive Brokers Group, Inc., Class A	(17,669)	(1,568,124)	15.5
International Flavors & Fragrances, Inc.	(18,882)	(1,523,400)	15.1
Intra-Cellular Therapies, Inc.	(12,950)	(872,053)	8.6
Intuit, Inc.	(1,123)	(708,984)	7.0
Kenvue, Inc.	(26,559)	(551,365)	5.5
Keurig Dr. Pepper, Inc.	(107,462)	(3,378,605)	33.4
Kite Realty Group Trust	(26,965)	(577,051)	5.7
KKR & Co., Inc., Class A	(33,478)	(2,898,525)	28.7
Laboratory Corp. of America Holdings	(9,567)	(2,126,744)	21.0
Lantheus Holdings, Inc.	(19,528)	(1,014,089)	10.0
Levi Strauss & Co., Class A	(24,298)	(395,571)	3.9
Linde PLC	(11,881)	(4,809,785)	47.6
Loews Corp.	(36,711)	(2,674,763)	26.5
MACOM Technology Solutions Holdings, Inc., Class H	(24,369)	(2,101,339)	20.8
Madison Square Garden Sports Corp., Class A	(1,909)	(353,356)	3.5
MarketAxess Holdings, Inc.	(3,564)	(803,718)	8.0
Marriott International, Inc., Class A	(15,202)	(3,644,375)	36.1
Masimo Corp.	(454)	(58,539)	0.6
Matador Resources Co.	(18,381)	(1,008,933)	10.0
Mueller Industries, Inc.	(4,521)	(217,008)	2.1
National Storage Affiliates Trust	(110,474)	(4,126,204)	40.8
Netflix, Inc.	(27,000)	(15,230,970)	150.7
New Fortress Energy, Inc., Class A	(7,194)	(239,057)	2.4
New York Community Bancorp, Inc., Class A	(145,465)	(941,159)	9.3
News Corp., Class A	(105,970)	(2,611,101)	25.8
NextEra Energy, Inc.	(8,385)	(491,613)	4.9
Noble Corp. PLC	(42,515)	(1,876,187)	18.6
Nordson Corp.	(1,070)	(269,340)	2.7

Security	Shares	Value	% of Basket Value

United States (continued)
nVent Electric PLC	(26,328)	$(1,580,733)	15.6%
Omega Healthcare Investors, Inc.	(90,108)	(2,613,132)	25.8
Omnicom Group, Inc.	(2,692)	(243,303)	2.4
ON Semiconductor Corp.	(13,056)	(928,673)	9.2
Onto Innovation, Inc.	(21,981)	(3,549,931)	35.1
Organon & Co.	(16,679)	(277,705)	2.7
Palantir Technologies, Inc., Class A	(113,492)	(1,826,086)	18.1
Parsons Corp.	(9,487)	(618,078)	6.1
PayPal Holdings, Inc.	(42,700)	(2,619,645)	25.9
Penumbra, Inc.	(3,911)	(986,315)	9.8
Permian Resources Corp., Class A	(128,123)	(1,727,098)	17.1
PG&E Corp.	(65,449)	(1,104,125)	10.9
Pinnacle Financial Partners, Inc.	(11,521)	(1,018,226)	10.1
Primerica, Inc.	(2,476)	(579,780)	5.7
Procore Technologies, Inc.	(4,420)	(315,544)	3.1
Procter & Gamble Co.	(74,000)	(11,628,360)	115.0
PTC, Inc.	(2,502)	(451,986)	4.5
QIAGEN NV	(71,148)	(3,093,895)	30.6
Quest Diagnostics, Inc.	(6,851)	(879,874)	8.7
R1 RCM, Inc.	(33,397)	(341,985)	3.4
Rambus, Inc.	(11,001)	(753,899)	7.5
Range Resources Corp.	(12,158)	(353,068)	3.5
Raymond James Financial, Inc.	(1,206)	(132,877)	1.3
Regal Rexnord Corp., Registered Shares	(3,421)	(456,567)	4.5
Repligen Corp.	(15,053)	(2,851,038)	28.2
Rithm Capital Corp.	(180,593)	(1,932,345)	19.1
Rivian Automotive, Inc., Class A	(24,295)	(371,956)	3.7
RLI Corp.	(1,310)	(178,645)	1.8
Ryman Hospitality Properties, Inc.	(3,447)	(378,825)	3.7
Samsara, Inc., Class A	(62,060)	(1,948,684)	19.3
Sanofi SA	(76,672)	(7,777,513)	76.9
Selective Insurance Group, Inc.	(4,151)	(435,274)	4.3
SentinelOne, Inc., Class A	(107,111)	(2,870,575)	28.4
SoFi Technologies, Inc.	(2,197)	(17,203)	0.2
SolarEdge Technologies, Inc.	(15,400)	(1,024,100)	10.1
Southern Co.	(6,566)	(456,468)	4.5
SouthState Corp.	(20,844)	(1,732,136)	17.1
SPS Commerce, Inc.	(3,351)	(615,914)	6.1
STAG Industrial, Inc.	(46,402)	(1,714,090)	17.0
STERIS PLC	(8,410)	(1,841,369)	18.2
Sun Communities, Inc.	(1,592)	(199,557)	2.0
Super Micro Computer, Inc.	(1,206)	(638,710)	6.3
Surgery Partners, Inc.	(6,867)	(210,748)	2.1
Take-Two Interactive Software, Inc.	(17,173)	(2,832,343)	28.0
Teledyne Technologies, Inc.	(6,172)	(2,582,797)	25.5
Teleflex, Inc.	(900)	(218,547)	2.2
Tenable Holdings, Inc.	(1,507)	(70,980)	0.7
Terreno Realty Corp.	(8,231)	(491,638)	4.9
TKO Group Holdings, Inc., Class A	(18,373)	(1,537,636)	15.2
Tradeweb Markets, Inc., Class A	(36,957)	(3,525,328)	34.9
Tyler Technologies, Inc.	(6,250)	(2,642,187)	26.1
Union Pacific Corp.	(7,412)	(1,808,009)	17.9
Valaris Ltd.	(19,969)	(1,235,482)	12.2
Valvoline, Inc.	(29,833)	(1,088,606)	10.8
Vaxcyte, Inc.	(12,422)	(887,179)	8.8
Veralto Corp.	(3,845)	(294,873)	2.9
Viatris, Inc.	(17,325)	(203,915)	2.0
Vontier Corp.	(11,796)	(408,024)	4.0
Warner Music Group Corp., Class A	(2,633)	(96,078)	1.0
Webster Financial Corp.	(40,657)	(2,011,708)	19.9
Welltower, Inc.	(48,616)	(4,205,770)	41.6
Whirlpool Corp.	(5,912)	(647,482)	6.4

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Wolfspeed, Inc.	(10,550)	$(343,403)	3.4%
Wyndham Hotels & Resorts, Inc.	(11,182)	(871,413)	8.6
XPO, Inc.	(6,775)	(578,856)	5.7
YETI Holdings, Inc.	(21,730)	(955,468)	9.5
Zebra Technologies Corp., Class A	(2,045)	(489,880)	4.8
ZoomInfo Technologies, Inc., CLass A	(27,535)	(441,661)	4.4

		(276,455,508)

Preferred Stocks

Germany
Sartorius AG	(2,681)	(989,990)	9.8

Volkswagen AG	(60,661)	(7,873,652)	77.9

Total Reference Entity — Short		(524,576,097)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(10,108,717)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	82,489	$473,218	(3.9)%
Aristocrat Leisure Ltd.	31,384	917,406	(7.5)
Charter Hall Group	66,767	528,430	(4.3)
Flight Centre Travel Group Ltd.	60,831	851,673	(7.0)
Worley Ltd.	17,812	173,890	(1.4)

		2,944,617

Austria
BAWAG Group AG	25,636	1,334,457	(10.9)

Belgium
Liberty Global Ltd., Class C	52,609	1,101,632	(9.0)
Sofina SA	9,161	2,219,115	(18.2)
Syensqo SA	14,307	1,293,608	(10.6)
Warehouses De Pauw CVA	6,222	184,505	(1.5)

		4,798,860

Canada
Algonquin Power & Utilities Corp.	47,722	283,185	(2.3)
Barrick Gold Corp.	64,947	1,015,190	(8.3)
Canadian Natural Resources Ltd.	27,795	1,781,292	(14.6)
Capital Power Corp.	25,116	687,769	(5.6)
Cenovus Energy, Inc.	37,738	611,905	(5.0)
Element Fleet Management Corp.	93,377	1,576,668	(12.9)
Emera, Inc.	939	33,216	(0.3)
Enerplus Corp.	112,411	1,633,614	(13.4)
FirstService Corp.	1,910	319,962	(2.6)
Gibson Energy, Inc.	1,581	25,259	(0.2)
Great-West Lifeco, Inc.	953	31,702	(0.3)
Imperial Oil Ltd.	2,665	153,866	(1.3)
Keyera Corp.	48,666	1,178,228	(9.6)

Security	Shares	Value	% of Basket Value

Canada (continued)
Magna International, Inc.	14,250	$810,603	(6.6)%
MEG Energy Corp.	29,128	551,227	(4.5)
Methanex Corp.	18,739	831,780	(6.8)
Pembina Pipeline Corp.	25,660	884,687	(7.2)
RioCan Real Estate Investment Trust	20,150	274,386	(2.2)
Stantec, Inc.	40,688	3,271,966	(26.8)
Tourmaline Oil Corp.	6,428	278,205	(2.3)
TransAlta Corp.	2,414	17,506	(0.1)
West Fraser Timber Co. Ltd.	8,524	678,514	(5.6)
Whitecap Resources, Inc.	30,901	199,838	(1.6)
WSP Global, Inc.	53	7,793	(0.1)

		17,138,361

Denmark
AP Moller - Maersk A/S, Class B	3	5,604	(0.1)
DSV A/S	5,009	907,768	(7.4)
Genmab A/S	2,066	577,973	(4.7)

		1,491,345

France
Arkema SA	2,704	298,131	(2.4)
AXA SA	902	30,368	(0.2)
Carrefour SA	17,128	294,187	(2.4)
Dassault Aviation SA	956	183,526	(1.5)
Eiffage SA	42,690	4,526,917	(37.0)
Engie SA	79,539	1,286,505	(10.5)
Eurazeo SE	3,421	294,951	(2.4)
Gaztransport Et Technigaz SA	3,154	447,578	(3.7)
Rexel SA	46,443	1,251,095	(10.2)
Ubisoft Entertainment SA	2,009	44,966	(0.4)
Valeo SE	73,583	974,109	(8.0)
Vallourec SA	6,867	99,530	(0.8)
Veolia Environnement SA	108,399	3,577,652	(29.3)
Vinci SA	28,676	3,663,042	(30.0)

		16,972,557

Germany
Adidas AG, Class N	8,048	1,539,549	(12.6)
Bayerische Motoren Werke AG	14,296	1,498,510	(12.3)
Deutsche Lufthansa AG, Registered Shares	43,947	370,162	(3.0)
Deutsche Telekom AG, Class N	242,217	6,023,229	(49.3)
Heidelberg Materials AG	10,248	958,850	(7.8)
HUGO BOSS AG, Ordinary Shares	2,517	159,610	(1.3)
K&S AG, Class N	28,189	398,515	(3.3)
KION Group AG	4,933	227,791	(1.9)
LANXESS AG	5,667	153,462	(1.2)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N	142	60,799	(0.5)
Nemetschek SE	6,958	649,731	(5.3)
RWE AG	89,807	3,353,284	(27.4)
Scout24 SE	599	44,662	(0.4)
thyssenkrupp AG	103,950	650,358	(5.3)

		16,088,512

Hong Kong
Hang Lung Properties Ltd.	129,000	149,655	(1.2)
Hongkong Land Holdings Ltd.	77,400	241,605	(2.0)
Jardine Matheson Holdings Ltd.	3,600	144,555	(1.2)
New World Development Co. Ltd.	1,331,000	1,630,188	(13.3)

73

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Swire Pacific Ltd., Class A	35,000	$270,620	(2.2)%
Swire Properties Ltd.	153,600	286,850	(2.4)

		2,723,473

Ireland
Kerry Group PLC, Class A	8,208	740,666	(6.1)
Smurfit Kappa Group PLC	88,144	3,327,465	(27.2)

		4,068,131

Israel
Nice Ltd.	180	36,251	(0.3)
Nova Ltd.	94	13,612	(0.1)
Wix.com Ltd.	9,091	1,153,466	(9.4)

		1,203,329

Italy
A2A SpA	146,150	293,684	(2.4)
Ferrari NV	2,179	769,763	(6.3)
Intesa Sanpaolo SpA	182,300	568,892	(4.6)
Mediobanca Banca di Credito Finanziario SpA	54,924	736,358	(6.0)
Moncler SpA	16,399	1,021,490	(8.4)
Recordati Industria Chimica e Farmaceutica SpA	2,584	144,488	(1.2)
Snam SpA	24,656	122,162	(1.0)

		3,656,837

Japan
ABC-Mart, Inc.	14,000	244,970	(2.0)
Aeon Co. Ltd.	11,400	273,441	(2.2)
Amada Co. Ltd.	22,900	249,508	(2.0)
ANA Holdings, Inc.	15,000	332,056	(2.7)
Aozora Bank Ltd.	6,100	135,351	(1.1)
Asahi Kasei Corp.	55,600	425,270	(3.5)
Astellas Pharma, Inc.	38,700	454,764	(3.7)
Brother Industries Ltd.	1,800	30,438	(0.3)
Dai Nippon Printing Co. Ltd.	48,500	1,417,383	(11.6)
Fast Retailing Co. Ltd.	4,200	1,132,002	(9.3)
Horiba Ltd.	400	31,900	(0.3)
Hulic Co. Ltd.	47,600	530,539	(4.3)
ITOCHU Corp.	13,700	627,696	(5.1)
J Front Retailing Co. Ltd.	58,700	548,844	(4.5)
Japan Post Holdings Co. Ltd.	494,100	4,772,692	(39.0)
JFE Holdings, Inc.	54,700	871,779	(7.1)
JGC Holdings Corp.	32,400	382,738	(3.1)
Kakaku.com, Inc.	40,400	464,007	(3.8)
Kao Corp.	49,100	1,934,433	(15.8)
Koito Manufacturing Co. Ltd.	24,800	383,266	(3.1)
Komatsu Ltd.	50,400	1,445,263	(11.8)
Kubota Corp.	40,000	611,220	(5.0)
Kyowa Kirin Co. Ltd.	28,900	459,825	(3.8)
Lawson, Inc.	54,800	3,163,344	(25.9)
Lixil Corp.	144,800	1,952,435	(16.0)
MEIJI Holdings Co. Ltd.	44,600	1,088,069	(8.9)
Mitsubishi Chemical Group Corp.	69,000	420,086	(3.4)
Mitsui & Co. Ltd.	40,900	1,674,545	(13.7)
Mizuho Financial Group, Inc.	71,500	1,307,979	(10.7)
NIDEC Corp.	78,500	2,957,881	(24.2)
Nihon M&A Center Holdings, Inc.	33,800	204,849	(1.7)
Nikon Corp.	32,600	335,780	(2.7)
Nippon Express Holdings, Inc.	4,400	264,365	(2.2)
Nippon Shinyaku Co. Ltd.	6,500	231,814	(1.9)
Nissan Motor Co. Ltd.	128,500	509,185	(4.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nisshin Seifun Group, Inc.	33,200	$467,510	(3.8)%
NSK Ltd.	306,600	1,687,286	(13.8)
Obayashi Corp.	253,500	2,368,539	(19.4)
Obic Co. Ltd.	6,700	1,040,032	(8.5)
Ono Pharmaceutical Co. Ltd.	5,100	92,047	(0.8)
Oracle Corp. Japan	15,800	1,257,401	(10.3)
Otsuka Corp.	58,400	2,478,510	(20.3)
Otsuka Holdings Co. Ltd.	11,500	456,429	(3.7)
Panasonic Holdings Corp.	73,400	698,051	(5.7)
Ricoh Co. Ltd.	32,400	257,177	(2.1)
SCREEN Holdings Co. Ltd.	72,300	7,149,043	(58.5)
SCSK Corp.	9,700	192,314	(1.6)
Sega Sammy Holdings, Inc.	30,400	451,644	(3.7)
Seiko Epson Corp.	23,400	344,979	(2.8)
Sekisui House Ltd.	70,400	1,604,527	(13.1)
Shimadzu Corp.	15,700	438,464	(3.6)
Shimizu Corp.	62,500	422,441	(3.5)
SoftBank Group Corp.	44,800	1,951,431	(16.0)
Sumitomo Corp.	40,900	946,446	(7.7)
Sumitomo Mitsui Trust Holdings, Inc.	53,600	1,108,598	(9.1)
Takashimaya Co. Ltd.	34,900	490,904	(4.0)
Tokyo Tatemono Co. Ltd.	53,000	824,707	(6.7)
Trend Micro, Inc.	5,800	331,236	(2.7)

		58,929,433

Luxembourg
ArcelorMittal SA	141,672	3,951,650	(32.3)

Macau
Galaxy Entertainment Group Ltd.	45,000	233,402	(1.9)

Netherlands
ABN AMRO Bank NV, CVA	117,393	1,748,055	(14.3)
ASR Nederland NV	1,468	70,084	(0.6)
NN Group NV	22,821	946,701	(7.7)
Redcare Pharmacy NV	486	68,281	(0.6)

		2,833,121

New Zealand
Xero Ltd.	887	64,453	(0.5)

Norway
Aker BP ASA	37,326	1,005,522	(8.2)
Equinor ASA	33,555	973,518	(8.0)
Gjensidige Forsikring ASA	27,237	445,119	(3.6)
Kongsberg Gruppen ASA	3,907	201,965	(1.7)
Var Energi ASA	96,358	283,694	(2.3)

		2,909,818

Puerto Rico
Popular, Inc.	1,588	135,695	(1.1)

Singapore
DBS Group Holdings Ltd.	23,100	550,464	(4.5)
Singapore Airlines Ltd.	99,200	495,218	(4.1)

		1,045,682

Spain
Banco Bilbao Vizcaya Argentaria SA	40,419	383,118	(3.2)
Banco de Sabadell SA	400,356	526,304	(4.3)
Banco Santander SA	105,736	430,704	(3.5)
Bankinter SA	103,615	648,894	(5.3)
EDP Renovaveis SA	32,779	538,687	(4.4)

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Fluidra SA	77,684	$1,703,080	(13.9)%
Grifols SA, Class A	13,093	144,302	(1.2)
Industria de Diseno Textil SA	18,706	809,733	(6.6)

		5,184,822

Sweden
Electrolux AB, Class B	59,253	558,765	(4.6)
Fastighets AB Balder, Class B	6,319	42,268	(0.3)
Volvo Car AB, Class B	113,915	299,380	(2.5)

		900,413

United Kingdom
Auto Trader Group PLC	65,529	605,409	(5.0)
Aviva PLC	396,028	2,170,471	(17.8)
B&M European Value Retail SA	18,612	122,318	(1.0)
Barclays PLC	486,420	907,806	(7.4)
British Land Co. PLC	474,026	2,286,537	(18.7)
Burberry Group PLC	362	5,987	(0.1)
Drax Group PLC	98,411	637,940	(5.2)
easyJet PLC	188,889	1,327,641	(10.9)
J Sainsbury PLC	282,986	970,599	(7.9)
Land Securities Group PLC	60,624	513,320	(4.2)
London Stock Exchange Group PLC	14,407	1,631,010	(13.3)
M&G PLC	337,300	956,147	(7.8)
Marks & Spencer Group PLC	625,535	1,960,796	(16.0)
Phoenix Group Holdings PLC	11,649	74,458	(0.6)
Smiths Group PLC	19,864	408,926	(3.4)
Spectris PLC	57,351	2,681,052	(21.9)
Tritax Big Box REIT PLC	268,411	564,382	(4.6)
Vodafone Group PLC	1,910,138	1,630,865	(13.3)
Weir Group PLC	57,622	1,330,320	(10.9)
Whitbread PLC	14,393	655,313	(5.4)
Wise PLC, Class A	11,559	118,459	(1.0)

		21,559,756

United States
A O Smith Corp.	24,154	1,874,592	(15.3)
Academy Sports & Outdoors, Inc.	4,660	292,322	(2.4)
Adient PLC	5,786	200,832	(1.6)
Advanced Drainage Systems, Inc.	1,952	254,580	(2.1)
AECOM	19,661	1,733,904	(14.2)
Agilent Technologies, Inc.	12,674	1,648,887	(13.5)
Alaska Air Group, Inc.	11,754	421,146	(3.4)
Alcoa Corp.	62,757	1,867,021	(15.3)
Align Technology, Inc.	3,118	833,504	(6.8)
Alkermes PLC	2,244	60,700	(0.5)
Alnylam Pharmaceuticals, Inc.	8,308	1,436,536	(11.7)
Amdocs Ltd.	8,085	741,233	(6.1)
AMETEK, Inc.	4,631	750,454	(6.1)
Amgen, Inc.	1,015	318,974	(2.6)
Antero Resources Corp.	1,228	27,434	(0.2)
Aon PLC, Class A	106	31,634	(0.3)
AutoNation, Inc.	4,350	607,521	(5.0)
Avnet, Inc.	11,418	517,235	(4.2)
Axis Capital Holdings Ltd.	1,320	78,566	(0.6)
Bank of America Corp.	41,215	1,401,722	(11.5)
Best Buy Co., Inc.	1,093	79,232	(0.6)
Block, Inc., Class A	5,686	369,647	(3.0)
Box, Inc., Class A	22,994	597,384	(4.9)
Boyd Gaming Corp.	9,921	629,884	(5.1)
BRP, Inc.	12,695	801,900	(6.6)
Builders FirstSource, Inc.	5,559	965,765	(7.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Bunge Global SA	1,261	$111,082	(0.9)%
Cable One, Inc.	315	172,913	(1.4)
CACI International, Inc., Class A	4,668	1,604,532	(13.1)
Cadence Design Systems, Inc.	5,123	1,477,781	(12.1)
Camden Property Trust	19,717	1,850,243	(15.1)
Carnival Corp.	52,671	873,285	(7.1)
Carnival PLC	15,124	228,213	(1.9)
Cencora, Inc.	2,316	538,887	(4.4)
CH Robinson Worldwide, Inc.	7,095	596,619	(4.9)
Chemed Corp.	1,775	1,052,202	(8.6)
Ciena Corp.	10,931	579,343	(4.7)
Cincinnati Financial Corp.	1,238	137,170	(1.1)
Cirrus Logic, Inc.	8,950	690,940	(5.6)
Citigroup, Inc.	4,165	233,948	(1.9)
Cognex Corp.	13,569	490,384	(4.0)
Colgate-Palmolive Co.	1,533	129,079	(1.1)
Constellium SE, Class A	2,525	47,344	(0.4)
Coterra Energy, Inc.	2,494	62,051	(0.5)
Credit Acceptance Corp.	1,920	1,038,854	(8.5)
D.R. Horton, Inc.	1,775	253,665	(2.1)
Deckers Outdoor Corp.	433	326,365	(2.7)
Devon Energy Corp.	6,016	252,792	(2.1)
Domino’s Pizza, Inc.	258	109,965	(0.9)
eBay, Inc.	27,601	1,133,573	(9.3)
EOG Resources, Inc.	16,726	1,903,252	(15.6)
Equity Residential	24,738	1,488,980	(12.2)
Exelixis, Inc.	634	13,796	(0.1)
F5, Inc.	1,367	251,118	(2.1)
Fair Isaac Corp.	995	1,192,836	(9.8)
First American Financial Corp.	2,364	142,667	(1.2)
Flex Ltd.	22,505	534,269	(4.4)
Flowserve Corp.	25,303	1,010,349	(8.3)
Fox Corp., Class A	14,953	482,982	(3.9)
Franklin Resources, Inc.	2,953	78,638	(0.6)
GoDaddy, Inc., Class A	6,669	711,316	(5.8)
Graco, Inc.	7,120	607,336	(5.0)
Guidewire Software, Inc.	1,402	156,575	(1.3)
H&R Block, Inc.	1,659	77,708	(0.6)
Halozyme Therapeutics, Inc.	5,510	186,514	(1.5)
Harley-Davidson, Inc.	22,508	730,385	(6.0)
Helmerich & Payne, Inc.	34,194	1,376,650	(11.3)
Hilton Grand Vacations, Inc.	8,142	339,521	(2.8)
HP, Inc.	112,312	3,224,478	(26.4)
Huntsman Corp.	1,064	26,111	(0.2)
Independence Realty Trust, Inc.	8,970	131,769	(1.1)
International Paper Co.	18,956	679,193	(5.6)
Invesco Ltd.	9,236	146,206	(1.2)
Invitation Homes, Inc.	10,667	351,264	(2.9)
Iridium Communications, Inc.	7,484	271,370	(2.2)
ITT, Inc.	733	88,532	(0.7)
Jack Henry & Associates, Inc.	3,464	574,435	(4.7)
James Hardie Industries PLC, CDI	23,125	879,161	(7.2)
Jones Lang LaSalle, Inc.	1,537	272,141	(2.2)
KeyCorp	21,960	319,079	(2.6)
Kimberly-Clark Corp.	3,297	398,838	(3.3)
KLA Corp.	238	141,382	(1.2)
Lamar Advertising Co., Class A	2,886	302,106	(2.5)
Landstar System, Inc.	4,103	786,627	(6.4)
Lattice Semiconductor Corp.	4,805	292,432	(2.4)
Lennar Corp., Class A	2,921	437,712	(3.6)
Lennox International, Inc.	360	154,138	(1.3)

75

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Liberty Media Corp.-Liberty SiriusXM	4,465	$135,557	(1.1)%
Louisiana-Pacific Corp.	30,182	2,008,612	(16.4)
Lyft, Inc., Class A	122,086	1,524,854	(12.5)
Manhattan Associates, Inc.	10,888	2,640,993	(21.6)
Marathon Oil Corp.	10,105	230,899	(1.9)
Marsh & McLennan Cos., Inc.	6,229	1,207,429	(9.9)
Masco Corp.	17,036	1,146,352	(9.4)
Mastercard, Inc., Class A	1,004	451,027	(3.7)
Mettler-Toledo International, Inc.	993	1,188,810	(9.7)
MGM Resorts International	1,610	69,826	(0.6)
Molina Healthcare, Inc.	489	174,299	(1.4)
MSCI, Inc., Class A	886	530,377	(4.3)
Murphy USA, Inc.	836	294,707	(2.4)
NetApp, Inc.	8,363	729,254	(6.0)
New Jersey Resources Corp.	3,615	147,600	(1.2)
Nutanix, Inc., Class A	10,046	564,585	(4.6)
NVR, Inc.	43	304,237	(2.5)
OGE Energy Corp.	18,578	617,533	(5.0)
Oshkosh Corp.	28,368	3,123,317	(25.5)
Paramount Global, Class B	142,763	2,082,912	(17.0)
Penske Automotive Group, Inc.	3,220	477,751	(3.9)
Perrigo Co. PLC	2,899	93,000	(0.8)
Pool Corp.	881	327,071	(2.7)
Post Holdings, Inc.	31,183	2,895,965	(23.7)
Primo Water Corp.	3,030	44,259	(0.4)
PulteGroup, Inc.	10,769	1,126,007	(9.2)
Pure Storage, Inc., Class A	9,975	398,900	(3.3)
Qualys, Inc.	8,032	1,519,413	(12.4)
Regeneron Pharmaceuticals, Inc., Registered Shares	207	195,155	(1.6)
Regions Financial Corp.	12,814	239,237	(2.0)
Reinsurance Group of America, Inc.	11,650	2,025,819	(16.6)
RH	678	171,859	(1.4)
Robert Half, Inc.	8,942	711,247	(5.8)
RPM International, Inc.	725	77,329	(0.6)
S&P Global, Inc.	941	421,897	(3.4)
Sarepta Therapeutics, Inc.	6,025	716,915	(5.9)
SEI Investments Co.	19,406	1,227,235	(10.0)
Service Corp. International	23,436	1,573,024	(12.9)
Signify NV	27,947	849,886	(6.9)
Silicon Laboratories, Inc.	2,569	316,912	(2.6)
Spotify Technology SA	10,179	2,192,048	(17.9)
Synovus Financial Corp.	11,335	426,876	(3.5)
Sysco Corp.	9,925	803,230	(6.6)
T Rowe Price Group, Inc.	488	52,924	(0.4)
Taylor Morrison Home Corp., Class A	4,971	259,188	(2.1)
TD SYNNEX Corp.	854	85,383	(0.7)
TE Connectivity Ltd.	29,539	4,200,150	(34.4)
Tenet Healthcare Corp.	2,406	199,072	(1.6)
Teradata Corp.	2,907	134,245	(1.1)
Teradyne, Inc.	7,241	699,408	(5.7)
Tetra Tech, Inc.	840	132,871	(1.1)
Toll Brothers, Inc.	6,995	694,953	(5.7)
Transocean Ltd.	25,441	138,908	(1.1)
Trex Co., Inc.	8,818	718,491	(5.9)
U.S. Foods Holding Corp.	9,570	440,316	(3.6)
UFP Industries, Inc.	108	12,253	(0.1)
UGI Corp.	85,066	1,883,361	(15.4)
United Therapeutics Corp.	630	135,311	(1.1)
Valmont Industries, Inc.	3,533	797,433	(6.5)
Veeva Systems, Inc., Class A	383	79,438	(0.6)

Security	Shares	Value	% of Basket Value

United States (continued)
VeriSign, Inc.	18,651	$3,709,311	(30.3)%
Verisk Analytics, Inc.	137	33,090	(0.3)
Visa, Inc., Class A	6,809	1,860,627	(15.2)
Visteon Corp.	1,041	120,017	(1.0)
Vulcan Materials Co.	588	132,894	(1.1)
Wayfair, Inc., Class A	4,072	204,618	(1.7)
West Pharmaceutical Services, Inc.	2,040	760,981	(6.2)
Westinghouse Air Brake Technologies Corp.	3,069	403,788	(3.3)
Westlake Corp.	15,102	2,089,362	(17.1)
Zions Bancorp NA	19,901	833,852	(6.8)
Zoetis, Inc., Class A	4,860	912,757	(7.5)

		113,024,922

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,041	103,041	(0.8)

Total Reference Entity — Long		283,296,687

Reference Entity — Short

Common Stocks

Australia
EBOS Group Ltd.	(16,821)	(390,123)	3.2

Austria
Mondi PLC	(19,363)	(347,855)	2.8

Belgium
Anheuser-Busch InBev SA	(79,677)	(4,995,580)	40.8
Lotus Bakeries NV	(130)	(1,122,122)	9.2
Solvay SA	(11,900)	(327,472)	2.7

		(6,445,174)

Bermuda
RenaissanceRe Holdings Ltd.	(4,482)	(1,025,616)	8.4

Brazil
Yara International ASA	(9,974)	(334,548)	2.7

Canada
RB Global, Inc.	(1)	(64)	0.0

China
ESR Group Ltd.	(78,000)	(99,638)	0.8
Xinyi Glass Holdings Ltd.	(11,000)	(9,113)	0.1

		(108,751)

Denmark
Carlsberg A/S, Class B	(9,714)	(1,266,260)	10.4
Coloplast A/S, Class B	(4,758)	(555,159)	4.6
Danske Bank A/S	(178,411)	(4,840,035)	39.6
GN Store Nord A/S	(1,713)	(40,969)	0.3
Vestas Wind Systems A/S	(989)	(28,246)	0.2

		(6,730,669)

Finland
Fortum OYJ	(15,617)	(216,486)	1.8
Kesko OYJ, Class B	(13,682)	(270,790)	2.2
Neste OYJ	(17,269)	(601,892)	4.9
UPM-Kymmene OYJ	(11,014)	(406,142)	3.3
Valmet Oyj	(1,856)	(52,881)	0.5

		(1,548,191)

France
Adevinta ASA, Class B	(125,823)	(1,372,056)	11.2
Bollore SE	(307,422)	(2,055,941)	16.8

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Capgemini SE	(1,467)	$(329,213)	2.7%
Danone SA	(14,457)	(976,035)	8.0
Edenred SE	(8,635)	(522,796)	4.3
EssilorLuxottica SA	(10,422)	(2,069,122)	16.9
Ipsen SA	(11,027)	(1,287,990)	10.5
Kering SA	(11,278)	(4,684,950)	38.3
LVMH Moet Hennessy Louis Vuitton SE	(2,821)	(2,374,515)	19.4
Remy Cointreau SA	(299)	(30,699)	0.3
Sartorius Stedim Biotech	(4,936)	(1,341,462)	11.0
TotalEnergies SE	(23,141)	(1,520,866)	12.5
Unibail-Rodamco-Westfield	(4,743)	(344,020)	2.8

		(18,909,665)

Germany
AIXTRON SE	(4,289)	(161,669)	1.3
Bayer AG, Class N	(47,513)	(1,493,302)	12.2
Bechtle AG	(6,361)	(333,982)	2.7
Continental AG	(9,925)	(819,086)	6.7
Daimler Truck Holding AG	(16,263)	(587,642)	4.8
Deutsche Post AG, Class N	(12,530)	(608,214)	5.0
Fresenius SE & Co. KGaA	(57,511)	(1,636,893)	13.4
Hannover Rueck SE, Class N	(1,426)	(346,458)	2.8
HelloFresh SE	(17,813)	(238,798)	2.0
MTU Aero Engines AG, Class N	(11,340)	(2,629,118)	21.5
SMA Solar Technology AG	(1,362)	(70,287)	0.6
Symrise AG, Class A	(12,299)	(1,280,229)	10.5
Talanx AG	(7,851)	(558,265)	4.6
Volkswagen AG	(712)	(101,017)	0.8

		(10,864,960)

Hong Kong
Hang Seng Bank Ltd.	(39,100)	(406,772)	3.3
Henderson Land Development Co. Ltd.	(14,000)	(36,453)	0.3
HKT Trust & HKT Ltd., Class SS	(73,000)	(87,637)	0.7
Hong Kong & China Gas Co. Ltd.	(526,000)	(374,089)	3.0
Link REIT	(68,497)	(343,481)	2.8
MTR Corp. Ltd.	(300,500)	(976,961)	8.0
Techtronic Industries Co. Ltd.	(268,000)	(2,844,622)	23.3
WH Group Ltd.	(76,000)	(44,809)	0.4

		(5,114,824)

Ireland
Kingspan Group PLC	(6,465)	(531,987)	4.4

Israel
Global-e Online Ltd.	(2,743)	(103,603)	0.8
Mobileye Global, Inc., Class A	(9,289)	(240,214)	2.0

		(343,817)

Italy
Assicurazioni Generali SpA	(76,490)	(1,728,140)	14.1
Davide Campari-Milano NV	(26,979)	(276,312)	2.3
DiaSorin SpA	(601)	(56,032)	0.5
Eni SpA	(58,023)	(937,537)	7.7
FinecoBank Banca Fineco SpA	(22,842)	(333,965)	2.7
Leonardo SpA	(63,988)	(1,132,606)	9.3
Nexi SpA	(215,452)	(1,674,739)	13.7
Poste Italiane SpA	(13,747)	(151,084)	1.2

		(6,290,415)

Japan
Ajinomoto Co., Inc.	(5,300)	(219,652)	1.8
Chiba Bank Ltd.	(74,100)	(554,266)	4.5

Security	Shares	Value	% of Basket Value

Japan (continued)
Chubu Electric Power Co., Inc.	(63,300)	$(829,210)	6.8%
Daiwa House REIT Investment Corp.	(725)	(1,293,352)	10.6
Fukuoka Financial Group, Inc.	(1,600)	(39,678)	0.3
GLP J-REIT	(1,868)	(1,685,018)	13.8
Harmonic Drive Systems, Inc.	(31,000)	(759,557)	6.2
Hoshizaki Corp.	(38,400)	(1,410,872)	11.5
Ibiden Co. Ltd.	(25,000)	(1,271,487)	10.4
Iida Group Holdings Co. Ltd.	(10,500)	(160,131)	1.3
Japan Airport Terminal Co. Ltd.	(17,000)	(681,978)	5.6
Japan Metropolitan Fund Invest	(20)	(13,711)	0.1
Japan Petroleum Exploration Co. Ltd.	(44,000)	(1,806,326)	14.8
Japan Real Estate Investment Corp.	(452)	(1,749,915)	14.3
Jeol Ltd.	(1,500)	(69,180)	0.6
JMDC, Inc.	(11,200)	(299,378)	2.4
Keisei Electric Railway Co. Ltd.	(16,600)	(758,936)	6.2
Kikkoman Corp.	(12,500)	(776,815)	6.4
Kintetsu Group Holdings Co. Ltd.	(15,900)	(495,493)	4.1
Kyushu Electric Power Co., Inc.	(54,200)	(409,680)	3.4
Macnica Holdings, Inc.	(900)	(48,112)	0.4
Mercari, Inc.	(1,300)	(21,707)	0.2
MinebeaMitsumi, Inc.	(12,600)	(262,870)	2.2
Mitsui OSK Lines Ltd.	(61,000)	(2,211,098)	18.1
Nippon Building Fund, Inc.	(488)	(1,994,061)	16.3
Nippon Sanso Holdings Corp.	(29,600)	(757,546)	6.2
Nissan Chemical Corp.	(6,500)	(261,811)	2.1
Niterra Co. Ltd.	(56,600)	(1,537,924)	12.6
Nitori Holdings Co. Ltd.	(1,900)	(251,021)	2.1
Rakus Co. Ltd.	(65,200)	(1,081,726)	8.8
Rohto Pharmaceutical Co. Ltd.	(55,300)	(1,142,764)	9.3
Secom Co. Ltd.	(9,400)	(689,078)	5.6
Seven & i Holdings Co. Ltd.	(14,700)	(586,085)	4.8
SG Holdings Co. Ltd.	(103,400)	(1,353,262)	11.1
SHIFT, Inc.	(1,800)	(327,755)	2.7
Shinko Electric Industries Co. Ltd.	(2,100)	(78,386)	0.6
Shionogi & Co. Ltd.	(4,900)	(237,491)	1.9
SMC Corp.	(5,500)	(3,091,535)	25.3
Sony Group Corp.	(4,800)	(475,226)	3.9
Square Enix Holdings Co. Ltd.	(7,100)	(280,122)	2.3
SUMCO Corp.	(81,000)	(1,240,068)	10.1
Tobu Railway Co. Ltd.	(7,500)	(200,613)	1.6
Tohoku Electric Power Co., Inc.	(7,200)	(48,530)	0.4
Tokyo Electric Power Co. Holdings, Inc.	(379,000)	(2,038,104)	16.7
Tokyo Gas Co. Ltd.	(54,500)	(1,264,363)	10.3
Toyo Suisan Kaisha Ltd.	(18,500)	(972,948)	8.0
Visional, Inc.	(7,400)	(467,765)	3.8
West Japan Railway Co.	(16,300)	(685,377)	5.6
Yamato Holdings Co. Ltd.	(4,200)	(73,324)	0.6
Yokohama Rubber Co. Ltd.	(32,800)	(783,508)	6.4

		(39,748,815)

Netherlands
Adyen NV	(259)	(329,310)	2.7
Argenx SE	(3,808)	(1,456,064)	11.9
BE Semiconductor Industries NV	(606)	(92,195)	0.8
Heineken Holding NV	(58,007)	(4,932,524)	40.3
Heineken NV	(22,144)	(2,256,944)	18.5
IMCD NV	(1,614)	(249,831)	2.0
JDE Peet’s NV	(86,389)	(2,159,993)	17.7
Universal Music Group NV	(23,518)	(702,405)	5.7

		(12,179,266)

77

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

New Zealand
Auckland International Airport Ltd.	(12,174)	$(63,257)	0.5%
Mercury NZ Ltd.	(8,921)	(37,283)	0.3
Meridian Energy Ltd.	(135,374)	(464,835)	3.8

		(565,375)

Norway
Orkla ASA	(228,234)	(1,814,849)	14.8
Salmar ASA	(16,457)	(927,300)	7.6

		(2,742,149)

Portugal
Banco Comercial Portugues SA, R Shares	(6,562,597)	(1,937,342)	15.9
Jeronimo Martins SGPS SA	(4,767)	(109,883)	0.9

		(2,047,225)

Spain
Aena SME SA	(255)	(45,370)	0.4
Cellnex Telecom SA	(29,830)	(1,161,399)	9.5

		(1,206,769)

Sweden
Boliden AB	(43,241)	(1,157,423)	9.5
Castellum AB	(125,424)	(1,627,972)	13.3
Epiroc AB, Class A	(66,269)	(1,180,784)	9.7
Epiroc AB, Class B	(8,900)	(139,932)	1.1
EQT AB	(22,869)	(618,800)	5.1
Evolution Ab	(2,993)	(352,184)	2.9
Getinge AB, Class B	(51,656)	(1,113,293)	9.1
Industrivarden AB, Class A	(204)	(6,474)	0.1
Investment AB Latour, Class B	(19,384)	(489,135)	4.0
Lifco AB, Class B	(6,186)	(150,463)	1.2
Sandvik Ab	(99,239)	(2,101,529)	17.2
Skandinaviska Enskilda Banken AB, Class A	(318,731)	(4,562,367)	37.3
Skanska AB, B Shares	(2,099)	(36,682)	0.3
SKF AB, Class B	(1,575)	(31,276)	0.3
Svenska Cellulosa AB SCA, Class B	(26,929)	(369,659)	3.0
Svenska Handelsbanken AB, A Shares	(292,440)	(3,158,568)	25.8

		(17,096,541)

Switzerland
On Holding AG, Class A	(3,367)	(89,428)	0.7

Thailand
Fabrinet	(5,390)	(1,150,819)	9.4

United Kingdom
Admiral Group PLC	(9,299)	(297,024)	2.4
Barratt Developments PLC	(46,295)	(316,896)	2.6
Beazley PLC	(81,030)	(560,055)	4.6
Compass Group PLC	(56,707)	(1,568,719)	12.8
Diageo PLC	(141,175)	(5,113,397)	41.8
DS Smith PLC	(391,721)	(1,402,792)	11.5
Howden Joinery Group PLC	(26,530)	(269,797)	2.2
Imperial Brands PLC	(93,311)	(2,249,369)	18.4
Intertek Group PLC	(9,730)	(554,596)	4.6
JD Sports Fashion PLC	(481,280)	(713,707)	5.9
Legal & General Group PLC	(84,121)	(271,739)	2.2
Lloyds Banking Group PLC	(561,768)	(302,493)	2.5
Ocado Group PLC	(92,681)	(638,012)	5.2
Persimmon PLC	(186)	(3,441)	0.0
RELX PLC	(127,863)	(5,299,945)	43.4
Smith & Nephew PLC	(13,226)	(185,627)	1.5

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	(42,337)	$(5,343,731)	43.7%
St James’s Place PLC	(13,707)	(112,989)	0.9
Vistry Group PLC	(111,919)	(1,421,681)	11.6

		(26,626,010)

United States
10X Genomics, Inc., Class A	(4,484)	(186,848)	1.5
Agree Realty Corp.	(19,989)	(1,191,544)	9.7
Air Lease Corp., Class A	(6,779)	(283,430)	2.3
Airbnb, Inc., Class A	(11,652)	(1,679,519)	13.7
Albemarle Corp.	(9,695)	(1,112,404)	9.1
Alight, Inc., Class A	(41,434)	(369,591)	3.0
Alliant Energy Corp.	(10,884)	(529,615)	4.3
Americold Realty Trust, Inc.	(18,258)	(502,095)	4.1
Amkor Technology, Inc.	(28,556)	(904,083)	7.4
Antero Midstream Corp.	(1,856)	(22,717)	0.2
Aramark	(1,707)	(49,640)	0.4
Asana, Inc., Class A	(9,241)	(160,978)	1.3
Aspen Technology, Inc.	(2,190)	(420,458)	3.4
ATI, Inc.	(5,466)	(223,395)	1.8
Avantor, Inc.	(50,056)	(1,150,787)	9.4
Ball Corp.	(19,747)	(1,094,971)	9.0
Bath & Body Works, Inc.	(15,984)	(681,877)	5.6
Bill Holdings, Inc.	(5,925)	(462,446)	3.8
BJ’s Wholesale Club Holdings, Inc.	(30,761)	(1,979,163)	16.2
BorgWarner, Inc.	(12,420)	(421,038)	3.4
Boston Scientific Corp.	(26,772)	(1,693,597)	13.9
Braze, Inc., Class A	(855)	(46,213)	0.4
BWX Technologies, Inc.	(13,063)	(1,064,373)	8.7
Cboe Global Markets, Inc.	(858)	(157,743)	1.3
CF Industries Holdings, Inc.	(7,325)	(553,111)	4.5
Chart Industries, Inc.	(658)	(76,802)	0.6
Chesapeake Energy Corp.	(3,047)	(234,954)	1.9
Chord Energy Corp.	(9,733)	(1,496,546)	12.2
Churchill Downs, Inc.	(7,531)	(911,025)	7.5
Coinbase Global, Inc., Class A	(760)	(97,432)	0.8
Columbia Sportswear Co.	(2,681)	(212,496)	1.7
Core & Main, Inc., Class A	(2,404)	(99,309)	0.8
Corteva, Inc.	(30,517)	(1,387,913)	11.4
Coty, Inc., Class A	(9,642)	(116,475)	1.0
Crane Co.	(22,819)	(2,832,066)	23.2
Dollar Tree, Inc.	(9,453)	(1,234,751)	10.1
DoorDash, Inc., Class A	(3,681)	(383,560)	3.1
DoubleVerify Holdings, Inc.	(5,767)	(230,738)	1.9
Doximity, Inc., Class A	(51,516)	(1,388,356)	11.4
Duke Energy Corp.	(13,954)	(1,337,212)	10.9
Duolingo, Inc., Class A	(2,265)	(405,186)	3.3
Dutch Bros, Inc., Class A	(23,321)	(626,169)	5.1
Entegris, Inc.	(824)	(96,985)	0.8
Envista Holdings Corp.	(557)	(13,090)	0.1
Equifax, Inc.	(6,666)	(1,628,770)	13.3
Erie Indemnity Co., Class A	(1,092)	(377,646)	3.1
Eversource Energy	(598)	(32,424)	0.3
Exelon Corp.	(85,669)	(2,982,138)	24.4
Extra Space Storage, Inc.	(6,461)	(933,227)	7.6
Ferguson PLC	(13,711)	(2,574,701)	21.1
Fifth Third Bancorp	(17,803)	(609,575)	5.0
Freshworks, Inc., Class A	(6,792)	(150,782)	1.2
GE HealthCare, Inc.	(32,799)	(2,406,135)	19.7
Graphic Packaging Holding Co.	(143,648)	(3,664,460)	30.0

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Haleon PLC	(1,082,616)	$(4,417,225)	36.1%
Hasbro, Inc.	(40,125)	(1,964,119)	16.1
HB Fuller Co.	(45)	(3,410)	0.0
Healthcare Realty Trust, Inc.	(133,428)	(2,149,525)	17.6
HealthEquity, Inc.	(3,623)	(273,826)	2.2
Hexcel Corp.	(4,820)	(320,000)	2.6
Hyatt Hotels Corp., Class A	(11,597)	(1,488,707)	12.2
Immunovant, Inc.	(12,665)	(461,133)	3.8
Inari Medical, Inc.	(506)	(28,817)	0.2
Ingersoll Rand, Inc.	(28,933)	(2,310,589)	18.9
Interactive Brokers Group, Inc., Class A	(3,359)	(298,111)	2.4
International Flavors & Fragrances, Inc.	(20,289)	(1,636,917)	13.4
Interpublic Group of Cos., Inc.	(6,621)	(218,427)	1.8
Intra-Cellular Therapies, Inc.	(2,576)	(173,468)	1.4
Keurig Dr. Pepper, Inc.	(32,385)	(1,018,184)	8.3
L3Harris Technologies, Inc.	(18,560)	(3,868,275)	31.6
Laboratory Corp. of America Holdings	(7,357)	(1,635,461)	13.4
Lantheus Holdings, Inc.	(20,162)	(1,047,013)	8.6
MACOM Technology Solutions Holdings, Inc., Class H	(6,387)	(550,751)	4.5
Madison Square Garden Sports Corp., Class A	(902)	(166,960)	1.4
Markel Group, Inc.	(154)	(230,604)	1.9
MarketAxess Holdings, Inc.	(5,521)	(1,245,041)	10.2
Marriott International, Inc., Class A	(1,738)	(416,651)	3.4
Masimo Corp.	(6,187)	(797,752)	6.5
Matador Resources Co.	(17,499)	(960,520)	7.9
Mueller Industries, Inc.	(13,711)	(658,128)	5.4
Murphy Oil Corp.	(8,985)	(347,720)	2.8
National Storage Affiliates Trust	(51,177)	(1,911,461)	15.6
New Fortress Energy, Inc., Class A	(5,832)	(193,797)	1.6
New York Community Bancorp, Inc., Class A	(39,336)	(254,504)	2.1
Noble Corp. PLC	(67,202)	(2,965,624)	24.3
Omnicom Group, Inc.	(2,461)	(222,425)	1.8
Onto Innovation, Inc.	(9,826)	(1,586,899)	13.0
Option Care Health, Inc.	(7,500)	(234,300)	1.9
Organon & Co.	(32,455)	(540,376)	4.4
Parsons Corp.	(19,569)	(1,274,920)	10.4
PayPal Holdings, Inc.	(10,269)	(630,003)	5.2
Penumbra, Inc.	(1,905)	(480,422)	3.9
Permian Resources Corp., Class A	(105,428)	(1,421,169)	11.6
PG&E Corp.	(88,710)	(1,496,538)	12.2
Pinnacle Financial Partners, Inc.	(3,098)	(273,801)	2.2
Planet Fitness, Inc., Class A	(5,488)	(371,867)	3.0
Primerica, Inc.	(579)	(135,579)	1.1
Procore Technologies, Inc.	(1,707)	(121,863)	1.0
PTC, Inc.	(1,174)	(212,083)	1.7
Public Service Enterprise Group, Inc.	(31,516)	(1,827,613)	15.0
QIAGEN NV	(41,221)	(1,792,509)	14.7
Quest Diagnostics, Inc.	(3,119)	(400,573)	3.3
Rambus, Inc.	(5,705)	(390,964)	3.2
Range Resources Corp.	(933)	(27,094)	0.2
Raymond James Financial, Inc.	(16)	(1,763)	0.0
Regal Rexnord Corp.	(526)	(70,200)	0.6
RLI Corp.	(5,252)	(716,215)	5.9
Robinhood Markets, Inc., Class A	(24,844)	(266,825)	2.2
Roivant Sciences Ltd.	(3,330)	(33,300)	0.3
Ryman Hospitality Properties, Inc.	(12,063)	(1,325,724)	10.8
Samsara, Inc., Class A	(15,620)	(490,468)	4.0
Sanofi SA	(26,526)	(2,690,908)	22.0
SentinelOne, Inc., Class A	(2,367)	(63,436)	0.5
Shift4 Payments, Inc., Class A	(7,255)	(520,982)	4.3

Security	Shares	Value	% of Basket Value

United States (continued)
Shockwave Medical, Inc.	(8,403)	$(1,901,179)	15.6%
Simpson Manufacturing Co., Inc.	(18,863)	(3,414,014)	27.9
SoFi Technologies, Inc.	(18,539)	(145,160)	1.2
SolarEdge Technologies, Inc.	(20,010)	(1,330,665)	10.9
SouthState Corp.	(7,863)	(653,415)	5.3
SPS Commerce, Inc.	(3,000)	(551,400)	4.5
STAG Industrial, Inc.	(52,869)	(1,952,981)	16.0
Starwood Property Trust, Inc.	(50,226)	(1,021,095)	8.4
STERIS PLC	(1,301)	(284,854)	2.3
Surgery Partners, Inc.	(7,309)	(224,313)	1.8
SVB Financial Group	(216)	(15)	0.0
Take-Two Interactive Software, Inc.	(31,175)	(5,141,693)	42.1
Teledyne Technologies, Inc.	(8,850)	(3,703,460)	30.3
Teleflex, Inc.	(3,113)	(755,930)	6.2
Tenable Holdings, Inc.	(4,401)	(207,287)	1.7
TKO Group Holdings, Inc., Class A	(15,096)	(1,263,384)	10.3
Tradeweb Markets, Inc., Class A	(6,324)	(603,246)	4.9
United Rentals, Inc.	(361)	(225,769)	1.9
Valaris Ltd.	(18,251)	(1,129,189)	9.2
Valvoline, Inc.	(13,539)	(494,038)	4.0
Vaxcyte, Inc.	(4,056)	(289,680)	2.4
Veralto Corp.	(1,872)	(143,564)	1.2
Warner Music Group Corp., Class A	(5,574)	(203,395)	1.7
Webster Financial Corp.	(5,320)	(263,234)	2.2
Welltower, Inc.	(12,666)	(1,095,736)	9.0
Whirlpool Corp.	(1,130)	(123,758)	1.0
Wolfspeed, Inc.	(18,750)	(610,313)	5.0
Wyndham Hotels & Resorts, Inc.	(12,627)	(984,022)	8.1
Wynn Resorts Ltd.	(2,027)	(191,410)	1.6
XPO, Inc.	(13,735)	(1,173,518)	9.6
YETI Holdings, Inc.	(9,458)	(415,868)	3.4
Zebra Technologies Corp., Class A	(451)	(108,037)	0.9
ZoomInfo Technologies, Inc., CLass A	(13,997)	(224,512)	1.8

		(129,946,232)

Preferred Stocks

Germany
Sartorius AG	(1,224)	(451,976)	3.7
Volkswagen AG	(20,680)	(2,684,551)	21.9

Total Reference Entity — Short		(295,521,815)

Net Value of Reference Entity — UBS AG		$(12,225,128)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	123,177	$89,005	(2,403.6)%
Accent Group Ltd.	111,900	149,374	(4,033.9)
Alumina Ltd.	962,597	734,229	(19,827.9)
Austal Ltd.	69,164	93,118	(2,514.7)
Bega Cheese Ltd.	177,886	439,582	(11,871.0)
Boral Ltd.	146,204	511,472	(13,812.4)

79

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Challenger Ltd.	114,283	$492,050	(13,287.9)%
Downer EDI Ltd.	267,809	740,330	(19,992.7)
GrainCorp Ltd., Class A	38,928	207,372	(5,600.1)
Growthpoint Properties Australia Ltd.	108,559	172,171	(4,649.5)
NRW Holdings Ltd.	99,791	179,107	(4,836.8)
Pinnacle Investment Management Group Ltd.	4,595	30,766	(830.8)
Pro Medicus Ltd.	8,691	580,910	(15,687.5)
Regis Resources Ltd.	130,316	179,880	(4,857.7)
Ridley Corp. Ltd.	19,698	36,520	(986.2)
Silver Lake Resources Ltd.	454,367	362,899	(9,800.1)
SiteMinder Ltd.	22,935	79,648	(2,150.9)
Steadfast Group Ltd.	39,203	153,915	(4,156.5)
Technology One Ltd.	78,698	815,953	(22,034.9)
Ventia Services Group Pty Ltd.	131,512	286,244	(7,730.1)

		6,334,545

Austria
ANDRITZ AG	14,873	927,331	(25,042.7)
Kontron AG	6,358	149,453	(4,036.0)
Raiffeisen Bank International AG	32,952	696,543	(18,810.3)
UNIQA Insurance Group AG	12,197	103,663	(2,799.4)

		1,876,990

Belgium
Shurgard Self Storage Ltd.	3,046	143,115	(3,864.8)

Canada
AbCellera Biologics, Inc.	144,987	740,884	(20,007.7)
Advantage Energy Ltd.	2,110	13,856	(374.2)
Ag Growth International, Inc.	5,814	243,255	(6,569.1)
Artis Real Estate Investment Trust	12,729	61,696	(1,666.1)
Canfor Corp.	59,868	721,830	(19,493.1)
Centerra Gold, Inc.	38,801	204,822	(5,531.2)
Crombie Real Estate Investment Trust	13,197	133,525	(3,605.9)
Doman Building Materials Group Ltd.	10,741	62,777	(1,695.3)
Dye & Durham Ltd.	40,770	396,597	(10,710.1)
H&R Real Estate Investment Trust	18,744	137,458	(3,712.1)
Innergex Renewable Energy, Inc.	214,886	1,461,667	(39,472.5)
Interfor Corp.	59,348	918,995	(24,817.6)
Laurentian Bank of Canada	2,174	42,732	(1,154.0)
Major Drilling Group International, Inc.	14,114	87,224	(2,355.5)
Nexus Industrial REIT	8,505	51,016	(1,377.7)
North American Construction Group Ltd.	30,541	701,566	(18,945.9)
Obsidian Energy Ltd.	68,293	466,231	(12,590.6)
Silvercorp Metals, Inc.	6,191	14,704	(397.1)
Stelco Holdings, Inc.	16,335	522,225	(14,102.8)
Topaz Energy Corp.	7,202	104,236	(2,814.9)

		7,087,296

France
CGG SA	169,879	82,726	(2,234.0)
Cie Plastic Omnium SE	16,829	195,599	(5,282.2)
Clariane SE	23,265	59,526	(1,607.5)
Etablissements Maurel et Prom SA	55,325	330,431	(8,923.3)
ICADE	22,284	765,657	(20,676.7)

		1,433,939

Georgia
TBC Bank Group PLC	9,532	353,629	(9,549.8)

Germany
Auto1 Group SE	84,140	353,604	(9,549.1)
CompuGroup Medical SE & Co. KgaA	4,350	188,399	(5,087.7)

Security	Shares	Value	% of Basket Value

Germany (continued)
Deutsche Pfandbriefbank AG	13,234	$80,541	(2,175.0)%
Deutsche Wohnen SE	19,355	476,419	(12,865.8)
Duerr AG	17,736	410,785	(11,093.3)
Grand City Properties SA	60,013	587,196	(15,857.3)
METRO AG	48,983	332,303	(8,973.9)
SAF-Holland SE	19,627	321,138	(8,672.4)
Salzgitter AG	14,399	406,600	(10,980.3)
Suedzucker AG	30,681	438,807	(11,850.0)
TUI AG	178,433	1,246,462	(33,660.9)
Uniper SE	534	34,388	(928.7)
United Internet AG, Class N	35,213	936,312	(25,285.2)

		5,812,954

Hong Kong
Fortune Real Estate Investment Trust	53,000	30,328	(819.0)

Ireland
Glanbia PLC	58,129	1,051,911	(28,407.0)
Greencore Group PLC	319,050	415,243	(11,213.7)

		1,467,154

Israel
Kornit Digital Ltd.	3,382	57,866	(1,562.7)

Italy
Banca IFIS SpA	11,022	193,264	(5,219.1)
Brunello Cucinelli SpA	1,583	158,057	(4,268.4)
Buzzi SpA	19,816	681,958	(18,416.4)
Credito Emiliano SpA	10,398	95,763	(2,586.1)
De’ Longhi SpA	5,204	170,812	(4,612.8)
Hera SpA	184,902	659,436	(17,808.2)
Maire Tecnimont SpA	8,128	42,819	(1,156.3)
PRADA SpA	114,600	710,288	(19,181.4)
Sesa SpA	587	80,638	(2,177.6)
Unipol Gruppo SpA	65,718	411,148	(11,103.1)
Webuild SpA	437,329	931,769	(25,162.5)

		4,135,952

Japan
77 Bank Ltd.	12,300	298,630	(8,064.5)
Acom Co. Ltd.	28,000	72,378	(1,954.6)
Aisan Industry Co. Ltd.	45,800	431,226	(11,645.3)
Alfresa Holdings Corp.	79,600	1,314,319	(35,493.4)
Avex, Inc.	3,600	34,865	(941.5)
AZ-COM MARUWA Holdings, Inc.	20,200	210,064	(5,672.8)
BML, Inc.	11,000	214,670	(5,797.2)
Cellebrite Di Ltd.	77,934	704,523	(19,025.7)
Coca-Cola Bottlers Japan Holdings, Inc.	56,200	765,197	(20,664.2)
Create SD Holdings Co. Ltd.	1,800	39,029	(1,054.0)
Daiichikosho Co. Ltd.	28,200	390,166	(10,536.5)
Dentsu Soken, Inc.	7,800	294,240	(7,946.0)
Doutor Nichires Holdings Co. Ltd.	20,500	305,651	(8,254.1)
DTS Corp.	8,400	208,673	(5,635.2)
Eizo Corp.	1,600	55,777	(1,506.3)
Elematec Corp.	12,200	149,175	(4,028.5)
Financial Partners Group Co. Ltd.	8,700	100,743	(2,720.6)
FULLCAST Holdings Co. Ltd.	9,800	119,476	(3,226.5)
Furukawa Electric Co. Ltd.	21,500	394,385	(10,650.4)
Futaba Industrial Co. Ltd.	18,500	111,954	(3,023.3)
Glory Ltd.	29,900	623,378	(16,834.4)
Hanwa Co. Ltd.	2,600	95,995	(2,592.4)
Hazama Ando Corp.	9,700	79,087	(2,135.8)
Heiwa Real Estate Co. Ltd.	1,500	40,039	(1,081.3)

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Heiwado Co. Ltd.	9,700	$146,245	(3,949.4)%
Hioki EE Corp.	7,000	313,541	(8,467.2)
Inaba Denki Sangyo Co. Ltd.	2,200	53,073	(1,433.2)
Ishihara Sangyo Kaisha Ltd.	35,200	379,547	(10,249.7)
Itochu Enex Co. Ltd.	4,200	45,434	(1,227.0)
Japan Elevator Service Holdings Co. Ltd.	42,600	650,096	(17,555.9)
JTEKT Corp.	110,100	1,013,527	(27,370.4)
Kaken Pharmaceutical Co. Ltd.	22,100	526,543	(14,219.4)
Kandenko Co. Ltd.	13,100	135,919	(3,670.5)
Kaneka Corp.	3,600	88,387	(2,386.9)
Kato Sangyo Co. Ltd.	6,800	223,827	(6,044.5)
Kewpie Corp.	46,100	827,899	(22,357.5)
Kissei Pharmaceutical Co. Ltd.	2,200	47,443	(1,281.2)
Kitz Corp.	14,600	120,531	(3,255.0)
Kokuyo Co. Ltd.	52,100	843,655	(22,783.0)
Kyoritsu Maintenance Co. Ltd.	40,200	1,666,831	(45,013.0)
Mani, Inc.	17,200	239,077	(6,456.3)
Maxell Ltd.	21,700	240,578	(6,496.8)
Meidensha Corp.	4,500	81,409	(2,198.5)
MEITEC Group Holdings, Inc.	31,500	629,153	(16,990.4)
Micronics Japan Co. Ltd.	21,700	649,667	(17,544.3)
MIRAIT ONE Corp.	30,300	403,765	(10,903.7)
Mitsui Mining & Smelting Co. Ltd.	61,100	1,898,137	(51,259.4)
Modec, Inc.	26,500	417,518	(11,275.1)
Morinaga & Co. Ltd.	6,600	127,122	(3,433.0)
Nippon Light Metal Holdings Co. Ltd	26,600	330,804	(8,933.4)
Nisshinbo Holdings, Inc.	21,900	179,717	(4,853.3)
Nittetsu Mining Co. Ltd.	1,800	64,793	(1,749.7)
NOK Corp.	22,300	298,233	(8,053.8)
Noritz Corp.	29,200	310,512	(8,385.4)
NTN Corp.	761,900	1,400,081	(37,809.4)
Okinawa Cellular Telephone Co.	4,300	105,796	(2,857.0)
Onward Holdings Co. Ltd.	11,500	42,623	(1,151.0)
Optex Group Co. Ltd.	9,700	121,557	(3,282.7)
Prima Meat Packers Ltd.	17,600	290,608	(7,847.9)
Raito Kogyo Co. Ltd.	10,300	145,462	(3,928.2)
San-Ai Obbli Co. Ltd.	5,500	62,625	(1,691.2)
Sanki Engineering Co. Ltd.	15,900	205,892	(5,560.1)
Sato Holdings Corp.	14,500	215,249	(5,812.8)
Shibaura Machine Co. Ltd.	27,100	663,422	(17,915.8)
Shizuoka Gas Co. Ltd.	32,100	221,463	(5,980.6)
Sodick Co. Ltd.	79,700	386,058	(10,425.6)
Sohgo Security Services Co. Ltd.	116,200	640,237	(17,289.7)
Sumitomo Heavy Industries Ltd.	6,200	160,128	(4,324.3)
Tadano Ltd.	5,500	45,199	(1,220.6)
Taikisha Ltd.	8,500	254,002	(6,859.4)
Tokai Rika Co. Ltd.	25,300	403,654	(10,900.7)
Topcon Corp.	55,100	637,050	(17,203.6)
Towa Pharmaceutical Co. Ltd.	2,900	51,219	(1,383.2)
Toyo Seikan Group Holdings Ltd.	14,000	224,553	(6,064.1)
Toyoda Gosei Co. Ltd.	47,000	913,122	(24,659.0)
TS Tech Co. Ltd.	38,700	491,238	(13,266.0)
TSI Holdings Co. Ltd.	51,400	240,964	(6,507.3)
Tsubakimoto Chain Co.	4,800	140,084	(3,783.0)
Tv Tokyo Holdings Corp.	1,100	23,311	(629.5)
Wacom Co. Ltd.	148,400	689,870	(18,630.0)
YAMABIKO Corp.	17,500	197,823	(5,342.2)
Yamazen Corp.	31,300	268,531	(7,251.7)
Yaoko Co. Ltd.	6,300	366,998	(9,910.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Yokogawa Bridge Holdings Corp.	6,300	$123,029	(3,322.4)%
Yoshinoya Holdings Co. Ltd.	17,800	400,722	(10,821.6)
Yuasa Trading Co. Ltd.	6,200	208,530	(5,631.4)

		30,347,723

Netherlands
Eurocommercial Properties NV	7,428	168,733	(4,556.6)
Koninklijke BAM Groep NV	169,498	472,972	(12,772.7)
PostNL NV	191,928	282,860	(7,638.7)
TomTom NV	47,148	323,391	(8,733.2)

		1,247,956

Norway
Aker Solutions ASA	126,087	475,238	(12,833.9)
Elkem ASA	184,509	388,893	(10,502.1)
Odfjell Drilling Ltd.	59,068	222,303	(6,003.3)
Wallenius Wilhelmsen ASA	14,975	146,922	(3,967.6)

		1,233,356

Portugal
CTT-Correios de Portugal SA	51,428	206,747	(5,583.2)
Mota-Engil SGPS SA	81,840	474,904	(12,824.8)
Navigator Co SA	13,770	56,821	(1,534.5)
Sonae SGPS SA	545,491	534,290	(14,428.6)

		1,272,762

Singapore
BW LPG Ltd.	5,135	64,423	(1,739.8)

South Korea
Magnachip Semiconductor Corp.	4,778	31,200	(842.6)

Spain
Atlantica Sustainable Infrastructure PLC	57,219	1,097,460	(29,637.1)
Indra Sistemas SA	30,583	549,290	(14,833.6)
Merlin Properties Socimi SA	213,233	2,200,498	(59,424.7)
Obrascon Huarte Lain SA	600,897	266,834	(7,205.9)
Tecnicas Reunidas SA	11,357	95,804	(2,587.2)

		4,209,886

Sweden
Attendo AB	56	221	(6.0)
Loomis Ab, Class B	15,589	430,052	(11,613.6)
Modern Times Group MTG AB, Class B	8,202	63,282	(1,708.9)

		493,555

Switzerland
IWG PLC	99,131	235,884	(6,370.1)

United Kingdom
Balfour Beatty PLC	13,295	56,188	(1,517.4)
Breedon Group PLC	7,034	32,538	(878.7)
Capricorn Energy PLC	57,535	106,246	(2,869.2)
CVS Group PLC	11,151	239,548	(6,469.0)
Deliveroo PLC, Class A	422,997	632,813	(17,089.2)
Firstgroup PLC	75,797	160,306	(4,329.1)
Gamma Communications PLC	10,335	157,015	(4,240.2)
Investec PLC	125,322	819,519	(22,131.2)
J D Wetherspoon PLC	39,359	420,602	(11,358.4)
Jupiter Fund Management PLC	299,949	301,783	(8,149.7)
Kier Group PLC	12,481	20,292	(548.0)
Mitchells & Butlers PLC	84,420	279,545	(7,549.1)
Mitie Group PLC	290,329	382,037	(10,317.0)
Morgan Sindall Group PLC	3,492	100,656	(2,718.2)

81

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
NCC Group PLC	17,703	$27,312	(737.6)%
Nomad Foods Ltd.	18,301	329,235	(8,891.0)
OSB Group PLC	158,826	907,093	(24,496.2)
Playtech Plc	92,634	523,890	(14,147.7)
Redde Northgate PLC	55,460	250,582	(6,767.0)
S4 Capital PLC	169,508	94,922	(2,563.4)
Serco Group PLC	366,279	802,655	(21,675.8)
SThree PLC	9,668	50,234	(1,356.6)
TP ICAP Group PLC	182,661	434,643	(11,737.6)
Vesuvius PLC	35,063	212,002	(5,725.1)
Workspace Group PLC	12,943	85,512	(2,309.3)

		7,427,168

United States
1-800-Flowers.com, Inc., Class A	7,567	78,697	(2,125.2)
Accel Entertainment, Inc., Class A	23,277	238,589	(6,443.1)
Addus HomeCare Corp.	5,141	445,211	(12,023.0)
Albany International Corp., Class A	5,107	454,063	(12,262.0)
Allient, Inc.	5,016	139,746	(3,773.9)
Alpha & Omega Semiconductor Ltd.	4,151	106,515	(2,876.4)
American Assets Trust, Inc.	10,428	233,900	(6,316.5)
American Vanguard Corp.	58,232	635,893	(17,172.4)
American Woodmark Corp.	390	35,599	(961.4)
Anywhere Real Estate, Inc.	80,827	575,488	(15,541.1)
Apogee Enterprises, Inc.	11,666	616,081	(16,637.3)
Argan, Inc.	2,553	113,174	(3,056.3)
AssetMark Financial Holdings, Inc.	1,544	47,354	(1,278.8)
Atea Pharmaceuticals, Inc.	6,608	27,489	(742.3)
AtriCure, Inc.	1,275	43,427	(1,172.7)
Banc of California, Inc.	71,326	982,872	(26,542.6)
Beazer Homes USA, Inc.	1,029	32,671	(882.3)
Benchmark Electronics, Inc.	6,551	177,663	(4,797.8)
Berry Corp.	54,696	367,010	(9,911.2)
BigCommerce Holdings, Inc., Series-1	7,632	62,430	(1,685.9)
BlueLinx Holdings, Inc.	12,929	1,491,231	(40,270.9)
Brightsphere Investment Group, Inc.	10,544	233,233	(6,298.5)
Capitol Federal Financial, Inc.	14,182	89,914	(2,428.1)
Cars.com, Inc.	5,995	104,493	(2,821.8)
Castle Biosciences, Inc.	8,936	206,243	(5,569.6)
Central Garden & Pet Co., Class A	3,104	128,133	(3,460.2)
Century Communities, Inc.	480	41,616	(1,123.8)
Cerence, Inc.	6,054	121,201	(3,273.0)
Chegg, Inc.	167,709	1,651,934	(44,610.7)
Clean Energy Fuels Corp.	5,500	16,225	(438.2)
CommVault Systems, Inc.	12,294	1,127,114	(30,437.9)
Comstock Resources, Inc.	82,896	647,418	(17,483.6)
ConnectOne Bancorp, Inc.	7,861	179,545	(4,848.6)
Corcept Therapeutics, Inc.	21,168	446,645	(12,061.7)
Coursera, Inc.	13,800	264,132	(7,132.9)
CS Disco, Inc.	7,144	58,438	(1,578.1)
CSG Systems International, Inc.	17,688	889,883	(24,031.4)
Customers Bancorp, Inc.	4,024	215,043	(5,807.3)
Dana, Inc.	66,301	899,042	(24,278.7)
Delek U.S. Holdings, Inc.	27,623	746,650	(20,163.4)
Deluxe Corp.	10,270	194,206	(5,244.6)
Digital Turbine, Inc.	17,261	93,037	(2,512.5)
Dime Community Bancshares, Inc.	14,413	328,761	(8,878.2)
DXP Enterprises, Inc.	13,481	434,358	(11,729.9)
Eagle Bancorp, Inc.	18,293	453,483	(12,246.4)
El Pollo Loco Holdings, Inc.	7,000	64,820	(1,750.5)
Encore Wire Corp.	3,174	715,737	(19,328.6)

Security	Shares	Value	% of Basket Value

United States (continued)
EnerSys	4,898	$468,102	(12,641.2)%
Everbridge, Inc.	3,965	88,657	(2,394.2)
Everi Holdings, Inc.	29,235	304,336	(8,218.6)
eXp World Holdings, Inc.	36,313	449,555	(12,140.3)
EZCORP, Inc., Class A	29,064	249,950	(6,749.9)
Forward Air Corp.	2,823	125,144	(3,379.5)
Franklin Covey Co.	2,671	108,015	(2,917.0)
Frontdoor, Inc.	13,737	450,024	(12,153.0)
Fulgent Genetics, Inc.	9,256	227,605	(6,146.5)
G-III Apparel Group Ltd.	36,773	1,106,500	(29,881.2)
Global Industrial Co.	4,358	185,346	(5,005.3)
GQG Partners, Inc., CDI	353,008	438,441	(11,840.2)
Group 1 Automotive, Inc.	2,462	640,268	(17,290.5)
Guess?, Inc.	34,724	775,734	(20,948.8)
Hackett Group, Inc.	721	16,670	(450.2)
Health Catalyst, Inc.	22,257	217,451	(5,872.3)
Healthcare Services Group, Inc.	23,546	222,274	(6,002.5)
HealthStream, Inc.	9,757	259,731	(7,014.1)
Heidrick & Struggles International, Inc.	24,113	722,667	(19,515.7)
Helen of Troy Ltd.	1,021	116,904	(3,157.0)
Heritage Financial Corp.	4,034	81,285	(2,195.1)
Hims & Hers Health, Inc., Class A	15,843	135,933	(3,670.9)
Hope Bancorp, Inc.	4,581	50,757	(1,370.7)
Horizon Bancorp, Inc.	1,514	19,849	(536.0)
Hudson Pacific Properties, Inc.	38,121	312,211	(8,431.3)
Huron Consulting Group, Inc.	564	58,391	(1,576.9)
Hyster-Yale Materials Handling, Inc., Class A	723	47,516	(1,283.2)
IES Holdings, Inc.	303	24,834	(670.6)
Independent Bank Corp.	5,939	151,088	(4,080.1)
Infinera Corp.	56,400	278,616	(7,524.1)
Innoviva, Inc.	61,017	988,475	(26,693.9)
Integral Ad Science Holding Corp.	8,134	118,350	(3,196.1)
Inter Parfums, Inc.	344	47,868	(1,292.7)
Itron, Inc.	19,750	1,424,765	(38,476.0)
Janus International Group, Inc.	7,753	109,705	(2,962.6)
JELD-WEN Holding, Inc.	14,630	272,118	(7,348.6)
JetBlue Airways Corp.	42,696	226,716	(6,122.5)
Kimball Electronics, Inc.	3,655	86,916	(2,347.2)
Kodiak Gas Services, Inc.	5,859	137,218	(3,705.6)
LendingClub Corp.	9,694	87,440	(2,361.3)
Liquidity Services, Inc.	1,045	18,235	(492.4)
LivaNova PLC	6,904	336,087	(9,076.1)
Lovesac Co.	18,614	431,100	(11,641.9)
M/I Homes, Inc.	3,402	433,483	(11,706.3)
Manitowoc Co., Inc.	50,199	808,204	(21,825.7)
MaxLinear, Inc.	81,641	1,699,766	(45,902.4)
Methode Electronics, Inc.	39,662	823,383	(22,235.6)
Midland States Bancorp, Inc.	5,068	133,086	(3,594.0)
Minerals Technologies, Inc.	5,303	346,551	(9,358.7)
Model N, Inc.	18,648	502,564	(13,571.8)
N-able, Inc.	43,557	565,370	(15,267.9)
NETGEAR, Inc.	49,429	701,892	(18,954.7)
NexPoint Residential Trust, Inc.	1,664	50,835	(1,372.8)
NMI Holdings, Inc., Class A	10,074	321,562	(8,683.8)
Novocure Ltd.	45,315	630,785	(17,034.4)
OceanFirst Financial Corp.	5,453	93,955	(2,537.3)
ON24, Inc.	54,676	418,271	(11,295.5)
Palomar Holdings, Inc.	3,296	197,332	(5,329.0)
Pegasystems, Inc.	541	26,368	(712.1)
Pennant Group, Inc.	2,925	43,904	(1,185.6)
Perella Weinberg Partners, Class A	9,368	110,074	(2,972.6)

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Playtika Holding Corp.	13,360	$96,459	(2,604.9)%
PRA Group, Inc.	11,358	258,622	(6,984.1)
Premier Financial Corp.	29,555	617,404	(16,673.1)
Primoris Services Corp.	7,280	238,784	(6,448.4)
PROG Holdings, Inc.	8,571	262,615	(7,092.0)
Progress Software Corp.	9,583	544,410	(14,701.9)
Redfin Corp.	21,428	174,852	(4,721.9)
REV Group, Inc.	5,241	102,304	(2,762.7)
REX American Resources Corp.	10,856	449,330	(12,134.2)
RHI Magnesita NV	6,027	257,904	(6,964.7)
Riskified Ltd., Class A	17,911	82,211	(2,220.1)
Ryerson Holding Corp.	7,471	256,405	(6,924.2)
Sandy Spring Bancorp, Inc.	12,406	302,458	(8,167.9)
SEMrush Holdings, Inc., Class A	18,883	217,910	(5,884.7)
SI-BONE, Inc.	6,823	137,893	(3,723.8)
Silk Road Medical, Inc.	12,928	195,601	(5,282.2)
Sims Ltd.	53,589	509,302	(13,753.8)
SolarWinds Corp.	3,614	42,717	(1,153.6)
Southside Bancshares, Inc.	9,591	300,198	(8,106.9)
Supernus Pharmaceuticals, Inc.	6,599	182,660	(4,932.8)
Tennant Co.	1,012	95,654	(2,583.1)
Titan Machinery, Inc.	855	22,854	(617.2)
TTEC Holdings, Inc.	8,165	166,403	(4,493.7)
TTM Technologies, Inc.	41,453	576,611	(15,571.5)
Tutor Perini Corp.	4,735	42,426	(1,145.7)
Univest Financial Corp.	3,807	80,861	(2,183.7)
Upbound Group, Inc.	3,450	114,540	(3,093.2)
Upwork, Inc.	16,951	232,398	(6,275.9)
Varex Imaging Corp.	18,892	364,049	(9,831.2)
Verint Systems, Inc.	18,348	544,752	(14,711.1)
Viad Corp.	4,182	138,257	(3,733.6)
Vicor Corp.	4,301	162,019	(4,375.3)
Vishay Precision Group, Inc.	488	15,557	(420.1)
Vital Farms, Inc.	33,838	486,590	(13,140.4)
Vizio Holding Corp., Class A	2,065	14,455	(390.4)
World Kinect Corp.	19,328	436,233	(11,780.5)
Yext, Inc.	2,182	12,939	(349.4)
Zeta Global Holdings Corp., Class A	14,099	136,478	(3,685.6)
ZipRecruiter, Inc., Class A	20,718	288,395	(7,788.1)
Zumiez, Inc.	4,875	83,704	(2,260.4)
Zuora, Inc., Class A	65,787	601,293	(16,238.0)

		47,629,146

Preferred Stocks

Germany
Schaeffler AG	34,072	218,108	(5,890.0)

Total Reference Entity — Long		123,144,935

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(2,614)	(57,997)	1,566.2
Boss Energy Ltd.	(12,988)	(47,713)	1,288.5
Champion Iron Ltd.	(83,683)	(466,022)	12,585.0
Corporate Travel Management Ltd.	(26,125)	(350,773)	9,472.7
EVT Ltd.	(23,814)	(197,166)	5,324.5
GUD Holdings Ltd.	(5,339)	(43,004)	1,161.3
HMC Capital Ltd.	(1,977)	(7,953)	214.8
Kelsian Group Ltd.	(17,430)	(82,254)	2,221.3

Security	Shares	Value	% of Basket Value

Australia (continued)
PEXA Group Ltd.	(1,954)	$(14,814)	400.1%
Sayona Mining Ltd.	(706,590)	(18,512)	499.9
Silex Systems Ltd.	(7,555)	(25,578)	690.7
Stanmore Resources Ltd.	(66,022)	(171,161)	4,622.2

		(1,482,947)

Belgium
Azelis Group NV	(48,961)	(1,022,878)	27,623.0
Cofinimmo SA	(25,435)	(1,869,394)	50,483.2
VGP NV	(5,446)	(647,451)	17,484.5

		(3,539,723)

Canada
Encore Energy Corp.	(5,740)	(26,257)	709.1
Skeena Resources Ltd.	(20,266)	(92,078)	2,486.6
Triple Flag Precious Metals Corp.	(9,910)	(127,122)	3,432.9

		(245,457)

Cayman Islands
Consolidated Water Co. Ltd., Ordinary Shares	(4,240)	(135,383)	3,656.0

Costa Rica
Establishment Labs Holdings, Inc.	(15,017)	(578,155)	15,613.1

Denmark
ALK-Abello A/S, Class B	(113,216)	(1,837,204)	49,613.9
Chemometec A/S	(6,172)	(338,006)	9,127.9
FLSmidth & Co. A/S	(8,660)	(359,559)	9,709.9
Matas A/S	(18,481)	(335,520)	9,060.8
Ringkjoebing Landbobank A/S	(9,544)	(1,556,016)	42,020.4
Royal Unibrew A/S	(19,862)	(1,317,459)	35,578.1
Scandinavian Tobacco Group A/S	(4,830)	(87,719)	2,368.9
Topdanmark A/S	(15,570)	(699,407)	18,887.6

		(6,530,890)

Faeroe Islands
Bakkafrost P/F	(3,781)	(214,189)	5,784.2

France
Euroapi SA	(4,523)	(30,605)	826.5
Neoen SA	(30,451)	(892,435)	24,100.3
Verallia SA	(4,548)	(162,489)	4,388.1

		(1,085,529)

Germany
Eckert & Ziegler Strahlen- und Medizintechnik AG	(4,010)	(201,847)	5,450.9
Fraport AG Frankfurt Airport Services Worldwide	(5,099)	(303,280)	8,190.1
Hensoldt AG	(2,262)	(68,783)	1,857.5
Mercer International, Inc.	(11,301)	(95,606)	2,581.9
Schott Pharma AG & Co. KGaA	(3,169)	(124,829)	3,371.0
Sixt SE	(7,451)	(736,271)	19,883.1

		(1,530,616)

Ghana
Tullow Oil PLC	(154,769)	(60,942)	1,645.7

Indonesia
Nickel Industries Ltd.	(551,210)	(285,987)	7,723.1

Ireland
Ardmore Shipping Corp.	(29,622)	(490,837)	13,255.1

83

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy
Eurogroup Laminations SpA	(15,862)	$(52,475)	1,417.1%
Industrie De Nora SpA	(8,309)	(132,464)	3,577.2
Salvatore Ferragamo SpA	(12,042)	(155,555)	4,200.8

		(340,494)

Japan
Advance Residence Investment Corp.	(176)	(391,311)	10,567.4
Aeon Fantasy Co. Ltd.	(11,000)	(188,143)	5,080.8
Aichi Financial Group, Inc.	(7,200)	(128,275)	3,464.1
Anycolor, Inc.	(10,600)	(271,215)	7,324.2
AOKI Holdings, Inc.	(8,900)	(71,524)	1,931.5
Ariake Japan Co. Ltd.	(7,800)	(252,488)	6,818.5
Asahi Yukizai Corp.	(4,000)	(112,290)	3,032.4
Atom Corp.	(4,400)	(28,223)	762.2
Base Co. Ltd.	(8,600)	(192,130)	5,188.5
C Uyemura & Co. Ltd.	(5,700)	(436,682)	11,792.7
Chikaranomoto Holdings Co. Ltd.	(10,969)	(108,109)	2,919.5
Chiyoda Corp.	(648,500)	(1,501,459)	40,547.1
Chubu Steel Plate Co. Ltd.	(300)	(5,085)	137.3
Comforia Residential REIT, Inc.	(46)	(97,343)	2,628.8
Cover Corp.	(89,796)	(1,725,182)	46,588.8
CUC, Inc.	(25,000)	(453,997)	12,260.2
CYBERDYNE, Inc.	(411,200)	(577,660)	15,599.8
Daiei Kankyo Co. Ltd.	(32,300)	(554,917)	14,985.6
Daikoku Denki Co. Ltd.	(15,600)	(397,065)	10,722.8
Daiwa Office Investment Corp.	(66)	(284,247)	7,676.1
DeNA Co. Ltd.	(5,700)	(58,120)	1,569.5
Descente Ltd.	(24,100)	(562,658)	15,194.6
Enplas Corp.	(11,000)	(902,729)	24,378.3
FP Partner, Inc.	(3,200)	(133,916)	3,616.4
Fuji Media Holdings, Inc.	(82,400)	(985,420)	26,611.4
Fujio Food Group, Inc.	(22,100)	(221,821)	5,990.3
Fujita Kanko, Inc.	(700)	(31,770)	857.9
Fukuyama Transporting Co. Ltd.	(17,300)	(483,359)	13,053.2
Fuso Chemical Co. Ltd.	(10,600)	(301,595)	8,144.6
Future Corp.	(6,300)	(75,522)	2,039.5
GMO Financial Holdings, Inc.	(87,300)	(450,093)	12,154.8
Godo Steel Ltd.	(100)	(3,530)	95.3
gremz, Inc.	(35,600)	(514,921)	13,905.5
GungHo Online Entertainment, Inc.	(25,400)	(431,011)	11,639.5
Hakuto Co. Ltd.	(2,900)	(121,188)	3,272.7
Hankyu Hanshin REIT, Inc.	(194)	(193,871)	5,235.5
Hirata Corp.	(500)	(23,088)	623.5
HIS Co. Ltd.	(22,400)	(274,779)	7,420.4
Hokuetsu Corp.	(25,400)	(242,416)	6,546.5
Iino Kaiun Kaisha Ltd.	(67,600)	(596,242)	16,101.6
I-NE Co. Ltd.	(9,100)	(153,020)	4,132.3
J Trust Co. Ltd.	(33,500)	(109,470)	2,956.2
Japan Aviation Electronics Industry Ltd.	(31,300)	(544,562)	14,706.0
Japan Material Co. Ltd.	(12,200)	(208,176)	5,621.8
Japan Prime Realty Investment Corp.	(76)	(183,734)	4,961.8
Japan Wool Textile Co. Ltd.	(53,600)	(545,643)	14,735.2
Kanto Denka Kogyo Co. Ltd.	(52,900)	(319,521)	8,628.7
Kasumigaseki Capital Co. Ltd.	(600)	(51,237)	1,383.7
KeePer Technical Laboratory Co. Ltd.	(2,800)	(124,798)	3,370.2
Keihan Holdings Co. Ltd.	(13,200)	(325,174)	8,781.4
KH Neochem Co. Ltd.	(1,800)	(28,326)	764.9
Komehyo Holdings Co. Ltd.	(3,000)	(90,630)	2,447.5
Kosaido Holdings Co. Ltd.	(82,700)	(423,823)	11,445.4
Krosaki Harima Corp.	(2,200)	(185,434)	5,007.7
Kumiai Chemical Industry Co. Ltd.	(9,900)	(57,323)	1,548.0

Security	Shares	Value	% of Basket Value

Japan (continued)
KYB Corp.	(2,000)	$(70,012)	1,890.7%
M&A Research Institute Holdings, Inc.	(41,900)	(1,503,147)	40,592.7
MEC Co. Ltd.	(3,000)	(91,629)	2,474.4
Mitsuboshi Belting Ltd.	(2,900)	(97,157)	2,623.7
Mori Hills REIT Investment Corp.	(200)	(187,965)	5,076.0
Morinaga Milk Industry Co. Ltd.	(10,000)	(206,626)	5,580.0
m-up Holdings, Inc.	(17,300)	(118,198)	3,191.9
Musashino Bank Ltd.	(5,100)	(96,978)	2,618.9
Namura Shipbuilding Co. Ltd.	(105,662)	(1,009,011)	27,248.5
Nanto Bank Ltd.	(1,800)	(32,855)	887.3
Nihon Kohden Corp.	(18,900)	(581,666)	15,708.0
Nikkiso Co. Ltd.	(9,100)	(67,422)	1,820.7
Nikkon Holdings Co. Ltd.	(7,900)	(171,338)	4,627.0
Nippon Pillar Packing Co. Ltd.	(1,300)	(43,127)	1,164.6
Nippon REIT Investment Corp.	(10)	(23,378)	631.3
Nippon Yakin Kogyo Co. Ltd.	(24,400)	(792,841)	21,410.8
Nishimatsu Construction Co. Ltd.	(1,200)	(33,304)	899.4
Nomura Micro Science Co. Ltd.	(3,700)	(347,086)	9,373.1
One REIT, Inc.	(17)	(31,562)	852.3
Orient Corp.	(51,900)	(395,421)	10,678.4
OSAKA Titanium Technologies Co. Ltd.	(34,481)	(658,240)	17,775.9
OSG Corp.	(40,000)	(549,790)	14,847.1
Outsourcing Inc.	(130,000)	(1,530,765)	41,338.5
Piolax, Inc.	(19,500)	(333,395)	9,003.4
Rengo Co. Ltd.	(30,000)	(196,430)	5,304.6
Roland Corp.	(5,900)	(197,873)	5,343.6
Ryosan Co. Ltd.	(1,800)	(59,895)	1,617.5
Sangetsu Corp.	(32,600)	(725,108)	19,581.6
SBI Sumishin Net Bank Ltd.	(1,800)	(20,925)	565.1
Senshu Ikeda Holdings, Inc.	(33,800)	(79,029)	2,134.2
Septeni Holdings Co. Ltd.	(60,900)	(205,778)	5,557.1
Shiga Bank Ltd.	(14,500)	(363,749)	9,823.1
Shin Nippon Biomedical Laboratories Ltd.	(20,000)	(234,280)	6,326.8
Shoei Co. Ltd.	(5,700)	(76,882)	2,076.2
SKY Perfect JSAT Holdings, Inc.	(112,800)	(599,126)	16,179.5
Sosei Group Corp.	(14,700)	(142,525)	3,848.9
Sotetsu Holdings, Inc.	(17,500)	(323,945)	8,748.2
SRE Holdings Corp.	(22,800)	(518,557)	14,003.7
Star Asia Investment Corp.	(72)	(28,508)	769.9
Star Micronics Co. Ltd.	(29,200)	(351,831)	9,501.2
SUNWELS Co. Ltd.	(8,800)	(138,745)	3,746.8
T Hasegawa Co. Ltd.	(500)	(11,326)	305.9
Takara Holdings, Inc.	(50,800)	(433,980)	11,719.7
Tama Home Co. Ltd.	(43,600)	(1,212,661)	32,748.1
Tocalo Co. Ltd.	(37,500)	(402,615)	10,872.7
Toei Animation Co. Ltd.	(2,000)	(270,096)	7,294.0
Tokyo Kiraboshi Financial Group, Inc.	(22,500)	(664,255)	17,938.3
Tokyo Steel Manufacturing Co. Ltd.	(51,300)	(625,669)	16,896.3
Toyo Gosei Co. Ltd.	(4,100)	(241,974)	6,534.5
Tri Chemical Laboratories, Inc.	(17,600)	(438,258)	11,835.2
TRYT, Inc.	(78,300)	(325,543)	8,791.3
Valqua Ltd.	(2,700)	(82,850)	2,237.4
Workman Co. Ltd.	(83,000)	(2,393,309)	64,631.6
W-Scope Corp.	(16,600)	(86,685)	2,340.9
YA-MAN Ltd.	(40,400)	(280,211)	7,567.1
Yodogawa Steel Works Ltd.	(9,600)	(255,336)	6,895.4
Yonex Co. Ltd.	(39,400)	(323,485)	8,735.8

		(39,020,617)
Luxembourg
Suse S.A	(772)	(9,086)	245.4

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands
Alfen NV	(611)	$(37,449)	1,011.3%
AMG Critical Materials NV	(17,441)	(375,391)	10,137.5
Corbion NV, Class C	(7,583)	(148,846)	4,019.6
Flow Traders Ltd.	(7,368)	(134,184)	3,623.7
TKH Group NV	(7,116)	(290,360)	7,841.2

		(986,230)

New Zealand
Ryman Healthcare Ltd.	(192,606)	(678,336)	18,318.6

Norway
MPC Container Ships ASA	(376,863)	(574,438)	15,512.8

Portugal
Greenvolt-Energias Renovaveis SA	(75,729)	(661,872)	17,873.9

Puerto Rico
Liberty Latin America Ltd., Class C	(12,275)	(87,398)	2,360.2

Singapore
AEM Holdings Ltd.	(22,600)	(45,280)	1,222.8
Kenon Holdings Ltd./Singapore	(2,320)	(55,627)	1,502.2
SATS Ltd.	(115,200)	(236,699)	6,392.1

		(337,606)

Spain
Faes Farma SA	(22,958)	(76,489)	2,065.6
Sacyr SA	(77,526)	(259,110)	6,997.3
Vidrala SA	(7,478)	(759,410)	20,508.0
Viscofan SA	(6,150)	(365,020)	9,857.4

		(1,460,029)

Sweden
Addnode Group AB, Class B	(6,319)	(57,016)	1,539.7
Dometic Group AB	(77,189)	(619,476)	16,729.0
Hexatronic Group AB	(47,467)	(100,431)	2,712.1
Hms Networks Ab	(2,455)	(108,956)	2,942.4
Paradox Interactive AB	(7,568)	(149,493)	4,037.1
Stillfront Group AB	(27,180)	(28,404)	767.1

		(1,063,776)

Switzerland
Garrett Motion, Inc.	(22,953)	(197,166)	5,324.5

United Kingdom
Auction Technology Group PLC	(370)	(2,565)	69.3
Global Ship Lease, Inc., Class A	(7,512)	(160,907)	4,345.3
Ibstock PLC	(24,621)	(48,058)	1,297.8
Moonpig Group PLC	(13,438)	(28,554)	771.1
Next 15 Group PLC	(2,192)	(25,516)	689.1
Renishaw PLC	(3,774)	(167,641)	4,527.2
Softcat PLC	(1,893)	(34,827)	940.5
Trainline PLC	(18,358)	(77,180)	2,084.2
Victrex PLC	(15,519)	(269,267)	7,271.6

		(814,515)

United States
Adeia, Inc.	(6,895)	(83,705)	2,260.5
ADTRAN Holdings, Inc.	(19,739)	(123,665)	3,339.6
Aehr Test Systems	(15,947)	(236,813)	6,395.2
AerSale Corp.	(17,851)	(166,014)	4,483.2
Agiliti, Inc.	(1,533)	(10,869)	293.5
Altair Engineering, Inc., Class A	(3,978)	(338,210)	9,133.4
AMC Networks, Inc., Class A	(2,344)	(42,403)	1,145.1
America’s Car-Mart, Inc.	(216)	(13,152)	355.2

Security	Shares	Value	% of Basket Value

United States (continued)
Anterix, Inc.	(6,321)	$(188,492)	5,090.3%
Apollo Commercial Real Estate Finance, Inc.	(16,952)	(189,184)	5,108.9
Applied Digital Corp.	(98,622)	(506,917)	13,689.4
Ares Commercial Real Estate Corp.	(15,736)	(149,649)	4,041.3
Artesian Resources Corp., Class A	(4,121)	(150,417)	4,062.0
Assured Guaranty Ltd.	(6,047)	(490,593)	13,248.5
Astronics Corp.	(4,657)	(78,750)	2,126.7
Atlas Energy Solutions, Inc.	(4,512)	(78,373)	2,116.5
Atrion Corp.	(57)	(19,380)	523.4
Balchem Corp.	(6,271)	(878,943)	23,736.0
Bank First Corp.	(522)	(44,078)	1,190.3
BGC Group, Inc., Class A	(175,323)	(1,237,780)	33,426.4
Bloomin’ Brands, Inc.	(12,254)	(326,202)	8,809.1
Boston Omaha Corp., Class A	(13,322)	(206,358)	5,572.7
BRP Group, Inc., Class A	(72,002)	(1,615,725)	43,632.9
Burford Capital Ltd.	(17,403)	(261,741)	7,068.4
California Water Service Group	(20,204)	(914,635)	24,699.8
Cambridge Bancorp	(5,950)	(408,111)	11,021.1
Casella Waste Systems, Inc., Class A	(14,548)	(1,241,526)	33,527.6
Cass Information Systems, Inc.	(1,724)	(74,408)	2,009.4
Cathay General Bancorp	(30,475)	(1,254,656)	33,882.2
CCC Intelligent Solutions Holdings, Inc.	(1,111)	(12,210)	329.7
Centrus Energy Corp., Class A	(4,378)	(219,863)	5,937.4
Certara, Inc.	(52,989)	(856,302)	23,124.5
Claros Mortgage Trust, Inc.	(4,808)	(56,446)	1,524.3
Cleanspark, Inc.	(48,911)	(393,734)	10,632.8
Clearfield, Inc.	(33,942)	(854,999)	23,089.4
CNB Financial Corp.	(852)	(18,190)	491.2
Coastal Financial Corp.	(7,689)	(306,791)	8,284.9
Collegium Pharmaceutical, Inc.	(30,497)	(1,005,181)	27,145.0
Columbia Financial, Inc.	(14,006)	(251,828)	6,800.6
Conduent, Inc.	(15,440)	(55,584)	1,501.1
Consensus Cloud Solutions, Inc.	(19,826)	(431,017)	11,639.7
Crescent Energy Co., Class A	(38,441)	(424,773)	11,471.1
CTS Corp.	(16,791)	(689,439)	18,618.4
Cytek Biosciences, Inc.	(7,602)	(57,395)	1,550.0
Definitive Healthcare Corp., Class A	(21,764)	(184,994)	4,995.8
Diamond Hill Investment Group, Inc., Class A	(189)	(30,151)	814.2
DiamondRock Hospitality Co.	(77,031)	(704,063)	19,013.3
Dine Brands Global, Inc.	(12,616)	(588,536)	15,893.5
Distribution Solutions Group, Inc.	(7,559)	(241,283)	6,515.9
DocGo, Inc.	(10,499)	(38,846)	1,049.0
Domo, Inc., Class B	(10,276)	(111,700)	3,016.5
Dorman Products, Inc.	(9,224)	(750,926)	20,278.9
Easterly Government Properties, Inc.	(13,637)	(167,462)	4,522.3
Eastman Kodak Co.	(126,890)	(437,771)	11,822.1
Ecovyst, Inc.	(43,367)	(401,578)	10,844.7
Embecta Corp.	(28,870)	(494,832)	13,363.0
Encore Capital Group, Inc.	(2,151)	(107,722)	2,909.0
Enfusion, Inc., Class A	(50,983)	(402,766)	10,876.7
Enhabit, Inc.	(7,025)	(70,882)	1,914.2
Enpro, Inc.	(1,307)	(195,240)	5,272.5
European Wax Center, Inc., Class A	(55,218)	(819,435)	22,129.0
Evolus, Inc.	(14,239)	(180,693)	4,879.6
Excelerate Energy, Inc., Class A	(29,653)	(454,284)	12,268.0
F&G Annuities & Life, Inc.	(6,009)	(269,444)	7,276.4
Farmland Partners, Inc.	(13,496)	(151,425)	4,089.3
First Advantage Corp.	(10,023)	(164,077)	4,430.9
First Bancorp/Southern Pines NC	(1,498)	(51,771)	1,398.1
First Bancshares, Inc.	(7,058)	(179,485)	4,847.0
First Commonwealth Financial Corp.	(78,131)	(1,094,615)	29,560.2

85

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
First Community Bankshares, Inc.	(2,811)	$(96,361)	2,602.2%
First Merchants Corp.	(973)	(32,897)	888.4
Four Corners Property Trust, Inc.	(1,247)	(29,192)	788.3
GCM Grosvenor, Inc., Class A	(3,591)	(31,206)	842.7
GEO Group, Inc.	(11,978)	(133,195)	3,596.9
German American Bancorp, Inc.	(2,856)	(94,619)	2,555.2
Gladstone Land Corp.	(15,931)	(225,583)	6,091.9
Global Medical REIT, Inc.	(8,891)	(89,888)	2,427.4
Great Southern Bancorp, Inc.	(2,853)	(148,613)	4,013.3
Grid Dynamics Holdings, Inc., Class A	(25,156)	(328,286)	8,865.4
Harrow, Inc.	(1,681)	(16,020)	432.6
Haynes International, Inc.	(5,415)	(301,453)	8,140.8
HighPeak Energy, Inc.	(5,280)	(72,072)	1,946.3
Hillman Solutions Corp.	(85,820)	(754,358)	20,371.5
Hilltop Holdings, Inc.	(14,040)	(442,120)	11,939.5
Home BancShares, Inc.	(12,008)	(281,468)	7,601.1
Ichor Holdings Ltd.	(6,049)	(218,974)	5,913.4
International Bancshares Corp.	(15,655)	(827,523)	22,347.4
Intrepid Potash, Inc.	(1,349)	(24,822)	670.3
iRhythm Technologies, Inc.	(3,904)	(467,621)	12,628.2
Jack in the Box, Inc.	(12,883)	(1,004,488)	27,126.3
Jackson Financial, Inc., Class A	(5,949)	(297,866)	8,043.9
John Bean Technologies Corp.	(3,317)	(327,587)	8,846.5
Leslie’s, Inc.	(63,310)	(424,810)	11,472.1
Liberty Media Corp.-Liberty Live, Class C	(11,622)	(433,152)	11,697.3
Life Time Group Holdings, Inc.	(8,701)	(115,723)	3,125.1
Lightwave Logic, Inc.	(6,477)	(27,916)	753.9
Lindblad Expeditions Holdings, Inc.	(18,520)	(171,125)	4,621.3
Madison Square Garden Entertainment Corp.	(411)	(13,703)	370.1
Maravai LifeSciences Holdings, Inc., Class A	(41,632)	(241,466)	6,520.8
MaxCyte, Inc.	(13,154)	(66,954)	1,808.1
MediaAlpha, Inc., Class A	(10,851)	(138,350)	3,736.2
MeridianLink, Inc.	(8,513)	(193,671)	5,230.1
Mesa Laboratories, Inc.	(3,549)	(325,159)	8,781.0
Middlesex Water Co.	(8,242)	(461,305)	12,457.6
Mirion Technologies, Inc., Class A	(58,277)	(550,718)	14,872.2
Mission Produce, Inc.	(1,078)	(10,769)	290.8
Montauk Renewables, Inc.	(13,135)	(90,763)	2,451.1
Movado Group, Inc.	(19,107)	(526,971)	14,230.9
National Bank Holdings Corp., Class A	(25,386)	(888,510)	23,994.3
National Cinemedia, Inc.	(5,422)	(22,176)	598.9
National Health Investors, Inc.	(4,917)	(261,486)	7,061.5
National Presto Industries, Inc.	(715)	(56,607)	1,528.7
Navient Corp.	(6,464)	(111,310)	3,005.9
NBT Bancorp, Inc.	(32,066)	(1,140,588)	30,801.7
nCino, Inc.	(12,429)	(391,265)	10,566.2
NeoGenomics, Inc.	(5,257)	(78,066)	2,108.2
New York Mortgage Trust, Inc.	(22,209)	(174,119)	4,702.1
Nicolet Bankshares, Inc.	(1,982)	(154,140)	4,162.6
nLight, Inc.	(14,283)	(185,393)	5,006.6
Northern Oil and Gas, Inc.	(20,804)	(696,934)	18,820.8
One Liberty Properties, Inc.	(1,555)	(31,473)	849.9
OneWater Marine, Inc., Class A	(17,504)	(441,626)	11,926.2
Origin Bancorp, Inc.	(10,882)	(331,901)	8,963.0
OrthoPediatrics Corp.	(6,197)	(161,866)	4,371.2
Papa John’s International, Inc.	(10,086)	(741,119)	20,014.0
Paragon 28, Inc.	(4,122)	(52,267)	1,411.5
Park National Corp.	(1,824)	(238,360)	6,436.9
Peapack-Gladstone Financial Corp.	(3,947)	(108,858)	2,939.7
Peoples Bancorp, Inc.	(12,379)	(362,705)	9,794.9

Security	Shares	Value	% of Basket Value

United States (continued)
Phillips Edison & Co., Inc.	(15,903)	$(551,993)	14,906.6%
Phinia, Inc.	(7,688)	(232,485)	6,278.3
Piedmont Lithium, Inc.	(7,623)	(116,479)	3,145.5
Pitney Bowes, Inc.	(13,419)	(55,152)	1,489.4
Powell Industries, Inc.	(6,696)	(793,677)	21,433.4
Preformed Line Products Co.	(361)	(44,132)	1,191.8
ProAssurance Corp.	(6,726)	(90,532)	2,444.8
RCI Hospitality Holdings, Inc.	(12,152)	(750,508)	20,267.6
Ready Capital Corp.	(103,747)	(972,109)	26,251.9
REC Silicon ASA	(77,450)	(91,928)	2,482.5
Retail Opportunity Investments Corp.	(25,733)	(349,712)	9,444.0
Rocket Lab USA, Inc., Class A	(81,700)	(396,245)	10,700.6
S&T Bancorp, Inc.	(14,058)	(468,694)	12,657.1
Seacoast Banking Corp. of Florida	(5,314)	(130,512)	3,524.5
Sensient Technologies Corp.	(5,365)	(332,791)	8,987.1
Service Properties Trust	(5,833)	(45,089)	1,217.6
Shenandoah Telecommunications Co.	(5,212)	(106,794)	2,884.0
Simply Good Foods Co.	(38,105)	(1,440,369)	38,897.4
Six Flags Entertainment Corp.	(29,652)	(747,527)	20,187.1
Solo Brands, Inc., Class A	(5,024)	(14,017)	378.5
Sotera Health Co.	(10,010)	(147,347)	3,979.1
Southern Missouri Bancorp, Inc.	(542)	(23,637)	638.3
Stellar Bancorp, Inc.	(5,753)	(143,998)	3,888.7
Stepan Co.	(1,258)	(112,302)	3,032.7
StepStone Group, Inc., Class A	(36,035)	(1,205,371)	32,551.2
Stericycle, Inc.	(2,299)	(110,352)	2,980.1
Sterling Check Corp.	(17,269)	(235,549)	6,361.0
Steven Madden Ltd.	(37,118)	(1,554,502)	41,979.5
Sun Country Airlines Holdings, Inc.	(9,804)	(133,432)	3,603.3
SunCoke Energy, Inc.	(16,075)	(164,769)	4,449.6
Tarsus Pharmaceuticals, Inc.	(9,360)	(254,966)	6,885.4
Tidewater, Inc.	(12,465)	(837,523)	22,617.4
TimkenSteel Corp.	(4,509)	(92,660)	2,502.3
Towne Bank	(7,567)	(212,708)	5,744.2
Transcat, Inc.	(562)	(61,843)	1,670.1
TransMedics Group, Inc.	(4,533)	(388,795)	10,499.5
TreeHouse Foods, Inc.	(18,014)	(758,389)	20,480.4
Triumph Financial, Inc.	(1,268)	(89,584)	2,419.2
Triumph Group, Inc.	(44,668)	(723,622)	19,541.5
UFP Technologies, Inc.	(1,479)	(249,226)	6,730.4
United Community Banks, Inc.	(12,823)	(350,581)	9,467.5
Uniti Group, Inc.	(102,867)	(541,080)	14,611.9
Vista Outdoor, Inc.	(27,149)	(762,072)	20,579.9
WaFd, Inc.	(3,444)	(100,014)	2,700.9
Westrock Coffee Co.	(12,232)	(126,724)	3,422.2
White Mountains Insurance Group Ltd.	(455)	(717,066)	19,364.5
XPEL, Inc.	(7,043)	(376,448)	10,166.0
York Water Co.	(7,033)	(252,344)	6,814.6

		(60,385,667)

Investment Companies

Luxembourg
BBGI Global Infrastructure SA	(207,881)	(345,513)	9,330.6

Rights

Spain
Sacyr SA, (Expires 02/09/24)	(77,526)	(5,240)	141.5

Total Reference Entity — Short		(123,148,638)

Net Value of Reference Entity — UBS AG		$(3,703)

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$84,080,707	$—	$—	$84,080,707
Preferred Securities
Preferred Stocks	—	—	4,891,338	4,891,338
U.S. Government Sponsored Agency Securities	—	2,960,993	—	2,960,993
U.S. Treasury Obligations	—	11,271,117	—	11,271,117
Short-Term Securities
Money Market Funds	6,471,362	—	—	6,471,362
U.S. Treasury Obligations	—	1,085,358,429	—	1,085,358,429

	$90,552,069	$1,099,590,539	$4,891,338	$1,195,033,946

Derivative Financial Instruments(a)
Assets
Equity Contracts	$347,700	$12,713,478	$—	$13,061,178
Interest Rate Contracts	—	916,711	—	916,711
Liabilities
Equity Contracts	(705,947)	(3,914,138)	—	(4,620,085)
Interest Rate Contracts	—	(38,528)	—	(38,528)

	$(358,247)	$9,677,523	$—	$9,319,276

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

Currency Abbreviation (continued)

USD	United States Dollar

87

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Global Equity Market Neutral Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

AGC	Assured Guaranty Corp.

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CJSC	Closed Joint Stock Company

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SG	Syncora Guarantee

ST	Special Tax

THOR	Thai Overnight Repurchase Rate

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	88